UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

AHL TargetRisk Fund

Class A: AHTAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL TR_A 0625

Class A: AHTAX

American Beacon

AHL TargetRisk Fund

Class C: AHACX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL TR_C 0625

Class C: AHACX

American Beacon

AHL TargetRisk Fund

Investor Class: AHTPX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$76	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL TR_Investor 0625

Investor Class: AHTPX

American Beacon

AHL TargetRisk Fund

Class R5: AHTIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL TR_R5 0625

Class R5: AHTIX

American Beacon

AHL TargetRisk Fund

Class Y: AHTYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$59	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL TR_Y 0625

Class Y: AHTYX

American Beacon

AHL Multi-Alternatives Fund

Class A: AHMAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	49
Number of Currency Pairs	37
Number of Short Holdings	12

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Multi-Alternatives Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MA_A 0625

Class A: AHMAX

American Beacon

AHL Multi-Alternatives Fund

Class C: AHMCX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	49
Number of Currency Pairs	37
Number of Short Holdings	12

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Multi-Alternatives Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MA_C 0625

Class C: AHMCX

American Beacon

AHL Multi-Alternatives Fund

Class R6: AHMRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	49
Number of Currency Pairs	37
Number of Short Holdings	12

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Multi-Alternatives Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MA_R6 0625

Class R6: AHMRX

American Beacon

AHL Multi-Alternatives Fund

Class Y: AHMYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$64	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	49
Number of Currency Pairs	37
Number of Short Holdings	12

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Multi-Alternatives Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MA_Y 0625

Class Y: AHMYX

American Beacon

Man Large Cap Growth Fund

Class A: BLYAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCG_A 0625

Class A: BLYAX

American Beacon

Man Large Cap Growth Fund

Class C: BLYCX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCG_C 0625

Class C: BLYCX

American Beacon

Man Large Cap Growth Fund

Investor Class: BLYPX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCG_Investor 0625

Investor Class: BLYPX

American Beacon

Man Large Cap Growth Fund

Class R5: BRLGX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCG_R5 0625

Class R5: BRLGX

American Beacon

Man Large Cap Growth Fund

Class R6: BLYRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCG_R6 0625

Class R6: BLYRX

American Beacon

Man Large Cap Growth Fund

Class Y: BLYYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCG_Y 0625

Class Y: BLYYX

American Beacon

Man Large Cap Value Fund

Class A: BWLAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCV_A 0625

Class A: BWLAX

American Beacon

Man Large Cap Value Fund

Class C: BWLCX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCV_C 0625

Class C: BWLCX

American Beacon

Man Large Cap Value Fund

Investor Class: BWLIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCV_Investor 0625

Investor Class: BWLIX

American Beacon

Man Large Cap Value Fund

Class R5: BRLVX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCV_R5 0625

Class R5: BRLVX

American Beacon

Man Large Cap Value Fund

Class R6: BWLRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCV_R6 0625

Class R6: BWLRX

American Beacon

Man Large Cap Value Fund

Class Y: BWLYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Man LCV_Y 0625

Class Y: BWLYX

American Beacon

AHL Managed Futures Strategy Fund

Class A: AHLAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	2.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	48
Number of Currency Pairs	37
Number of Short Holdings	17

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the A Class increased from 0.00% to 1.85% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MFS_A 0625

Class A: AHLAX

American Beacon

AHL Managed Futures Strategy Fund

Class C: AHLCX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	2.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	48
Number of Currency Pairs	37
Number of Short Holdings	17

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the C Class increased from 0.00% to 2.62% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MFS_C 0625

Class C: AHLCX

American Beacon

AHL Managed Futures Strategy Fund

Investor Class: AHLPX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	2.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	48
Number of Currency Pairs	37
Number of Short Holdings	17

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Investor Class increased from 0.00% to 1.94% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MFS_Investor 0625

Investor Class: AHLPX

American Beacon

AHL Managed Futures Strategy Fund

Class R5: AHLIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	48
Number of Currency Pairs	37
Number of Short Holdings	17

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the R5 Class increased from 0.00% to 1.53% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MFS_R5 0625

Class R5: AHLIX

American Beacon

AHL Managed Futures Strategy Fund

Class Y: AHLYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$87	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	48
Number of Currency Pairs	37
Number of Short Holdings	17

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Y Class increased from 0.00% to 1.65% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

AHL MFS_Y 0625

Class Y: AHLYX

American Beacon

Stephens Mid-Cap Growth Fund

Class A: SMFAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens MCG_A 0625

Class A: SMFAX

American Beacon

Stephens Mid-Cap Growth Fund

Class C: SMFCX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens MCG_C 0625

Class C: SMFCX

American Beacon

Stephens Mid-Cap Growth Fund

Investor Class: STMGX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Steph MCG_Investor 0625

Investor Class: STMGX

American Beacon

Stephens Mid-Cap Growth Fund

Class R5: SFMIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens MCG_R5 0625

Class R5: SFMIX

American Beacon

Stephens Mid-Cap Growth Fund

Class R6: SFMRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens MCG_R6 0625

Class R6: SFMRX

American Beacon

Stephens Mid-Cap Growth Fund

Class Y: SMFYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens MCG_Y 0625

Class Y: SMFYX

American Beacon

Stephens Small Cap Growth Fund

Class A: SPWAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens SCG_A 0625

Class A: SPWAX

American Beacon

Stephens Small Cap Growth Fund

Class C: SPWCX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens SCG_C 0625

Class C: SPWCX

American Beacon

Stephens Small Cap Growth Fund

Investor Class: STSGX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Steph SCG_Investor 0625

Investor Class: STSGX

American Beacon

Stephens Small Cap Growth Fund

Class R5: STSIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens SCG_R5 0625

Class R5: STSIX

American Beacon

Stephens Small Cap Growth Fund

Class R6: STSRX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens SCG_R6 0625

Class R6: STSRX

American Beacon

Stephens Small Cap Growth Fund

Class Y: SPWYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Stephens SCG_Y 0625

Class Y: SPWYX

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

# Semi-Annual Financial Statements

## June 30, 2025

AHL 0625

American Beacon FundsSM

Additional Information	Back Cover

American Beacon Funds	June 30, 2025

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 83.99%

U.S. Treasury Obligations - 83.99%
U.S. Treasury Bills,
4.329%, Due 7/3/2025A B C	$155,000,000	$154,963,834
4.362%, Due 7/10/2025B C	100,000,000	99,895,292
4.331%, Due 7/17/2025A B C	145,000,000	144,732,878
4.346%, Due 7/24/2025B C	175,000,000	174,534,050
4.333%, Due 8/7/2025A B C	180,000,000	179,212,455
4.246%, Due 9/4/2025B C	125,000,000	124,039,106
4.232%, Due 9/11/2025A B C	185,000,000	183,429,350
4.181%, Due 10/2/2025B C	100,000,000	98,905,635
4.191%, Due 10/9/2025B C	150,000,000	148,262,639
4.284%, Due 10/23/2025A B C	165,000,000	162,813,773
4.250%, Due 11/6/2025A B C	140,000,000	137,937,334
4.242%, Due 11/13/2025B C	125,000,000	123,060,899

		1,731,787,245

Total Short-Term Investments (Cost $1,732,015,501)		1,731,787,245

TOTAL INVESTMENTS - 83.99% (Cost $1,732,015,501)		1,731,787,245
OTHER ASSETS, NET OF LIABILITIES - 16.01%		330,074,165

TOTAL NET ASSETS - 100.00%		$2,061,861,410

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

B Coupon represents a weighted average yield to maturity.

C Zero coupon bond.

Long Futures Contracts Open on June 30, 2025:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Soybean FuturesA	44	November 2025	$2,266,763	$2,259,400	$(7,363)
CBOT Soybean Oil FuturesA	586	December 2025	19,222,292	18,546,900	(675,392)
CME Lean Hogs FuturesA	222	August 2025	9,228,843	9,546,000	317,157
CME Lean Hogs FuturesA	256	October 2025	9,619,301	9,461,760	(157,541)
COMEX Copper FuturesA	364	September 2025	44,571,296	46,250,750	1,679,454
COMEX Gold 100 Troy Ounces FuturesA	358	August 2025	119,804,778	118,415,660	(1,389,118)
COMEX Silver FuturesA	454	September 2025	82,586,229	82,110,440	(475,789)
Euronext Rapeseed FuturesA	89	October 2025	2,629,324	2,529,207	(100,117)
ICE Brent Crude Oil FuturesA	303	July 2025	21,844,837	20,222,220	(1,622,617)
ICE Gas Oil FuturesA	285	July 2025	20,489,537	19,294,500	(1,195,037)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	32	October 2025	368,000	318,800	(49,200)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	32	November 2025	368,000	364,800	(3,200)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	32	December 2025	368,000	388,160	20,160
ICE U.S. – Henry Ld1 Fixed Price FuturesA	32	January 2026	368,000	364,960	(3,040)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	32	February 2026	368,000	327,440	(40,560)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	164	March 2026	1,700,825	1,564,970	(135,855)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	164	April 2026	1,700,825	1,562,100	(138,725)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	164	May 2026	1,700,825	1,628,930	(71,895)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	164	June 2026	1,700,825	1,706,830	6,005
ICE U.S. – Henry Ld1 Fixed Price FuturesA	164	July 2026	1,700,825	1,726,920	26,095
ICE U.S. – Henry Ld1 Fixed Price FuturesA	164	August 2026	1,700,825	1,707,650	6,825
ICE U.S. – Henry Ld1 Fixed Price FuturesA	164	September 2026	1,700,825	1,729,380	28,555
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	December 2026	1,551,235	1,957,410	406,175
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	January 2027	1,551,235	1,788,540	237,305
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	February 2027	1,551,235	1,533,090	(18,145)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	March 2027	1,551,235	1,361,100	(190,135)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	April 2027	$1,551,235	$1,345,500	$(205,735)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	May 2027	1,551,235	1,401,270	(149,965)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	June 2027	1,551,235	1,469,130	(82,105)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	July 2027	1,551,235	1,488,630	(62,605)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	August 2027	1,551,235	1,474,200	(77,035)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	September 2027	1,551,235	1,500,330	(50,905)
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	October 2027	1,551,235	1,574,430	23,195
ICE U.S. – Henry Ld1 Fixed Price FuturesA	156	November 2027	1,551,235	1,732,380	181,145
LME Copper FuturesA	226	August 2025	53,230,815	55,971,047	2,740,232
LME Lead FuturesA	322	August 2025	16,153,871	16,396,562	242,691
LME Nickel FuturesA	37	August 2025	3,317,589	3,360,083	42,494
LME Primary Aluminum FuturesA	1,658	August 2025	104,323,557	107,719,431	3,395,874
LME Zinc FuturesA	394	August 2025	26,873,130	27,074,597	201,467
NYBOT CSC Cocoa FuturesA	57	September 2025	5,138,715	5,130,000	(8,715)
NYMEX Light Sweet Crude Oil FuturesA	324	July 2025	22,547,934	21,095,640	(1,452,294)
NYMEX NY Harbor ULSD FuturesA	277	July 2025	27,487,336	26,482,474	(1,004,862)
NYMEX Palladium FuturesA	69	September 2025	7,281,871	7,638,990	357,119
NYMEX Platinum FuturesA	396	October 2025	25,505,953	26,591,400	1,085,447
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	307	July 2025	28,460,906	26,717,657	(1,743,249)
WCE Canola FuturesA	660	November 2025	6,800,752	6,879,413	78,661

			$691,746,224	$691,711,081	$(35,143)

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	208	September 2025	$48,407,784	$48,821,437	$413,653
CME E-Mini NASDAQ 100 Index Futures	120	September 2025	53,088,975	54,943,800	1,854,825
CME E-Mini Russell 2000 Index Futures	22	September 2025	2,413,919	2,410,870	(3,049)
CME E-Mini S&P 500 Index Futures	189	September 2025	57,965,699	59,097,938	1,132,239
Eurex DAX Index Futures	90	September 2025	62,609,565	63,739,204	1,129,639
Eurex EURO STOXX 50 Futures	748	September 2025	46,688,140	46,936,574	248,434
Euronext CAC 40 Index Futures	369	July 2025	33,300,264	33,338,713	38,449
HKG Hang Seng China Enterprises Index Futures	624	July 2025	34,395,065	34,455,353	60,288
HKG Hang Seng Index Futures	370	July 2025	56,656,877	56,758,833	101,956
ICE FTSE 100 Index Futures	911	September 2025	110,698,803	109,911,279	(787,524)
ICE U.S. Mini MSCI EAFE Index Futures	590	September 2025	78,462,963	79,110,150	647,187
ICE U.S. MSCI Emerging Markets Index Futures	1,060	September 2025	64,440,004	65,375,500	935,496
KFE KOSPI 200 Index Futures	654	September 2025	48,195,794	50,415,327	2,219,533
Montreal Exchange S&P/TSX 60 Index Futures	482	September 2025	112,253,722	113,266,018	1,012,296
NSE IFSC NIFTY 50 Index Futures	636	July 2025	32,130,684	32,564,472	433,788
SAFEX FTSE/JSE Top 40 Index Futures	812	September 2025	40,618,789	41,178,026	559,237
SFE S&P ASX Share Price Index 200 Futures	787	September 2025	110,763,314	110,546,511	(216,803)
SGX FTSE China A50 Futures	2,931	July 2025	39,269,909	39,240,228	(29,681)
SGX FTSE Taiwan Index Futures	494	July 2025	35,591,559	36,032,360	440,801
SGX MSCI Singapore Index Futures	733	July 2025	23,310,880	23,707,924	397,044
SGX Nikkei 225 Stock Index Futures	242	September 2025	32,952,296	33,992,257	1,039,961
TSE TOPIX Futures	335	September 2025	64,774,918	66,427,728	1,652,810

			$1,188,989,923	$1,202,270,502	$13,280,579

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month CORRA Futures	44	June 2026	$7,883,271	$7,887,608	$4,337
3-Month CORRA Futures	226	December 2026	40,442,358	40,490,802	48,444
3 Month Euro Euribor Futures	2,614	September 2026	755,702,393	755,665,089	(37,304)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Interest Rate Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	4,498	June 2027	$1,297,693,689	$1,297,517,322	$(176,367)
3 Month Euro Euribor Futures	3,107	December 2027	895,430,849	894,889,505	(541,344)
3 Month Euro Euribor Futures	1,366	March 2028	393,421,479	393,158,728	(262,751)
CBOT 10 Year U.S. Treasury Notes Futures	44	September 2025	4,927,867	4,933,500	5,633
Eurex 5 Year Euro BOBL Futures	952	September 2025	132,437,879	131,967,413	(470,466)
Eurex 10 Year Euro BUND Futures	453	September 2025	69,910,370	69,449,555	(460,815)
Eurex Euro-BTP Italian Bond Futures	1,905	September 2025	242,618,962	242,228,147	(390,815)
Eurex Euro-BTP Italian Bond Futures	1,487	September 2025	211,931,247	211,945,126	13,879
French Government Bond Futures	743	September 2025	109,062,475	108,386,914	(675,561)
ICE Long Gilt Futures	163	September 2025	20,842,091	20,814,709	(27,382)
KFE 3 Year Treasury Bond Futures	1,554	September 2025	123,462,253	123,493,257	31,004
KFE 10 Year Treasury Bond Futures	303	September 2025	26,518,258	26,588,834	70,576
Montreal Exchange 10 Year Canadian Bond Futures .	138	September 2025	12,318,975	12,363,503	44,528
SFE 3 Year Australian Bond Futures	4,004	September 2025	283,478,622	283,922,762	444,140
SFE 10 Year Australian Bond Futures	1,293	September 2025	97,385,515	97,539,639	154,124
Three-Month SOFR Futures	1,143	December 2026	276,633,686	276,991,763	358,077
Three-Month SOFR Futures	2,072	September 2027	500,927,792	501,967,900	1,040,108
Three-Month SOFR Futures	2,341	June 2028	565,544,799	566,112,325	567,526
Three Month SONIA Index Futures	3,247	December 2026	1,075,705,216	1,076,586,783	881,567
Three Month SONIA Index Futures	2,998	September 2027	992,516,909	993,307,303	790,394

			$8,136,796,955	$8,138,208,487	$1,411,532

Short Futures Contracts Open on June 30, 2025:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	177	September 2025	$(3,798,129)	$(3,621,863)	$176,266
CBOT Corn FuturesA	2,328	December 2025	(50,786,690)	(49,528,200)	1,258,490
CBOT Soybean Meal FuturesA	495	September 2025	(14,459,606)	(13,855,050)	604,556
CBOT Soybean Meal FuturesA	765	December 2025	(22,086,878)	(22,131,450)	(44,572)
CBOT Wheat FuturesA	969	September 2025	(26,572,509)	(26,078,213)	494,296
Euronext Milling Wheat FuturesA	992	September 2025	(12,495,251)	(11,393,139)	1,102,112
Euronext Milling Wheat FuturesA	529	December 2025	(6,579,645)	(6,433,878)	145,767
ICE Cocoa FuturesA	1	September 2025	(78,103)	(81,522)	(3,419)
ICE Cocoa FuturesA	28	December 2025	(2,130,262)	(2,178,450)	(48,188)
ICE Robusta Coffee Futures 10-TonneA	89	September 2025	(3,822,442)	(3,221,800)	600,642
ICE Robusta Coffee Futures 10-TonneA	37	November 2025	(1,356,445)	(1,319,420)	37,025
KCBT Hard Red Winter Wheat FuturesA	723	September 2025	(19,894,220)	(19,042,013)	852,207
LME Copper FuturesA	226	August 2025	(49,752,749)	(55,971,047)	(6,218,298)
LME Lead FuturesA	417	August 2025	(20,451,793)	(21,234,057)	(782,264)
LME Lead FuturesA	60	September 2025	(3,051,375)	(3,068,055)	(16,680)
LME Nickel FuturesA	108	August 2025	(9,834,813)	(9,807,810)	27,003
LME Nickel FuturesA	86	September 2025	(7,752,951)	(7,841,048)	(88,097)
LME Primary Aluminum FuturesA	1,702	August 2025	(105,228,350)	(110,578,089)	(5,349,739)
LME Primary Aluminum FuturesA	45	September 2025	(2,892,013)	(2,925,067)	(33,054)
LME Zinc FuturesA	418	August 2025	(28,281,025)	(28,723,810)	(442,785)
LME Zinc FuturesA	114	September 2025	(7,613,890)	(7,845,138)	(231,248)
MDE Crude Palm Oil FuturesA	3	September 2025	(72,249)	(71,001)	1,248
MGE Red Wheat FuturesA	58	September 2025	(1,860,770)	(1,800,175)	60,595
NYBOT CSC C Coffee FuturesA	84	September 2025	(9,719,654)	(9,453,150)	266,504
NYBOT CSC Number 11 World Sugar FuturesA	2,897	September 2025	(54,433,599)	(52,563,168)	1,870,431
NYBOT CTN Number 2 Cotton FuturesA	290	December 2025	(9,773,285)	(9,878,850)	(105,565)
NYMEX Henry Hub Natural Gas FuturesA	979	July 2025	(35,710,322)	(33,834,240)	1,876,082

			$(510,489,018)	$(514,479,703)	$(3,990,685)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX United States Dollar Index Futures	474	September 2025	$(46,643,307)	$(45,737,682)	$905,625

			$(46,643,307)	$(45,737,682)	$905,625

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
OML Stockholm OMXS30 Index Futures	10	July 2025	$(260,895)	$(263,506)	$(2,611)

			$(260,895)	$(263,506)	$(2,611)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	458	September 2025	$(94,935,955)	$(95,274,734)	$(338,779)
CBOT 5 Year U.S. Treasury Notes Futures	59	September 2025	(6,414,355)	(6,431,000)	(16,645)
CBOT U.S. Long Bond Futures	265	September 2025	(29,906,805)	(30,599,219)	(692,414)
CBOT Ultra U.S. Treasury Bond Futures	289	September 2025	(33,536,523)	(34,427,125)	(890,602)
Eurex 2 Year Euro SCHATZ Futures	1,022	September 2025	(129,135,444)	(129,114,582)	20,862
Eurex 30 Year Euro BUXL Futures	72	September 2025	(10,262,341)	(10,070,630)	191,711
TSE Japanese 10 Year Bond Futures	112	September 2025	(108,036,402)	(108,122,912)	(86,510)

			$(412,227,825)	$(414,040,202)	$(1,812,377)

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on June 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,823	INR	29,141	7/9/2025	BNP	$-	$(318)	$(318)
USD	28,853	INR	29,141	7/9/2025	BNP	-	(288)	(288)
USD	28,857	INR	29,141	7/9/2025	BNP	-	(284)	(284)
USD	28,861	INR	29,141	7/9/2025	BNP	-	(280)	(280)
USD	28,862	INR	29,141	7/9/2025	BNP	-	(279)	(279)
USD	28,867	INR	29,141	7/9/2025	BNP	-	(274)	(274)
USD	28,869	INR	29,141	7/9/2025	BNP	-	(272)	(272)
USD	28,923	INR	29,141	7/9/2025	BNP	-	(218)	(218)
USD	28,931	INR	29,141	7/9/2025	BNP	-	(210)	(210)
USD	28,933	INR	29,140	7/9/2025	BNP	-	(207)	(207)
USD	28,935	INR	29,141	7/9/2025	BNP	-	(206)	(206)
USD	28,939	INR	29,141	7/9/2025	BNP	-	(202)	(202)
USD	28,943	INR	29,141	7/9/2025	BNP	-	(198)	(198)
USD	28,944	INR	29,141	7/9/2025	BNP	-	(197)	(197)
USD	28,947	INR	29,141	7/9/2025	BNP	-	(194)	(194)
USD	28,949	INR	29,141	7/9/2025	BNP	-	(192)	(192)
USD	28,970	INR	29,141	7/9/2025	BNP	-	(171)	(171)
USD	28,978	INR	29,141	7/9/2025	BNP	-	(163)	(163)
USD	28,980	INR	29,141	7/9/2025	BNP	-	(161)	(161)
USD	28,982	INR	29,141	7/9/2025	BNP	-	(159)	(159)
USD	28,983	INR	29,141	7/9/2025	BNP	-	(158)	(158)
USD	28,986	INR	29,141	7/9/2025	BNP	-	(155)	(155)
USD	28,988	INR	29,141	7/9/2025	BNP	-	(153)	(153)
USD	28,989	INR	29,141	7/9/2025	BNP	-	(152)	(152)
USD	28,990	INR	29,141	7/9/2025	BNP	-	(151)	(151)
USD	28,993	INR	29,141	7/9/2025	BNP	-	(148)	(148)
USD	28,994	INR	29,141	7/9/2025	BNP	-	(147)	(147)
USD	28,996	INR	29,141	7/9/2025	BNP	-	(145)	(145)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,998	INR	29,141	7/9/2025	BNP	$-	$(143)	$(143)
USD	29,014	INR	29,140	7/9/2025	BNP	-	(126)	(126)
USD	29,020	INR	29,141	7/9/2025	BNP	-	(121)	(121)
USD	29,021	INR	29,141	7/9/2025	BNP	-	(120)	(120)
USD	29,022	INR	29,141	7/9/2025	BNP	-	(119)	(119)
USD	29,037	INR	29,141	7/9/2025	BNP	-	(104)	(104)
USD	29,044	INR	29,141	7/9/2025	BNP	-	(97)	(97)
USD	29,053	INR	29,141	7/9/2025	BNP	-	(88)	(88)
USD	29,078	INR	29,141	7/9/2025	BNP	-	(63)	(63)
USD	29,081	INR	29,141	7/9/2025	BNP	-	(60)	(60)
USD	29,101	INR	29,141	7/9/2025	BNP	-	(40)	(40)
USD	29,139	INR	29,141	7/9/2025	BNP	-	(2)	(2)
USD	57,643	INR	58,282	7/9/2025	BNP	-	(639)	(639)
USD	57,676	INR	58,282	7/9/2025	BNP	-	(606)	(606)
USD	57,703	INR	58,282	7/9/2025	BNP	-	(579)	(579)
USD	57,705	INR	58,282	7/9/2025	BNP	-	(577)	(577)
USD	57,713	INR	58,281	7/9/2025	BNP	-	(568)	(568)
USD	57,718	INR	58,282	7/9/2025	BNP	-	(564)	(564)
USD	57,719	INR	58,282	7/9/2025	BNP	-	(563)	(563)
USD	57,724	INR	58,281	7/9/2025	BNP	-	(557)	(557)
USD	57,744	INR	58,282	7/9/2025	BNP	-	(538)	(538)
USD	57,778	INR	58,282	7/9/2025	BNP	-	(504)	(504)
USD	57,868	INR	58,282	7/9/2025	BNP	-	(414)	(414)
USD	57,871	INR	58,282	7/9/2025	BNP	-	(411)	(411)
USD	57,872	INR	58,282	7/9/2025	BNP	-	(410)	(410)
USD	57,874	INR	58,281	7/9/2025	BNP	-	(407)	(407)
USD	57,881	INR	58,282	7/9/2025	BNP	-	(401)	(401)
USD	57,882	INR	58,282	7/9/2025	BNP	-	(400)	(400)
USD	57,883	INR	58,282	7/9/2025	BNP	-	(399)	(399)
USD	57,885	INR	58,282	7/9/2025	BNP	-	(397)	(397)
USD	57,886	INR	58,281	7/9/2025	BNP	-	(395)	(395)
USD	57,896	INR	58,282	7/9/2025	BNP	-	(386)	(386)
USD	57,904	INR	58,282	7/9/2025	BNP	-	(378)	(378)
USD	57,928	INR	58,282	7/9/2025	BNP	-	(354)	(354)
USD	57,929	INR	58,281	7/9/2025	BNP	-	(352)	(352)
USD	57,933	INR	58,282	7/9/2025	BNP	-	(349)	(349)
USD	57,936	INR	58,282	7/9/2025	BNP	-	(346)	(346)
USD	57,941	INR	58,282	7/9/2025	BNP	-	(341)	(341)
USD	57,946	INR	58,282	7/9/2025	BNP	-	(336)	(336)
USD	57,949	INR	58,282	7/9/2025	BNP	-	(333)	(333)
USD	57,952	INR	58,282	7/9/2025	BNP	-	(330)	(330)
USD	57,956	INR	58,282	7/9/2025	BNP	-	(326)	(326)
USD	57,960	INR	58,282	7/9/2025	BNP	-	(322)	(322)
USD	57,974	INR	58,282	7/9/2025	BNP	-	(308)	(308)
USD	57,982	INR	58,282	7/9/2025	BNP	-	(300)	(300)
USD	57,983	INR	58,282	7/9/2025	BNP	-	(299)	(299)
USD	28,992	INR	29,141	7/9/2025	BNP	-	(149)	(149)
USD	28,992	INR	29,141	7/9/2025	BNP	-	(149)	(149)
USD	57,985	INR	58,282	7/9/2025	BNP	-	(297)	(297)
USD	28,995	INR	29,141	7/9/2025	BNP	-	(146)	(146)
USD	28,995	INR	29,141	7/9/2025	BNP	-	(146)	(146)
USD	57,994	INR	58,282	7/9/2025	BNP	-	(288)	(288)
USD	57,995	INR	58,282	7/9/2025	BNP	-	(287)	(287)
USD	57,997	INR	58,282	7/9/2025	BNP	-	(285)	(285)
USD	58,002	INR	58,282	7/9/2025	BNP	-	(280)	(280)
USD	58,006	INR	58,282	7/9/2025	BNP	-	(276)	(276)
USD	58,009	INR	58,282	7/9/2025	BNP	-	(273)	(273)
USD	58,014	INR	58,282	7/9/2025	BNP	-	(268)	(268)
USD	58,019	INR	58,282	7/9/2025	BNP	-	(263)	(263)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	58,021	INR	58,281	7/9/2025	BNP	$-	$(260)	$(260)
USD	58,026	INR	58,282	7/9/2025	BNP	-	(256)	(256)
USD	58,027	INR	58,282	7/9/2025	BNP	-	(255)	(255)
USD	58,028	INR	58,282	7/9/2025	BNP	-	(254)	(254)
USD	58,030	INR	58,282	7/9/2025	BNP	-	(252)	(252)
USD	58,032	INR	58,282	7/9/2025	BNP	-	(250)	(250)
USD	58,033	INR	58,282	7/9/2025	BNP	-	(249)	(249)
USD	58,035	INR	58,282	7/9/2025	BNP	-	(247)	(247)
USD	58,039	INR	58,282	7/9/2025	BNP	-	(243)	(243)
USD	58,040	INR	58,282	7/9/2025	BNP	-	(242)	(242)
USD	58,065	INR	58,282	7/9/2025	BNP	-	(217)	(217)
USD	58,066	INR	58,282	7/9/2025	BNP	-	(216)	(216)
USD	58,067	INR	58,282	7/9/2025	BNP	-	(215)	(215)
USD	58,068	INR	58,282	7/9/2025	BNP	-	(214)	(214)
USD	58,074	INR	58,282	7/9/2025	BNP	-	(208)	(208)
USD	58,077	INR	58,281	7/9/2025	BNP	-	(204)	(204)
USD	58,089	INR	58,282	7/9/2025	BNP	-	(193)	(193)
USD	58,112	INR	58,282	7/9/2025	BNP	-	(170)	(170)
USD	58,141	INR	58,282	7/9/2025	BNP	-	(141)	(141)
USD	58,410	INR	58,282	7/9/2025	BNP	128	-	128
USD	86,423	INR	87,423	7/9/2025	BNP	-	(1,000)	(1,000)
USD	86,441	INR	87,423	7/9/2025	BNP	-	(982)	(982)
USD	86,443	INR	87,423	7/9/2025	BNP	-	(980)	(980)
USD	86,447	INR	87,423	7/9/2025	BNP	-	(976)	(976)
USD	86,463	INR	87,423	7/9/2025	BNP	-	(960)	(960)
USD	86,466	INR	87,422	7/9/2025	BNP	-	(956)	(956)
USD	86,472	INR	87,423	7/9/2025	BNP	-	(951)	(951)
USD	86,493	INR	87,423	7/9/2025	BNP	-	(930)	(930)
USD	86,499	INR	87,423	7/9/2025	BNP	-	(924)	(924)
USD	86,508	INR	87,423	7/9/2025	BNP	-	(915)	(915)
USD	86,512	INR	87,423	7/9/2025	BNP	-	(911)	(911)
USD	86,519	INR	87,423	7/9/2025	BNP	-	(904)	(904)
USD	86,535	INR	87,423	7/9/2025	BNP	-	(888)	(888)
USD	86,559	INR	87,423	7/9/2025	BNP	-	(864)	(864)
USD	86,566	INR	87,423	7/9/2025	BNP	-	(857)	(857)
USD	86,571	INR	87,423	7/9/2025	BNP	-	(852)	(852)
USD	86,577	INR	87,423	7/9/2025	BNP	-	(846)	(846)
USD	86,580	INR	87,422	7/9/2025	BNP	-	(842)	(842)
USD	86,593	INR	87,422	7/9/2025	BNP	-	(829)	(829)
USD	86,602	INR	87,423	7/9/2025	BNP	-	(821)	(821)
USD	86,607	INR	87,422	7/9/2025	BNP	-	(815)	(815)
USD	86,778	INR	87,423	7/9/2025	BNP	-	(645)	(645)
USD	86,779	INR	87,423	7/9/2025	BNP	-	(644)	(644)
USD	86,782	INR	87,423	7/9/2025	BNP	-	(641)	(641)
USD	86,783	INR	87,423	7/9/2025	BNP	-	(640)	(640)
USD	86,794	INR	87,423	7/9/2025	BNP	-	(629)	(629)
USD	86,797	INR	87,423	7/9/2025	BNP	-	(626)	(626)
USD	86,802	INR	87,423	7/9/2025	BNP	-	(621)	(621)
USD	86,804	INR	87,423	7/9/2025	BNP	-	(619)	(619)
USD	86,805	INR	87,423	7/9/2025	BNP	-	(618)	(618)
USD	86,811	INR	87,422	7/9/2025	BNP	-	(611)	(611)
USD	86,819	INR	87,423	7/9/2025	BNP	-	(604)	(604)
USD	86,820	INR	87,423	7/9/2025	BNP	-	(603)	(603)
USD	86,821	INR	87,423	7/9/2025	BNP	-	(602)	(602)
USD	86,824	INR	87,423	7/9/2025	BNP	-	(599)	(599)
USD	86,841	INR	87,423	7/9/2025	BNP	-	(582)	(582)
USD	86,853	INR	87,423	7/9/2025	BNP	-	(570)	(570)
USD	86,867	INR	87,422	7/9/2025	BNP	-	(555)	(555)
USD	86,872	INR	87,423	7/9/2025	BNP	-	(551)	(551)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	86,874	INR	87,423	7/9/2025	BNP	$-	$(549)	$(549)
USD	86,875	INR	87,423	7/9/2025	BNP	-	(548)	(548)
USD	86,876	INR	87,422	7/9/2025	BNP	-	(546)	(546)
USD	86,886	INR	87,423	7/9/2025	BNP	-	(537)	(537)
USD	86,892	INR	87,423	7/9/2025	BNP	-	(531)	(531)
USD	86,896	INR	87,423	7/9/2025	BNP	-	(527)	(527)
USD	86,897	INR	87,422	7/9/2025	BNP	-	(525)	(525)
USD	86,899	INR	87,423	7/9/2025	BNP	-	(524)	(524)
USD	86,907	INR	87,423	7/9/2025	BNP	-	(516)	(516)
USD	86,920	INR	87,423	7/9/2025	BNP	-	(503)	(503)
USD	86,921	INR	87,423	7/9/2025	BNP	-	(502)	(502)
USD	86,922	INR	87,423	7/9/2025	BNP	-	(501)	(501)
USD	86,925	INR	87,423	7/9/2025	BNP	-	(498)	(498)
USD	86,927	INR	87,423	7/9/2025	BNP	-	(496)	(496)
USD	86,930	INR	87,422	7/9/2025	BNP	-	(492)	(492)
USD	86,936	INR	87,423	7/9/2025	BNP	-	(487)	(487)
USD	86,946	INR	87,422	7/9/2025	BNP	-	(476)	(476)
USD	86,954	INR	87,423	7/9/2025	BNP	-	(469)	(469)
USD	86,957	INR	87,423	7/9/2025	BNP	-	(466)	(466)
USD	86,958	INR	87,423	7/9/2025	BNP	-	(465)	(465)
USD	86,962	INR	87,423	7/9/2025	BNP	-	(461)	(461)
USD	86,966	INR	87,423	7/9/2025	BNP	-	(457)	(457)
USD	86,969	INR	87,423	7/9/2025	BNP	-	(454)	(454)
USD	86,970	INR	87,423	7/9/2025	BNP	-	(453)	(453)
USD	86,972	INR	87,423	7/9/2025	BNP	-	(451)	(451)
USD	86,973	INR	87,423	7/9/2025	BNP	-	(450)	(450)
USD	86,976	INR	87,423	7/9/2025	BNP	-	(447)	(447)
USD	86,983	INR	87,423	7/9/2025	BNP	-	(440)	(440)
USD	86,986	INR	87,423	7/9/2025	BNP	-	(437)	(437)
USD	86,997	INR	87,423	7/9/2025	BNP	-	(426)	(426)
USD	87,001	INR	87,423	7/9/2025	BNP	-	(422)	(422)
USD	87,008	INR	87,422	7/9/2025	BNP	-	(414)	(414)
USD	87,009	INR	87,423	7/9/2025	BNP	-	(414)	(414)
USD	87,010	INR	87,423	7/9/2025	BNP	-	(413)	(413)
USD	87,018	INR	87,423	7/9/2025	BNP	-	(405)	(405)
USD	87,024	INR	87,423	7/9/2025	BNP	-	(399)	(399)
USD	87,037	INR	87,423	7/9/2025	BNP	-	(386)	(386)
USD	87,040	INR	87,423	7/9/2025	BNP	-	(383)	(383)
USD	87,047	INR	87,423	7/9/2025	BNP	-	(376)	(376)
USD	87,054	INR	87,422	7/9/2025	BNP	-	(368)	(368)
USD	87,059	INR	87,423	7/9/2025	BNP	-	(364)	(364)
USD	87,064	INR	87,423	7/9/2025	BNP	-	(359)	(359)
USD	87,084	INR	87,422	7/9/2025	BNP	-	(338)	(338)
USD	87,085	INR	87,422	7/9/2025	BNP	-	(337)	(337)
USD	87,089	INR	87,423	7/9/2025	BNP	-	(334)	(334)
USD	87,092	INR	87,423	7/9/2025	BNP	-	(331)	(331)
USD	87,095	INR	87,423	7/9/2025	BNP	-	(328)	(328)
USD	87,102	INR	87,423	7/9/2025	BNP	-	(321)	(321)
USD	87,114	INR	87,423	7/9/2025	BNP	-	(309)	(309)
USD	87,121	INR	87,423	7/9/2025	BNP	-	(302)	(302)
USD	87,145	INR	87,423	7/9/2025	BNP	-	(278)	(278)
USD	87,167	INR	87,423	7/9/2025	BNP	-	(256)	(256)
USD	87,195	INR	87,423	7/9/2025	BNP	-	(228)	(228)
USD	87,231	INR	87,423	7/9/2025	BNP	-	(192)	(192)
USD	87,235	INR	87,423	7/9/2025	BNP	-	(188)	(188)
USD	87,249	INR	87,422	7/9/2025	BNP	-	(173)	(173)
USD	115,248	INR	116,564	7/9/2025	BNP	-	(1,316)	(1,316)
USD	115,251	INR	116,563	7/9/2025	BNP	-	(1,312)	(1,312)
USD	115,258	INR	116,564	7/9/2025	BNP	-	(1,306)	(1,306)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	115,267	INR	116,564	7/9/2025	BNP	$-	$(1,297)	$(1,297)
USD	115,268	INR	116,563	7/9/2025	BNP	-	(1,295)	(1,295)
USD	115,271	INR	116,564	7/9/2025	BNP	-	(1,293)	(1,293)
USD	115,275	INR	116,563	7/9/2025	BNP	-	(1,288)	(1,288)
USD	115,284	INR	116,564	7/9/2025	BNP	-	(1,280)	(1,280)
USD	115,293	INR	116,563	7/9/2025	BNP	-	(1,270)	(1,270)
USD	115,317	INR	116,564	7/9/2025	BNP	-	(1,247)	(1,247)
USD	115,320	INR	116,563	7/9/2025	BNP	-	(1,243)	(1,243)
USD	115,335	INR	116,564	7/9/2025	BNP	-	(1,229)	(1,229)
USD	115,352	INR	116,564	7/9/2025	BNP	-	(1,212)	(1,212)
USD	57,696	INR	58,282	7/9/2025	BNP	-	(586)	(586)
USD	57,696	INR	58,282	7/9/2025	BNP	-	(586)	(586)
USD	115,425	INR	116,564	7/9/2025	BNP	-	(1,139)	(1,139)
USD	115,461	INR	116,563	7/9/2025	BNP	-	(1,102)	(1,102)
USD	57,734	INR	58,282	7/9/2025	BNP	-	(548)	(548)
USD	57,734	INR	58,282	7/9/2025	BNP	-	(548)	(548)
USD	57,736	INR	58,281	7/9/2025	BNP	-	(545)	(545)
USD	57,736	INR	58,282	7/9/2025	BNP	-	(546)	(546)
USD	115,477	INR	116,564	7/9/2025	BNP	-	(1,087)	(1,087)
USD	115,539	INR	116,564	7/9/2025	BNP	-	(1,025)	(1,025)
USD	115,541	INR	116,564	7/9/2025	BNP	-	(1,023)	(1,023)
USD	115,565	INR	116,564	7/9/2025	BNP	-	(999)	(999)
USD	115,570	INR	116,564	7/9/2025	BNP	-	(994)	(994)
USD	115,579	INR	116,564	7/9/2025	BNP	-	(985)	(985)
USD	115,643	INR	116,564	7/9/2025	BNP	-	(921)	(921)
USD	115,735	INR	116,563	7/9/2025	BNP	-	(828)	(828)
USD	57,873	INR	58,282	7/9/2025	BNP	-	(409)	(409)
USD	57,873	INR	58,282	7/9/2025	BNP	-	(409)	(409)
USD	115,747	INR	116,564	7/9/2025	BNP	-	(817)	(817)
USD	115,753	INR	116,564	7/9/2025	BNP	-	(811)	(811)
USD	57,878	INR	58,281	7/9/2025	BNP	-	(403)	(403)
USD	57,878	INR	58,282	7/9/2025	BNP	-	(404)	(404)
USD	57,879	INR	58,281	7/9/2025	BNP	-	(402)	(402)
USD	57,879	INR	58,282	7/9/2025	BNP	-	(403)	(403)
USD	115,792	INR	116,564	7/9/2025	BNP	-	(772)	(772)
USD	115,803	INR	116,564	7/9/2025	BNP	-	(761)	(761)
USD	115,815	INR	116,564	7/9/2025	BNP	-	(749)	(749)
USD	115,823	INR	116,564	7/9/2025	BNP	-	(741)	(741)
USD	115,830	INR	116,564	7/9/2025	BNP	-	(734)	(734)
USD	115,842	INR	116,564	7/9/2025	BNP	-	(722)	(722)
USD	115,847	INR	116,564	7/9/2025	BNP	-	(717)	(717)
USD	57,934	INR	58,282	7/9/2025	BNP	-	(348)	(348)
USD	57,934	INR	58,282	7/9/2025	BNP	-	(348)	(348)
USD	115,933	INR	116,564	7/9/2025	BNP	-	(631)	(631)
USD	57,976	INR	58,282	7/9/2025	BNP	-	(306)	(306)
USD	57,976	INR	58,282	7/9/2025	BNP	-	(306)	(306)
USD	115,953	INR	116,564	7/9/2025	BNP	-	(611)	(611)
USD	57,977	INR	58,282	7/9/2025	BNP	-	(305)	(305)
USD	57,977	INR	58,282	7/9/2025	BNP	-	(305)	(305)
USD	57,978	INR	58,282	7/9/2025	BNP	-	(304)	(304)
USD	57,978	INR	58,282	7/9/2025	BNP	-	(304)	(304)
USD	57,980	INR	58,282	7/9/2025	BNP	-	(302)	(302)
USD	57,980	INR	58,282	7/9/2025	BNP	-	(302)	(302)
USD	57,981	INR	58,282	7/9/2025	BNP	-	(301)	(301)
USD	57,981	INR	58,282	7/9/2025	BNP	-	(301)	(301)
USD	115,966	INR	116,563	7/9/2025	BNP	-	(597)	(597)
USD	115,970	INR	116,563	7/9/2025	BNP	-	(593)	(593)
USD	115,972	INR	116,564	7/9/2025	BNP	-	(592)	(592)
USD	115,976	INR	116,564	7/9/2025	BNP	-	(588)	(588)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	57,996	INR	58,282	7/9/2025	BNP	$-	$(286)	$(286)
USD	57,996	INR	58,282	7/9/2025	BNP	-	(286)	(286)
USD	115,994	INR	116,563	7/9/2025	BNP	-	(569)	(569)
USD	57,998	INR	58,282	7/9/2025	BNP	-	(284)	(284)
USD	57,998	INR	58,282	7/9/2025	BNP	-	(284)	(284)
USD	115,997	INR	116,564	7/9/2025	BNP	-	(567)	(567)
USD	116,014	INR	116,564	7/9/2025	BNP	-	(550)	(550)
USD	116,032	INR	116,564	7/9/2025	BNP	-	(532)	(532)
USD	116,039	INR	116,564	7/9/2025	BNP	-	(525)	(525)
USD	116,051	INR	116,564	7/9/2025	BNP	-	(513)	(513)
USD	116,055	INR	116,564	7/9/2025	BNP	-	(509)	(509)
USD	116,060	INR	116,563	7/9/2025	BNP	-	(503)	(503)
USD	116,075	INR	116,563	7/9/2025	BNP	-	(488)	(488)
USD	58,048	INR	58,281	7/9/2025	BNP	-	(233)	(233)
USD	58,048	INR	58,281	7/9/2025	BNP	-	(233)	(233)
USD	116,156	INR	116,564	7/9/2025	BNP	-	(408)	(408)
USD	116,167	INR	116,564	7/9/2025	BNP	-	(397)	(397)
USD	116,206	INR	116,564	7/9/2025	BNP	-	(358)	(358)
USD	116,255	INR	116,564	7/9/2025	BNP	-	(309)	(309)
USD	144,102	INR	145,705	7/9/2025	BNP	-	(1,603)	(1,603)
USD	144,103	INR	145,705	7/9/2025	BNP	-	(1,602)	(1,602)
USD	144,110	INR	145,705	7/9/2025	BNP	-	(1,595)	(1,595)
USD	144,113	INR	145,705	7/9/2025	BNP	-	(1,592)	(1,592)
USD	144,116	INR	145,705	7/9/2025	BNP	-	(1,589)	(1,589)
USD	144,118	INR	145,704	7/9/2025	BNP	-	(1,586)	(1,586)
USD	144,159	INR	145,705	7/9/2025	BNP	-	(1,546)	(1,546)
USD	144,184	INR	145,705	7/9/2025	BNP	-	(1,521)	(1,521)
USD	144,186	INR	145,705	7/9/2025	BNP	-	(1,519)	(1,519)
USD	144,290	INR	145,705	7/9/2025	BNP	-	(1,415)	(1,415)
USD	144,300	INR	145,704	7/9/2025	BNP	-	(1,404)	(1,404)
USD	144,311	INR	145,705	7/9/2025	BNP	-	(1,394)	(1,394)
USD	144,414	INR	145,704	7/9/2025	BNP	-	(1,290)	(1,290)
USD	144,428	INR	145,705	7/9/2025	BNP	-	(1,277)	(1,277)
USD	144,447	INR	145,705	7/9/2025	BNP	-	(1,258)	(1,258)
USD	144,452	INR	145,705	7/9/2025	BNP	-	(1,253)	(1,253)
USD	144,453	INR	145,705	7/9/2025	BNP	-	(1,252)	(1,252)
USD	144,462	INR	145,705	7/9/2025	BNP	-	(1,243)	(1,243)
USD	144,621	INR	145,705	7/9/2025	BNP	-	(1,084)	(1,084)
USD	144,653	INR	145,705	7/9/2025	BNP	-	(1,052)	(1,052)
USD	144,671	INR	145,705	7/9/2025	BNP	-	(1,034)	(1,034)
USD	144,809	INR	145,704	7/9/2025	BNP	-	(895)	(895)
USD	144,813	INR	145,704	7/9/2025	BNP	-	(891)	(891)
USD	144,834	INR	145,705	7/9/2025	BNP	-	(871)	(871)
USD	144,933	INR	145,704	7/9/2025	BNP	-	(771)	(771)
USD	144,967	INR	145,705	7/9/2025	BNP	-	(738)	(738)
USD	145,006	INR	145,705	7/9/2025	BNP	-	(699)	(699)
USD	145,042	INR	145,705	7/9/2025	BNP	-	(663)	(663)
USD	145,081	INR	145,705	7/9/2025	BNP	-	(624)	(624)
USD	145,117	INR	145,704	7/9/2025	BNP	-	(587)	(587)
USD	145,135	INR	145,705	7/9/2025	BNP	-	(570)	(570)
USD	145,214	INR	145,705	7/9/2025	BNP	-	(491)	(491)
USD	145,248	INR	145,705	7/9/2025	BNP	-	(457)	(457)
USD	145,371	INR	145,705	7/9/2025	BNP	-	(334)	(334)
USD	172,896	INR	174,845	7/9/2025	BNP	-	(1,949)	(1,949)
USD	172,999	INR	174,845	7/9/2025	BNP	-	(1,846)	(1,846)
USD	86,563	INR	87,422	7/9/2025	BNP	-	(859)	(859)
USD	86,563	INR	87,422	7/9/2025	BNP	-	(859)	(859)
USD	86,601	INR	87,422	7/9/2025	BNP	-	(821)	(821)
USD	86,601	INR	87,423	7/9/2025	BNP	-	(822)	(822)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	173,262	INR	174,845	7/9/2025	BNP	$-	$(1,583)	$(1,583)
USD	173,306	INR	174,845	7/9/2025	BNP	-	(1,539)	(1,539)
USD	173,310	INR	174,846	7/9/2025	BNP	-	(1,536)	(1,536)
USD	173,474	INR	174,846	7/9/2025	BNP	-	(1,372)	(1,372)
USD	57,877	INR	58,282	7/9/2025	BNP	-	(405)	(405)
USD	57,877	INR	58,282	7/9/2025	BNP	-	(405)	(405)
USD	57,877	INR	58,282	7/9/2025	BNP	-	(405)	(405)
USD	86,901	INR	87,423	7/9/2025	BNP	-	(522)	(522)
USD	86,901	INR	87,422	7/9/2025	BNP	-	(521)	(521)
USD	86,904	INR	87,422	7/9/2025	BNP	-	(518)	(518)
USD	86,904	INR	87,423	7/9/2025	BNP	-	(519)	(519)
USD	86,905	INR	87,423	7/9/2025	BNP	-	(518)	(518)
USD	86,905	INR	87,423	7/9/2025	BNP	-	(518)	(518)
USD	57,984	INR	58,282	7/9/2025	BNP	-	(298)	(298)
USD	57,984	INR	58,282	7/9/2025	BNP	-	(298)	(298)
USD	57,984	INR	58,281	7/9/2025	BNP	-	(297)	(297)
USD	57,993	INR	58,282	7/9/2025	BNP	-	(289)	(289)
USD	57,994	INR	58,282	7/9/2025	BNP	-	(288)	(288)
USD	57,993	INR	58,282	7/9/2025	BNP	-	(289)	(289)
USD	87,002	INR	87,423	7/9/2025	BNP	-	(421)	(421)
USD	87,002	INR	87,423	7/9/2025	BNP	-	(421)	(421)
USD	58,013	INR	58,282	7/9/2025	BNP	-	(269)	(269)
USD	58,013	INR	58,282	7/9/2025	BNP	-	(269)	(269)
USD	58,013	INR	58,282	7/9/2025	BNP	-	(269)	(269)
USD	87,036	INR	87,423	7/9/2025	BNP	-	(387)	(387)
USD	87,036	INR	87,423	7/9/2025	BNP	-	(387)	(387)
USD	87,046	INR	87,423	7/9/2025	BNP	-	(377)	(377)
USD	87,046	INR	87,422	7/9/2025	BNP	-	(376)	(376)
USD	174,134	INR	174,846	7/9/2025	BNP	-	(712)	(712)
USD	87,088	INR	87,423	7/9/2025	BNP	-	(335)	(335)
USD	87,088	INR	87,422	7/9/2025	BNP	-	(334)	(334)
USD	174,179	INR	174,846	7/9/2025	BNP	-	(667)	(667)
USD	174,232	INR	174,845	7/9/2025	BNP	-	(613)	(613)
USD	174,237	INR	174,845	7/9/2025	BNP	-	(608)	(608)
USD	174,242	INR	174,845	7/9/2025	BNP	-	(603)	(603)
USD	174,309	INR	174,845	7/9/2025	BNP	-	(536)	(536)
USD	174,379	INR	174,845	7/9/2025	BNP	-	(466)	(466)
USD	174,425	INR	174,846	7/9/2025	BNP	-	(421)	(421)
USD	174,596	INR	174,845	7/9/2025	BNP	-	(249)	(249)
USD	174,649	INR	174,845	7/9/2025	BNP	-	(196)	(196)
USD	174,716	INR	174,846	7/9/2025	BNP	-	(130)	(130)
USD	201,939	INR	203,987	7/9/2025	BNP	-	(2,048)	(2,048)
USD	202,195	INR	203,986	7/9/2025	BNP	-	(1,791)	(1,791)
USD	202,228	INR	203,987	7/9/2025	BNP	-	(1,759)	(1,759)
USD	203,274	INR	203,986	7/9/2025	BNP	-	(712)	(712)
USD	203,275	INR	203,986	7/9/2025	BNP	-	(711)	(711)
USD	203,337	INR	203,986	7/9/2025	BNP	-	(649)	(649)
USD	203,498	INR	203,987	7/9/2025	BNP	-	(489)	(489)
USD	203,500	INR	203,986	7/9/2025	BNP	-	(486)	(486)
USD	203,548	INR	203,987	7/9/2025	BNP	-	(439)	(439)
USD	203,913	INR	203,987	7/9/2025	BNP	-	(74)	(74)
USD	204,096	INR	203,987	7/9/2025	BNP	109	-	109
USD	205,631	INR	203,987	7/9/2025	BNP	1,644	-	1,644
USD	230,761	INR	233,128	7/9/2025	BNP	-	(2,367)	(2,367)
USD	231,371	INR	233,128	7/9/2025	BNP	-	(1,757)	(1,757)
USD	115,713	INR	116,564	7/9/2025	BNP	-	(851)	(851)
USD	115,713	INR	116,564	7/9/2025	BNP	-	(851)	(851)
USD	232,264	INR	233,128	7/9/2025	BNP	-	(864)	(864)
USD	232,288	INR	233,127	7/9/2025	BNP	-	(839)	(839)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	232,306	INR	233,127	7/9/2025	BNP	$-	$(821)	$(821)
USD	232,404	INR	233,127	7/9/2025	BNP	-	(723)	(723)
USD	232,637	INR	233,128	7/9/2025	BNP	-	(491)	(491)
USD	232,861	INR	233,127	7/9/2025	BNP	-	(266)	(266)
USD	234,660	INR	233,127	7/9/2025	BNP	1,533	-	1,533
USD	259,492	INR	262,268	7/9/2025	BNP	-	(2,776)	(2,776)
USD	259,580	INR	262,269	7/9/2025	BNP	-	(2,689)	(2,689)
USD	259,983	INR	262,268	7/9/2025	BNP	-	(2,285)	(2,285)
USD	260,362	INR	262,268	7/9/2025	BNP	-	(1,906)	(1,906)
USD	261,417	INR	262,269	7/9/2025	BNP	-	(852)	(852)
USD	261,430	INR	262,268	7/9/2025	BNP	-	(838)	(838)
USD	261,616	INR	262,268	7/9/2025	BNP	-	(652)	(652)
USD	261,975	INR	262,268	7/9/2025	BNP	-	(293)	(293)
USD	261,995	INR	262,268	7/9/2025	BNP	-	(273)	(273)
USD	262,160	INR	262,268	7/9/2025	BNP	-	(108)	(108)
USD	288,930	INR	291,409	7/9/2025	BNP	-	(2,479)	(2,479)
USD	289,223	INR	291,409	7/9/2025	BNP	-	(2,186)	(2,186)
USD	290,336	INR	291,409	7/9/2025	BNP	-	(1,073)	(1,073)
USD	290,344	INR	291,409	7/9/2025	BNP	-	(1,065)	(1,065)
USD	290,349	INR	291,409	7/9/2025	BNP	-	(1,060)	(1,060)
USD	290,495	INR	291,409	7/9/2025	BNP	-	(914)	(914)
USD	290,504	INR	291,409	7/9/2025	BNP	-	(905)	(905)
USD	290,545	INR	291,410	7/9/2025	BNP	-	(865)	(865)
USD	290,688	INR	291,409	7/9/2025	BNP	-	(721)	(721)
USD	291,208	INR	291,410	7/9/2025	BNP	-	(202)	(202)
USD	345,468	INR	349,691	7/9/2025	BNP	-	(4,223)	(4,223)
USD	348,614	INR	349,691	7/9/2025	BNP	-	(1,077)	(1,077)
USD	377,461	INR	378,832	7/9/2025	BNP	-	(1,371)	(1,371)
USD	377,986	INR	378,832	7/9/2025	BNP	-	(846)	(846)
USD	406,385	INR	407,973	7/9/2025	BNP	-	(1,588)	(1,588)
USD	406,419	INR	407,973	7/9/2025	BNP	-	(1,554)	(1,554)
USD	406,509	INR	407,973	7/9/2025	BNP	-	(1,464)	(1,464)
USD	406,544	INR	407,973	7/9/2025	BNP	-	(1,429)	(1,429)
USD	406,654	INR	407,973	7/9/2025	BNP	-	(1,319)	(1,319)
USD	406,684	INR	407,973	7/9/2025	BNP	-	(1,289)	(1,289)
USD	406,756	INR	407,973	7/9/2025	BNP	-	(1,217)	(1,217)
USD	406,811	INR	407,973	7/9/2025	BNP	-	(1,162)	(1,162)
USD	407,289	INR	407,973	7/9/2025	BNP	-	(684)	(684)
USD	432,645	INR	437,114	7/9/2025	BNP	-	(4,469)	(4,469)
USD	435,626	INR	437,114	7/9/2025	BNP	-	(1,488)	(1,488)
USD	435,891	INR	437,113	7/9/2025	BNP	-	(1,222)	(1,222)
USD	436,124	INR	437,114	7/9/2025	BNP	-	(990)	(990)
USD	436,194	INR	437,114	7/9/2025	BNP	-	(920)	(920)
USD	230,825	INR	233,127	7/9/2025	BNP	-	(2,302)	(2,302)
USD	230,825	INR	233,127	7/9/2025	BNP	-	(2,302)	(2,302)
USD	464,452	INR	466,255	7/9/2025	BNP	-	(1,803)	(1,803)
USD	464,614	INR	466,255	7/9/2025	BNP	-	(1,641)	(1,641)
USD	466,070	INR	466,255	7/9/2025	BNP	-	(185)	(185)
USD	489,157	INR	495,395	7/9/2025	BNP	-	(6,238)	(6,238)
USD	522,466	INR	524,537	7/9/2025	BNP	-	(2,071)	(2,071)
USD	522,975	INR	524,537	7/9/2025	BNP	-	(1,562)	(1,562)
USD	523,054	INR	524,537	7/9/2025	BNP	-	(1,483)	(1,483)
USD	548,322	INR	553,678	7/9/2025	BNP	-	(5,356)	(5,356)
USD	551,729	INR	553,678	7/9/2025	BNP	-	(1,949)	(1,949)
USD	551,739	INR	553,678	7/9/2025	BNP	-	(1,939)	(1,939)
USD	551,771	INR	553,677	7/9/2025	BNP	-	(1,906)	(1,906)
USD	552,898	INR	553,678	7/9/2025	BNP	-	(780)	(780)
USD	580,801	INR	582,818	7/9/2025	BNP	-	(2,017)	(2,017)
USD	580,818	INR	582,819	7/9/2025	BNP	-	(2,001)	(2,001)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	581,044	INR	582,818	7/9/2025	BNP	$-	$(1,774)	$(1,774)
USD	581,619	INR	582,819	7/9/2025	BNP	-	(1,200)	(1,200)
USD	611,247	INR	611,959	7/9/2025	BNP	-	(712)	(712)
USD	633,217	INR	641,100	7/9/2025	BNP	-	(7,883)	(7,883)
USD	638,932	INR	641,101	7/9/2025	BNP	-	(2,169)	(2,169)
USD	644,555	INR	641,100	7/9/2025	BNP	3,455	-	3,455
USD	661,521	INR	670,241	7/9/2025	BNP	-	(8,720)	(8,720)
USD	669,710	INR	670,242	7/9/2025	BNP	-	(532)	(532)
USD	698,342	INR	699,382	7/9/2025	BNP	-	(1,040)	(1,040)
USD	734,473	INR	728,523	7/9/2025	BNP	5,950	-	5,950
USD	750,214	INR	757,665	7/9/2025	BNP	-	(7,451)	(7,451)
USD	785,130	INR	786,805	7/9/2025	BNP	-	(1,675)	(1,675)
USD	806,080	INR	815,946	7/9/2025	BNP	-	(9,866)	(9,866)
USD	892,179	INR	903,369	7/9/2025	BNP	-	(11,190)	(11,190)
USD	892,600	INR	903,369	7/9/2025	BNP	-	(10,769)	(10,769)
USD	922,203	INR	932,510	7/9/2025	BNP	-	(10,307)	(10,307)
USD	952,029	INR	961,650	7/9/2025	BNP	-	(9,621)	(9,621)
USD	979,703	INR	990,792	7/9/2025	BNP	-	(11,089)	(11,089)
USD	1,006,974	INR	1,019,932	7/9/2025	BNP	-	(12,958)	(12,958)
USD	1,026,164	INR	1,019,932	7/9/2025	BNP	6,232	-	6,232
USD	1,038,370	INR	1,049,073	7/9/2025	BNP	-	(10,703)	(10,703)
USD	1,048,484	INR	1,049,073	7/9/2025	BNP	-	(589)	(589)
USD	1,161,845	INR	1,165,637	7/9/2025	BNP	-	(3,792)	(3,792)
USD	1,189,469	INR	1,194,778	7/9/2025	BNP	-	(5,309)	(5,309)
USD	1,190,144	INR	1,194,778	7/9/2025	BNP	-	(4,634)	(4,634)
USD	1,253,511	INR	1,268,264	7/9/2025	BNP	-	(14,753)	(14,753)
USD	1,269,109	INR	1,282,201	7/9/2025	BNP	-	(13,092)	(13,092)
USD	1,280,665	INR	1,282,201	7/9/2025	BNP	-	(1,536)	(1,536)
USD	1,367,255	INR	1,383,560	7/9/2025	BNP	-	(16,305)	(16,305)
USD	1,566,786	INR	1,573,610	7/9/2025	BNP	-	(6,824)	(6,824)
USD	1,800,420	INR	1,806,737	7/9/2025	BNP	-	(6,317)	(6,317)
USD	1,964,602	INR	1,952,442	7/9/2025	BNP	12,160	-	12,160
USD	1,968,504	INR	1,952,442	7/9/2025	BNP	16,062	-	16,062
USD	1,992,655	INR	1,981,583	7/9/2025	BNP	11,072	-	11,072
INR	29,141	USD	29,114	7/9/2025	BNP	27	-	27
INR	29,141	USD	29,118	7/9/2025	BNP	23	-	23
INR	29,141	USD	29,125	7/9/2025	BNP	16	-	16
INR	29,141	USD	29,129	7/9/2025	BNP	12	-	12
INR	29,141	USD	29,130	7/9/2025	BNP	11	-	11
INR	29,141	USD	29,135	7/9/2025	BNP	6	-	6
INR	29,141	USD	29,141	7/9/2025	BNP	-	-	-
INR	29,141	USD	29,210	7/9/2025	BNP	-	(69)	(69)
INR	29,141	USD	29,214	7/9/2025	BNP	-	(73)	(73)
INR	29,141	USD	29,223	7/9/2025	BNP	-	(82)	(82)
USD	2,902,142	INR	2,914,092	7/9/2025	BNP	-	(11,950)	(11,950)
USD	4,496,763	INR	4,516,843	7/9/2025	BNP	-	(20,080)	(20,080)
USD	8,124,085	INR	8,217,741	7/9/2025	BNP	-	(93,656)	(93,656)
INR	116,564	USD	116,569	7/9/2025	BNP	-	(5)	(5)
USD	13,231,856	INR	13,200,839	7/9/2025	BNP	31,017	-	31,017
INR	699,382	USD	699,374	7/9/2025	BNP	8	-	8
INR	728,523	USD	727,968	7/9/2025	BNP	555	-	555
INR	728,523	USD	728,455	7/9/2025	BNP	68	-	68
INR	786,805	USD	786,325	7/9/2025	BNP	480	-	480
INR	815,946	USD	815,420	7/9/2025	BNP	526	-	526
INR	815,946	USD	815,480	7/9/2025	BNP	466	-	466
INR	815,946	USD	816,022	7/9/2025	BNP	-	(76)	(76)
INR	845,087	USD	842,426	7/9/2025	BNP	2,661	-	2,661
INR	874,228	USD	869,703	7/9/2025	BNP	4,525	-	4,525
INR	874,228	USD	869,979	7/9/2025	BNP	4,249	-	4,249

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	874,228	USD	873,619	7/9/2025	BNP	$609	$-	$609
INR	932,510	USD	927,895	7/9/2025	BNP	4,615	-	4,615
INR	1,019,932	USD	1,019,861	7/9/2025	BNP	71	-	71
INR	1,019,932	USD	1,019,873	7/9/2025	BNP	59	-	59
INR	1,078,214	USD	1,072,532	7/9/2025	BNP	5,682	-	5,682
INR	1,107,355	USD	1,102,523	7/9/2025	BNP	4,832	-	4,832
INR	1,107,355	USD	1,102,881	7/9/2025	BNP	4,474	-	4,474
INR	1,107,355	USD	1,106,557	7/9/2025	BNP	798	-	798
INR	1,107,355	USD	1,106,653	7/9/2025	BNP	702	-	702
INR	1,107,355	USD	1,107,200	7/9/2025	BNP	155	-	155
INR	1,223,919	USD	1,217,890	7/9/2025	BNP	6,029	-	6,029
INR	1,253,060	USD	1,247,019	7/9/2025	BNP	6,041	-	6,041
INR	1,253,060	USD	1,249,494	7/9/2025	BNP	3,566	-	3,566
INR	1,282,201	USD	1,281,111	7/9/2025	BNP	1,090	-	1,090
INR	1,282,201	USD	1,281,324	7/9/2025	BNP	877	-	877
INR	1,311,342	USD	1,305,210	7/9/2025	BNP	6,132	-	6,132
INR	1,311,342	USD	1,310,227	7/9/2025	BNP	1,115	-	1,115
INR	1,311,342	USD	1,310,593	7/9/2025	BNP	749	-	749
INR	1,340,483	USD	1,339,732	7/9/2025	BNP	751	-	751
INR	1,340,483	USD	1,339,749	7/9/2025	BNP	734	-	734
INR	1,369,623	USD	1,362,920	7/9/2025	BNP	6,703	-	6,703
INR	1,427,905	USD	1,420,789	7/9/2025	BNP	7,116	-	7,116
INR	1,427,905	USD	1,420,930	7/9/2025	BNP	6,975	-	6,975
INR	1,457,046	USD	1,449,310	7/9/2025	BNP	7,736	-	7,736
INR	1,457,046	USD	1,450,346	7/9/2025	BNP	6,700	-	6,700
INR	1,457,046	USD	1,451,103	7/9/2025	BNP	5,943	-	5,943
INR	1,457,046	USD	1,457,267	7/9/2025	BNP	-	(221)	(221)
INR	1,515,328	USD	1,510,790	7/9/2025	BNP	4,538	-	4,538
INR	1,544,469	USD	1,536,410	7/9/2025	BNP	8,059	-	8,059
INR	1,573,610	USD	1,565,662	7/9/2025	BNP	7,948	-	7,948
INR	1,631,892	USD	1,624,228	7/9/2025	BNP	7,664	-	7,664
INR	1,631,892	USD	1,631,455	7/9/2025	BNP	437	-	437
INR	1,661,033	USD	1,654,922	7/9/2025	BNP	6,111	-	6,111
INR	1,690,174	USD	1,682,271	7/9/2025	BNP	7,903	-	7,903
INR	1,690,174	USD	1,689,390	7/9/2025	BNP	784	-	784
INR	1,690,174	USD	1,690,016	7/9/2025	BNP	158	-	158
INR	1,690,174	USD	1,690,213	7/9/2025	BNP	-	(39)	(39)
INR	1,748,456	USD	1,747,763	7/9/2025	BNP	693	-	693
INR	1,777,596	USD	1,769,863	7/9/2025	BNP	7,733	-	7,733
INR	1,806,737	USD	1,800,859	7/9/2025	BNP	5,878	-	5,878
INR	1,806,737	USD	1,805,382	7/9/2025	BNP	1,355	-	1,355
INR	1,894,160	USD	1,884,950	7/9/2025	BNP	9,210	-	9,210
INR	2,010,724	USD	2,001,406	7/9/2025	BNP	9,318	-	9,318
INR	2,039,865	USD	2,030,331	7/9/2025	BNP	9,534	-	9,534
INR	49,976,687	USD	50,408,440	7/9/2025	BNP	-	(431,753)	(431,753)
USD	132,366	PHP	133,097	7/23/2025	BNP	-	(731)	(731)
USD	132,401	PHP	133,097	7/23/2025	BNP	-	(696)	(696)
USD	132,953	PHP	133,097	7/23/2025	BNP	-	(144)	(144)
USD	176,491	PHP	177,463	7/23/2025	BNP	-	(972)	(972)
PHP	44,366	USD	44,696	7/23/2025	BNP	-	(330)	(330)
PHP	44,366	USD	44,858	7/23/2025	BNP	-	(492)	(492)
PHP	221,829	USD	224,163	7/23/2025	BNP	-	(2,334)	(2,334)
PHP	461,445	USD	458,130	7/23/2025	BNP	3,315	-	3,315
PHP	4,196,956	USD	4,168,028	7/23/2025	BNP	28,928	-	28,928
INR	29,110	USD	29,181	8/6/2025	BNP	-	(71)	(71)
INR	29,110	USD	29,182	8/6/2025	BNP	-	(72)	(72)
INR	29,110	USD	29,184	8/6/2025	BNP	-	(74)	(74)
INR	29,110	USD	29,187	8/6/2025	BNP	-	(77)	(77)
INR	29,110	USD	29,188	8/6/2025	BNP	-	(78)	(78)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	29,110	USD	29,189	8/6/2025	BNP	$-	$(79)	$(79)
INR	29,110	USD	29,192	8/6/2025	BNP	-	(82)	(82)
INR	29,110	USD	29,195	8/6/2025	BNP	-	(85)	(85)
INR	29,110	USD	29,201	8/6/2025	BNP	-	(91)	(91)
INR	58,219	USD	58,342	8/6/2025	BNP	-	(123)	(123)
INR	58,219	USD	58,346	8/6/2025	BNP	-	(127)	(127)
INR	58,219	USD	58,353	8/6/2025	BNP	-	(134)	(134)
INR	58,219	USD	58,360	8/6/2025	BNP	-	(141)	(141)
INR	58,219	USD	58,361	8/6/2025	BNP	-	(142)	(142)
INR	58,219	USD	58,364	8/6/2025	BNP	-	(145)	(145)
INR	58,219	USD	58,365	8/6/2025	BNP	-	(146)	(146)
INR	58,219	USD	58,370	8/6/2025	BNP	-	(151)	(151)
INR	58,219	USD	58,370	8/6/2025	BNP	-	(151)	(151)
INR	58,219	USD	58,372	8/6/2025	BNP	-	(153)	(153)
INR	58,219	USD	58,375	8/6/2025	BNP	-	(156)	(156)
INR	58,219	USD	58,376	8/6/2025	BNP	-	(157)	(157)
INR	58,219	USD	58,377	8/6/2025	BNP	-	(158)	(158)
INR	58,219	USD	58,380	8/6/2025	BNP	-	(161)	(161)
INR	58,219	USD	58,387	8/6/2025	BNP	-	(168)	(168)
INR	58,219	USD	58,392	8/6/2025	BNP	-	(173)	(173)
INR	58,219	USD	58,398	8/6/2025	BNP	-	(179)	(179)
INR	58,219	USD	58,401	8/6/2025	BNP	-	(182)	(182)
INR	58,219	USD	58,403	8/6/2025	BNP	-	(184)	(184)
INR	58,219	USD	58,410	8/6/2025	BNP	-	(191)	(191)
INR	87,329	USD	87,538	8/6/2025	BNP	-	(209)	(209)
INR	87,329	USD	87,547	8/6/2025	BNP	-	(218)	(218)
INR	87,329	USD	87,552	8/6/2025	BNP	-	(223)	(223)
INR	87,329	USD	87,581	8/6/2025	BNP	-	(252)	(252)
INR	87,329	USD	87,584	8/6/2025	BNP	-	(255)	(255)
INR	87,329	USD	87,586	8/6/2025	BNP	-	(257)	(257)
INR	87,329	USD	87,606	8/6/2025	BNP	-	(277)	(277)
INR	87,329	USD	87,607	8/6/2025	BNP	-	(278)	(278)
INR	87,329	USD	87,622	8/6/2025	BNP	-	(293)	(293)
INR	58,219	USD	58,368	8/6/2025	BNP	-	(149)	(149)
INR	58,219	USD	58,368	8/6/2025	BNP	-	(149)	(149)
INR	116,438	USD	116,760	8/6/2025	BNP	-	(322)	(322)
INR	116,438	USD	116,792	8/6/2025	BNP	-	(354)	(354)
INR	116,438	USD	116,807	8/6/2025	BNP	-	(369)	(369)
INR	116,438	USD	116,810	8/6/2025	BNP	-	(372)	(372)
INR	116,438	USD	116,817	8/6/2025	BNP	-	(379)	(379)
INR	145,548	USD	145,962	8/6/2025	BNP	-	(414)	(414)
INR	145,548	USD	145,991	8/6/2025	BNP	-	(443)	(443)
INR	145,548	USD	146,000	8/6/2025	BNP	-	(452)	(452)
INR	145,548	USD	146,013	8/6/2025	BNP	-	(465)	(465)
INR	145,548	USD	146,017	8/6/2025	BNP	-	(469)	(469)
INR	174,657	USD	175,216	8/6/2025	BNP	-	(559)	(559)
INR	203,767	USD	204,404	8/6/2025	BNP	-	(637)	(637)
INR	203,767	USD	204,406	8/6/2025	BNP	-	(639)	(639)
INR	232,876	USD	233,525	8/6/2025	BNP	-	(649)	(649)
INR	232,876	USD	233,615	8/6/2025	BNP	-	(739)	(739)
INR	1,193,490	USD	1,189,871	8/6/2025	BNP	3,619	-	3,619
INR	1,426,366	USD	1,421,988	8/6/2025	BNP	4,378	-	4,378
INR	1,456,944	USD	1,460,028	8/6/2025	BNP	-	(3,084)	(3,084)
INR	1,628,664	USD	1,632,989	8/6/2025	BNP	-	(4,325)	(4,325)
INR	1,833,899	USD	1,829,608	8/6/2025	BNP	4,291	-	4,291
INR	2,678,075	USD	2,682,088	8/6/2025	BNP	-	(4,013)	(4,013)
USD	43,309	PHP	44,348	8/11/2025	BNP	-	(1,039)	(1,039)
USD	43,314	PHP	44,348	8/11/2025	BNP	-	(1,034)	(1,034)
USD	43,318	PHP	44,349	8/11/2025	BNP	-	(1,031)	(1,031)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	43,321	PHP	44,348	8/11/2025	BNP	$-	$(1,027)	$(1,027)
USD	43,322	PHP	44,349	8/11/2025	BNP	-	(1,027)	(1,027)
USD	43,323	PHP	44,348	8/11/2025	BNP	-	(1,025)	(1,025)
USD	43,328	PHP	44,349	8/11/2025	BNP	-	(1,021)	(1,021)
USD	43,329	PHP	44,348	8/11/2025	BNP	-	(1,019)	(1,019)
USD	43,334	PHP	44,348	8/11/2025	BNP	-	(1,014)	(1,014)
USD	43,579	PHP	44,348	8/11/2025	BNP	-	(769)	(769)
USD	43,593	PHP	44,348	8/11/2025	BNP	-	(755)	(755)
USD	43,597	PHP	44,349	8/11/2025	BNP	-	(752)	(752)
USD	43,602	PHP	44,348	8/11/2025	BNP	-	(746)	(746)
USD	43,603	PHP	44,348	8/11/2025	BNP	-	(745)	(745)
USD	43,609	PHP	44,348	8/11/2025	BNP	-	(739)	(739)
USD	43,616	PHP	44,348	8/11/2025	BNP	-	(732)	(732)
USD	43,623	PHP	44,349	8/11/2025	BNP	-	(726)	(726)
USD	43,626	PHP	44,348	8/11/2025	BNP	-	(722)	(722)
USD	43,841	PHP	44,348	8/11/2025	BNP	-	(507)	(507)
USD	43,920	PHP	44,349	8/11/2025	BNP	-	(429)	(429)
USD	44,103	PHP	44,348	8/11/2025	BNP	-	(245)	(245)
USD	43,303	PHP	44,348	8/11/2025	BNP	-	(1,045)	(1,045)
USD	43,303	PHP	44,348	8/11/2025	BNP	-	(1,045)	(1,045)
USD	43,320	PHP	44,348	8/11/2025	BNP	-	(1,028)	(1,028)
USD	43,320	PHP	44,348	8/11/2025	BNP	-	(1,028)	(1,028)
USD	43,324	PHP	44,348	8/11/2025	BNP	-	(1,024)	(1,024)
USD	43,324	PHP	44,348	8/11/2025	BNP	-	(1,024)	(1,024)
USD	43,622	PHP	44,348	8/11/2025	BNP	-	(726)	(726)
USD	43,622	PHP	44,348	8/11/2025	BNP	-	(726)	(726)
USD	87,254	PHP	88,696	8/11/2025	BNP	-	(1,442)	(1,442)
USD	87,681	PHP	88,696	8/11/2025	BNP	-	(1,015)	(1,015)
USD	87,764	PHP	88,697	8/11/2025	BNP	-	(933)	(933)
USD	87,779	PHP	88,697	8/11/2025	BNP	-	(918)	(918)
USD	43,319	PHP	44,348	8/11/2025	BNP	-	(1,029)	(1,029)
USD	43,319	PHP	44,348	8/11/2025	BNP	-	(1,029)	(1,029)
USD	43,319	PHP	44,348	8/11/2025	BNP	-	(1,029)	(1,029)
USD	131,540	PHP	133,045	8/11/2025	BNP	-	(1,505)	(1,505)
USD	174,292	PHP	177,393	8/11/2025	BNP	-	(3,101)	(3,101)
USD	175,717	PHP	177,393	8/11/2025	BNP	-	(1,676)	(1,676)
USD	216,413	PHP	221,741	8/11/2025	BNP	-	(5,328)	(5,328)
USD	216,473	PHP	221,741	8/11/2025	BNP	-	(5,268)	(5,268)
USD	216,555	PHP	221,740	8/11/2025	BNP	-	(5,185)	(5,185)
USD	218,038	PHP	221,741	8/11/2025	BNP	-	(3,703)	(3,703)
USD	220,459	PHP	221,741	8/11/2025	BNP	-	(1,282)	(1,282)
USD	259,767	PHP	266,089	8/11/2025	BNP	-	(6,322)	(6,322)
USD	259,835	PHP	266,089	8/11/2025	BNP	-	(6,254)	(6,254)
USD	261,798	PHP	266,088	8/11/2025	BNP	-	(4,290)	(4,290)
USD	264,336	PHP	266,089	8/11/2025	BNP	-	(1,753)	(1,753)
USD	303,022	PHP	310,437	8/11/2025	BNP	-	(7,415)	(7,415)
USD	303,148	PHP	310,437	8/11/2025	BNP	-	(7,289)	(7,289)
USD	303,193	PHP	310,437	8/11/2025	BNP	-	(7,244)	(7,244)
USD	346,410	PHP	354,785	8/11/2025	BNP	-	(8,375)	(8,375)
USD	346,626	PHP	354,785	8/11/2025	BNP	-	(8,159)	(8,159)
USD	390,171	PHP	399,133	8/11/2025	BNP	-	(8,962)	(8,962)
USD	394,215	PHP	399,134	8/11/2025	BNP	-	(4,919)	(4,919)
USD	395,014	PHP	399,133	8/11/2025	BNP	-	(4,119)	(4,119)
USD	395,161	PHP	399,133	8/11/2025	BNP	-	(3,972)	(3,972)
USD	433,403	PHP	443,481	8/11/2025	BNP	-	(10,078)	(10,078)
USD	433,508	PHP	443,481	8/11/2025	BNP	-	(9,973)	(9,973)
USD	438,243	PHP	443,482	8/11/2025	BNP	-	(5,239)	(5,239)
USD	476,318	PHP	487,829	8/11/2025	BNP	-	(11,511)	(11,511)
USD	476,488	PHP	487,830	8/11/2025	BNP	-	(11,342)	(11,342)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	482,080	PHP	487,830	8/11/2025	BNP	$-	$(5,750)	$(5,750)
USD	482,280	PHP	487,829	8/11/2025	BNP	-	(5,549)	(5,549)
USD	482,634	PHP	487,830	8/11/2025	BNP	-	(5,196)	(5,196)
USD	482,651	PHP	487,830	8/11/2025	BNP	-	(5,179)	(5,179)
USD	482,863	PHP	487,830	8/11/2025	BNP	-	(4,967)	(4,967)
USD	519,779	PHP	532,177	8/11/2025	BNP	-	(12,398)	(12,398)
USD	563,355	PHP	576,526	8/11/2025	BNP	-	(13,171)	(13,171)
USD	605,698	PHP	620,874	8/11/2025	BNP	-	(15,176)	(15,176)
USD	606,554	PHP	620,874	8/11/2025	BNP	-	(14,320)	(14,320)
USD	606,859	PHP	620,874	8/11/2025	BNP	-	(14,015)	(14,015)
USD	649,654	PHP	665,222	8/11/2025	BNP	-	(15,568)	(15,568)
USD	656,601	PHP	665,222	8/11/2025	BNP	-	(8,621)	(8,621)
USD	827,728	PHP	842,615	8/11/2025	BNP	-	(14,887)	(14,887)
USD	912,701	PHP	931,311	8/11/2025	BNP	-	(18,610)	(18,610)
USD	914,300	PHP	931,311	8/11/2025	BNP	-	(17,011)	(17,011)
USD	956,944	PHP	975,659	8/11/2025	BNP	-	(18,715)	(18,715)
USD	957,154	PHP	975,659	8/11/2025	BNP	-	(18,505)	(18,505)
USD	1,042,264	PHP	1,064,355	8/11/2025	BNP	-	(22,091)	(22,091)
PHP	7,494,835	USD	7,443,229	8/11/2025	BNP	51,606	-	51,606
PHP	28,781,940	USD	29,128,906	8/11/2025	BNP	-	(346,966)	(346,966)
INR	13,169,667	USD	13,196,794	9/4/2025	BNP	-	(27,127)	(27,127)
SGD	78,647	USD	78,348	7/1/2025	CBK	299	-	299
SGD	78,647	USD	78,361	7/1/2025	CBK	286	-	286
USD	297,522	NOK	297,637	7/1/2025	CBK	-	(115)	(115)
SGD	235,942	USD	235,099	7/1/2025	CBK	843	-	843
SGD	235,942	USD	235,125	7/1/2025	CBK	817	-	817
SGD	235,942	USD	235,235	7/1/2025	CBK	707	-	707
SGD	235,942	USD	235,372	7/1/2025	CBK	570	-	570
USD	347,519	NOK	347,243	7/1/2025	CBK	276	-	276
SGD	314,589	USD	313,379	7/1/2025	CBK	1,210	-	1,210
SGD	314,589	USD	313,529	7/1/2025	CBK	1,060	-	1,060
SEK	52,849	USD	52,688	7/1/2025	CBK	161	-	161
SEK	52,849	USD	52,773	7/1/2025	CBK	76	-	76
SGD	393,236	USD	391,733	7/1/2025	CBK	1,503	-	1,503
SGD	393,236	USD	391,914	7/1/2025	CBK	1,322	-	1,322
USD	545,264	NOK	545,667	7/1/2025	CBK	-	(403)	(403)
USD	793,586	NOK	793,698	7/1/2025	CBK	-	(112)	(112)
USD	794,092	NOK	793,698	7/1/2025	CBK	394	-	394
SEK	105,698	USD	105,245	7/1/2025	CBK	453	-	453
SEK	105,698	USD	105,278	7/1/2025	CBK	420	-	420
SEK	105,698	USD	105,303	7/1/2025	CBK	395	-	395
SEK	105,698	USD	105,320	7/1/2025	CBK	378	-	378
SEK	105,698	USD	105,334	7/1/2025	CBK	364	-	364
SEK	105,698	USD	105,346	7/1/2025	CBK	352	-	352
SEK	105,698	USD	105,396	7/1/2025	CBK	302	-	302
SEK	105,698	USD	105,432	7/1/2025	CBK	266	-	266
SEK	105,698	USD	105,499	7/1/2025	CBK	199	-	199
SEK	105,698	USD	105,500	7/1/2025	CBK	198	-	198
SEK	105,698	USD	105,520	7/1/2025	CBK	178	-	178
SEK	105,698	USD	105,598	7/1/2025	CBK	100	-	100
SEK	105,698	USD	105,609	7/1/2025	CBK	89	-	89
SEK	105,698	USD	105,635	7/1/2025	CBK	63	-	63
SEK	105,698	USD	105,686	7/1/2025	CBK	12	-	12
SEK	105,698	USD	105,753	7/1/2025	CBK	-	(55)	(55)
SEK	158,547	USD	158,062	7/1/2025	CBK	485	-	485
SEK	158,547	USD	158,074	7/1/2025	CBK	473	-	473
SEK	158,547	USD	158,096	7/1/2025	CBK	451	-	451
SEK	158,547	USD	158,169	7/1/2025	CBK	378	-	378
SEK	158,547	USD	158,230	7/1/2025	CBK	317	-	317

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SEK	158,547	USD	158,239	7/1/2025	CBK	$308	$-	$308
SEK	158,547	USD	158,309	7/1/2025	CBK	238	-	238
SEK	158,547	USD	158,314	7/1/2025	CBK	233	-	233
SEK	158,547	USD	158,334	7/1/2025	CBK	213	-	213
SEK	158,547	USD	158,358	7/1/2025	CBK	189	-	189
SEK	158,547	USD	158,366	7/1/2025	CBK	181	-	181
SEK	158,547	USD	158,393	7/1/2025	CBK	154	-	154
SEK	158,547	USD	158,411	7/1/2025	CBK	136	-	136
SEK	158,547	USD	158,419	7/1/2025	CBK	128	-	128
SEK	158,547	USD	158,487	7/1/2025	CBK	60	-	60
SEK	158,547	USD	158,527	7/1/2025	CBK	20	-	20
SEK	158,547	USD	158,528	7/1/2025	CBK	19	-	19
SEK	158,547	USD	158,539	7/1/2025	CBK	8	-	8
SEK	158,547	USD	158,542	7/1/2025	CBK	5	-	5
SEK	158,547	USD	158,746	7/1/2025	CBK	-	(199)	(199)
SEK	211,396	USD	210,528	7/1/2025	CBK	868	-	868
SEK	211,396	USD	210,536	7/1/2025	CBK	860	-	860
SEK	105,698	USD	105,365	7/1/2025	CBK	333	-	333
SEK	105,698	USD	105,365	7/1/2025	CBK	333	-	333
SEK	211,396	USD	210,904	7/1/2025	CBK	492	-	492
SEK	211,396	USD	211,013	7/1/2025	CBK	383	-	383
SEK	211,396	USD	211,062	7/1/2025	CBK	334	-	334
SEK	211,396	USD	211,157	7/1/2025	CBK	239	-	239
SEK	211,396	USD	211,163	7/1/2025	CBK	233	-	233
SEK	211,396	USD	211,165	7/1/2025	CBK	231	-	231
SEK	211,396	USD	211,187	7/1/2025	CBK	209	-	209
SEK	211,396	USD	211,204	7/1/2025	CBK	192	-	192
SEK	211,396	USD	211,244	7/1/2025	CBK	152	-	152
SEK	211,396	USD	211,322	7/1/2025	CBK	74	-	74
SEK	211,396	USD	211,345	7/1/2025	CBK	51	-	51
SEK	211,396	USD	211,411	7/1/2025	CBK	-	(15)	(15)
SEK	211,396	USD	211,467	7/1/2025	CBK	-	(71)	(71)
SEK	264,245	USD	263,393	7/1/2025	CBK	852	-	852
SEK	264,245	USD	263,513	7/1/2025	CBK	732	-	732
SEK	264,245	USD	263,569	7/1/2025	CBK	676	-	676
SEK	264,245	USD	263,921	7/1/2025	CBK	324	-	324
SEK	264,245	USD	263,991	7/1/2025	CBK	254	-	254
SEK	264,245	USD	264,234	7/1/2025	CBK	11	-	11
SEK	264,245	USD	264,385	7/1/2025	CBK	-	(140)	(140)
SEK	264,245	USD	264,595	7/1/2025	CBK	-	(350)	(350)
SEK	264,245	USD	264,606	7/1/2025	CBK	-	(361)	(361)
USD	2,508,519	SGD	2,516,712	7/1/2025	CBK	-	(8,193)	(8,193)
SEK	317,095	USD	316,345	7/1/2025	CBK	750	-	750
SEK	317,095	USD	316,393	7/1/2025	CBK	702	-	702
SEK	158,547	USD	158,490	7/1/2025	CBK	57	-	57
SEK	158,547	USD	158,490	7/1/2025	CBK	57	-	57
SEK	211,396	USD	211,421	7/1/2025	CBK	-	(25)	(25)
SEK	211,396	USD	211,421	7/1/2025	CBK	-	(25)	(25)
USD	12,103,084	SEK	12,102,443	7/1/2025	CBK	641	-	641
NOK	2,777,943	USD	2,784,758	7/1/2025	CBK	-	(6,815)	(6,815)
SGD	78,647	USD	78,478	7/2/2025	CBK	169	-	169
SGD	78,647	USD	78,485	7/2/2025	CBK	162	-	162
EUR	117,795	CAD	117,505	7/2/2025	CBK	290	-	290
EUR	117,795	CAD	117,643	7/2/2025	CBK	152	-	152
SGD	157,295	USD	156,926	7/2/2025	CBK	369	-	369
SGD	157,295	USD	156,931	7/2/2025	CBK	364	-	364
SGD	157,295	USD	157,009	7/2/2025	CBK	286	-	286
USD	248,622	NOK	248,030	7/2/2025	CBK	592	-	592
SGD	235,942	USD	235,344	7/2/2025	CBK	598	-	598

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SGD	235,942	USD	235,353	7/2/2025	CBK	$589	$-	$589
SGD	235,942	USD	235,374	7/2/2025	CBK	568	-	568
SGD	235,942	USD	235,385	7/2/2025	CBK	557	-	557
SGD	235,942	USD	235,445	7/2/2025	CBK	497	-	497
CAD	235,341	EUR	235,590	7/2/2025	CBK	-	(249)	(249)
USD	348,079	NOK	347,243	7/2/2025	CBK	836	-	836
USD	348,234	NOK	347,242	7/2/2025	CBK	992	-	992
SGD	314,589	USD	313,720	7/2/2025	CBK	869	-	869
SGD	314,589	USD	313,772	7/2/2025	CBK	817	-	817
SGD	314,589	USD	313,809	7/2/2025	CBK	780	-	780
SGD	314,589	USD	313,861	7/2/2025	CBK	728	-	728
SGD	314,589	USD	313,895	7/2/2025	CBK	694	-	694
SEK	52,849	USD	52,615	7/2/2025	CBK	234	-	234
SEK	52,849	USD	52,620	7/2/2025	CBK	229	-	229
SEK	52,849	USD	52,724	7/2/2025	CBK	125	-	125
SGD	393,236	USD	392,095	7/2/2025	CBK	1,141	-	1,141
SGD	393,236	USD	392,188	7/2/2025	CBK	1,048	-	1,048
SGD	393,236	USD	392,215	7/2/2025	CBK	1,021	-	1,021
SGD	393,236	USD	392,415	7/2/2025	CBK	821	-	821
USD	596,908	NOK	595,274	7/2/2025	CBK	1,634	-	1,634
SGD	471,884	USD	471,076	7/2/2025	CBK	808	-	808
SEK	105,698	USD	105,126	7/2/2025	CBK	572	-	572
SEK	105,698	USD	105,188	7/2/2025	CBK	510	-	510
SEK	105,698	USD	105,206	7/2/2025	CBK	492	-	492
SEK	105,698	USD	105,261	7/2/2025	CBK	437	-	437
SEK	105,698	USD	105,313	7/2/2025	CBK	385	-	385
SEK	105,698	USD	105,327	7/2/2025	CBK	371	-	371
SEK	105,698	USD	105,335	7/2/2025	CBK	363	-	363
SEK	105,698	USD	105,391	7/2/2025	CBK	307	-	307
SEK	105,698	USD	105,438	7/2/2025	CBK	260	-	260
SEK	158,547	USD	157,617	7/2/2025	CBK	930	-	930
SEK	158,547	USD	157,657	7/2/2025	CBK	890	-	890
SEK	158,547	USD	157,714	7/2/2025	CBK	833	-	833
SEK	158,547	USD	157,720	7/2/2025	CBK	827	-	827
SEK	158,547	USD	157,755	7/2/2025	CBK	792	-	792
SEK	158,547	USD	157,765	7/2/2025	CBK	782	-	782
SEK	158,547	USD	157,767	7/2/2025	CBK	780	-	780
SEK	158,547	USD	157,769	7/2/2025	CBK	778	-	778
SEK	158,547	USD	157,797	7/2/2025	CBK	750	-	750
SEK	158,547	USD	157,838	7/2/2025	CBK	709	-	709
SEK	158,547	USD	158,094	7/2/2025	CBK	453	-	453
SEK	211,396	USD	210,174	7/2/2025	CBK	1,222	-	1,222
SEK	211,396	USD	210,278	7/2/2025	CBK	1,118	-	1,118
SEK	211,396	USD	210,323	7/2/2025	CBK	1,073	-	1,073
SEK	211,396	USD	210,490	7/2/2025	CBK	906	-	906
SEK	211,396	USD	210,512	7/2/2025	CBK	884	-	884
SEK	211,396	USD	210,630	7/2/2025	CBK	766	-	766
SEK	211,396	USD	210,714	7/2/2025	CBK	682	-	682
SEK	264,245	USD	262,838	7/2/2025	CBK	1,407	-	1,407
USD	904,601	THB	922,896	7/3/2025	CBK	-	(18,295)	(18,295)
USD	1,437,573	THB	1,461,251	7/3/2025	CBK	-	(23,678)	(23,678)
USD	2,640,035	THB	2,691,778	7/3/2025	CBK	-	(51,743)	(51,743)
USD	17,177,348	THB	17,227,380	7/3/2025	CBK	-	(50,032)	(50,032)
THB	22,303,305	USD	21,943,450	7/3/2025	CBK	359,855	-	359,855
USD	141,664	NOK	148,829	7/15/2025	CBK	-	(7,165)	(7,165)
USD	191,811	NOK	198,439	7/15/2025	CBK	-	(6,628)	(6,628)
USD	296,599	NOK	297,659	7/15/2025	CBK	-	(1,060)	(1,060)
USD	311,136	SGD	314,888	7/15/2025	CBK	-	(3,752)	(3,752)
SGD	314,889	USD	311,137	7/15/2025	CBK	3,752	-	3,752

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	485,918	NOK	496,098	7/15/2025	CBK	$-	$(10,180)	$(10,180)
USD	692,708	NOK	694,537	7/15/2025	CBK	-	(1,829)	(1,829)
USD	705,495	NOK	694,537	7/15/2025	CBK	10,958	-	10,958
USD	779,968	SGD	787,222	7/15/2025	CBK	-	(7,254)	(7,254)
USD	814,587	NOK	838,160	7/15/2025	CBK	-	(23,573)	(23,573)
USD	867,277	NOK	892,976	7/15/2025	CBK	-	(25,699)	(25,699)
USD	890,342	NOK	892,976	7/15/2025	CBK	-	(2,634)	(2,634)
USD	916,992	NOK	942,586	7/15/2025	CBK	-	(25,594)	(25,594)
USD	933,907	NOK	942,586	7/15/2025	CBK	-	(8,679)	(8,679)
SGD	787,222	USD	779,968	7/15/2025	CBK	7,254	-	7,254
USD	1,084,652	SGD	1,102,110	7/15/2025	CBK	-	(17,458)	(17,458)
USD	1,182,645	NOK	1,190,635	7/15/2025	CBK	-	(7,990)	(7,990)
USD	1,242,672	SGD	1,259,555	7/15/2025	CBK	-	(16,883)	(16,883)
SGD	1,102,111	USD	1,084,653	7/15/2025	CBK	17,458	-	17,458
USD	1,476,362	NOK	1,537,903	7/15/2025	CBK	-	(61,541)	(61,541)
USD	1,484,421	NOK	1,537,903	7/15/2025	CBK	-	(53,482)	(53,482)
NOK	148,829	USD	141,664	7/15/2025	CBK	7,165	-	7,165
USD	1,534,268	NOK	1,587,513	7/15/2025	CBK	-	(53,245)	(53,245)
SGD	1,259,555	USD	1,242,672	7/15/2025	CBK	16,883	-	16,883
NOK	198,439	USD	191,811	7/15/2025	CBK	6,628	-	6,628
USD	2,113,840	SGD	2,125,499	7/15/2025	CBK	-	(11,659)	(11,659)
USD	2,266,914	SGD	2,282,944	7/15/2025	CBK	-	(16,030)	(16,030)
USD	2,332,967	SGD	2,361,666	7/15/2025	CBK	-	(28,699)	(28,699)
USD	2,448,714	NOK	2,530,099	7/15/2025	CBK	-	(81,385)	(81,385)
USD	2,479,550	NOK	2,530,099	7/15/2025	CBK	-	(50,549)	(50,549)
USD	2,514,277	NOK	2,629,318	7/15/2025	CBK	-	(115,041)	(115,041)
USD	2,547,454	NOK	2,629,318	7/15/2025	CBK	-	(81,864)	(81,864)
SGD	2,125,499	USD	2,113,840	7/15/2025	CBK	11,659	-	11,659
USD	2,729,181	SGD	2,755,277	7/15/2025	CBK	-	(26,096)	(26,096)
USD	2,750,378	NOK	2,778,148	7/15/2025	CBK	-	(27,770)	(27,770)
USD	2,784,980	NOK	2,778,147	7/15/2025	CBK	6,833	-	6,833
SGD	2,282,943	USD	2,266,913	7/15/2025	CBK	16,030	-	16,030
USD	2,900,463	NOK	2,976,586	7/15/2025	CBK	-	(76,123)	(76,123)
USD	2,990,325	NOK	3,075,806	7/15/2025	CBK	-	(85,481)	(85,481)
NOK	297,659	USD	296,599	7/15/2025	CBK	1,060	-	1,060
SGD	2,361,665	USD	2,332,966	7/15/2025	CBK	28,699	-	28,699
USD	3,119,614	SGD	3,148,888	7/15/2025	CBK	-	(29,274)	(29,274)
USD	3,176,674	NOK	3,274,246	7/15/2025	CBK	-	(97,572)	(97,572)
USD	3,181,826	NOK	3,274,245	7/15/2025	CBK	-	(92,419)	(92,419)
SGD	2,519,110	USD	2,510,955	7/15/2025	CBK	8,155	-	8,155
SGD	2,755,276	USD	2,729,180	7/15/2025	CBK	26,096	-	26,096
USD	3,507,093	SGD	3,542,499	7/15/2025	CBK	-	(35,406)	(35,406)
USD	3,620,249	NOK	3,621,513	7/15/2025	CBK	-	(1,264)	(1,264)
USD	3,649,060	NOK	3,671,124	7/15/2025	CBK	-	(22,064)	(22,064)
USD	3,819,177	NOK	3,869,562	7/15/2025	CBK	-	(50,385)	(50,385)
USD	3,875,671	NOK	4,018,392	7/15/2025	CBK	-	(142,721)	(142,721)
USD	3,903,502	NOK	3,919,172	7/15/2025	CBK	-	(15,670)	(15,670)
USD	3,964,598	SGD	4,014,832	7/15/2025	CBK	-	(50,234)	(50,234)
SGD	3,148,887	USD	3,119,613	7/15/2025	CBK	29,274	-	29,274
USD	4,097,981	NOK	4,117,611	7/15/2025	CBK	-	(19,630)	(19,630)
USD	4,331,454	NOK	4,464,879	7/15/2025	CBK	-	(133,425)	(133,425)
USD	4,362,567	SGD	4,408,444	7/15/2025	CBK	-	(45,877)	(45,877)
SGD	3,542,498	USD	3,507,092	7/15/2025	CBK	35,406	-	35,406
USD	4,632,685	NOK	4,613,709	7/15/2025	CBK	18,976	-	18,976
NOK	496,098	USD	485,918	7/15/2025	CBK	10,180	-	10,180
SGD	4,014,831	USD	3,964,597	7/15/2025	CBK	50,234	-	50,234
USD	5,151,427	NOK	5,506,685	7/15/2025	CBK	-	(355,258)	(355,258)
USD	5,213,436	NOK	5,506,685	7/15/2025	CBK	-	(293,249)	(293,249)
USD	5,225,426	SGD	5,274,387	7/15/2025	CBK	-	(48,961)	(48,961)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SGD	4,408,442	USD	4,362,565	7/15/2025	CBK	$45,877	$-	$45,877
USD	5,726,416	NOK	5,948,274	7/15/2025	CBK	-	(221,858)	(221,858)
USD	5,775,529	SGD	5,825,444	7/15/2025	CBK	-	(49,915)	(49,915)
USD	5,934,588	SGD	5,982,887	7/15/2025	CBK	-	(48,299)	(48,299)
USD	6,070,529	NOK	6,311,951	7/15/2025	CBK	-	(241,422)	(241,422)
USD	6,168,561	NOK	6,645,714	7/15/2025	CBK	-	(477,153)	(477,153)
USD	6,376,792	SGD	6,455,221	7/15/2025	CBK	-	(78,429)	(78,429)
USD	6,462,205	NOK	6,449,270	7/15/2025	CBK	12,935	-	12,935
USD	6,610,345	NOK	6,796,540	7/15/2025	CBK	-	(186,195)	(186,195)
SGD	5,274,386	USD	5,225,425	7/15/2025	CBK	48,961	-	48,961
USD	6,846,262	NOK	6,895,759	7/15/2025	CBK	-	(49,497)	(49,497)
USD	6,888,332	NOK	7,085,223	7/15/2025	CBK	-	(196,891)	(196,891)
USD	6,953,637	NOK	7,149,014	7/15/2025	CBK	-	(195,377)	(195,377)
USD	6,957,624	NOK	6,977,697	7/15/2025	CBK	-	(20,073)	(20,073)
NOK	694,537	USD	692,708	7/15/2025	CBK	1,829	-	1,829
NOK	694,537	USD	705,495	7/15/2025	CBK	-	(10,958)	(10,958)
USD	7,032,717	SGD	7,084,999	7/15/2025	CBK	-	(52,282)	(52,282)
USD	7,049,019	NOK	7,044,588	7/15/2025	CBK	4,431	-	4,431
SGD	5,825,441	USD	5,775,526	7/15/2025	CBK	49,915	-	49,915
SGD	5,982,886	USD	5,934,587	7/15/2025	CBK	48,299	-	48,299
USD	7,873,183	NOK	8,086,394	7/15/2025	CBK	-	(213,211)	(213,211)
USD	7,945,547	SGD	8,029,665	7/15/2025	CBK	-	(84,118)	(84,118)
SGD	6,455,219	USD	6,376,790	7/15/2025	CBK	78,429	-	78,429
NOK	838,160	USD	814,587	7/15/2025	CBK	23,573	-	23,573
USD	8,694,554	NOK	8,722,121	7/15/2025	CBK	-	(27,567)	(27,567)
USD	8,772,177	NOK	9,122,741	7/15/2025	CBK	-	(350,564)	(350,564)
USD	8,850,468	NOK	9,200,645	7/15/2025	CBK	-	(350,177)	(350,177)
NOK	892,976	USD	867,277	7/15/2025	CBK	25,699	-	25,699
NOK	892,976	USD	890,342	7/15/2025	CBK	2,634	-	2,634
SGD	7,084,996	USD	7,032,714	7/15/2025	CBK	52,282	-	52,282
USD	9,372,073	NOK	9,633,272	7/15/2025	CBK	-	(261,199)	(261,199)
NOK	942,586	USD	916,992	7/15/2025	CBK	25,594	-	25,594
NOK	942,586	USD	933,907	7/15/2025	CBK	8,679	-	8,679
USD	9,613,491	NOK	9,642,260	7/15/2025	CBK	-	(28,769)	(28,769)
USD	10,021,285	NOK	10,814,932	7/15/2025	CBK	-	(793,647)	(793,647)
SGD	8,029,663	USD	7,945,545	7/15/2025	CBK	84,118	-	84,118
USD	10,818,202	NOK	10,847,542	7/15/2025	CBK	-	(29,340)	(29,340)
USD	11,288,644	NOK	12,156,392	7/15/2025	CBK	-	(867,748)	(867,748)
USD	11,895,203	NOK	11,931,862	7/15/2025	CBK	-	(36,659)	(36,659)
NOK	1,190,635	USD	1,182,645	7/15/2025	CBK	7,990	-	7,990
USD	12,058,372	SGD	12,123,220	7/15/2025	CBK	-	(64,848)	(64,848)
USD	13,905,635	NOK	14,458,156	7/15/2025	CBK	-	(552,521)	(552,521)
USD	14,887,676	NOK	15,465,512	7/15/2025	CBK	-	(577,836)	(577,836)
SGD	12,123,216	USD	12,058,368	7/15/2025	CBK	64,848	-	64,848
NOK	1,537,903	USD	1,476,362	7/15/2025	CBK	61,541	-	61,541
NOK	1,537,903	USD	1,484,421	7/15/2025	CBK	53,482	-	53,482
NOK	1,587,513	USD	1,534,268	7/15/2025	CBK	53,245	-	53,245
USD	17,685,265	NOK	18,401,288	7/15/2025	CBK	-	(716,023)	(716,023)
USD	18,967,613	NOK	19,715,666	7/15/2025	CBK	-	(748,053)	(748,053)
NOK	2,530,098	USD	2,448,713	7/15/2025	CBK	81,385	-	81,385
NOK	2,530,098	USD	2,479,549	7/15/2025	CBK	50,549	-	50,549
NOK	2,629,318	USD	2,514,277	7/15/2025	CBK	115,041	-	115,041
NOK	2,629,318	USD	2,547,454	7/15/2025	CBK	81,864	-	81,864
NOK	2,778,147	USD	2,750,377	7/15/2025	CBK	27,770	-	27,770
NOK	2,976,586	USD	2,900,463	7/15/2025	CBK	76,123	-	76,123
NOK	3,075,806	USD	2,990,325	7/15/2025	CBK	85,481	-	85,481
NOK	3,274,245	USD	3,176,673	7/15/2025	CBK	97,572	-	97,572
NOK	3,274,245	USD	3,181,826	7/15/2025	CBK	92,419	-	92,419
NOK	3,621,514	USD	3,620,250	7/15/2025	CBK	1,264	-	1,264

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NOK	3,671,123	USD	3,649,059	7/15/2025	CBK	$22,064	$-	$22,064
NOK	3,869,562	USD	3,819,177	7/15/2025	CBK	50,385	-	50,385
NOK	3,919,172	USD	3,903,502	7/15/2025	CBK	15,670	-	15,670
NOK	4,018,392	USD	3,875,671	7/15/2025	CBK	142,721	-	142,721
NOK	4,117,611	USD	4,097,981	7/15/2025	CBK	19,630	-	19,630
NOK	4,464,880	USD	4,331,455	7/15/2025	CBK	133,425	-	133,425
NOK	4,613,709	USD	4,632,685	7/15/2025	CBK	-	(18,976)	(18,976)
SGD	43,297,200	USD	43,111,612	7/15/2025	CBK	185,588	-	185,588
USD	55,450,567	SGD	56,207,655	7/15/2025	CBK	-	(757,088)	(757,088)
NOK	5,506,685	USD	5,151,427	7/15/2025	CBK	355,258	-	355,258
NOK	5,506,685	USD	5,213,436	7/15/2025	CBK	293,249	-	293,249
NOK	5,948,274	USD	5,726,416	7/15/2025	CBK	221,858	-	221,858
NOK	6,311,951	USD	6,070,529	7/15/2025	CBK	241,422	-	241,422
NOK	6,449,271	USD	6,462,206	7/15/2025	CBK	-	(12,935)	(12,935)
NOK	6,645,713	USD	6,168,560	7/15/2025	CBK	477,153	-	477,153
NOK	6,796,539	USD	6,610,344	7/15/2025	CBK	186,195	-	186,195
NOK	6,895,759	USD	6,846,262	7/15/2025	CBK	49,497	-	49,497
NOK	6,977,697	USD	6,957,624	7/15/2025	CBK	20,073	-	20,073
NOK	7,044,588	USD	7,049,019	7/15/2025	CBK	-	(4,431)	(4,431)
SGD	56,207,638	USD	55,450,550	7/15/2025	CBK	757,088	-	757,088
NOK	7,085,222	USD	6,888,331	7/15/2025	CBK	196,891	-	196,891
NOK	7,149,013	USD	6,953,636	7/15/2025	CBK	195,377	-	195,377
NOK	8,086,393	USD	7,873,182	7/15/2025	CBK	213,211	-	213,211
NOK	8,722,121	USD	8,694,554	7/15/2025	CBK	27,567	-	27,567
NOK	9,122,741	USD	8,772,177	7/15/2025	CBK	350,564	-	350,564
NOK	9,200,644	USD	8,850,467	7/15/2025	CBK	350,177	-	350,177
NOK	9,451,428	USD	9,429,216	7/15/2025	CBK	22,212	-	22,212
NOK	9,633,272	USD	9,372,073	7/15/2025	CBK	261,199	-	261,199
NOK	9,642,260	USD	9,613,491	7/15/2025	CBK	28,769	-	28,769
USD	102,767,719	NOK	105,420,774	7/15/2025	CBK	-	(2,653,055)	(2,653,055)
NOK	10,814,931	USD	10,021,284	7/15/2025	CBK	793,647	-	793,647
NOK	10,847,542	USD	10,818,202	7/15/2025	CBK	29,340	-	29,340
NOK	11,931,862	USD	11,895,203	7/15/2025	CBK	36,659	-	36,659
NOK	12,156,391	USD	11,288,643	7/15/2025	CBK	867,748	-	867,748
USD	133,721,381	SGD	135,638,359	7/15/2025	CBK	-	(1,916,978)	(1,916,978)
NOK	14,067,187	USD	14,033,305	7/15/2025	CBK	33,882	-	33,882
NOK	14,458,155	USD	13,905,634	7/15/2025	CBK	552,521	-	552,521
NOK	15,465,512	USD	14,887,676	7/15/2025	CBK	577,836	-	577,836
SGD	129,812,877	USD	128,090,524	7/15/2025	CBK	1,722,353	-	1,722,353
NOK	17,012,570	USD	16,969,914	7/15/2025	CBK	42,656	-	42,656
SGD	135,638,319	USD	133,721,341	7/15/2025	CBK	1,916,978	-	1,916,978
NOK	18,401,288	USD	17,685,265	7/15/2025	CBK	716,023	-	716,023
NOK	19,715,666	USD	18,967,613	7/15/2025	CBK	748,053	-	748,053
NOK	105,420,771	USD	102,767,716	7/15/2025	CBK	2,653,055	-	2,653,055
NOK	121,643,167	USD	118,047,402	7/15/2025	CBK	3,595,765	-	3,595,765
USD	1,539	SEK	1,565	7/17/2025	CBK	-	(26)	(26)
USD	2,471	SEK	2,482	7/17/2025	CBK	-	(11)	(11)
USD	5,669	SEK	5,703	7/17/2025	CBK	-	(34)	(34)
USD	26,808	SEK	27,106	7/17/2025	CBK	-	(298)	(298)
SEK	3,114	USD	3,119	7/17/2025	CBK	-	(5)	(5)
SEK	8,549	USD	8,548	7/17/2025	CBK	1	-	1
SEK	20,182	USD	19,630	7/17/2025	CBK	552	-	552
GBP	137,277	JPY	137,273	7/22/2025	CBK	4	-	4
GBP	480,470	JPY	467,204	7/22/2025	CBK	13,266	-	13,266
GBP	686,385	JPY	679,367	7/22/2025	CBK	7,018	-	7,018
GBP	892,301	JPY	885,468	7/22/2025	CBK	6,833	-	6,833
GBP	960,939	JPY	949,076	7/22/2025	CBK	11,863	-	11,863
GBP	1,029,578	JPY	1,010,800	7/22/2025	CBK	18,778	-	18,778
GBP	1,098,216	JPY	1,077,064	7/22/2025	CBK	21,152	-	21,152

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	1,235,493	JPY	1,197,015	7/22/2025	CBK	$38,478	$-	$38,478
GBP	1,235,493	JPY	1,209,528	7/22/2025	CBK	25,965	-	25,965
GBP	1,304,132	JPY	1,279,089	7/22/2025	CBK	25,043	-	25,043
GBP	1,715,963	JPY	1,669,325	7/22/2025	CBK	46,638	-	46,638
GBP	2,127,794	JPY	2,070,845	7/22/2025	CBK	56,949	-	56,949
GBP	2,196,432	JPY	2,173,426	7/22/2025	CBK	23,006	-	23,006
GBP	2,333,709	JPY	2,281,247	7/22/2025	CBK	52,462	-	52,462
GBP	2,470,987	JPY	2,416,368	7/22/2025	CBK	54,619	-	54,619
GBP	2,608,264	JPY	2,566,947	7/22/2025	CBK	41,317	-	41,317
GBP	2,608,264	JPY	2,570,906	7/22/2025	CBK	37,358	-	37,358
GBP	2,676,902	JPY	2,641,578	7/22/2025	CBK	35,324	-	35,324
GBP	3,020,095	JPY	2,975,225	7/22/2025	CBK	44,870	-	44,870
GBP	3,157,372	JPY	3,119,537	7/22/2025	CBK	37,835	-	37,835
GBP	7,068,876	JPY	6,876,834	7/22/2025	CBK	192,042	-	192,042
GBP	13,865,871	JPY	13,489,173	7/22/2025	CBK	376,698	-	376,698
GBP	14,067,997	JPY	13,695,145	7/22/2025	CBK	372,852	-	372,852
GBP	20,179,723	JPY	20,198,927	7/22/2025	CBK	-	(19,204)	(19,204)
GBP	23,954,841	JPY	23,963,793	7/22/2025	CBK	-	(8,952)	(8,952)
GBP	26,840,557	JPY	26,119,972	7/22/2025	CBK	720,585	-	720,585
JPY	137,273	GBP	137,277	7/22/2025	CBK	-	(4)	(4)
GBP	60,607,808	JPY	58,598,593	7/22/2025	CBK	2,009,215	-	2,009,215
JPY	467,204	GBP	480,470	7/22/2025	CBK	-	(13,266)	(13,266)
JPY	679,368	GBP	686,386	7/22/2025	CBK	-	(7,018)	(7,018)
JPY	885,468	GBP	892,301	7/22/2025	CBK	-	(6,833)	(6,833)
JPY	949,077	GBP	960,940	7/22/2025	CBK	-	(11,863)	(11,863)
JPY	1,010,800	GBP	1,029,578	7/22/2025	CBK	-	(18,778)	(18,778)
JPY	1,077,065	GBP	1,098,217	7/22/2025	CBK	-	(21,152)	(21,152)
JPY	1,197,016	GBP	1,235,494	7/22/2025	CBK	-	(38,478)	(38,478)
JPY	1,209,529	GBP	1,235,494	7/22/2025	CBK	-	(25,965)	(25,965)
JPY	1,279,090	GBP	1,304,133	7/22/2025	CBK	-	(25,043)	(25,043)
JPY	1,669,326	GBP	1,715,964	7/22/2025	CBK	-	(46,638)	(46,638)
JPY	2,070,846	GBP	2,127,795	7/22/2025	CBK	-	(56,949)	(56,949)
JPY	2,173,428	GBP	2,196,433	7/22/2025	CBK	-	(23,005)	(23,005)
JPY	2,281,249	GBP	2,333,711	7/22/2025	CBK	-	(52,462)	(52,462)
JPY	2,416,369	GBP	2,470,988	7/22/2025	CBK	-	(54,619)	(54,619)
JPY	2,566,948	GBP	2,608,265	7/22/2025	CBK	-	(41,317)	(41,317)
JPY	2,570,907	GBP	2,608,265	7/22/2025	CBK	-	(37,358)	(37,358)
JPY	2,641,579	GBP	2,676,903	7/22/2025	CBK	-	(35,324)	(35,324)
JPY	2,975,226	GBP	3,020,096	7/22/2025	CBK	-	(44,870)	(44,870)
JPY	3,119,539	GBP	3,157,374	7/22/2025	CBK	-	(37,835)	(37,835)
JPY	6,876,838	GBP	7,068,880	7/22/2025	CBK	-	(192,042)	(192,042)
JPY	13,489,182	GBP	13,865,880	7/22/2025	CBK	-	(376,698)	(376,698)
JPY	13,695,154	GBP	14,068,006	7/22/2025	CBK	-	(372,852)	(372,852)
JPY	23,963,809	GBP	23,954,857	7/22/2025	CBK	8,952	-	8,952
JPY	26,119,990	GBP	26,840,575	7/22/2025	CBK	-	(720,585)	(720,585)
USD	84,040	TWD	85,730	7/24/2025	CBK	-	(1,690)	(1,690)
USD	84,062	TWD	85,730	7/24/2025	CBK	-	(1,668)	(1,668)
USD	84,117	TWD	85,730	7/24/2025	CBK	-	(1,613)	(1,613)
USD	84,121	TWD	85,730	7/24/2025	CBK	-	(1,609)	(1,609)
USD	85,301	TWD	85,731	7/24/2025	CBK	-	(430)	(430)
USD	85,310	TWD	85,730	7/24/2025	CBK	-	(420)	(420)
USD	85,759	TWD	85,730	7/24/2025	CBK	29	-	29
USD	168,634	TWD	171,461	7/24/2025	CBK	-	(2,827)	(2,827)
USD	170,381	TWD	171,461	7/24/2025	CBK	-	(1,080)	(1,080)
USD	675,865	TWD	685,845	7/24/2025	CBK	-	(9,980)	(9,980)
TWD	85,731	USD	84,434	7/24/2025	CBK	1,297	-	1,297
TWD	85,731	USD	85,480	7/24/2025	CBK	251	-	251
TWD	85,731	USD	85,488	7/24/2025	CBK	243	-	243
TWD	85,731	USD	85,526	7/24/2025	CBK	205	-	205

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	85,731	USD	85,557	7/24/2025	CBK	$174	$-	$174
TWD	85,731	USD	85,664	7/24/2025	CBK	67	-	67
TWD	85,731	USD	85,702	7/24/2025	CBK	29	-	29
TWD	85,731	USD	85,707	7/24/2025	CBK	24	-	24
TWD	85,731	USD	85,790	7/24/2025	CBK	-	(59)	(59)
TWD	85,731	USD	85,931	7/24/2025	CBK	-	(200)	(200)
TWD	85,731	USD	85,935	7/24/2025	CBK	-	(204)	(204)
TWD	85,731	USD	85,997	7/24/2025	CBK	-	(266)	(266)
TWD	85,731	USD	86,048	7/24/2025	CBK	-	(317)	(317)
TWD	85,731	USD	86,054	7/24/2025	CBK	-	(323)	(323)
TWD	85,731	USD	86,060	7/24/2025	CBK	-	(329)	(329)
TWD	85,731	USD	86,103	7/24/2025	CBK	-	(372)	(372)
TWD	85,731	USD	86,103	7/24/2025	CBK	-	(372)	(372)
TWD	85,731	USD	86,120	7/24/2025	CBK	-	(389)	(389)
TWD	85,731	USD	86,139	7/24/2025	CBK	-	(408)	(408)
TWD	85,731	USD	86,149	7/24/2025	CBK	-	(418)	(418)
TWD	85,731	USD	86,151	7/24/2025	CBK	-	(420)	(420)
TWD	85,731	USD	86,228	7/24/2025	CBK	-	(497)	(497)
TWD	171,461	USD	171,520	7/24/2025	CBK	-	(59)	(59)
TWD	171,461	USD	171,565	7/24/2025	CBK	-	(104)	(104)
TWD	171,461	USD	171,573	7/24/2025	CBK	-	(112)	(112)
TWD	171,461	USD	171,780	7/24/2025	CBK	-	(319)	(319)
TWD	171,461	USD	171,786	7/24/2025	CBK	-	(325)	(325)
TWD	171,461	USD	171,868	7/24/2025	CBK	-	(407)	(407)
TWD	171,461	USD	171,880	7/24/2025	CBK	-	(419)	(419)
TWD	171,461	USD	171,921	7/24/2025	CBK	-	(460)	(460)
TWD	171,461	USD	171,985	7/24/2025	CBK	-	(524)	(524)
TWD	171,461	USD	172,022	7/24/2025	CBK	-	(561)	(561)
TWD	171,461	USD	172,075	7/24/2025	CBK	-	(614)	(614)
TWD	171,461	USD	172,092	7/24/2025	CBK	-	(631)	(631)
TWD	171,461	USD	172,140	7/24/2025	CBK	-	(679)	(679)
TWD	171,461	USD	172,170	7/24/2025	CBK	-	(709)	(709)
TWD	171,461	USD	172,171	7/24/2025	CBK	-	(710)	(710)
TWD	171,461	USD	172,187	7/24/2025	CBK	-	(726)	(726)
TWD	171,461	USD	172,228	7/24/2025	CBK	-	(767)	(767)
TWD	171,461	USD	172,235	7/24/2025	CBK	-	(774)	(774)
TWD	171,461	USD	172,258	7/24/2025	CBK	-	(797)	(797)
TWD	171,461	USD	172,273	7/24/2025	CBK	-	(812)	(812)
TWD	171,461	USD	172,294	7/24/2025	CBK	-	(833)	(833)
TWD	171,461	USD	172,318	7/24/2025	CBK	-	(857)	(857)
TWD	171,461	USD	174,929	7/24/2025	CBK	-	(3,468)	(3,468)
TWD	171,461	USD	174,940	7/24/2025	CBK	-	(3,479)	(3,479)
USD	6,275,207	TWD	6,344,071	7/24/2025	CBK	-	(68,864)	(68,864)
TWD	257,192	USD	256,986	7/24/2025	CBK	206	-	206
TWD	257,192	USD	257,298	7/24/2025	CBK	-	(106)	(106)
TWD	257,192	USD	257,396	7/24/2025	CBK	-	(204)	(204)
TWD	257,192	USD	257,732	7/24/2025	CBK	-	(540)	(540)
TWD	257,192	USD	257,821	7/24/2025	CBK	-	(629)	(629)
TWD	257,192	USD	257,910	7/24/2025	CBK	-	(718)	(718)
TWD	257,192	USD	258,272	7/24/2025	CBK	-	(1,080)	(1,080)
TWD	257,192	USD	258,416	7/24/2025	CBK	-	(1,224)	(1,224)
TWD	257,192	USD	258,442	7/24/2025	CBK	-	(1,250)	(1,250)
TWD	257,192	USD	258,790	7/24/2025	CBK	-	(1,598)	(1,598)
TWD	257,192	USD	258,880	7/24/2025	CBK	-	(1,688)	(1,688)
TWD	257,192	USD	261,469	7/24/2025	CBK	-	(4,277)	(4,277)
TWD	257,192	USD	262,319	7/24/2025	CBK	-	(5,127)	(5,127)
TWD	342,923	USD	343,313	7/24/2025	CBK	-	(390)	(390)
TWD	342,923	USD	343,697	7/24/2025	CBK	-	(774)	(774)
TWD	342,923	USD	343,761	7/24/2025	CBK	-	(838)	(838)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	342,923	USD	349,363	7/24/2025	CBK	$-	$(6,440)	$(6,440)
TWD	342,923	USD	350,288	7/24/2025	CBK	-	(7,365)	(7,365)
TWD	428,653	USD	429,022	7/24/2025	CBK	-	(369)	(369)
TWD	428,653	USD	429,633	7/24/2025	CBK	-	(980)	(980)
TWD	514,384	USD	516,131	7/24/2025	CBK	-	(1,747)	(1,747)
TWD	685,845	USD	697,155	7/24/2025	CBK	-	(11,310)	(11,310)
TWD	943,038	USD	957,395	7/24/2025	CBK	-	(14,357)	(14,357)
TWD	1,114,499	USD	1,131,080	7/24/2025	CBK	-	(16,581)	(16,581)
TWD	4,972,380	USD	4,984,145	7/24/2025	CBK	-	(11,765)	(11,765)
TWD	12,002,296	USD	11,815,383	7/24/2025	CBK	186,913	-	186,913
USD	229,985	THB	231,093	7/25/2025	CBK	-	(1,108)	(1,108)
USD	230,001	THB	231,093	7/25/2025	CBK	-	(1,092)	(1,092)
USD	306,659	THB	308,124	7/25/2025	CBK	-	(1,465)	(1,465)
USD	383,361	THB	385,156	7/25/2025	CBK	-	(1,795)	(1,795)
USD	458,645	THB	462,186	7/25/2025	CBK	-	(3,541)	(3,541)
USD	459,865	THB	462,187	7/25/2025	CBK	-	(2,322)	(2,322)
USD	874,481	THB	887,765	7/25/2025	CBK	-	(13,284)	(13,284)
USD	947,291	THB	961,745	7/25/2025	CBK	-	(14,454)	(14,454)
USD	1,070,543	THB	1,078,436	7/25/2025	CBK	-	(7,893)	(7,893)
USD	1,239,149	THB	1,257,667	7/25/2025	CBK	-	(18,518)	(18,518)
USD	1,311,881	THB	1,331,647	7/25/2025	CBK	-	(19,766)	(19,766)
USD	1,384,553	THB	1,405,628	7/25/2025	CBK	-	(21,075)	(21,075)
USD	1,603,259	THB	1,627,569	7/25/2025	CBK	-	(24,310)	(24,310)
THB	77,031	USD	76,767	7/25/2025	CBK	264	-	264
THB	77,031	USD	76,773	7/25/2025	CBK	258	-	258
THB	77,031	USD	76,810	7/25/2025	CBK	221	-	221
THB	77,031	USD	76,854	7/25/2025	CBK	177	-	177
THB	77,031	USD	76,865	7/25/2025	CBK	166	-	166
THB	77,031	USD	76,872	7/25/2025	CBK	159	-	159
THB	154,062	USD	153,580	7/25/2025	CBK	482	-	482
THB	154,062	USD	153,623	7/25/2025	CBK	439	-	439
THB	154,062	USD	153,634	7/25/2025	CBK	428	-	428
THB	154,062	USD	153,643	7/25/2025	CBK	419	-	419
THB	154,062	USD	153,722	7/25/2025	CBK	340	-	340
THB	154,062	USD	153,725	7/25/2025	CBK	337	-	337
THB	154,062	USD	153,821	7/25/2025	CBK	241	-	241
THB	154,062	USD	154,338	7/25/2025	CBK	-	(276)	(276)
THB	231,093	USD	230,322	7/25/2025	CBK	771	-	771
THB	231,093	USD	230,376	7/25/2025	CBK	717	-	717
THB	231,093	USD	230,424	7/25/2025	CBK	669	-	669
THB	231,093	USD	230,488	7/25/2025	CBK	605	-	605
THB	231,093	USD	230,562	7/25/2025	CBK	531	-	531
THB	231,093	USD	230,576	7/25/2025	CBK	517	-	517
THB	231,093	USD	230,587	7/25/2025	CBK	506	-	506
THB	231,093	USD	230,635	7/25/2025	CBK	458	-	458
THB	231,093	USD	230,659	7/25/2025	CBK	434	-	434
THB	231,093	USD	230,664	7/25/2025	CBK	429	-	429
THB	308,125	USD	307,101	7/25/2025	CBK	1,024	-	1,024
THB	308,125	USD	307,266	7/25/2025	CBK	859	-	859
THB	308,125	USD	307,431	7/25/2025	CBK	694	-	694
THB	308,125	USD	307,444	7/25/2025	CBK	681	-	681
THB	462,187	USD	463,306	7/25/2025	CBK	-	(1,119)	(1,119)
THB	539,218	USD	538,180	7/25/2025	CBK	1,038	-	1,038
THB	539,218	USD	540,702	7/25/2025	CBK	-	(1,484)	(1,484)
THB	616,249	USD	617,423	7/25/2025	CBK	-	(1,174)	(1,174)
THB	616,249	USD	618,001	7/25/2025	CBK	-	(1,752)	(1,752)
THB	924,374	USD	925,763	7/25/2025	CBK	-	(1,389)	(1,389)
THB	1,001,405	USD	998,335	7/25/2025	CBK	3,070	-	3,070
THB	1,001,405	USD	998,917	7/25/2025	CBK	2,488	-	2,488

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
THB	1,309,530	USD	1,306,432	7/25/2025	CBK	$3,098	$-	$3,098
THB	1,540,623	USD	1,532,444	7/25/2025	CBK	8,179	-	8,179
THB	1,540,623	USD	1,535,612	7/25/2025	CBK	5,011	-	5,011
THB	1,617,654	USD	1,618,088	7/25/2025	CBK	-	(434)	(434)
THB	17,288,739	USD	17,227,549	8/20/2025	CBK	61,190	-	61,190
EUR	236,464	CAD	236,216	8/27/2025	CBK	248	-	248
EUR	709,392	CAD	705,712	8/27/2025	CBK	3,680	-	3,680
EUR	4,979,590	CAD	4,975,252	8/27/2025	CBK	4,338	-	4,338
EUR	17,106,703	CAD	16,998,580	8/27/2025	CBK	108,123	-	108,123
EUR	17,129,787	CAD	17,114,930	8/27/2025	CBK	14,857	-	14,857
EUR	35,033,591	CAD	34,824,752	8/27/2025	CBK	208,839	-	208,839
USD	2,684,235	MXN	2,775,252	9/17/2025	CBK	-	(91,017)	(91,017)
USD	3,160,981	MXN	3,277,440	9/17/2025	CBK	-	(116,459)	(116,459)
USD	7,826,443	MXN	8,049,854	9/17/2025	CBK	-	(223,411)	(223,411)
USD	9,392,612	MXN	9,659,825	9/17/2025	CBK	-	(267,213)	(267,213)
USD	9,397,870	MXN	9,659,825	9/17/2025	CBK	-	(261,955)	(261,955)
USD	10,733,906	MXN	11,012,878	9/17/2025	CBK	-	(278,972)	(278,972)
USD	11,201,126	MXN	11,576,766	9/17/2025	CBK	-	(375,640)	(375,640)
USD	11,739,384	MXN	12,074,781	9/17/2025	CBK	-	(335,397)	(335,397)
USD	12,518,388	MXN	12,848,358	9/17/2025	CBK	-	(329,970)	(329,970)
USD	13,306,762	MXN	13,684,752	9/17/2025	CBK	-	(377,990)	(377,990)
USD	13,399,062	MXN	13,766,098	9/17/2025	CBK	-	(367,036)	(367,036)
USD	14,325,842	MXN	14,683,838	9/17/2025	CBK	-	(357,996)	(357,996)
USD	16,091,468	MXN	16,519,317	9/17/2025	CBK	-	(427,849)	(427,849)
USD	17,232,666	MXN	17,704,516	9/17/2025	CBK	-	(471,850)	(471,850)
USD	18,766,337	MXN	19,319,650	9/17/2025	CBK	-	(553,313)	(553,313)
USD	18,770,919	MXN	19,319,650	9/17/2025	CBK	-	(548,731)	(548,731)
MXN	2,775,252	USD	2,684,235	9/17/2025	CBK	91,017	-	91,017
MXN	3,277,441	USD	3,160,982	9/17/2025	CBK	116,459	-	116,459
MXN	8,049,854	USD	7,826,443	9/17/2025	CBK	223,411	-	223,411
MXN	9,659,825	USD	9,392,612	9/17/2025	CBK	267,213	-	267,213
MXN	9,659,825	USD	9,397,870	9/17/2025	CBK	261,955	-	261,955
MXN	11,012,878	USD	10,733,906	9/17/2025	CBK	278,972	-	278,972
MXN	11,576,766	USD	11,201,126	9/17/2025	CBK	375,640	-	375,640
MXN	12,074,781	USD	11,739,384	9/17/2025	CBK	335,397	-	335,397
MXN	12,848,358	USD	12,518,388	9/17/2025	CBK	329,970	-	329,970
MXN	13,684,752	USD	13,306,762	9/17/2025	CBK	377,990	-	377,990
MXN	13,766,098	USD	13,399,062	9/17/2025	CBK	367,036	-	367,036
MXN	14,683,838	USD	14,325,842	9/17/2025	CBK	357,996	-	357,996
MXN	16,519,317	USD	16,091,468	9/17/2025	CBK	427,849	-	427,849
MXN	17,704,516	USD	17,232,666	9/17/2025	CBK	471,850	-	471,850
MXN	19,319,650	USD	18,770,919	9/17/2025	CBK	548,731	-	548,731
MXN	19,319,650	USD	18,766,337	9/17/2025	CBK	553,313	-	553,313
MXN	22,862,792	USD	21,945,340	9/17/2025	CBK	917,452	-	917,452
USD	155,889	SEK	159,471	9/29/2025	CBK	-	(3,582)	(3,582)
USD	314,441	SEK	318,943	9/29/2025	CBK	-	(4,502)	(4,502)
SEK	159,472	USD	155,890	9/29/2025	CBK	3,582	-	3,582
USD	1,815,465	SEK	1,819,473	9/29/2025	CBK	-	(4,008)	(4,008)
USD	2,513,718	SEK	2,551,545	9/29/2025	CBK	-	(37,827)	(37,827)
USD	2,855,451	SEK	2,870,487	9/29/2025	CBK	-	(15,036)	(15,036)
SEK	318,943	USD	314,441	9/29/2025	CBK	4,502	-	4,502
USD	3,856,990	SEK	3,880,474	9/29/2025	CBK	-	(23,484)	(23,484)
USD	4,682,375	SEK	4,745,872	9/29/2025	CBK	-	(63,497)	(63,497)
USD	7,026,753	SEK	7,069,904	9/29/2025	CBK	-	(43,151)	(43,151)
USD	10,157,539	SEK	10,259,335	9/29/2025	CBK	-	(101,796)	(101,796)
USD	10,468,569	SEK	10,631,435	9/29/2025	CBK	-	(162,866)	(162,866)
SEK	1,819,473	USD	1,815,465	9/29/2025	CBK	4,008	-	4,008
USD	19,095,388	SEK	19,520,643	9/29/2025	CBK	-	(425,255)	(425,255)
USD	19,492,672	SEK	19,558,892	9/29/2025	CBK	-	(66,220)	(66,220)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	22,176,784	SEK	22,686,154	9/29/2025	CBK	$-	$(509,370)	$(509,370)
SEK	2,551,544	USD	2,513,717	9/29/2025	CBK	37,827	-	37,827
SEK	2,870,487	USD	2,855,451	9/29/2025	CBK	15,036	-	15,036
USD	29,186,971	SEK	29,338,339	9/29/2025	CBK	-	(151,368)	(151,368)
USD	29,440,131	SEK	29,603,788	9/29/2025	CBK	-	(163,657)	(163,657)
USD	34,306,759	SEK	34,803,066	9/29/2025	CBK	-	(496,307)	(496,307)
SEK	3,880,474	USD	3,856,990	9/29/2025	CBK	23,484	-	23,484
SEK	4,252,574	USD	4,228,100	9/29/2025	CBK	24,474	-	24,474
SEK	4,745,873	USD	4,682,376	9/29/2025	CBK	63,497	-	63,497
SEK	7,069,904	USD	7,026,753	9/29/2025	CBK	43,151	-	43,151
SEK	10,259,335	USD	10,157,539	9/29/2025	CBK	101,796	-	101,796
SEK	10,631,435	USD	10,468,569	9/29/2025	CBK	162,866	-	162,866
SEK	12,172,993	USD	12,174,542	9/29/2025	CBK	-	(1,549)	(1,549)
SEK	19,520,643	USD	19,095,388	9/29/2025	CBK	425,255	-	425,255
SEK	19,558,892	USD	19,492,672	9/29/2025	CBK	66,220	-	66,220
SEK	19,827,626	USD	19,861,137	9/29/2025	CBK	-	(33,511)	(33,511)
SEK	22,686,153	USD	22,176,783	9/29/2025	CBK	509,370	-	509,370
SEK	29,338,338	USD	29,186,970	9/29/2025	CBK	151,368	-	151,368
SEK	29,603,788	USD	29,440,131	9/29/2025	CBK	163,657	-	163,657
SEK	34,803,065	USD	34,306,758	9/29/2025	CBK	496,307	-	496,307
SEK	59,482,878	USD	59,695,827	9/29/2025	CBK	-	(212,949)	(212,949)
MXN	315,925	USD	307,091	10/22/2025	CBK	8,834	-	8,834
MXN	552,869	USD	546,384	10/22/2025	CBK	6,485	-	6,485
MXN	605,524	USD	599,040	10/22/2025	CBK	6,484	-	6,484
MXN	2,082,726	USD	2,051,770	10/22/2025	CBK	30,956	-	30,956
MXN	2,264,131	USD	2,222,690	10/22/2025	CBK	41,441	-	41,441
MXN	2,290,459	USD	2,269,792	10/22/2025	CBK	20,667	-	20,667
MXN	3,238,235	USD	3,151,079	10/22/2025	CBK	87,156	-	87,156
MXN	3,317,216	USD	3,285,584	10/22/2025	CBK	31,632	-	31,632
MXN	3,544,662	USD	3,473,197	10/22/2025	CBK	71,465	-	71,465
MXN	5,132,640	USD	5,096,828	10/22/2025	CBK	35,812	-	35,812
MXN	5,988,080	USD	5,945,841	10/22/2025	CBK	42,239	-	42,239
MXN	6,107,890	USD	5,889,027	10/22/2025	CBK	218,863	-	218,863
MXN	6,265,852	USD	6,105,583	10/22/2025	CBK	160,269	-	160,269
MXN	6,292,179	USD	6,211,556	10/22/2025	CBK	80,623	-	80,623
MXN	7,582,208	USD	7,343,926	10/22/2025	CBK	238,282	-	238,282
MXN	8,398,348	USD	8,207,727	10/22/2025	CBK	190,621	-	190,621
MXN	8,424,675	USD	8,158,401	10/22/2025	CBK	266,274	-	266,274
MXN	9,132,623	USD	8,993,870	10/22/2025	CBK	138,753	-	138,753
MXN	9,346,124	USD	9,180,274	10/22/2025	CBK	165,850	-	165,850
MXN	9,998,211	USD	9,792,255	10/22/2025	CBK	205,956	-	205,956
MXN	10,109,610	USD	9,791,395	10/22/2025	CBK	318,215	-	318,215
MXN	10,265,279	USD	10,191,145	10/22/2025	CBK	74,134	-	74,134
MXN	10,658,371	USD	10,445,896	10/22/2025	CBK	212,475	-	212,475
MXN	10,952,078	USD	10,608,923	10/22/2025	CBK	343,155	-	343,155
MXN	11,245,374	USD	11,026,111	10/22/2025	CBK	219,263	-	219,263
MXN	12,252,082	USD	12,008,368	10/22/2025	CBK	243,714	-	243,714
MXN	12,335,890	USD	12,250,914	10/22/2025	CBK	84,976	-	84,976
MXN	13,058,247	USD	12,695,687	10/22/2025	CBK	362,560	-	362,560
MXN	13,058,247	USD	12,697,070	10/22/2025	CBK	361,177	-	361,177
MXN	15,164,415	USD	14,687,663	10/22/2025	CBK	476,752	-	476,752
MXN	15,315,102	USD	15,010,739	10/22/2025	CBK	304,363	-	304,363
MXN	16,336,109	USD	16,009,290	10/22/2025	CBK	326,819	-	326,819
MXN	19,927,207	USD	19,788,476	10/22/2025	CBK	138,731	-	138,731
MXN	26,569,609	USD	26,377,795	10/22/2025	CBK	191,814	-	191,814
EUR	117,795	AUD	118,013	7/1/2025	HUB	-	(218)	(218)
EUR	117,795	AUD	118,049	7/1/2025	HUB	-	(254)	(254)
EUR	117,795	AUD	118,073	7/1/2025	HUB	-	(278)	(278)
EUR	117,795	AUD	118,116	7/1/2025	HUB	-	(321)	(321)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	117,795	AUD	118,150	7/1/2025	HUB	$-	$(355)	$(355)
EUR	117,795	AUD	118,200	7/1/2025	HUB	-	(405)	(405)
AUD	65,815	JPY	65,628	7/1/2025	HUB	187	-	187
AUD	65,815	JPY	65,637	7/1/2025	HUB	178	-	178
AUD	65,815	JPY	65,660	7/1/2025	HUB	155	-	155
USD	117,657	NZD	120,857	7/1/2025	HUB	-	(3,200)	(3,200)
USD	119,362	NZD	121,910	7/1/2025	HUB	-	(2,548)	(2,548)
NZD	120,857	USD	117,657	7/1/2025	HUB	3,200	-	3,200
NZD	121,910	USD	119,362	7/1/2025	HUB	2,548	-	2,548
NZD	121,910	USD	121,180	7/1/2025	HUB	730	-	730
NZD	121,910	USD	121,252	7/1/2025	HUB	658	-	658
NZD	121,910	USD	121,282	7/1/2025	HUB	628	-	628
AUD	131,630	JPY	131,177	7/1/2025	HUB	453	-	453
AUD	131,630	JPY	131,259	7/1/2025	HUB	371	-	371
AUD	131,630	JPY	131,361	7/1/2025	HUB	269	-	269
AUD	131,630	JPY	131,375	7/1/2025	HUB	255	-	255
AUD	131,630	JPY	131,401	7/1/2025	HUB	229	-	229
AUD	131,630	JPY	131,441	7/1/2025	HUB	189	-	189
AUD	131,630	JPY	131,490	7/1/2025	HUB	140	-	140
USD	238,770	NZD	243,820	7/1/2025	HUB	-	(5,050)	(5,050)
NZD	182,865	USD	181,668	7/1/2025	HUB	1,197	-	1,197
NZD	182,865	USD	181,905	7/1/2025	HUB	960	-	960
AUD	197,445	JPY	196,766	7/1/2025	HUB	679	-	679
AUD	197,445	JPY	196,874	7/1/2025	HUB	571	-	571
AUD	197,445	JPY	196,914	7/1/2025	HUB	531	-	531
AUD	197,445	JPY	196,918	7/1/2025	HUB	527	-	527
AUD	197,445	JPY	196,951	7/1/2025	HUB	494	-	494
AUD	197,445	JPY	196,988	7/1/2025	HUB	457	-	457
NZD	243,820	USD	238,770	7/1/2025	HUB	5,050	-	5,050
NZD	243,820	USD	242,212	7/1/2025	HUB	1,608	-	1,608
EUR	471,180	USD	468,772	7/1/2025	HUB	2,408	-	2,408
EUR	471,180	USD	469,352	7/1/2025	HUB	1,828	-	1,828
AUD	263,260	JPY	262,469	7/1/2025	HUB	791	-	791
USD	413,679	NZD	425,037	7/1/2025	HUB	-	(11,358)	(11,358)
PLN	117,504	EUR	117,795	7/1/2025	HUB	-	(291)	(291)
PLN	117,573	EUR	117,795	7/1/2025	HUB	-	(222)	(222)
PLN	117,577	EUR	117,795	7/1/2025	HUB	-	(218)	(218)
PLN	117,621	EUR	117,795	7/1/2025	HUB	-	(174)	(174)
PLN	117,644	EUR	117,795	7/1/2025	HUB	-	(151)	(151)
PLN	117,646	EUR	117,795	7/1/2025	HUB	-	(149)	(149)
PLN	117,656	EUR	117,795	7/1/2025	HUB	-	(139)	(139)
PLN	117,664	EUR	117,795	7/1/2025	HUB	-	(131)	(131)
PLN	117,670	EUR	117,795	7/1/2025	HUB	-	(125)	(125)
EUR	588,975	USD	585,645	7/1/2025	HUB	3,330	-	3,330
EUR	588,975	USD	586,080	7/1/2025	HUB	2,895	-	2,895
EUR	588,975	USD	586,290	7/1/2025	HUB	2,685	-	2,685
EUR	588,975	USD	586,435	7/1/2025	HUB	2,540	-	2,540
USD	541,434	NZD	548,595	7/1/2025	HUB	-	(7,161)	(7,161)
NZD	365,730	USD	363,432	7/1/2025	HUB	2,298	-	2,298
NZD	425,037	USD	413,679	7/1/2025	HUB	11,358	-	11,358
USD	777,395	NZD	792,415	7/1/2025	HUB	-	(15,020)	(15,020)
USD	798,092	NZD	805,277	7/1/2025	HUB	-	(7,185)	(7,185)
PLN	235,033	EUR	235,590	7/1/2025	HUB	-	(557)	(557)
PLN	235,045	EUR	235,590	7/1/2025	HUB	-	(545)	(545)
PLN	235,063	EUR	235,590	7/1/2025	HUB	-	(527)	(527)
PLN	235,069	EUR	235,590	7/1/2025	HUB	-	(521)	(521)
PLN	235,110	EUR	235,590	7/1/2025	HUB	-	(480)	(480)
PLN	235,149	EUR	235,590	7/1/2025	HUB	-	(441)	(441)
PLN	235,161	EUR	235,590	7/1/2025	HUB	-	(429)	(429)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PLN	235,212	EUR	235,590	7/1/2025	HUB	$-	$(378)	$(378)
PLN	235,229	EUR	235,590	7/1/2025	HUB	-	(361)	(361)
PLN	235,236	EUR	235,590	7/1/2025	HUB	-	(354)	(354)
PLN	235,350	EUR	235,591	7/1/2025	HUB	-	(241)	(241)
PLN	235,359	EUR	235,590	7/1/2025	HUB	-	(231)	(231)
NZD	548,595	USD	541,434	7/1/2025	HUB	7,161	-	7,161
USD	951,080	NZD	975,280	7/1/2025	HUB	-	(24,200)	(24,200)
USD	956,744	NZD	975,279	7/1/2025	HUB	-	(18,535)	(18,535)
AUD	707,697	EUR	706,770	7/1/2025	HUB	927	-	927
PLN	352,621	EUR	353,386	7/1/2025	HUB	-	(765)	(765)
PLN	352,667	EUR	353,385	7/1/2025	HUB	-	(718)	(718)
NZD	792,415	USD	777,395	7/1/2025	HUB	15,020	-	15,020
USD	1,307,053	NZD	1,341,009	7/1/2025	HUB	-	(33,956)	(33,956)
NZD	805,277	USD	798,092	7/1/2025	HUB	7,185	-	7,185
USD	1,380,987	PLN	1,387,213	7/1/2025	HUB	-	(6,226)	(6,226)
USD	1,427,673	NZD	1,462,919	7/1/2025	HUB	-	(35,246)	(35,246)
USD	1,451,948	NZD	1,462,920	7/1/2025	HUB	-	(10,972)	(10,972)
NZD	975,280	USD	951,080	7/1/2025	HUB	24,200	-	24,200
NZD	975,280	USD	956,745	7/1/2025	HUB	18,535	-	18,535
USD	1,629,041	NZD	1,645,784	7/1/2025	HUB	-	(16,743)	(16,743)
USD	1,639,106	NZD	1,645,784	7/1/2025	HUB	-	(6,678)	(6,678)
NZD	1,341,010	USD	1,307,054	7/1/2025	HUB	33,956	-	33,956
NZD	1,462,920	USD	1,427,674	7/1/2025	HUB	35,246	-	35,246
NZD	1,462,920	USD	1,451,948	7/1/2025	HUB	10,972	-	10,972
USD	2,676,419	NZD	2,742,975	7/1/2025	HUB	-	(66,556)	(66,556)
NZD	1,645,785	USD	1,629,042	7/1/2025	HUB	16,743	-	16,743
NZD	1,645,785	USD	1,639,106	7/1/2025	HUB	6,679	-	6,679
USD	2,883,790	NZD	2,925,839	7/1/2025	HUB	-	(42,049)	(42,049)
USD	2,886,760	NZD	2,925,839	7/1/2025	HUB	-	(39,079)	(39,079)
USD	3,143,259	NZD	3,169,659	7/1/2025	HUB	-	(26,400)	(26,400)
USD	3,198,244	NZD	3,230,614	7/1/2025	HUB	-	(32,370)	(32,370)
USD	3,267,785	NZD	3,352,524	7/1/2025	HUB	-	(84,739)	(84,739)
USD	3,284,409	EUR	3,298,262	7/1/2025	HUB	-	(13,853)	(13,853)
USD	3,378,491	NZD	3,413,479	7/1/2025	HUB	-	(34,988)	(34,988)
USD	3,507,889	NZD	3,535,389	7/1/2025	HUB	-	(27,500)	(27,500)
USD	3,510,351	NZD	3,583,363	7/1/2025	HUB	-	(73,012)	(73,012)
USD	3,511,824	NZD	3,583,362	7/1/2025	HUB	-	(71,538)	(71,538)
USD	3,515,503	NZD	3,596,344	7/1/2025	HUB	-	(80,841)	(80,841)
EUR	4,594,008	PLN	4,585,638	7/1/2025	HUB	8,370	-	8,370
USD	4,223,993	NZD	4,266,849	7/1/2025	HUB	-	(42,856)	(42,856)
NZD	2,742,974	USD	2,676,418	7/1/2025	HUB	66,556	-	66,556
USD	4,514,489	NZD	4,642,913	7/1/2025	HUB	-	(128,424)	(128,424)
USD	4,599,034	NZD	4,632,579	7/1/2025	HUB	-	(33,545)	(33,545)
NZD	2,925,839	USD	2,883,790	7/1/2025	HUB	42,049	-	42,049
NZD	2,925,839	USD	2,886,760	7/1/2025	HUB	39,079	-	39,079
USD	4,951,499	NZD	4,998,308	7/1/2025	HUB	-	(46,809)	(46,809)
PLN	1,387,213	USD	1,384,375	7/1/2025	HUB	2,838	-	2,838
NZD	3,169,659	USD	3,143,259	7/1/2025	HUB	26,400	-	26,400
NZD	3,230,614	USD	3,198,244	7/1/2025	HUB	32,370	-	32,370
NZD	3,352,524	USD	3,267,785	7/1/2025	HUB	84,739	-	84,739
NZD	3,413,479	USD	3,378,491	7/1/2025	HUB	34,988	-	34,988
USD	5,726,296	NZD	5,777,860	7/1/2025	HUB	-	(51,564)	(51,564)
NZD	3,535,389	USD	3,507,889	7/1/2025	HUB	27,500	-	27,500
NZD	3,583,362	USD	3,511,824	7/1/2025	HUB	71,538	-	71,538
NZD	3,583,363	USD	3,510,351	7/1/2025	HUB	73,012	-	73,012
NZD	3,596,344	USD	3,515,503	7/1/2025	HUB	80,841	-	80,841
NZD	4,255,054	USD	4,226,227	7/1/2025	HUB	28,827	-	28,827
USD	6,995,767	NZD	7,192,688	7/1/2025	HUB	-	(196,921)	(196,921)
NZD	4,266,849	USD	4,223,993	7/1/2025	HUB	42,856	-	42,856

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	7,262,360	NZD	7,287,562	7/1/2025	HUB	$-	$(25,202)	$(25,202)
USD	7,267,885	NZD	7,287,562	7/1/2025	HUB	-	(19,677)	(19,677)
NZD	4,632,579	USD	4,599,034	7/1/2025	HUB	33,545	-	33,545
NZD	4,642,914	USD	4,514,490	7/1/2025	HUB	128,424	-	128,424
USD	7,710,265	NZD	7,860,089	7/1/2025	HUB	-	(149,824)	(149,824)
NZD	4,998,308	USD	4,951,499	7/1/2025	HUB	46,809	-	46,809
USD	9,026,402	NZD	9,285,827	7/1/2025	HUB	-	(259,425)	(259,425)
NZD	5,777,861	USD	5,726,297	7/1/2025	HUB	51,564	-	51,564
USD	10,788,162	NZD	10,910,942	7/1/2025	HUB	-	(122,780)	(122,780)
USD	11,151,193	NZD	11,276,671	7/1/2025	HUB	-	(125,478)	(125,478)
NZD	7,192,688	USD	6,995,767	7/1/2025	HUB	196,921	-	196,921
NZD	7,860,088	USD	7,710,264	7/1/2025	HUB	149,824	-	149,824
USD	13,540,970	NZD	13,928,740	7/1/2025	HUB	-	(387,770)	(387,770)
USD	14,536,726	NZD	14,575,123	7/1/2025	HUB	-	(38,397)	(38,397)
USD	14,903,505	NZD	15,301,348	7/1/2025	HUB	-	(397,843)	(397,843)
NZD	9,285,826	USD	9,026,401	7/1/2025	HUB	259,425	-	259,425
USD	15,797,974	NZD	16,125,133	7/1/2025	HUB	-	(327,159)	(327,159)
USD	17,385,674	NZD	17,430,501	7/1/2025	HUB	-	(44,827)	(44,827)
USD	17,565,364	NZD	17,916,814	7/1/2025	HUB	-	(351,450)	(351,450)
NZD	10,910,942	USD	10,788,162	7/1/2025	HUB	122,780	-	122,780
NZD	11,276,672	USD	11,151,194	7/1/2025	HUB	125,478	-	125,478
USD	19,343,450	NZD	19,433,497	7/1/2025	HUB	-	(90,047)	(90,047)
NZD	11,898,016	USD	11,811,522	7/1/2025	HUB	86,494	-	86,494
NZD	13,928,740	USD	13,540,970	7/1/2025	HUB	387,770	-	387,770
NZD	15,301,348	USD	14,903,505	7/1/2025	HUB	397,843	-	397,843
NZD	16,125,133	USD	15,797,974	7/1/2025	HUB	327,159	-	327,159
NZD	17,916,814	USD	17,565,364	7/1/2025	HUB	351,450	-	351,450
NZD	48,520,165	USD	47,934,156	7/1/2025	HUB	586,009	-	586,009
JPY	2,551,834	AUD	2,566,785	7/1/2025	HUB	-	(14,951)	(14,951)
BRL	18,406	USD	17,366	7/2/2025	HUB	1,040	-	1,040
BRL	18,406	USD	17,367	7/2/2025	HUB	1,039	-	1,039
BRL	18,406	USD	17,368	7/2/2025	HUB	1,038	-	1,038
BRL	18,406	USD	17,373	7/2/2025	HUB	1,033	-	1,033
BRL	18,406	USD	17,377	7/2/2025	HUB	1,029	-	1,029
BRL	18,406	USD	17,379	7/2/2025	HUB	1,027	-	1,027
BRL	18,406	USD	17,386	7/2/2025	HUB	1,020	-	1,020
BRL	18,406	USD	17,389	7/2/2025	HUB	1,017	-	1,017
BRL	18,406	USD	17,393	7/2/2025	HUB	1,013	-	1,013
BRL	18,406	USD	17,397	7/2/2025	HUB	1,009	-	1,009
BRL	18,406	USD	17,402	7/2/2025	HUB	1,004	-	1,004
BRL	18,406	USD	17,407	7/2/2025	HUB	999	-	999
BRL	18,406	USD	17,411	7/2/2025	HUB	995	-	995
BRL	18,406	USD	17,426	7/2/2025	HUB	980	-	980
BRL	18,406	USD	17,437	7/2/2025	HUB	969	-	969
BRL	18,406	USD	17,443	7/2/2025	HUB	963	-	963
BRL	18,406	USD	17,454	7/2/2025	HUB	952	-	952
BRL	18,406	USD	17,459	7/2/2025	HUB	947	-	947
BRL	18,406	USD	17,459	7/2/2025	HUB	947	-	947
BRL	18,406	USD	17,502	7/2/2025	HUB	904	-	904
BRL	18,406	USD	17,505	7/2/2025	HUB	901	-	901
BRL	18,406	USD	17,507	7/2/2025	HUB	899	-	899
BRL	18,406	USD	17,510	7/2/2025	HUB	896	-	896
BRL	18,406	USD	17,517	7/2/2025	HUB	889	-	889
BRL	18,406	USD	17,520	7/2/2025	HUB	886	-	886
BRL	18,406	USD	17,526	7/2/2025	HUB	880	-	880
BRL	18,406	USD	17,526	7/2/2025	HUB	880	-	880
BRL	18,406	USD	17,528	7/2/2025	HUB	878	-	878
BRL	18,406	USD	17,532	7/2/2025	HUB	874	-	874
BRL	18,406	USD	17,535	7/2/2025	HUB	871	-	871

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	18,406	USD	17,537	7/2/2025	HUB	$869	$-	$869
BRL	18,406	USD	17,540	7/2/2025	HUB	866	-	866
BRL	18,406	USD	17,541	7/2/2025	HUB	865	-	865
BRL	18,406	USD	17,543	7/2/2025	HUB	863	-	863
BRL	18,406	USD	17,544	7/2/2025	HUB	862	-	862
BRL	18,406	USD	17,553	7/2/2025	HUB	853	-	853
BRL	18,406	USD	17,556	7/2/2025	HUB	850	-	850
BRL	18,406	USD	17,557	7/2/2025	HUB	849	-	849
BRL	18,406	USD	17,559	7/2/2025	HUB	847	-	847
BRL	18,406	USD	17,560	7/2/2025	HUB	846	-	846
BRL	18,406	USD	17,561	7/2/2025	HUB	845	-	845
BRL	18,406	USD	17,567	7/2/2025	HUB	839	-	839
BRL	18,406	USD	17,569	7/2/2025	HUB	837	-	837
BRL	18,406	USD	17,571	7/2/2025	HUB	835	-	835
BRL	18,406	USD	17,575	7/2/2025	HUB	831	-	831
BRL	18,406	USD	17,578	7/2/2025	HUB	828	-	828
BRL	18,406	USD	17,594	7/2/2025	HUB	812	-	812
BRL	18,406	USD	17,609	7/2/2025	HUB	797	-	797
BRL	18,406	USD	17,612	7/2/2025	HUB	794	-	794
BRL	18,406	USD	17,618	7/2/2025	HUB	788	-	788
BRL	18,406	USD	17,625	7/2/2025	HUB	781	-	781
BRL	18,406	USD	17,631	7/2/2025	HUB	775	-	775
BRL	18,406	USD	17,634	7/2/2025	HUB	772	-	772
BRL	18,406	USD	17,648	7/2/2025	HUB	758	-	758
BRL	18,406	USD	17,659	7/2/2025	HUB	747	-	747
NZD	60,955	USD	60,584	7/2/2025	HUB	371	-	371
NZD	60,955	USD	60,847	7/2/2025	HUB	108	-	108
EUR	117,795	USD	117,185	7/2/2025	HUB	610	-	610
EUR	117,795	AUD	117,859	7/2/2025	HUB	-	(64)	(64)
EUR	117,795	AUD	117,975	7/2/2025	HUB	-	(180)	(180)
EUR	117,795	AUD	118,021	7/2/2025	HUB	-	(226)	(226)
EUR	117,795	AUD	118,037	7/2/2025	HUB	-	(242)	(242)
EUR	117,795	AUD	118,058	7/2/2025	HUB	-	(263)	(263)
EUR	117,795	AUD	118,154	7/2/2025	HUB	-	(359)	(359)
EUR	117,795	AUD	118,184	7/2/2025	HUB	-	(389)	(389)
AUD	65,815	JPY	65,355	7/2/2025	HUB	460	-	460
AUD	65,815	JPY	65,410	7/2/2025	HUB	405	-	405
AUD	65,815	JPY	65,417	7/2/2025	HUB	398	-	398
AUD	65,815	JPY	65,759	7/2/2025	HUB	56	-	56
USD	122,394	BRL	128,840	7/2/2025	HUB	-	(6,446)	(6,446)
USD	127,416	BRL	128,840	7/2/2025	HUB	-	(1,424)	(1,424)
USD	145,483	BRL	147,246	7/2/2025	HUB	-	(1,763)	(1,763)
USD	145,486	BRL	147,246	7/2/2025	HUB	-	(1,760)	(1,760)
USD	145,490	BRL	147,245	7/2/2025	HUB	-	(1,755)	(1,755)
USD	145,548	BRL	147,246	7/2/2025	HUB	-	(1,698)	(1,698)
USD	145,552	BRL	147,246	7/2/2025	HUB	-	(1,694)	(1,694)
USD	145,603	BRL	147,246	7/2/2025	HUB	-	(1,643)	(1,643)
USD	145,609	BRL	147,245	7/2/2025	HUB	-	(1,636)	(1,636)
USD	145,616	BRL	147,246	7/2/2025	HUB	-	(1,630)	(1,630)
USD	163,535	BRL	165,651	7/2/2025	HUB	-	(2,116)	(2,116)
USD	163,581	BRL	165,651	7/2/2025	HUB	-	(2,070)	(2,070)
USD	163,636	BRL	165,651	7/2/2025	HUB	-	(2,015)	(2,015)
USD	163,676	BRL	165,652	7/2/2025	HUB	-	(1,976)	(1,976)
USD	163,716	BRL	165,652	7/2/2025	HUB	-	(1,936)	(1,936)
USD	163,764	BRL	165,651	7/2/2025	HUB	-	(1,887)	(1,887)
USD	175,417	BRL	184,057	7/2/2025	HUB	-	(8,640)	(8,640)
USD	181,799	BRL	184,057	7/2/2025	HUB	-	(2,258)	(2,258)
USD	181,849	BRL	184,057	7/2/2025	HUB	-	(2,208)	(2,208)
USD	181,855	BRL	184,057	7/2/2025	HUB	-	(2,202)	(2,202)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	181,896	BRL	184,057	7/2/2025	HUB	$-	$(2,161)	$(2,161)
USD	181,939	BRL	184,057	7/2/2025	HUB	-	(2,118)	(2,118)
USD	192,250	BRL	202,462	7/2/2025	HUB	-	(10,212)	(10,212)
BRL	36,811	USD	34,739	7/2/2025	HUB	2,072	-	2,072
BRL	36,811	USD	34,752	7/2/2025	HUB	2,059	-	2,059
BRL	36,811	USD	34,758	7/2/2025	HUB	2,053	-	2,053
BRL	36,811	USD	34,768	7/2/2025	HUB	2,043	-	2,043
BRL	36,811	USD	34,778	7/2/2025	HUB	2,033	-	2,033
BRL	18,406	USD	17,394	7/2/2025	HUB	1,012	-	1,012
BRL	18,406	USD	17,394	7/2/2025	HUB	1,012	-	1,012
BRL	18,406	USD	17,400	7/2/2025	HUB	1,006	-	1,006
BRL	18,406	USD	17,400	7/2/2025	HUB	1,006	-	1,006
BRL	36,811	USD	34,825	7/2/2025	HUB	1,986	-	1,986
BRL	36,811	USD	34,826	7/2/2025	HUB	1,985	-	1,985
BRL	36,811	USD	34,832	7/2/2025	HUB	1,979	-	1,979
BRL	36,811	USD	34,952	7/2/2025	HUB	1,859	-	1,859
BRL	36,811	USD	34,996	7/2/2025	HUB	1,815	-	1,815
BRL	36,811	USD	34,997	7/2/2025	HUB	1,814	-	1,814
BRL	36,811	USD	35,014	7/2/2025	HUB	1,797	-	1,797
BRL	18,406	USD	17,508	7/2/2025	HUB	898	-	898
BRL	18,406	USD	17,509	7/2/2025	HUB	897	-	897
BRL	36,811	USD	35,017	7/2/2025	HUB	1,794	-	1,794
BRL	36,811	USD	35,018	7/2/2025	HUB	1,793	-	1,793
BRL	36,811	USD	35,021	7/2/2025	HUB	1,790	-	1,790
BRL	36,811	USD	35,023	7/2/2025	HUB	1,788	-	1,788
BRL	36,811	USD	35,026	7/2/2025	HUB	1,785	-	1,785
BRL	36,811	USD	35,028	7/2/2025	HUB	1,783	-	1,783
BRL	18,406	USD	17,516	7/2/2025	HUB	890	-	890
BRL	18,406	USD	17,516	7/2/2025	HUB	890	-	890
BRL	36,811	USD	35,033	7/2/2025	HUB	1,778	-	1,778
BRL	36,811	USD	35,034	7/2/2025	HUB	1,777	-	1,777
BRL	36,811	USD	35,052	7/2/2025	HUB	1,759	-	1,759
BRL	36,811	USD	35,056	7/2/2025	HUB	1,755	-	1,755
BRL	36,811	USD	35,057	7/2/2025	HUB	1,754	-	1,754
BRL	36,811	USD	35,058	7/2/2025	HUB	1,753	-	1,753
BRL	36,811	USD	35,058	7/2/2025	HUB	1,753	-	1,753
BRL	36,811	USD	35,060	7/2/2025	HUB	1,751	-	1,751
BRL	36,811	USD	35,060	7/2/2025	HUB	1,751	-	1,751
BRL	36,811	USD	35,073	7/2/2025	HUB	1,738	-	1,738
BRL	36,811	USD	35,078	7/2/2025	HUB	1,733	-	1,733
BRL	36,811	USD	35,084	7/2/2025	HUB	1,727	-	1,727
BRL	36,811	USD	35,084	7/2/2025	HUB	1,727	-	1,727
BRL	36,811	USD	35,087	7/2/2025	HUB	1,724	-	1,724
BRL	36,811	USD	35,090	7/2/2025	HUB	1,721	-	1,721
BRL	36,811	USD	35,090	7/2/2025	HUB	1,721	-	1,721
BRL	36,811	USD	35,095	7/2/2025	HUB	1,716	-	1,716
BRL	36,811	USD	35,096	7/2/2025	HUB	1,715	-	1,715
BRL	36,811	USD	35,098	7/2/2025	HUB	1,713	-	1,713
BRL	36,811	USD	35,101	7/2/2025	HUB	1,710	-	1,710
BRL	36,811	USD	35,108	7/2/2025	HUB	1,703	-	1,703
BRL	36,811	USD	35,111	7/2/2025	HUB	1,700	-	1,700
BRL	36,811	USD	35,111	7/2/2025	HUB	1,700	-	1,700
BRL	36,811	USD	35,112	7/2/2025	HUB	1,699	-	1,699
BRL	18,406	USD	17,558	7/2/2025	HUB	848	-	848
BRL	18,406	USD	17,558	7/2/2025	HUB	848	-	848
BRL	36,811	USD	35,118	7/2/2025	HUB	1,693	-	1,693
BRL	36,811	USD	35,119	7/2/2025	HUB	1,692	-	1,692
BRL	36,811	USD	35,121	7/2/2025	HUB	1,690	-	1,690
BRL	36,811	USD	35,123	7/2/2025	HUB	1,688	-	1,688

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	36,811	USD	35,124	7/2/2025	HUB	$1,687	$-	$1,687
BRL	36,811	USD	35,124	7/2/2025	HUB	1,687	-	1,687
BRL	36,811	USD	35,127	7/2/2025	HUB	1,684	-	1,684
BRL	36,811	USD	35,130	7/2/2025	HUB	1,681	-	1,681
BRL	18,406	USD	17,566	7/2/2025	HUB	840	-	840
BRL	18,406	USD	17,565	7/2/2025	HUB	841	-	841
BRL	36,811	USD	35,134	7/2/2025	HUB	1,677	-	1,677
BRL	36,811	USD	35,136	7/2/2025	HUB	1,675	-	1,675
BRL	18,406	USD	17,571	7/2/2025	HUB	835	-	835
BRL	18,406	USD	17,570	7/2/2025	HUB	836	-	836
BRL	36,811	USD	35,146	7/2/2025	HUB	1,665	-	1,665
BRL	18,406	USD	17,573	7/2/2025	HUB	833	-	833
BRL	18,406	USD	17,573	7/2/2025	HUB	833	-	833
BRL	36,811	USD	35,148	7/2/2025	HUB	1,663	-	1,663
BRL	36,811	USD	35,150	7/2/2025	HUB	1,661	-	1,661
BRL	36,811	USD	35,154	7/2/2025	HUB	1,657	-	1,657
BRL	36,811	USD	35,166	7/2/2025	HUB	1,645	-	1,645
BRL	36,811	USD	35,166	7/2/2025	HUB	1,645	-	1,645
BRL	36,811	USD	35,173	7/2/2025	HUB	1,638	-	1,638
BRL	36,811	USD	35,176	7/2/2025	HUB	1,635	-	1,635
BRL	36,811	USD	35,179	7/2/2025	HUB	1,632	-	1,632
BRL	36,811	USD	35,180	7/2/2025	HUB	1,631	-	1,631
BRL	36,811	USD	35,181	7/2/2025	HUB	1,630	-	1,630
BRL	36,811	USD	35,191	7/2/2025	HUB	1,620	-	1,620
BRL	36,811	USD	35,223	7/2/2025	HUB	1,588	-	1,588
BRL	36,811	USD	35,224	7/2/2025	HUB	1,587	-	1,587
BRL	36,811	USD	35,226	7/2/2025	HUB	1,585	-	1,585
BRL	36,811	USD	35,227	7/2/2025	HUB	1,584	-	1,584
BRL	36,811	USD	35,247	7/2/2025	HUB	1,564	-	1,564
BRL	36,811	USD	35,248	7/2/2025	HUB	1,563	-	1,563
BRL	36,811	USD	35,259	7/2/2025	HUB	1,552	-	1,552
BRL	36,811	USD	35,264	7/2/2025	HUB	1,547	-	1,547
BRL	36,811	USD	35,267	7/2/2025	HUB	1,544	-	1,544
BRL	36,811	USD	35,274	7/2/2025	HUB	1,537	-	1,537
BRL	36,811	USD	35,278	7/2/2025	HUB	1,533	-	1,533
BRL	36,811	USD	35,297	7/2/2025	HUB	1,514	-	1,514
BRL	36,811	USD	35,308	7/2/2025	HUB	1,503	-	1,503
BRL	36,811	USD	35,310	7/2/2025	HUB	1,501	-	1,501
BRL	36,811	USD	35,328	7/2/2025	HUB	1,483	-	1,483
BRL	36,811	USD	35,348	7/2/2025	HUB	1,463	-	1,463
BRL	36,811	USD	35,387	7/2/2025	HUB	1,424	-	1,424
NZD	121,910	USD	121,196	7/2/2025	HUB	714	-	714
NZD	121,910	USD	121,252	7/2/2025	HUB	658	-	658
NZD	121,910	USD	121,338	7/2/2025	HUB	572	-	572
NZD	121,910	USD	121,420	7/2/2025	HUB	490	-	490
AUD	131,630	USD	130,612	7/2/2025	HUB	1,018	-	1,018
AUD	131,630	USD	130,630	7/2/2025	HUB	1,000	-	1,000
AUD	131,630	USD	130,656	7/2/2025	HUB	974	-	974
EUR	235,590	PLN	238,051	7/2/2025	HUB	-	(2,461)	(2,461)
AUD	131,630	JPY	130,737	7/2/2025	HUB	893	-	893
AUD	131,630	JPY	130,804	7/2/2025	HUB	826	-	826
AUD	131,630	JPY	130,887	7/2/2025	HUB	743	-	743
AUD	131,630	JPY	130,891	7/2/2025	HUB	739	-	739
USD	200,012	BRL	202,463	7/2/2025	HUB	-	(2,451)	(2,451)
USD	200,130	BRL	202,463	7/2/2025	HUB	-	(2,333)	(2,333)
USD	200,193	BRL	202,462	7/2/2025	HUB	-	(2,269)	(2,269)
USD	200,233	BRL	202,462	7/2/2025	HUB	-	(2,229)	(2,229)
USD	200,253	BRL	202,463	7/2/2025	HUB	-	(2,210)	(2,210)
USD	209,931	BRL	220,868	7/2/2025	HUB	-	(10,937)	(10,937)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	218,047	BRL	220,869	7/2/2025	HUB	$-	$(2,822)	$(2,822)
USD	218,087	BRL	220,868	7/2/2025	HUB	-	(2,781)	(2,781)
USD	218,154	BRL	220,868	7/2/2025	HUB	-	(2,714)	(2,714)
USD	218,240	BRL	220,869	7/2/2025	HUB	-	(2,629)	(2,629)
USD	218,247	BRL	220,869	7/2/2025	HUB	-	(2,622)	(2,622)
USD	218,364	BRL	220,868	7/2/2025	HUB	-	(2,504)	(2,504)
USD	218,488	BRL	220,868	7/2/2025	HUB	-	(2,380)	(2,380)
USD	221,315	PLN	221,954	7/2/2025	HUB	-	(639)	(639)
USD	227,404	BRL	239,274	7/2/2025	HUB	-	(11,870)	(11,870)
USD	236,250	BRL	239,274	7/2/2025	HUB	-	(3,024)	(3,024)
USD	236,327	BRL	239,274	7/2/2025	HUB	-	(2,947)	(2,947)
USD	236,373	BRL	239,274	7/2/2025	HUB	-	(2,901)	(2,901)
USD	236,379	BRL	239,274	7/2/2025	HUB	-	(2,895)	(2,895)
USD	236,392	BRL	239,274	7/2/2025	HUB	-	(2,882)	(2,882)
USD	254,436	BRL	257,679	7/2/2025	HUB	-	(3,243)	(3,243)
USD	254,623	BRL	257,679	7/2/2025	HUB	-	(3,056)	(3,056)
USD	254,676	BRL	257,680	7/2/2025	HUB	-	(3,004)	(3,004)
USD	254,848	BRL	257,680	7/2/2025	HUB	-	(2,832)	(2,832)
USD	272,654	BRL	276,086	7/2/2025	HUB	-	(3,432)	(3,432)
USD	272,717	BRL	276,085	7/2/2025	HUB	-	(3,368)	(3,368)
USD	272,797	BRL	276,086	7/2/2025	HUB	-	(3,289)	(3,289)
USD	272,907	BRL	276,086	7/2/2025	HUB	-	(3,179)	(3,179)
USD	273,026	BRL	276,085	7/2/2025	HUB	-	(3,059)	(3,059)
USD	273,043	BRL	276,085	7/2/2025	HUB	-	(3,042)	(3,042)
USD	290,803	BRL	294,492	7/2/2025	HUB	-	(3,689)	(3,689)
USD	291,102	BRL	294,491	7/2/2025	HUB	-	(3,389)	(3,389)
BRL	55,217	USD	52,362	7/2/2025	HUB	2,855	-	2,855
BRL	55,217	USD	52,488	7/2/2025	HUB	2,729	-	2,729
BRL	55,217	USD	52,549	7/2/2025	HUB	2,668	-	2,668
BRL	55,217	USD	52,564	7/2/2025	HUB	2,653	-	2,653
BRL	55,217	USD	52,567	7/2/2025	HUB	2,650	-	2,650
BRL	55,217	USD	52,581	7/2/2025	HUB	2,636	-	2,636
BRL	55,217	USD	52,582	7/2/2025	HUB	2,635	-	2,635
BRL	55,217	USD	52,584	7/2/2025	HUB	2,633	-	2,633
BRL	18,406	USD	17,531	7/2/2025	HUB	875	-	875
BRL	18,406	USD	17,530	7/2/2025	HUB	876	-	876
BRL	18,406	USD	17,530	7/2/2025	HUB	876	-	876
BRL	55,217	USD	52,593	7/2/2025	HUB	2,624	-	2,624
BRL	55,217	USD	52,605	7/2/2025	HUB	2,612	-	2,612
BRL	55,217	USD	52,619	7/2/2025	HUB	2,598	-	2,598
BRL	55,217	USD	52,627	7/2/2025	HUB	2,590	-	2,590
BRL	55,217	USD	52,630	7/2/2025	HUB	2,587	-	2,587
BRL	55,217	USD	52,647	7/2/2025	HUB	2,570	-	2,570
BRL	18,406	USD	17,552	7/2/2025	HUB	854	-	854
BRL	18,406	USD	17,553	7/2/2025	HUB	853	-	853
BRL	18,406	USD	17,553	7/2/2025	HUB	853	-	853
BRL	55,217	USD	52,682	7/2/2025	HUB	2,535	-	2,535
BRL	55,217	USD	52,691	7/2/2025	HUB	2,526	-	2,526
BRL	55,217	USD	52,692	7/2/2025	HUB	2,525	-	2,525
BRL	55,217	USD	52,695	7/2/2025	HUB	2,522	-	2,522
BRL	55,217	USD	52,706	7/2/2025	HUB	2,511	-	2,511
BRL	55,217	USD	52,717	7/2/2025	HUB	2,500	-	2,500
BRL	55,217	USD	52,732	7/2/2025	HUB	2,485	-	2,485
BRL	55,217	USD	52,738	7/2/2025	HUB	2,479	-	2,479
BRL	55,217	USD	52,767	7/2/2025	HUB	2,450	-	2,450
BRL	55,217	USD	52,775	7/2/2025	HUB	2,442	-	2,442
BRL	55,217	USD	52,781	7/2/2025	HUB	2,436	-	2,436
BRL	55,217	USD	52,802	7/2/2025	HUB	2,415	-	2,415
BRL	55,217	USD	52,821	7/2/2025	HUB	2,396	-	2,396

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	55,217	USD	52,832	7/2/2025	HUB	$2,385	$-	$2,385
BRL	55,217	USD	52,845	7/2/2025	HUB	2,372	-	2,372
BRL	55,217	USD	52,858	7/2/2025	HUB	2,359	-	2,359
BRL	55,217	USD	52,861	7/2/2025	HUB	2,356	-	2,356
BRL	55,217	USD	52,864	7/2/2025	HUB	2,353	-	2,353
BRL	55,217	USD	52,867	7/2/2025	HUB	2,350	-	2,350
BRL	55,217	USD	52,868	7/2/2025	HUB	2,349	-	2,349
BRL	55,217	USD	52,894	7/2/2025	HUB	2,323	-	2,323
BRL	55,217	USD	52,906	7/2/2025	HUB	2,311	-	2,311
BRL	55,217	USD	52,916	7/2/2025	HUB	2,301	-	2,301
BRL	55,217	USD	52,963	7/2/2025	HUB	2,254	-	2,254
BRL	55,217	USD	52,970	7/2/2025	HUB	2,247	-	2,247
BRL	55,217	USD	52,992	7/2/2025	HUB	2,225	-	2,225
NZD	182,865	USD	181,914	7/2/2025	HUB	951	-	951
NZD	182,865	USD	182,004	7/2/2025	HUB	861	-	861
NZD	182,865	USD	182,007	7/2/2025	HUB	858	-	858
NZD	182,865	USD	182,046	7/2/2025	HUB	819	-	819
NZD	182,865	USD	182,067	7/2/2025	HUB	798	-	798
NZD	182,865	USD	182,079	7/2/2025	HUB	786	-	786
NZD	182,865	USD	182,082	7/2/2025	HUB	783	-	783
NZD	182,865	USD	182,400	7/2/2025	HUB	465	-	465
AUD	197,445	USD	196,059	7/2/2025	HUB	1,386	-	1,386
AUD	197,445	USD	196,701	7/2/2025	HUB	744	-	744
AUD	197,445	USD	196,950	7/2/2025	HUB	495	-	495
AUD	197,445	USD	197,238	7/2/2025	HUB	207	-	207
EUR	353,385	USD	351,432	7/2/2025	HUB	1,953	-	1,953
EUR	353,385	USD	352,644	7/2/2025	HUB	741	-	741
EUR	353,385	USD	352,836	7/2/2025	HUB	549	-	549
EUR	353,385	PLN	355,844	7/2/2025	HUB	-	(2,459)	(2,459)
EUR	353,385	PLN	355,884	7/2/2025	HUB	-	(2,499)	(2,499)
AUD	197,445	JPY	196,335	7/2/2025	HUB	1,110	-	1,110
AUD	197,445	JPY	196,595	7/2/2025	HUB	850	-	850
AUD	197,445	JPY	196,741	7/2/2025	HUB	704	-	704
AUD	197,445	JPY	196,849	7/2/2025	HUB	596	-	596
AUD	197,445	JPY	197,041	7/2/2025	HUB	404	-	404
AUD	197,445	JPY	197,470	7/2/2025	HUB	-	(25)	(25)
USD	309,022	BRL	312,897	7/2/2025	HUB	-	(3,875)	(3,875)
USD	309,255	BRL	312,897	7/2/2025	HUB	-	(3,642)	(3,642)
USD	309,303	BRL	312,897	7/2/2025	HUB	-	(3,594)	(3,594)
USD	309,345	BRL	312,897	7/2/2025	HUB	-	(3,552)	(3,552)
USD	327,350	BRL	331,302	7/2/2025	HUB	-	(3,952)	(3,952)
USD	327,463	BRL	331,302	7/2/2025	HUB	-	(3,839)	(3,839)
USD	327,672	BRL	331,303	7/2/2025	HUB	-	(3,631)	(3,631)
USD	345,399	BRL	349,708	7/2/2025	HUB	-	(4,309)	(4,309)
USD	345,442	BRL	349,708	7/2/2025	HUB	-	(4,266)	(4,266)
USD	345,714	BRL	349,709	7/2/2025	HUB	-	(3,995)	(3,995)
USD	363,339	BRL	368,114	7/2/2025	HUB	-	(4,775)	(4,775)
USD	363,472	BRL	368,114	7/2/2025	HUB	-	(4,642)	(4,642)
USD	363,514	BRL	368,114	7/2/2025	HUB	-	(4,600)	(4,600)
USD	363,638	BRL	368,113	7/2/2025	HUB	-	(4,475)	(4,475)
USD	363,887	BRL	368,114	7/2/2025	HUB	-	(4,227)	(4,227)
USD	363,899	BRL	368,114	7/2/2025	HUB	-	(4,215)	(4,215)
USD	363,923	BRL	368,114	7/2/2025	HUB	-	(4,191)	(4,191)
USD	363,941	BRL	368,114	7/2/2025	HUB	-	(4,173)	(4,173)
USD	364,108	BRL	368,114	7/2/2025	HUB	-	(4,006)	(4,006)
USD	381,485	BRL	386,519	7/2/2025	HUB	-	(5,034)	(5,034)
USD	381,664	BRL	386,520	7/2/2025	HUB	-	(4,856)	(4,856)
USD	381,853	BRL	386,520	7/2/2025	HUB	-	(4,667)	(4,667)
USD	382,253	BRL	386,520	7/2/2025	HUB	-	(4,267)	(4,267)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	73,623	USD	69,899	7/2/2025	HUB	$3,724	$-	$3,724
BRL	73,623	USD	69,921	7/2/2025	HUB	3,702	-	3,702
BRL	73,623	USD	69,941	7/2/2025	HUB	3,682	-	3,682
BRL	73,623	USD	70,022	7/2/2025	HUB	3,601	-	3,601
BRL	73,623	USD	70,034	7/2/2025	HUB	3,589	-	3,589
BRL	73,623	USD	70,066	7/2/2025	HUB	3,557	-	3,557
BRL	36,811	USD	35,038	7/2/2025	HUB	1,773	-	1,773
BRL	36,811	USD	35,038	7/2/2025	HUB	1,773	-	1,773
BRL	36,811	USD	35,038	7/2/2025	HUB	1,773	-	1,773
BRL	36,811	USD	35,039	7/2/2025	HUB	1,772	-	1,772
BRL	36,811	USD	35,042	7/2/2025	HUB	1,769	-	1,769
BRL	36,811	USD	35,042	7/2/2025	HUB	1,769	-	1,769
BRL	18,406	USD	17,534	7/2/2025	HUB	872	-	872
BRL	18,406	USD	17,534	7/2/2025	HUB	872	-	872
BRL	18,406	USD	17,533	7/2/2025	HUB	873	-	873
BRL	18,406	USD	17,533	7/2/2025	HUB	873	-	873
BRL	36,811	USD	35,080	7/2/2025	HUB	1,731	-	1,731
BRL	36,811	USD	35,081	7/2/2025	HUB	1,730	-	1,730
BRL	36,811	USD	35,081	7/2/2025	HUB	1,730	-	1,730
BRL	36,811	USD	35,082	7/2/2025	HUB	1,729	-	1,729
BRL	36,811	USD	35,085	7/2/2025	HUB	1,726	-	1,726
BRL	36,811	USD	35,086	7/2/2025	HUB	1,725	-	1,725
BRL	36,811	USD	35,089	7/2/2025	HUB	1,722	-	1,722
BRL	36,811	USD	35,089	7/2/2025	HUB	1,722	-	1,722
BRL	36,811	USD	35,092	7/2/2025	HUB	1,719	-	1,719
BRL	36,811	USD	35,092	7/2/2025	HUB	1,719	-	1,719
BRL	73,623	USD	70,192	7/2/2025	HUB	3,431	-	3,431
BRL	36,811	USD	35,104	7/2/2025	HUB	1,707	-	1,707
BRL	36,811	USD	35,104	7/2/2025	HUB	1,707	-	1,707
BRL	36,811	USD	35,105	7/2/2025	HUB	1,706	-	1,706
BRL	36,811	USD	35,106	7/2/2025	HUB	1,705	-	1,705
BRL	73,623	USD	70,225	7/2/2025	HUB	3,398	-	3,398
BRL	36,811	USD	35,121	7/2/2025	HUB	1,690	-	1,690
BRL	36,811	USD	35,122	7/2/2025	HUB	1,689	-	1,689
BRL	73,623	USD	70,272	7/2/2025	HUB	3,351	-	3,351
BRL	73,623	USD	70,361	7/2/2025	HUB	3,262	-	3,262
BRL	73,623	USD	70,366	7/2/2025	HUB	3,257	-	3,257
BRL	73,623	USD	70,373	7/2/2025	HUB	3,250	-	3,250
BRL	73,623	USD	70,384	7/2/2025	HUB	3,239	-	3,239
BRL	73,623	USD	70,422	7/2/2025	HUB	3,201	-	3,201
BRL	73,623	USD	70,425	7/2/2025	HUB	3,198	-	3,198
BRL	73,623	USD	70,481	7/2/2025	HUB	3,142	-	3,142
BRL	73,623	USD	70,502	7/2/2025	HUB	3,121	-	3,121
BRL	73,623	USD	70,516	7/2/2025	HUB	3,107	-	3,107
BRL	73,623	USD	70,518	7/2/2025	HUB	3,105	-	3,105
BRL	73,623	USD	70,533	7/2/2025	HUB	3,090	-	3,090
BRL	73,623	USD	70,581	7/2/2025	HUB	3,042	-	3,042
BRL	73,623	USD	70,607	7/2/2025	HUB	3,016	-	3,016
NZD	243,820	USD	242,394	7/2/2025	HUB	1,426	-	1,426
NZD	243,820	USD	242,404	7/2/2025	HUB	1,416	-	1,416
NZD	121,910	USD	121,208	7/2/2025	HUB	702	-	702
NZD	121,910	USD	121,208	7/2/2025	HUB	702	-	702
NZD	243,820	USD	242,508	7/2/2025	HUB	1,312	-	1,312
NZD	243,820	USD	242,622	7/2/2025	HUB	1,198	-	1,198
NZD	243,820	USD	242,628	7/2/2025	HUB	1,192	-	1,192
NZD	243,820	USD	242,700	7/2/2025	HUB	1,120	-	1,120
NZD	243,820	USD	242,856	7/2/2025	HUB	964	-	964
NZD	243,820	USD	242,932	7/2/2025	HUB	888	-	888
AUD	263,260	USD	261,132	7/2/2025	HUB	2,128	-	2,128

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	263,260	USD	261,756	7/2/2025	HUB	$1,504	$-	$1,504
AUD	263,260	USD	261,884	7/2/2025	HUB	1,376	-	1,376
EUR	471,180	USD	468,636	7/2/2025	HUB	2,544	-	2,544
EUR	471,180	USD	468,984	7/2/2025	HUB	2,196	-	2,196
EUR	471,180	USD	469,172	7/2/2025	HUB	2,008	-	2,008
AUD	263,260	JPY	263,316	7/2/2025	HUB	-	(56)	(56)
PLN	117,630	EUR	117,795	7/2/2025	HUB	-	(165)	(165)
PLN	117,652	EUR	117,795	7/2/2025	HUB	-	(143)	(143)
PLN	117,671	EUR	117,795	7/2/2025	HUB	-	(124)	(124)
PLN	117,680	EUR	117,795	7/2/2025	HUB	-	(115)	(115)
PLN	117,684	EUR	117,795	7/2/2025	HUB	-	(111)	(111)
BRL	92,028	USD	86,940	7/2/2025	HUB	5,088	-	5,088
BRL	92,028	USD	87,439	7/2/2025	HUB	4,589	-	4,589
BRL	92,028	USD	87,467	7/2/2025	HUB	4,561	-	4,561
BRL	92,028	USD	87,481	7/2/2025	HUB	4,547	-	4,547
BRL	92,028	USD	87,486	7/2/2025	HUB	4,542	-	4,542
BRL	92,028	USD	87,504	7/2/2025	HUB	4,524	-	4,524
BRL	92,028	USD	87,532	7/2/2025	HUB	4,496	-	4,496
BRL	92,028	USD	87,573	7/2/2025	HUB	4,455	-	4,455
BRL	92,028	USD	87,762	7/2/2025	HUB	4,266	-	4,266
BRL	92,028	USD	87,794	7/2/2025	HUB	4,234	-	4,234
BRL	92,028	USD	87,933	7/2/2025	HUB	4,095	-	4,095
BRL	92,028	USD	87,956	7/2/2025	HUB	4,072	-	4,072
BRL	92,028	USD	88,050	7/2/2025	HUB	3,978	-	3,978
BRL	92,028	USD	88,135	7/2/2025	HUB	3,893	-	3,893
BRL	92,028	USD	88,137	7/2/2025	HUB	3,891	-	3,891
BRL	92,028	USD	88,170	7/2/2025	HUB	3,858	-	3,858
BRL	92,028	USD	88,255	7/2/2025	HUB	3,773	-	3,773
BRL	92,028	USD	88,265	7/2/2025	HUB	3,763	-	3,763
BRL	92,028	USD	88,407	7/2/2025	HUB	3,621	-	3,621
NZD	304,775	USD	303,085	7/2/2025	HUB	1,690	-	1,690
NZD	304,775	USD	303,090	7/2/2025	HUB	1,685	-	1,685
NZD	304,775	USD	303,180	7/2/2025	HUB	1,595	-	1,595
NZD	304,775	USD	303,475	7/2/2025	HUB	1,300	-	1,300
NZD	304,775	USD	304,115	7/2/2025	HUB	660	-	660
NZD	304,775	USD	304,130	7/2/2025	HUB	645	-	645
NZD	304,775	USD	304,185	7/2/2025	HUB	590	-	590
NZD	304,775	USD	304,455	7/2/2025	HUB	320	-	320
EUR	588,975	USD	587,545	7/2/2025	HUB	1,430	-	1,430
EUR	588,975	PLN	592,109	7/2/2025	HUB	-	(3,134)	(3,134)
EUR	588,975	PLN	595,985	7/2/2025	HUB	-	(7,010)	(7,010)
BRL	110,434	USD	104,418	7/2/2025	HUB	6,016	-	6,016
BRL	110,434	USD	104,790	7/2/2025	HUB	5,644	-	5,644
BRL	55,217	USD	52,559	7/2/2025	HUB	2,658	-	2,658
BRL	55,217	USD	52,559	7/2/2025	HUB	2,658	-	2,658
BRL	110,434	USD	105,138	7/2/2025	HUB	5,296	-	5,296
BRL	110,434	USD	105,252	7/2/2025	HUB	5,182	-	5,182
BRL	36,811	USD	35,095	7/2/2025	HUB	1,716	-	1,716
BRL	36,811	USD	35,096	7/2/2025	HUB	1,715	-	1,715
BRL	36,811	USD	35,096	7/2/2025	HUB	1,715	-	1,715
BRL	36,811	USD	35,098	7/2/2025	HUB	1,713	-	1,713
BRL	36,811	USD	35,099	7/2/2025	HUB	1,712	-	1,712
BRL	36,811	USD	35,098	7/2/2025	HUB	1,713	-	1,713
BRL	110,434	USD	105,450	7/2/2025	HUB	4,984	-	4,984
BRL	110,434	USD	105,509	7/2/2025	HUB	4,925	-	4,925
BRL	110,434	USD	105,758	7/2/2025	HUB	4,676	-	4,676
BRL	110,434	USD	105,766	7/2/2025	HUB	4,668	-	4,668
BRL	110,434	USD	105,815	7/2/2025	HUB	4,619	-	4,619
BRL	110,434	USD	105,882	7/2/2025	HUB	4,552	-	4,552

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	110,434	USD	106,263	7/2/2025	HUB	$4,171	$-	$4,171
NZD	365,730	USD	364,242	7/2/2025	HUB	1,488	-	1,488
EUR	706,770	PLN	708,072	7/2/2025	HUB	-	(1,302)	(1,302)
EUR	706,770	PLN	708,669	7/2/2025	HUB	-	(1,899)	(1,899)
EUR	706,770	PLN	710,067	7/2/2025	HUB	-	(3,297)	(3,297)
EUR	706,770	PLN	713,331	7/2/2025	HUB	-	(6,561)	(6,561)
USD	618,868	BRL	625,794	7/2/2025	HUB	-	(6,926)	(6,926)
USD	655,141	BRL	662,605	7/2/2025	HUB	-	(7,464)	(7,464)
BRL	128,840	USD	122,001	7/2/2025	HUB	6,839	-	6,839
BRL	128,840	USD	122,366	7/2/2025	HUB	6,474	-	6,474
BRL	128,840	USD	122,388	7/2/2025	HUB	6,452	-	6,452
BRL	128,840	USD	122,455	7/2/2025	HUB	6,385	-	6,385
BRL	128,840	USD	122,528	7/2/2025	HUB	6,312	-	6,312
BRL	128,840	USD	122,614	7/2/2025	HUB	6,226	-	6,226
BRL	128,840	USD	123,316	7/2/2025	HUB	5,524	-	5,524
BRL	128,840	USD	123,422	7/2/2025	HUB	5,418	-	5,418
BRL	128,840	USD	123,508	7/2/2025	HUB	5,332	-	5,332
BRL	128,840	USD	123,641	7/2/2025	HUB	5,199	-	5,199
EUR	824,565	PLN	831,276	7/2/2025	HUB	-	(6,711)	(6,711)
BRL	147,246	USD	139,861	7/2/2025	HUB	7,385	-	7,385
BRL	147,246	USD	139,883	7/2/2025	HUB	7,363	-	7,363
BRL	147,246	USD	140,152	7/2/2025	HUB	7,094	-	7,094
BRL	147,246	USD	140,498	7/2/2025	HUB	6,748	-	6,748
BRL	147,246	USD	140,521	7/2/2025	HUB	6,725	-	6,725
BRL	147,246	USD	140,570	7/2/2025	HUB	6,676	-	6,676
PLN	235,280	EUR	235,590	7/2/2025	HUB	-	(310)	(310)
PLN	235,308	EUR	235,590	7/2/2025	HUB	-	(282)	(282)
PLN	235,335	EUR	235,590	7/2/2025	HUB	-	(255)	(255)
PLN	238,051	EUR	235,590	7/2/2025	HUB	2,461	-	2,461
BRL	165,651	USD	157,928	7/2/2025	HUB	7,723	-	7,723
BRL	184,057	USD	176,156	7/2/2025	HUB	7,901	-	7,901
EUR	1,177,951	PLN	1,187,481	7/2/2025	HUB	-	(9,530)	(9,530)
EUR	1,177,951	PLN	1,190,613	7/2/2025	HUB	-	(12,662)	(12,662)
USD	1,008,345	BRL	1,067,531	7/2/2025	HUB	-	(59,186)	(59,186)
USD	1,058,991	BRL	1,122,748	7/2/2025	HUB	-	(63,757)	(63,757)
BRL	202,463	USD	192,166	7/2/2025	HUB	10,297	-	10,297
BRL	202,463	USD	192,969	7/2/2025	HUB	9,494	-	9,494
BRL	202,463	USD	193,836	7/2/2025	HUB	8,627	-	8,627
EUR	1,295,746	PLN	1,301,254	7/2/2025	HUB	-	(5,508)	(5,508)
EUR	1,295,746	PLN	1,310,019	7/2/2025	HUB	-	(14,273)	(14,273)
EUR	1,295,746	PLN	1,311,571	7/2/2025	HUB	-	(15,825)	(15,825)
EUR	1,295,746	PLN	1,312,142	7/2/2025	HUB	-	(16,396)	(16,396)
USD	1,144,030	BRL	1,214,776	7/2/2025	HUB	-	(70,746)	(70,746)
PLN	352,915	EUR	353,385	7/2/2025	HUB	-	(470)	(470)
PLN	352,932	EUR	353,385	7/2/2025	HUB	-	(453)	(453)
PLN	352,973	EUR	353,385	7/2/2025	HUB	-	(412)	(412)
PLN	355,844	EUR	353,385	7/2/2025	HUB	2,459	-	2,459
PLN	355,884	EUR	353,385	7/2/2025	HUB	2,499	-	2,499
USD	1,344,519	BRL	1,361,300	7/2/2025	HUB	-	(16,781)	(16,781)
USD	1,549,570	BRL	1,568,454	7/2/2025	HUB	-	(18,884)	(18,884)
USD	1,578,940	BRL	1,598,048	7/2/2025	HUB	-	(19,108)	(19,108)
EUR	1,884,721	PLN	1,887,770	7/2/2025	HUB	-	(3,049)	(3,049)
EUR	1,884,721	PLN	1,890,119	7/2/2025	HUB	-	(5,398)	(5,398)
EUR	1,884,721	PLN	1,905,929	7/2/2025	HUB	-	(21,208)	(21,208)
EUR	2,120,311	PLN	2,129,444	7/2/2025	HUB	-	(9,133)	(9,133)
EUR	2,120,311	PLN	2,131,385	7/2/2025	HUB	-	(11,074)	(11,074)
EUR	2,120,311	PLN	2,143,332	7/2/2025	HUB	-	(23,021)	(23,021)
EUR	2,238,106	PLN	2,246,997	7/2/2025	HUB	-	(8,891)	(8,891)
EUR	2,355,901	PLN	2,374,208	7/2/2025	HUB	-	(18,307)	(18,307)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	2,473,696	PLN	2,475,924	7/2/2025	HUB	$-	$(2,228)	$(2,228)
EUR	2,473,696	PLN	2,479,340	7/2/2025	HUB	-	(5,644)	(5,644)
PLN	592,110	EUR	588,976	7/2/2025	HUB	3,134	-	3,134
PLN	595,985	EUR	588,975	7/2/2025	HUB	7,010	-	7,010
EUR	2,944,877	PLN	2,950,537	7/2/2025	HUB	-	(5,660)	(5,660)
PLN	708,073	EUR	706,771	7/2/2025	HUB	1,302	-	1,302
PLN	708,670	EUR	706,771	7/2/2025	HUB	1,899	-	1,899
PLN	710,067	EUR	706,770	7/2/2025	HUB	3,297	-	3,297
PLN	713,331	EUR	706,770	7/2/2025	HUB	6,561	-	6,561
PLN	831,277	EUR	824,566	7/2/2025	HUB	6,711	-	6,711
BRL	681,011	USD	644,874	7/2/2025	HUB	36,137	-	36,137
BRL	717,822	USD	679,206	7/2/2025	HUB	38,616	-	38,616
EUR	4,711,803	PLN	4,729,301	7/2/2025	HUB	-	(17,498)	(17,498)
PLN	1,187,481	EUR	1,177,951	7/2/2025	HUB	9,530	-	9,530
PLN	1,190,613	EUR	1,177,951	7/2/2025	HUB	12,662	-	12,662
BRL	809,851	USD	766,339	7/2/2025	HUB	43,512	-	43,512
PLN	1,301,254	EUR	1,295,745	7/2/2025	HUB	5,509	-	5,509
BRL	865,068	USD	819,020	7/2/2025	HUB	46,048	-	46,048
PLN	1,310,019	EUR	1,295,746	7/2/2025	HUB	14,273	-	14,273
PLN	1,311,571	EUR	1,295,746	7/2/2025	HUB	15,825	-	15,825
PLN	1,312,142	EUR	1,295,746	7/2/2025	HUB	16,396	-	16,396
BRL	883,474	USD	836,864	7/2/2025	HUB	46,610	-	46,610
BRL	883,474	USD	836,981	7/2/2025	HUB	46,493	-	46,493
BRL	901,879	USD	855,674	7/2/2025	HUB	46,205	-	46,205
EUR	6,134,368	PLN	6,171,281	7/2/2025	HUB	-	(36,913)	(36,913)
BRL	1,012,313	USD	958,600	7/2/2025	HUB	53,713	-	53,713
BRL	1,067,531	USD	1,011,669	7/2/2025	HUB	55,862	-	55,862
EUR	6,964,726	PLN	7,037,407	7/2/2025	HUB	-	(72,681)	(72,681)
BRL	1,122,748	USD	1,063,063	7/2/2025	HUB	59,685	-	59,685
BRL	1,159,559	USD	1,098,997	7/2/2025	HUB	60,562	-	60,562
EUR	7,774,474	PLN	7,780,100	7/2/2025	HUB	-	(5,626)	(5,626)
PLN	1,887,770	EUR	1,884,721	7/2/2025	HUB	3,049	-	3,049
PLN	1,890,119	EUR	1,884,721	7/2/2025	HUB	5,398	-	5,398
PLN	1,905,929	EUR	1,884,721	7/2/2025	HUB	21,208	-	21,208
BRL	1,269,993	USD	1,202,960	7/2/2025	HUB	67,033	-	67,033
EUR	8,354,425	PLN	8,411,728	7/2/2025	HUB	-	(57,303)	(57,303)
USD	7,206,356	BRL	7,303,381	7/2/2025	HUB	-	(97,025)	(97,025)
USD	7,216,448	BRL	7,303,381	7/2/2025	HUB	-	(86,933)	(86,933)
BRL	1,362,022	USD	1,291,516	7/2/2025	HUB	70,506	-	70,506
BRL	1,398,833	USD	1,324,369	7/2/2025	HUB	74,464	-	74,464
BRL	1,398,833	USD	1,326,915	7/2/2025	HUB	71,918	-	71,918
PLN	2,129,444	EUR	2,120,311	7/2/2025	HUB	9,133	-	9,133
PLN	2,131,385	EUR	2,120,311	7/2/2025	HUB	11,074	-	11,074
PLN	2,143,332	EUR	2,120,311	7/2/2025	HUB	23,021	-	23,021
PLN	2,246,997	EUR	2,238,106	7/2/2025	HUB	8,891	-	8,891
BRL	1,509,267	USD	1,428,779	7/2/2025	HUB	80,488	-	80,488
BRL	1,509,267	USD	1,431,499	7/2/2025	HUB	77,768	-	77,768
BRL	1,527,673	USD	1,446,399	7/2/2025	HUB	81,274	-	81,274
BRL	1,546,079	USD	1,466,366	7/2/2025	HUB	79,713	-	79,713
PLN	2,374,208	EUR	2,355,901	7/2/2025	HUB	18,307	-	18,307
BRL	1,582,890	USD	1,498,890	7/2/2025	HUB	84,000	-	84,000
PLN	2,475,924	EUR	2,473,696	7/2/2025	HUB	2,228	-	2,228
PLN	2,479,340	EUR	2,473,696	7/2/2025	HUB	5,644	-	5,644
EUR	11,646,894	PLN	11,777,502	7/2/2025	HUB	-	(130,608)	(130,608)
PLN	2,950,537	EUR	2,944,877	7/2/2025	HUB	5,660	-	5,660
USD	12,525,606	BRL	12,773,554	7/2/2025	HUB	-	(247,948)	(247,948)
USD	12,626,097	BRL	12,780,917	7/2/2025	HUB	-	(154,820)	(154,820)
EUR	15,077,768	PLN	15,135,361	7/2/2025	HUB	-	(57,593)	(57,593)
PLN	4,586,048	EUR	4,594,008	7/2/2025	HUB	-	(7,960)	(7,960)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PLN	4,729,301	EUR	4,711,803	7/2/2025	HUB	$17,498	$-	$17,498
PLN	6,123,671	EUR	6,125,344	7/2/2025	HUB	-	(1,673)	(1,673)
PLN	6,171,281	EUR	6,134,368	7/2/2025	HUB	36,913	-	36,913
PLN	7,037,407	EUR	6,964,726	7/2/2025	HUB	72,681	-	72,681
PLN	7,372,251	EUR	7,369,554	7/2/2025	HUB	2,697	-	2,697
PLN	7,780,100	EUR	7,774,474	7/2/2025	HUB	5,626	-	5,626
PLN	8,411,728	EUR	8,354,425	7/2/2025	HUB	57,303	-	57,303
PLN	9,480,518	EUR	9,475,141	7/2/2025	HUB	5,377	-	5,377
PLN	11,777,502	EUR	11,646,894	7/2/2025	HUB	130,608	-	130,608
PLN	15,135,361	EUR	15,077,768	7/2/2025	HUB	57,593	-	57,593
PLN	40,366,319	EUR	40,050,322	7/2/2025	HUB	315,997	-	315,997
BRL	30,019,694	USD	28,524,857	7/2/2025	HUB	1,494,837	-	1,494,837
USD	1,534,752	CNY	1,537,320	7/7/2025	HUB	-	(2,568)	(2,568)
USD	3,570,037	CNY	3,563,788	7/7/2025	HUB	6,249	-	6,249
USD	3,755,791	CNY	3,773,422	7/7/2025	HUB	-	(17,631)	(17,631)
USD	4,530,178	CNY	4,542,082	7/7/2025	HUB	-	(11,904)	(11,904)
USD	4,530,334	CNY	4,542,081	7/7/2025	HUB	-	(11,747)	(11,747)
USD	7,740,104	CNY	7,756,478	7/7/2025	HUB	-	(16,374)	(16,374)
USD	7,863,174	CNY	7,896,235	7/7/2025	HUB	-	(33,061)	(33,061)
CNY	1,537,320	USD	1,534,752	7/7/2025	HUB	2,568	-	2,568
USD	13,155,323	CNY	13,206,976	7/7/2025	HUB	-	(51,653)	(51,653)
USD	15,297,601	CNY	15,303,322	7/7/2025	HUB	-	(5,721)	(5,721)
USD	16,364,476	CNY	16,421,372	7/7/2025	HUB	-	(56,896)	(56,896)
CNY	3,563,787	USD	3,570,036	7/7/2025	HUB	-	(6,249)	(6,249)
CNY	3,773,422	USD	3,755,791	7/7/2025	HUB	17,631	-	17,631
CNY	4,542,082	USD	4,530,178	7/7/2025	HUB	11,904	-	11,904
CNY	4,542,082	USD	4,530,335	7/7/2025	HUB	11,747	-	11,747
USD	32,933,375	CNY	33,052,380	7/7/2025	HUB	-	(119,005)	(119,005)
USD	38,636,141	CNY	38,852,268	7/7/2025	HUB	-	(216,127)	(216,127)
USD	45,341,565	CNY	45,211,184	7/7/2025	HUB	130,381	-	130,381
CNY	7,756,478	USD	7,740,104	7/7/2025	HUB	16,374	-	16,374
CNY	7,896,235	USD	7,863,174	7/7/2025	HUB	33,061	-	33,061
USD	90,553,108	CNY	90,492,245	7/7/2025	HUB	60,863	-	60,863
CNY	13,206,977	USD	13,155,324	7/7/2025	HUB	51,653	-	51,653
CNY	16,421,373	USD	16,364,477	7/7/2025	HUB	56,896	-	56,896
CNY	33,052,381	USD	32,933,376	7/7/2025	HUB	119,005	-	119,005
CNY	38,852,270	USD	38,636,143	7/7/2025	HUB	216,127	-	216,127
CNY	90,492,248	USD	90,553,111	7/7/2025	HUB	-	(60,863)	(60,863)
USD	128,669	AUD	131,657	7/15/2025	HUB	-	(2,988)	(2,988)
AUD	131,657	USD	128,669	7/15/2025	HUB	2,988	-	2,988
USD	388,520	AUD	394,971	7/15/2025	HUB	-	(6,451)	(6,451)
AUD	394,971	USD	388,520	7/15/2025	HUB	6,451	-	6,451
USD	707,251	AUD	724,115	7/15/2025	HUB	-	(16,864)	(16,864)
USD	773,551	AUD	789,943	7/15/2025	HUB	-	(16,392)	(16,392)
USD	775,970	AUD	789,943	7/15/2025	HUB	-	(13,973)	(13,973)
USD	976,309	AUD	987,429	7/15/2025	HUB	-	(11,120)	(11,120)
USD	1,036,738	AUD	1,053,258	7/15/2025	HUB	-	(16,520)	(16,520)
AUD	724,114	USD	707,250	7/15/2025	HUB	16,864	-	16,864
AUD	789,943	USD	773,551	7/15/2025	HUB	16,392	-	16,392
AUD	789,943	USD	775,970	7/15/2025	HUB	13,973	-	13,973
USD	1,228,139	AUD	1,250,743	7/15/2025	HUB	-	(22,604)	(22,604)
USD	1,351,172	AUD	1,382,401	7/15/2025	HUB	-	(31,229)	(31,229)
AUD	987,429	USD	976,309	7/15/2025	HUB	11,120	-	11,120
AUD	1,053,257	USD	1,036,737	7/15/2025	HUB	16,520	-	16,520
USD	1,745,892	AUD	1,777,371	7/15/2025	HUB	-	(31,479)	(31,479)
AUD	1,250,743	USD	1,228,139	7/15/2025	HUB	22,604	-	22,604
USD	2,024,578	AUD	2,040,686	7/15/2025	HUB	-	(16,108)	(16,108)
AUD	1,382,400	USD	1,351,171	7/15/2025	HUB	31,229	-	31,229
USD	2,190,321	AUD	2,238,172	7/15/2025	HUB	-	(47,851)	(47,851)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,397,255	AUD	2,435,657	7/15/2025	HUB	$-	$(38,402)	$(38,402)
USD	2,530,433	AUD	2,567,315	7/15/2025	HUB	-	(36,882)	(36,882)
USD	2,683,277	AUD	2,698,971	7/15/2025	HUB	-	(15,694)	(15,694)
AUD	1,777,372	USD	1,745,893	7/15/2025	HUB	31,479	-	31,479
USD	2,905,065	AUD	2,962,286	7/15/2025	HUB	-	(57,221)	(57,221)
AUD	2,040,686	USD	2,024,578	7/15/2025	HUB	16,108	-	16,108
USD	3,367,575	AUD	3,423,086	7/15/2025	HUB	-	(55,511)	(55,511)
AUD	2,238,172	USD	2,190,321	7/15/2025	HUB	47,851	-	47,851
USD	3,509,646	AUD	3,554,743	7/15/2025	HUB	-	(45,097)	(45,097)
AUD	2,435,657	USD	2,397,255	7/15/2025	HUB	38,402	-	38,402
AUD	2,567,315	USD	2,530,433	7/15/2025	HUB	36,882	-	36,882
USD	3,905,160	AUD	3,949,714	7/15/2025	HUB	-	(44,554)	(44,554)
AUD	2,698,972	USD	2,683,278	7/15/2025	HUB	15,694	-	15,694
USD	4,165,114	AUD	4,213,029	7/15/2025	HUB	-	(47,915)	(47,915)
USD	4,239,639	AUD	4,344,685	7/15/2025	HUB	-	(105,046)	(105,046)
AUD	2,962,286	USD	2,905,065	7/15/2025	HUB	57,221	-	57,221
USD	4,555,005	AUD	4,608,000	7/15/2025	HUB	-	(52,995)	(52,995)
USD	5,135,111	AUD	5,200,458	7/15/2025	HUB	-	(65,347)	(65,347)
USD	5,148,398	AUD	5,200,457	7/15/2025	HUB	-	(52,059)	(52,059)
AUD	3,423,086	USD	3,367,575	7/15/2025	HUB	55,511	-	55,511
AUD	3,554,743	USD	3,509,646	7/15/2025	HUB	45,097	-	45,097
AUD	3,949,715	USD	3,905,161	7/15/2025	HUB	44,554	-	44,554
AUD	4,213,029	USD	4,165,114	7/15/2025	HUB	47,915	-	47,915
AUD	4,344,686	USD	4,239,640	7/15/2025	HUB	105,046	-	105,046
AUD	4,608,001	USD	4,555,006	7/15/2025	HUB	52,995	-	52,995
USD	7,541,598	AUD	7,738,802	7/15/2025	HUB	-	(197,204)	(197,204)
AUD	5,200,458	USD	5,135,111	7/15/2025	HUB	65,347	-	65,347
AUD	5,200,458	USD	5,148,399	7/15/2025	HUB	52,059	-	52,059
USD	8,993,572	AUD	9,084,343	7/15/2025	HUB	-	(90,771)	(90,771)
AUD	7,303,609	USD	7,246,805	7/15/2025	HUB	56,804	-	56,804
USD	11,119,160	AUD	11,256,685	7/15/2025	HUB	-	(137,525)	(137,525)
AUD	7,738,803	USD	7,541,599	7/15/2025	HUB	197,204	-	197,204
USD	12,528,622	AUD	12,855,933	7/15/2025	HUB	-	(327,311)	(327,311)
AUD	9,084,344	USD	8,993,573	7/15/2025	HUB	90,771	-	90,771
AUD	11,256,687	USD	11,119,162	7/15/2025	HUB	137,525	-	137,525
AUD	12,708,280	USD	12,616,567	7/15/2025	HUB	91,713	-	91,713
AUD	12,855,935	USD	12,528,624	7/15/2025	HUB	327,311	-	327,311
USD	21,715,026	AUD	22,279,027	7/15/2025	HUB	-	(564,001)	(564,001)
USD	23,800,670	AUD	24,426,272	7/15/2025	HUB	-	(625,602)	(625,602)
USD	27,591,762	AUD	28,283,052	7/15/2025	HUB	-	(691,290)	(691,290)
AUD	22,279,030	USD	21,715,029	7/15/2025	HUB	564,001	-	564,001
AUD	24,426,276	USD	23,800,674	7/15/2025	HUB	625,602	-	625,602
AUD	28,283,056	USD	27,591,766	7/15/2025	HUB	691,290	-	691,290
AUD	60,101,495	USD	58,944,335	7/15/2025	HUB	1,157,160	-	1,157,160
GBP	68,637	AUD	68,614	7/16/2025	HUB	23	-	23
USD	69,172	JPY	69,551	7/16/2025	HUB	-	(379)	(379)
GBP	137,273	AUD	137,923	7/16/2025	HUB	-	(650)	(650)
GBP	205,910	AUD	204,058	7/16/2025	HUB	1,852	-	1,852
GBP	274,547	AUD	272,255	7/16/2025	HUB	2,292	-	2,292
USD	207,678	JPY	208,651	7/16/2025	HUB	-	(973)	(973)
USD	208,208	JPY	208,652	7/16/2025	HUB	-	(444)	(444)
GBP	343,184	AUD	344,569	7/16/2025	HUB	-	(1,385)	(1,385)
GBP	411,820	AUD	412,989	7/16/2025	HUB	-	(1,169)	(1,169)
GBP	480,457	AUD	480,293	7/16/2025	HUB	164	-	164
GBP	480,457	AUD	481,728	7/16/2025	HUB	-	(1,271)	(1,271)
AUD	274,019	GBP	274,547	7/16/2025	HUB	-	(528)	(528)
GBP	755,004	AUD	757,805	7/16/2025	HUB	-	(2,801)	(2,801)
GBP	823,641	AUD	824,564	7/16/2025	HUB	-	(923)	(923)
GBP	892,277	AUD	892,544	7/16/2025	HUB	-	(267)	(267)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	960,914	AUD	955,738	7/16/2025	HUB	$5,176	$-	$5,176
USD	837,457	JPY	834,605	7/16/2025	HUB	2,852	-	2,852
GBP	1,166,824	AUD	1,164,862	7/16/2025	HUB	1,962	-	1,962
GBP	1,510,008	AUD	1,517,916	7/16/2025	HUB	-	(7,908)	(7,908)
USD	1,258,301	JPY	1,251,907	7/16/2025	HUB	6,394	-	6,394
GBP	1,853,192	AUD	1,857,233	7/16/2025	HUB	-	(4,041)	(4,041)
GBP	1,921,828	AUD	1,910,676	7/16/2025	HUB	11,152	-	11,152
USD	1,601,879	JPY	1,599,660	7/16/2025	HUB	2,219	-	2,219
GBP	2,265,012	AUD	2,270,673	7/16/2025	HUB	-	(5,661)	(5,661)
AUD	1,087,652	GBP	1,098,188	7/16/2025	HUB	-	(10,536)	(10,536)
GBP	2,333,649	AUD	2,336,724	7/16/2025	HUB	-	(3,075)	(3,075)
GBP	2,676,832	AUD	2,673,261	7/16/2025	HUB	3,571	-	3,571
USD	2,429,640	JPY	2,434,265	7/16/2025	HUB	-	(4,625)	(4,625)
USD	2,898,645	JPY	2,921,119	7/16/2025	HUB	-	(22,474)	(22,474)
USD	3,380,509	JPY	3,338,421	7/16/2025	HUB	42,088	-	42,088
USD	3,503,238	JPY	3,477,522	7/16/2025	HUB	25,716	-	25,716
AUD	2,401,615	GBP	2,402,285	7/16/2025	HUB	-	(670)	(670)
USD	5,064,930	JPY	5,077,182	7/16/2025	HUB	-	(12,252)	(12,252)
USD	5,730,457	JPY	5,772,687	7/16/2025	HUB	-	(42,230)	(42,230)
USD	6,287,233	JPY	6,259,540	7/16/2025	HUB	27,693	-	27,693
USD	8,230,550	JPY	8,218,927	7/16/2025	HUB	11,623	-	11,623
USD	8,932,774	JPY	9,051,932	7/16/2025	HUB	-	(119,158)	(119,158)
USD	9,457,243	JPY	9,667,512	7/16/2025	HUB	-	(210,269)	(210,269)
JPY	69,550	USD	69,171	7/16/2025	HUB	379	-	379
GBP	14,756,896	AUD	14,854,018	7/16/2025	HUB	-	(97,122)	(97,122)
USD	11,175,348	JPY	11,314,914	7/16/2025	HUB	-	(139,566)	(139,566)
USD	11,586,174	JPY	11,684,474	7/16/2025	HUB	-	(98,300)	(98,300)
USD	12,752,971	JPY	12,866,832	7/16/2025	HUB	-	(113,861)	(113,861)
GBP	17,679,878	AUD	17,418,252	7/16/2025	HUB	261,626	-	261,626
USD	14,093,611	JPY	14,396,941	7/16/2025	HUB	-	(303,330)	(303,330)
USD	14,670,517	JPY	14,789,062	7/16/2025	HUB	-	(118,545)	(118,545)
USD	16,388,989	JPY	16,411,121	7/16/2025	HUB	-	(22,132)	(22,132)
USD	17,796,244	JPY	17,954,695	7/16/2025	HUB	-	(158,451)	(158,451)
USD	18,839,363	JPY	18,987,271	7/16/2025	HUB	-	(147,908)	(147,908)
GBP	28,512,637	AUD	28,081,315	7/16/2025	HUB	431,322	-	431,322
USD	22,432,070	JPY	22,629,830	7/16/2025	HUB	-	(197,760)	(197,760)
USD	26,237,764	JPY	26,292,851	7/16/2025	HUB	-	(55,087)	(55,087)
USD	26,375,590	JPY	26,776,921	7/16/2025	HUB	-	(401,331)	(401,331)
AUD	17,644,203	GBP	17,571,003	7/16/2025	HUB	73,200	-	73,200
JPY	208,651	USD	207,678	7/16/2025	HUB	973	-	973
JPY	208,651	USD	208,207	7/16/2025	HUB	444	-	444
USD	71,303,508	JPY	71,207,678	7/16/2025	HUB	95,830	-	95,830
USD	91,119,113	JPY	91,250,181	7/16/2025	HUB	-	(131,068)	(131,068)
JPY	834,605	USD	837,457	7/16/2025	HUB	-	(2,852)	(2,852)
JPY	1,251,908	USD	1,258,301	7/16/2025	HUB	-	(6,393)	(6,393)
JPY	1,599,660	USD	1,601,879	7/16/2025	HUB	-	(2,219)	(2,219)
JPY	2,921,119	USD	2,898,645	7/16/2025	HUB	22,474	-	22,474
JPY	3,338,421	USD	3,380,509	7/16/2025	HUB	-	(42,088)	(42,088)
JPY	3,477,522	USD	3,503,238	7/16/2025	HUB	-	(25,716)	(25,716)
JPY	5,077,182	USD	5,064,930	7/16/2025	HUB	12,252	-	12,252
JPY	5,772,687	USD	5,730,457	7/16/2025	HUB	42,230	-	42,230
JPY	6,259,540	USD	6,287,233	7/16/2025	HUB	-	(27,693)	(27,693)
JPY	8,218,927	USD	8,230,550	7/16/2025	HUB	-	(11,623)	(11,623)
JPY	9,051,932	USD	8,932,774	7/16/2025	HUB	119,158	-	119,158
JPY	9,667,512	USD	9,457,243	7/16/2025	HUB	210,269	-	210,269
JPY	11,314,915	USD	11,175,349	7/16/2025	HUB	139,566	-	139,566
JPY	11,684,474	USD	11,586,174	7/16/2025	HUB	98,300	-	98,300
JPY	12,866,832	USD	12,752,971	7/16/2025	HUB	113,861	-	113,861
JPY	14,396,942	USD	14,093,612	7/16/2025	HUB	303,330	-	303,330

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	14,789,062	USD	14,670,517	7/16/2025	HUB	$118,545	$-	$118,545
JPY	17,954,694	USD	17,796,243	7/16/2025	HUB	158,451	-	158,451
JPY	18,987,271	USD	18,839,363	7/16/2025	HUB	147,908	-	147,908
JPY	22,629,830	USD	22,432,070	7/16/2025	HUB	197,760	-	197,760
JPY	26,776,920	USD	26,375,589	7/16/2025	HUB	401,331	-	401,331
JPY	71,207,679	USD	71,303,509	7/16/2025	HUB	-	(95,830)	(95,830)
USD	43	PLN	44	7/17/2025	HUB	-	(1)	(1)
PLN	50	USD	48	7/17/2025	HUB	2	-	2
GBP	282	USD	279	7/17/2025	HUB	3	-	3
GBP	317	USD	313	7/17/2025	HUB	4	-	4
USD	280	GBP	284	7/17/2025	HUB	-	(4)	(4)
USD	314	JPY	313	7/17/2025	HUB	1	-	1
USD	387	JPY	386	7/17/2025	HUB	1	-	1
AUD	292	USD	288	7/17/2025	HUB	4	-	4
GBP	609	USD	598	7/17/2025	HUB	11	-	11
USD	447	AUD	453	7/17/2025	HUB	-	(6)	(6)
USD	464	PLN	481	7/17/2025	HUB	-	(17)	(17)
GBP	722	USD	723	7/17/2025	HUB	-	(1)	(1)
USD	696	CAD	697	7/17/2025	HUB	-	(1)	(1)
USD	753	PLN	781	7/17/2025	HUB	-	(28)	(28)
PLN	222	USD	221	7/17/2025	HUB	1	-	1
PLN	236	USD	228	7/17/2025	HUB	8	-	8
USD	897	AUD	905	7/17/2025	HUB	-	(8)	(8)
USD	1,221	JPY	1,251	7/17/2025	HUB	-	(30)	(30)
USD	1,429	GBP	1,442	7/17/2025	HUB	-	(13)	(13)
AUD	950	USD	940	7/17/2025	HUB	10	-	10
USD	1,455	GBP	1,472	7/17/2025	HUB	-	(17)	(17)
USD	1,458	AUD	1,482	7/17/2025	HUB	-	(24)	(24)
USD	1,545	GBP	1,572	7/17/2025	HUB	-	(27)	(27)
GBP	2,164	USD	2,141	7/17/2025	HUB	23	-	23
USD	1,576	JPY	1,580	7/17/2025	HUB	-	(4)	(4)
GBP	2,175	USD	2,170	7/17/2025	HUB	5	-	5
USD	1,803	PLN	1,850	7/17/2025	HUB	-	(47)	(47)
USD	2,490	JPY	2,482	7/17/2025	HUB	8	-	8
PLN	788	USD	772	7/17/2025	HUB	16	-	16
USD	3,421	CAD	3,406	7/17/2025	HUB	15	-	15
USD	4,018	AUD	4,036	7/17/2025	HUB	-	(18)	(18)
CAD	3,055	USD	3,067	7/17/2025	HUB	-	(12)	(12)
PLN	1,250	USD	1,230	7/17/2025	HUB	20	-	20
USD	4,956	JPY	4,938	7/17/2025	HUB	18	-	18
CAD	3,884	USD	3,859	7/17/2025	HUB	25	-	25
USD	5,519	AUD	5,588	7/17/2025	HUB	-	(69)	(69)
USD	5,738	GBP	5,794	7/17/2025	HUB	-	(56)	(56)
GBP	8,529	USD	8,337	7/17/2025	HUB	192	-	192
USD	7,210	JPY	7,270	7/17/2025	HUB	-	(60)	(60)
CAD	5,946	USD	5,929	7/17/2025	HUB	17	-	17
USD	8,200	JPY	8,218	7/17/2025	HUB	-	(18)	(18)
USD	8,474	JPY	8,489	7/17/2025	HUB	-	(15)	(15)
PLN	2,484	USD	2,474	7/17/2025	HUB	10	-	10
CAD	6,592	USD	6,557	7/17/2025	HUB	35	-	35
USD	9,131	JPY	9,098	7/17/2025	HUB	33	-	33
USD	10,227	AUD	10,335	7/17/2025	HUB	-	(108)	(108)
USD	10,593	JPY	10,562	7/17/2025	HUB	31	-	31
PLN	2,961	USD	2,867	7/17/2025	HUB	94	-	94
USD	12,986	JPY	13,090	7/17/2025	HUB	-	(104)	(104)
USD	14,711	JPY	14,834	7/17/2025	HUB	-	(123)	(123)
USD	16,296	AUD	16,397	7/17/2025	HUB	-	(101)	(101)
USD	21,647	JPY	21,582	7/17/2025	HUB	65	-	65
CAD	17,235	USD	17,112	7/17/2025	HUB	123	-	123

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	34,550	CAD	34,945	7/17/2025	HUB	$-	$(395)	$(395)
GBP	49,355	USD	48,182	7/17/2025	HUB	1,173	-	1,173
JPY	260	USD	257	7/17/2025	HUB	3	-	3
AUD	27,588	USD	27,427	7/17/2025	HUB	161	-	161
JPY	361	USD	357	7/17/2025	HUB	4	-	4
PLN	16,015	USD	15,934	7/17/2025	HUB	81	-	81
JPY	905	USD	902	7/17/2025	HUB	3	-	3
JPY	932	USD	922	7/17/2025	HUB	10	-	10
USD	137,009	AUD	140,851	7/17/2025	HUB	-	(3,842)	(3,842)
JPY	981	USD	983	7/17/2025	HUB	-	(2)	(2)
JPY	1,075	USD	1,066	7/17/2025	HUB	9	-	9
USD	155,643	JPY	159,403	7/17/2025	HUB	-	(3,760)	(3,760)
CAD	121,190	USD	120,582	7/17/2025	HUB	608	-	608
USD	205,492	JPY	210,594	7/17/2025	HUB	-	(5,102)	(5,102)
JPY	1,814	USD	1,799	7/17/2025	HUB	15	-	15
JPY	2,199	USD	2,205	7/17/2025	HUB	-	(6)	(6)
JPY	2,558	USD	2,542	7/17/2025	HUB	16	-	16
JPY	2,579	USD	2,573	7/17/2025	HUB	6	-	6
JPY	3,374	USD	3,363	7/17/2025	HUB	11	-	11
JPY	5,070	USD	5,074	7/17/2025	HUB	-	(4)	(4)
CAD	719,944	USD	714,127	7/17/2025	HUB	5,817	-	5,817
USD	1,123,453	AUD	1,138,731	7/17/2025	HUB	-	(15,278)	(15,278)
JPY	8,198	USD	8,200	7/17/2025	HUB	-	(2)	(2)
JPY	9,837	USD	9,761	7/17/2025	HUB	76	-	76
JPY	19,960	USD	19,967	7/17/2025	HUB	-	(7)	(7)
JPY	21,435	USD	21,446	7/17/2025	HUB	-	(11)	(11)
JPY	31,523	USD	31,546	7/17/2025	HUB	-	(23)	(23)
USD	15,471,922	GBP	15,496,873	7/17/2025	HUB	-	(24,951)	(24,951)
USD	15,859,613	HKD	15,851,740	7/17/2025	HUB	7,873	-	7,873
USD	16,416,204	JPY	16,464,538	7/17/2025	HUB	-	(48,334)	(48,334)
USD	28,270,779	EUR	29,071,103	7/17/2025	HUB	-	(800,324)	(800,324)
AUD	65,838	JPY	64,334	7/22/2025	HUB	1,504	-	1,504
AUD	65,838	JPY	64,417	7/22/2025	HUB	1,421	-	1,421
AUD	197,514	JPY	192,923	7/22/2025	HUB	4,591	-	4,591
AUD	329,189	JPY	320,071	7/22/2025	HUB	9,118	-	9,118
AUD	921,730	JPY	902,588	7/22/2025	HUB	19,142	-	19,142
AUD	921,730	JPY	915,020	7/22/2025	HUB	6,710	-	6,710
AUD	1,053,406	JPY	1,049,440	7/22/2025	HUB	3,966	-	3,966
AUD	1,316,757	JPY	1,303,323	7/22/2025	HUB	13,434	-	13,434
AUD	1,316,757	JPY	1,310,154	7/22/2025	HUB	6,603	-	6,603
AUD	1,437,783	JPY	1,429,639	7/22/2025	HUB	8,144	-	8,144
AUD	1,580,109	JPY	1,570,431	7/22/2025	HUB	9,678	-	9,678
AUD	2,106,811	JPY	2,073,681	7/22/2025	HUB	33,130	-	33,130
AUD	2,436,001	JPY	2,424,901	7/22/2025	HUB	11,100	-	11,100
AUD	2,567,676	JPY	2,552,456	7/22/2025	HUB	15,220	-	15,220
AUD	3,094,379	JPY	3,084,033	7/22/2025	HUB	10,346	-	10,346
AUD	7,450,328	JPY	7,408,105	7/22/2025	HUB	42,223	-	42,223
AUD	10,599,895	JPY	10,327,523	7/22/2025	HUB	272,372	-	272,372
JPY	193,339	AUD	197,513	7/22/2025	HUB	-	(4,174)	(4,174)
JPY	576,962	AUD	592,541	7/22/2025	HUB	-	(15,579)	(15,579)
JPY	645,064	AUD	658,378	7/22/2025	HUB	-	(13,314)	(13,314)
JPY	4,395,075	AUD	4,411,136	7/22/2025	HUB	-	(16,061)	(16,061)
USD	48,877	COP	48,811	7/24/2025	HUB	66	-	66
USD	48,899	COP	48,811	7/24/2025	HUB	88	-	88
USD	48,902	COP	48,811	7/24/2025	HUB	91	-	91
USD	48,911	COP	48,811	7/24/2025	HUB	100	-	100
USD	49,001	COP	48,811	7/24/2025	HUB	190	-	190
USD	49,004	COP	48,811	7/24/2025	HUB	193	-	193
USD	97,792	COP	97,622	7/24/2025	HUB	170	-	170

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	97,822	COP	97,622	7/24/2025	HUB	$200	$-	$200
USD	97,881	COP	97,622	7/24/2025	HUB	259	-	259
USD	97,931	COP	97,622	7/24/2025	HUB	309	-	309
USD	97,938	COP	97,622	7/24/2025	HUB	316	-	316
USD	97,947	COP	97,622	7/24/2025	HUB	325	-	325
USD	97,953	COP	97,622	7/24/2025	HUB	331	-	331
USD	98,043	COP	97,622	7/24/2025	HUB	421	-	421
USD	146,661	COP	146,434	7/24/2025	HUB	227	-	227
USD	146,898	COP	146,433	7/24/2025	HUB	465	-	465
USD	146,938	COP	146,434	7/24/2025	HUB	504	-	504
USD	1,074,641	COP	1,073,843	7/24/2025	HUB	798	-	798
COP	2,586,985	USD	2,400,629	7/24/2025	HUB	186,356	-	186,356
USD	27,301	PLN	27,725	7/31/2025	HUB	-	(424)	(424)
USD	49,625	CLP	53,670	7/31/2025	HUB	-	(4,045)	(4,045)
USD	49,639	CLP	53,671	7/31/2025	HUB	-	(4,032)	(4,032)
USD	49,642	CLP	53,671	7/31/2025	HUB	-	(4,029)	(4,029)
USD	49,659	CLP	53,671	7/31/2025	HUB	-	(4,012)	(4,012)
USD	49,667	CLP	53,671	7/31/2025	HUB	-	(4,004)	(4,004)
USD	49,670	CLP	53,671	7/31/2025	HUB	-	(4,001)	(4,001)
USD	49,671	CLP	53,671	7/31/2025	HUB	-	(4,000)	(4,000)
USD	49,673	CLP	53,671	7/31/2025	HUB	-	(3,998)	(3,998)
USD	49,674	CLP	53,671	7/31/2025	HUB	-	(3,997)	(3,997)
USD	49,677	CLP	53,670	7/31/2025	HUB	-	(3,993)	(3,993)
USD	49,692	CLP	53,671	7/31/2025	HUB	-	(3,979)	(3,979)
USD	49,695	CLP	53,670	7/31/2025	HUB	-	(3,975)	(3,975)
USD	49,699	CLP	53,670	7/31/2025	HUB	-	(3,971)	(3,971)
USD	49,706	CLP	53,671	7/31/2025	HUB	-	(3,965)	(3,965)
USD	49,709	CLP	53,671	7/31/2025	HUB	-	(3,962)	(3,962)
USD	49,717	CLP	53,670	7/31/2025	HUB	-	(3,953)	(3,953)
USD	49,719	CLP	53,671	7/31/2025	HUB	-	(3,952)	(3,952)
USD	49,724	CLP	53,671	7/31/2025	HUB	-	(3,947)	(3,947)
USD	49,727	CLP	53,670	7/31/2025	HUB	-	(3,943)	(3,943)
USD	49,728	CLP	53,671	7/31/2025	HUB	-	(3,943)	(3,943)
USD	49,729	CLP	53,671	7/31/2025	HUB	-	(3,942)	(3,942)
USD	49,730	CLP	53,670	7/31/2025	HUB	-	(3,940)	(3,940)
USD	49,740	CLP	53,670	7/31/2025	HUB	-	(3,930)	(3,930)
USD	49,750	CLP	53,670	7/31/2025	HUB	-	(3,920)	(3,920)
USD	49,757	CLP	53,670	7/31/2025	HUB	-	(3,913)	(3,913)
USD	49,761	CLP	53,671	7/31/2025	HUB	-	(3,910)	(3,910)
USD	49,773	CLP	53,671	7/31/2025	HUB	-	(3,898)	(3,898)
USD	49,795	CLP	53,671	7/31/2025	HUB	-	(3,876)	(3,876)
USD	49,806	CLP	53,670	7/31/2025	HUB	-	(3,864)	(3,864)
USD	49,818	CLP	53,670	7/31/2025	HUB	-	(3,852)	(3,852)
USD	49,822	CLP	53,671	7/31/2025	HUB	-	(3,849)	(3,849)
USD	49,833	CLP	53,670	7/31/2025	HUB	-	(3,837)	(3,837)
USD	49,834	CLP	53,671	7/31/2025	HUB	-	(3,837)	(3,837)
USD	49,841	CLP	53,670	7/31/2025	HUB	-	(3,829)	(3,829)
USD	49,866	CLP	53,670	7/31/2025	HUB	-	(3,804)	(3,804)
USD	49,870	CLP	53,671	7/31/2025	HUB	-	(3,801)	(3,801)
USD	49,877	CLP	53,671	7/31/2025	HUB	-	(3,794)	(3,794)
USD	49,879	CLP	53,671	7/31/2025	HUB	-	(3,792)	(3,792)
USD	49,880	CLP	53,671	7/31/2025	HUB	-	(3,791)	(3,791)
USD	49,886	CLP	53,671	7/31/2025	HUB	-	(3,785)	(3,785)
USD	49,887	CLP	53,670	7/31/2025	HUB	-	(3,783)	(3,783)
USD	49,895	CLP	53,671	7/31/2025	HUB	-	(3,776)	(3,776)
USD	49,898	CLP	53,671	7/31/2025	HUB	-	(3,773)	(3,773)
USD	49,899	CLP	53,671	7/31/2025	HUB	-	(3,772)	(3,772)
USD	49,902	CLP	53,670	7/31/2025	HUB	-	(3,768)	(3,768)
USD	49,903	CLP	53,671	7/31/2025	HUB	-	(3,768)	(3,768)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	49,911	CLP	53,671	7/31/2025	HUB	$-	$(3,760)	$(3,760)
USD	49,918	CLP	53,670	7/31/2025	HUB	-	(3,752)	(3,752)
USD	49,928	CLP	53,671	7/31/2025	HUB	-	(3,743)	(3,743)
USD	49,929	CLP	53,670	7/31/2025	HUB	-	(3,741)	(3,741)
USD	49,930	CLP	53,671	7/31/2025	HUB	-	(3,741)	(3,741)
USD	49,933	CLP	53,671	7/31/2025	HUB	-	(3,738)	(3,738)
USD	49,939	CLP	53,670	7/31/2025	HUB	-	(3,731)	(3,731)
USD	49,946	CLP	53,671	7/31/2025	HUB	-	(3,725)	(3,725)
USD	49,959	CLP	53,671	7/31/2025	HUB	-	(3,712)	(3,712)
USD	49,965	CLP	53,670	7/31/2025	HUB	-	(3,705)	(3,705)
USD	49,966	CLP	53,670	7/31/2025	HUB	-	(3,704)	(3,704)
USD	49,972	CLP	53,671	7/31/2025	HUB	-	(3,699)	(3,699)
USD	49,981	CLP	53,671	7/31/2025	HUB	-	(3,690)	(3,690)
USD	49,987	CLP	53,671	7/31/2025	HUB	-	(3,684)	(3,684)
USD	49,993	CLP	53,671	7/31/2025	HUB	-	(3,678)	(3,678)
USD	49,994	CLP	53,671	7/31/2025	HUB	-	(3,677)	(3,677)
USD	49,999	CLP	53,671	7/31/2025	HUB	-	(3,672)	(3,672)
USD	50,004	CLP	53,671	7/31/2025	HUB	-	(3,667)	(3,667)
USD	50,007	CLP	53,671	7/31/2025	HUB	-	(3,664)	(3,664)
USD	50,013	CLP	53,671	7/31/2025	HUB	-	(3,658)	(3,658)
USD	50,014	CLP	53,671	7/31/2025	HUB	-	(3,657)	(3,657)
USD	50,025	CLP	53,671	7/31/2025	HUB	-	(3,646)	(3,646)
USD	50,029	CLP	53,671	7/31/2025	HUB	-	(3,642)	(3,642)
USD	50,034	CLP	53,671	7/31/2025	HUB	-	(3,637)	(3,637)
USD	50,035	CLP	53,671	7/31/2025	HUB	-	(3,636)	(3,636)
USD	50,063	CLP	53,671	7/31/2025	HUB	-	(3,608)	(3,608)
USD	50,065	CLP	53,670	7/31/2025	HUB	-	(3,605)	(3,605)
USD	50,066	CLP	53,670	7/31/2025	HUB	-	(3,604)	(3,604)
USD	50,075	CLP	53,670	7/31/2025	HUB	-	(3,595)	(3,595)
USD	50,079	CLP	53,670	7/31/2025	HUB	-	(3,591)	(3,591)
USD	50,085	CLP	53,671	7/31/2025	HUB	-	(3,586)	(3,586)
USD	50,089	CLP	53,670	7/31/2025	HUB	-	(3,581)	(3,581)
USD	50,092	CLP	53,670	7/31/2025	HUB	-	(3,578)	(3,578)
USD	50,097	CLP	53,671	7/31/2025	HUB	-	(3,574)	(3,574)
USD	50,101	CLP	53,670	7/31/2025	HUB	-	(3,569)	(3,569)
USD	50,102	CLP	53,670	7/31/2025	HUB	-	(3,568)	(3,568)
USD	50,104	CLP	53,670	7/31/2025	HUB	-	(3,566)	(3,566)
USD	50,105	CLP	53,670	7/31/2025	HUB	-	(3,565)	(3,565)
USD	50,112	CLP	53,670	7/31/2025	HUB	-	(3,558)	(3,558)
USD	50,120	CLP	53,671	7/31/2025	HUB	-	(3,551)	(3,551)
USD	50,121	CLP	53,670	7/31/2025	HUB	-	(3,549)	(3,549)
USD	50,124	CLP	53,670	7/31/2025	HUB	-	(3,546)	(3,546)
USD	50,128	CLP	53,671	7/31/2025	HUB	-	(3,543)	(3,543)
USD	50,134	CLP	53,671	7/31/2025	HUB	-	(3,537)	(3,537)
USD	50,145	CLP	53,671	7/31/2025	HUB	-	(3,526)	(3,526)
USD	50,164	CLP	53,671	7/31/2025	HUB	-	(3,507)	(3,507)
USD	50,178	CLP	53,670	7/31/2025	HUB	-	(3,492)	(3,492)
USD	50,182	CLP	53,671	7/31/2025	HUB	-	(3,489)	(3,489)
USD	50,188	CLP	53,671	7/31/2025	HUB	-	(3,483)	(3,483)
USD	50,192	CLP	53,671	7/31/2025	HUB	-	(3,479)	(3,479)
USD	50,193	CLP	53,671	7/31/2025	HUB	-	(3,478)	(3,478)
USD	50,196	CLP	53,671	7/31/2025	HUB	-	(3,475)	(3,475)
USD	50,221	CLP	53,671	7/31/2025	HUB	-	(3,450)	(3,450)
USD	50,230	CLP	53,671	7/31/2025	HUB	-	(3,441)	(3,441)
USD	50,236	CLP	53,671	7/31/2025	HUB	-	(3,435)	(3,435)
USD	50,237	CLP	53,670	7/31/2025	HUB	-	(3,433)	(3,433)
USD	50,246	CLP	53,671	7/31/2025	HUB	-	(3,425)	(3,425)
USD	50,259	CLP	53,671	7/31/2025	HUB	-	(3,412)	(3,412)
USD	50,260	CLP	53,670	7/31/2025	HUB	-	(3,410)	(3,410)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	50,262	CLP	53,670	7/31/2025	HUB	$-	$(3,408)	$(3,408)
USD	50,264	CLP	53,670	7/31/2025	HUB	-	(3,406)	(3,406)
USD	50,266	CLP	53,670	7/31/2025	HUB	-	(3,404)	(3,404)
USD	50,268	CLP	53,671	7/31/2025	HUB	-	(3,403)	(3,403)
USD	50,285	CLP	53,670	7/31/2025	HUB	-	(3,385)	(3,385)
USD	50,290	CLP	53,670	7/31/2025	HUB	-	(3,380)	(3,380)
USD	50,294	CLP	53,671	7/31/2025	HUB	-	(3,377)	(3,377)
USD	50,375	CLP	53,671	7/31/2025	HUB	-	(3,296)	(3,296)
USD	50,377	CLP	53,671	7/31/2025	HUB	-	(3,294)	(3,294)
USD	50,406	CLP	53,670	7/31/2025	HUB	-	(3,264)	(3,264)
USD	50,454	CLP	53,671	7/31/2025	HUB	-	(3,217)	(3,217)
USD	50,458	CLP	53,671	7/31/2025	HUB	-	(3,213)	(3,213)
USD	50,478	CLP	53,670	7/31/2025	HUB	-	(3,192)	(3,192)
USD	50,497	CLP	53,671	7/31/2025	HUB	-	(3,174)	(3,174)
USD	50,500	CLP	53,671	7/31/2025	HUB	-	(3,171)	(3,171)
USD	50,501	CLP	53,670	7/31/2025	HUB	-	(3,169)	(3,169)
USD	50,513	CLP	53,671	7/31/2025	HUB	-	(3,158)	(3,158)
USD	50,514	CLP	53,670	7/31/2025	HUB	-	(3,156)	(3,156)
USD	50,521	CLP	53,670	7/31/2025	HUB	-	(3,149)	(3,149)
USD	50,529	CLP	53,671	7/31/2025	HUB	-	(3,142)	(3,142)
USD	50,551	CLP	53,671	7/31/2025	HUB	-	(3,120)	(3,120)
USD	50,560	CLP	53,671	7/31/2025	HUB	-	(3,111)	(3,111)
USD	50,580	CLP	53,670	7/31/2025	HUB	-	(3,090)	(3,090)
USD	50,582	CLP	53,670	7/31/2025	HUB	-	(3,088)	(3,088)
USD	50,588	CLP	53,671	7/31/2025	HUB	-	(3,083)	(3,083)
USD	50,590	CLP	53,671	7/31/2025	HUB	-	(3,081)	(3,081)
USD	50,591	CLP	53,670	7/31/2025	HUB	-	(3,079)	(3,079)
USD	50,593	CLP	53,671	7/31/2025	HUB	-	(3,078)	(3,078)
USD	50,598	CLP	53,671	7/31/2025	HUB	-	(3,073)	(3,073)
USD	50,608	CLP	53,671	7/31/2025	HUB	-	(3,063)	(3,063)
USD	50,614	CLP	53,671	7/31/2025	HUB	-	(3,057)	(3,057)
USD	50,617	CLP	53,671	7/31/2025	HUB	-	(3,054)	(3,054)
USD	50,635	CLP	53,671	7/31/2025	HUB	-	(3,036)	(3,036)
USD	50,670	CLP	53,671	7/31/2025	HUB	-	(3,001)	(3,001)
USD	50,967	CLP	53,670	7/31/2025	HUB	-	(2,703)	(2,703)
USD	51,001	CLP	53,671	7/31/2025	HUB	-	(2,670)	(2,670)
USD	51,007	CLP	53,670	7/31/2025	HUB	-	(2,663)	(2,663)
USD	51,008	CLP	53,671	7/31/2025	HUB	-	(2,663)	(2,663)
USD	51,040	CLP	53,671	7/31/2025	HUB	-	(2,631)	(2,631)
USD	51,045	CLP	53,670	7/31/2025	HUB	-	(2,625)	(2,625)
USD	51,072	CLP	53,670	7/31/2025	HUB	-	(2,598)	(2,598)
USD	99,293	CLP	107,341	7/31/2025	HUB	-	(8,048)	(8,048)
USD	99,334	CLP	107,341	7/31/2025	HUB	-	(8,007)	(8,007)
USD	99,347	CLP	107,341	7/31/2025	HUB	-	(7,994)	(7,994)
USD	99,391	CLP	107,341	7/31/2025	HUB	-	(7,950)	(7,950)
USD	99,402	CLP	107,341	7/31/2025	HUB	-	(7,939)	(7,939)
USD	99,423	CLP	107,341	7/31/2025	HUB	-	(7,918)	(7,918)
USD	99,436	CLP	107,341	7/31/2025	HUB	-	(7,905)	(7,905)
USD	99,451	CLP	107,341	7/31/2025	HUB	-	(7,890)	(7,890)
USD	99,452	CLP	107,341	7/31/2025	HUB	-	(7,889)	(7,889)
USD	99,453	CLP	107,341	7/31/2025	HUB	-	(7,888)	(7,888)
USD	49,732	CLP	53,670	7/31/2025	HUB	-	(3,938)	(3,938)
USD	49,732	CLP	53,671	7/31/2025	HUB	-	(3,939)	(3,939)
USD	99,486	CLP	107,341	7/31/2025	HUB	-	(7,855)	(7,855)
USD	99,488	CLP	107,341	7/31/2025	HUB	-	(7,853)	(7,853)
USD	99,505	CLP	107,341	7/31/2025	HUB	-	(7,836)	(7,836)
USD	99,519	CLP	107,341	7/31/2025	HUB	-	(7,822)	(7,822)
USD	99,537	CLP	107,341	7/31/2025	HUB	-	(7,804)	(7,804)
USD	99,577	CLP	107,341	7/31/2025	HUB	-	(7,764)	(7,764)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	99,581	CLP	107,341	7/31/2025	HUB	$-	$(7,760)	$(7,760)
USD	99,592	CLP	107,341	7/31/2025	HUB	-	(7,749)	(7,749)
USD	99,620	CLP	107,341	7/31/2025	HUB	-	(7,721)	(7,721)
USD	99,771	CLP	107,342	7/31/2025	HUB	-	(7,571)	(7,571)
USD	99,772	CLP	107,342	7/31/2025	HUB	-	(7,570)	(7,570)
USD	99,776	CLP	107,341	7/31/2025	HUB	-	(7,565)	(7,565)
USD	99,778	CLP	107,341	7/31/2025	HUB	-	(7,563)	(7,563)
USD	49,891	CLP	53,670	7/31/2025	HUB	-	(3,779)	(3,779)
USD	49,891	CLP	53,670	7/31/2025	HUB	-	(3,779)	(3,779)
USD	99,783	CLP	107,341	7/31/2025	HUB	-	(7,558)	(7,558)
USD	49,893	CLP	53,671	7/31/2025	HUB	-	(3,778)	(3,778)
USD	49,893	CLP	53,671	7/31/2025	HUB	-	(3,778)	(3,778)
USD	99,792	CLP	107,341	7/31/2025	HUB	-	(7,549)	(7,549)
USD	99,800	CLP	107,341	7/31/2025	HUB	-	(7,541)	(7,541)
USD	99,801	CLP	107,341	7/31/2025	HUB	-	(7,540)	(7,540)
USD	99,804	CLP	107,341	7/31/2025	HUB	-	(7,537)	(7,537)
USD	99,818	CLP	107,341	7/31/2025	HUB	-	(7,523)	(7,523)
USD	99,836	CLP	107,341	7/31/2025	HUB	-	(7,505)	(7,505)
USD	99,851	CLP	107,341	7/31/2025	HUB	-	(7,490)	(7,490)
USD	99,872	CLP	107,341	7/31/2025	HUB	-	(7,469)	(7,469)
USD	99,883	CLP	107,341	7/31/2025	HUB	-	(7,458)	(7,458)
USD	99,904	CLP	107,341	7/31/2025	HUB	-	(7,437)	(7,437)
USD	99,914	CLP	107,341	7/31/2025	HUB	-	(7,427)	(7,427)
USD	99,915	CLP	107,341	7/31/2025	HUB	-	(7,426)	(7,426)
USD	49,962	CLP	53,671	7/31/2025	HUB	-	(3,709)	(3,709)
USD	49,962	CLP	53,671	7/31/2025	HUB	-	(3,709)	(3,709)
USD	99,948	CLP	107,341	7/31/2025	HUB	-	(7,393)	(7,393)
USD	99,965	CLP	107,341	7/31/2025	HUB	-	(7,376)	(7,376)
USD	99,971	CLP	107,341	7/31/2025	HUB	-	(7,370)	(7,370)
USD	99,987	CLP	107,341	7/31/2025	HUB	-	(7,354)	(7,354)
PLN	27,725	USD	26,619	7/31/2025	HUB	1,106	-	1,106
USD	100,016	CLP	107,341	7/31/2025	HUB	-	(7,325)	(7,325)
USD	100,023	CLP	107,342	7/31/2025	HUB	-	(7,319)	(7,319)
USD	100,047	CLP	107,341	7/31/2025	HUB	-	(7,294)	(7,294)
USD	50,031	CLP	53,671	7/31/2025	HUB	-	(3,640)	(3,640)
USD	50,031	CLP	53,671	7/31/2025	HUB	-	(3,640)	(3,640)
USD	100,070	CLP	107,341	7/31/2025	HUB	-	(7,271)	(7,271)
USD	100,071	CLP	107,342	7/31/2025	HUB	-	(7,271)	(7,271)
USD	100,073	CLP	107,341	7/31/2025	HUB	-	(7,268)	(7,268)
USD	100,078	CLP	107,341	7/31/2025	HUB	-	(7,263)	(7,263)
USD	100,117	CLP	107,341	7/31/2025	HUB	-	(7,224)	(7,224)
USD	100,144	CLP	107,341	7/31/2025	HUB	-	(7,197)	(7,197)
USD	100,151	CLP	107,341	7/31/2025	HUB	-	(7,190)	(7,190)
USD	100,164	CLP	107,341	7/31/2025	HUB	-	(7,177)	(7,177)
USD	100,190	CLP	107,341	7/31/2025	HUB	-	(7,151)	(7,151)
USD	50,098	CLP	53,671	7/31/2025	HUB	-	(3,573)	(3,573)
USD	50,098	CLP	53,671	7/31/2025	HUB	-	(3,573)	(3,573)
USD	100,208	CLP	107,341	7/31/2025	HUB	-	(7,133)	(7,133)
USD	100,226	CLP	107,342	7/31/2025	HUB	-	(7,116)	(7,116)
USD	100,229	CLP	107,342	7/31/2025	HUB	-	(7,113)	(7,113)
USD	100,232	CLP	107,341	7/31/2025	HUB	-	(7,109)	(7,109)
USD	100,254	CLP	107,341	7/31/2025	HUB	-	(7,087)	(7,087)
USD	100,262	CLP	107,341	7/31/2025	HUB	-	(7,079)	(7,079)
USD	100,282	CLP	107,341	7/31/2025	HUB	-	(7,059)	(7,059)
USD	100,309	CLP	107,341	7/31/2025	HUB	-	(7,032)	(7,032)
USD	50,159	CLP	53,671	7/31/2025	HUB	-	(3,512)	(3,512)
USD	50,159	CLP	53,671	7/31/2025	HUB	-	(3,512)	(3,512)
USD	100,364	CLP	107,341	7/31/2025	HUB	-	(6,977)	(6,977)
USD	100,378	CLP	107,341	7/31/2025	HUB	-	(6,963)	(6,963)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	50,189	CLP	53,671	7/31/2025	HUB	$-	$(3,482)	$(3,482)
USD	50,189	CLP	53,671	7/31/2025	HUB	-	(3,482)	(3,482)
USD	100,393	CLP	107,341	7/31/2025	HUB	-	(6,948)	(6,948)
USD	100,447	CLP	107,341	7/31/2025	HUB	-	(6,894)	(6,894)
USD	100,464	CLP	107,341	7/31/2025	HUB	-	(6,877)	(6,877)
USD	100,482	CLP	107,341	7/31/2025	HUB	-	(6,859)	(6,859)
USD	100,486	CLP	107,341	7/31/2025	HUB	-	(6,855)	(6,855)
USD	100,492	CLP	107,341	7/31/2025	HUB	-	(6,849)	(6,849)
USD	100,494	CLP	107,341	7/31/2025	HUB	-	(6,847)	(6,847)
USD	100,507	CLP	107,342	7/31/2025	HUB	-	(6,835)	(6,835)
USD	100,510	CLP	107,342	7/31/2025	HUB	-	(6,832)	(6,832)
USD	100,512	CLP	107,341	7/31/2025	HUB	-	(6,829)	(6,829)
USD	50,271	CLP	53,671	7/31/2025	HUB	-	(3,400)	(3,400)
USD	50,271	CLP	53,670	7/31/2025	HUB	-	(3,399)	(3,399)
USD	100,564	CLP	107,341	7/31/2025	HUB	-	(6,777)	(6,777)
USD	100,772	CLP	107,341	7/31/2025	HUB	-	(6,569)	(6,569)
USD	100,836	CLP	107,341	7/31/2025	HUB	-	(6,505)	(6,505)
USD	100,848	CLP	107,341	7/31/2025	HUB	-	(6,493)	(6,493)
USD	100,876	CLP	107,341	7/31/2025	HUB	-	(6,465)	(6,465)
USD	100,879	CLP	107,341	7/31/2025	HUB	-	(6,462)	(6,462)
USD	100,889	CLP	107,341	7/31/2025	HUB	-	(6,452)	(6,452)
USD	50,451	CLP	53,671	7/31/2025	HUB	-	(3,220)	(3,220)
USD	50,451	CLP	53,670	7/31/2025	HUB	-	(3,219)	(3,219)
USD	100,909	CLP	107,341	7/31/2025	HUB	-	(6,432)	(6,432)
USD	100,911	CLP	107,341	7/31/2025	HUB	-	(6,430)	(6,430)
USD	100,956	CLP	107,341	7/31/2025	HUB	-	(6,385)	(6,385)
USD	101,025	CLP	107,341	7/31/2025	HUB	-	(6,316)	(6,316)
USD	101,033	CLP	107,342	7/31/2025	HUB	-	(6,309)	(6,309)
USD	101,049	CLP	107,341	7/31/2025	HUB	-	(6,292)	(6,292)
USD	50,530	CLP	53,671	7/31/2025	HUB	-	(3,141)	(3,141)
USD	50,530	CLP	53,671	7/31/2025	HUB	-	(3,141)	(3,141)
USD	101,064	CLP	107,341	7/31/2025	HUB	-	(6,277)	(6,277)
USD	101,069	CLP	107,341	7/31/2025	HUB	-	(6,272)	(6,272)
USD	101,080	CLP	107,342	7/31/2025	HUB	-	(6,262)	(6,262)
USD	101,084	CLP	107,341	7/31/2025	HUB	-	(6,257)	(6,257)
USD	50,545	CLP	53,670	7/31/2025	HUB	-	(3,125)	(3,125)
USD	50,545	CLP	53,671	7/31/2025	HUB	-	(3,126)	(3,126)
USD	50,546	CLP	53,670	7/31/2025	HUB	-	(3,124)	(3,124)
USD	50,546	CLP	53,670	7/31/2025	HUB	-	(3,124)	(3,124)
USD	101,104	CLP	107,341	7/31/2025	HUB	-	(6,237)	(6,237)
USD	50,570	CLP	53,670	7/31/2025	HUB	-	(3,100)	(3,100)
USD	50,570	CLP	53,671	7/31/2025	HUB	-	(3,101)	(3,101)
USD	101,140	CLP	107,341	7/31/2025	HUB	-	(6,201)	(6,201)
USD	101,150	CLP	107,341	7/31/2025	HUB	-	(6,191)	(6,191)
USD	101,180	CLP	107,341	7/31/2025	HUB	-	(6,161)	(6,161)
USD	101,207	CLP	107,341	7/31/2025	HUB	-	(6,134)	(6,134)
USD	101,232	CLP	107,341	7/31/2025	HUB	-	(6,109)	(6,109)
USD	101,763	CLP	107,342	7/31/2025	HUB	-	(5,579)	(5,579)
USD	101,885	CLP	107,341	7/31/2025	HUB	-	(5,456)	(5,456)
USD	101,888	CLP	107,341	7/31/2025	HUB	-	(5,453)	(5,453)
USD	101,937	CLP	107,341	7/31/2025	HUB	-	(5,404)	(5,404)
USD	101,954	CLP	107,342	7/31/2025	HUB	-	(5,388)	(5,388)
USD	102,005	CLP	107,341	7/31/2025	HUB	-	(5,336)	(5,336)
USD	102,030	CLP	107,341	7/31/2025	HUB	-	(5,311)	(5,311)
USD	102,034	CLP	107,342	7/31/2025	HUB	-	(5,308)	(5,308)
USD	102,088	CLP	107,341	7/31/2025	HUB	-	(5,253)	(5,253)
USD	102,214	CLP	107,342	7/31/2025	HUB	-	(5,128)	(5,128)
USD	102,216	CLP	107,341	7/31/2025	HUB	-	(5,125)	(5,125)
USD	102,692	CLP	107,342	7/31/2025	HUB	-	(4,650)	(4,650)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	102,847	CLP	107,341	7/31/2025	HUB	$-	$(4,494)	$(4,494)
USD	149,699	CLP	161,012	7/31/2025	HUB	-	(11,313)	(11,313)
USD	149,760	CLP	161,011	7/31/2025	HUB	-	(11,251)	(11,251)
USD	150,325	CLP	161,012	7/31/2025	HUB	-	(10,687)	(10,687)
USD	150,380	CLP	161,011	7/31/2025	HUB	-	(10,631)	(10,631)
USD	150,404	CLP	161,012	7/31/2025	HUB	-	(10,608)	(10,608)
USD	150,436	CLP	161,011	7/31/2025	HUB	-	(10,575)	(10,575)
USD	150,488	CLP	161,012	7/31/2025	HUB	-	(10,524)	(10,524)
USD	150,498	CLP	161,011	7/31/2025	HUB	-	(10,513)	(10,513)
USD	150,527	CLP	161,012	7/31/2025	HUB	-	(10,485)	(10,485)
USD	150,534	CLP	161,011	7/31/2025	HUB	-	(10,477)	(10,477)
USD	150,599	CLP	161,011	7/31/2025	HUB	-	(10,412)	(10,412)
USD	150,646	CLP	161,011	7/31/2025	HUB	-	(10,365)	(10,365)
USD	150,710	CLP	161,012	7/31/2025	HUB	-	(10,302)	(10,302)
USD	150,720	CLP	161,011	7/31/2025	HUB	-	(10,291)	(10,291)
USD	151,128	CLP	161,012	7/31/2025	HUB	-	(9,884)	(9,884)
USD	151,390	CLP	161,012	7/31/2025	HUB	-	(9,622)	(9,622)
USD	151,426	CLP	161,012	7/31/2025	HUB	-	(9,586)	(9,586)
USD	151,589	CLP	161,012	7/31/2025	HUB	-	(9,423)	(9,423)
USD	151,820	CLP	161,011	7/31/2025	HUB	-	(9,191)	(9,191)
USD	152,645	CLP	161,011	7/31/2025	HUB	-	(8,366)	(8,366)
USD	152,876	CLP	161,012	7/31/2025	HUB	-	(8,136)	(8,136)
USD	152,964	CLP	161,011	7/31/2025	HUB	-	(8,047)	(8,047)
USD	152,970	CLP	161,012	7/31/2025	HUB	-	(8,042)	(8,042)
USD	153,044	CLP	161,012	7/31/2025	HUB	-	(7,968)	(7,968)
USD	153,046	CLP	161,012	7/31/2025	HUB	-	(7,966)	(7,966)
USD	153,047	CLP	161,011	7/31/2025	HUB	-	(7,964)	(7,964)
USD	153,066	CLP	161,012	7/31/2025	HUB	-	(7,946)	(7,946)
USD	153,100	CLP	161,011	7/31/2025	HUB	-	(7,911)	(7,911)
USD	153,763	CLP	161,012	7/31/2025	HUB	-	(7,249)	(7,249)
USD	153,810	CLP	161,011	7/31/2025	HUB	-	(7,201)	(7,201)
USD	153,958	CLP	161,012	7/31/2025	HUB	-	(7,054)	(7,054)
USD	99,327	CLP	107,342	7/31/2025	HUB	-	(8,015)	(8,015)
USD	99,327	CLP	107,342	7/31/2025	HUB	-	(8,015)	(8,015)
USD	99,454	CLP	107,341	7/31/2025	HUB	-	(7,887)	(7,887)
USD	99,454	CLP	107,341	7/31/2025	HUB	-	(7,887)	(7,887)
USD	99,931	CLP	107,341	7/31/2025	HUB	-	(7,410)	(7,410)
USD	99,931	CLP	107,341	7/31/2025	HUB	-	(7,410)	(7,410)
USD	99,944	CLP	107,341	7/31/2025	HUB	-	(7,397)	(7,397)
USD	99,944	CLP	107,342	7/31/2025	HUB	-	(7,398)	(7,398)
PLN	55,450	USD	54,368	7/31/2025	HUB	1,082	-	1,082
USD	100,375	CLP	107,341	7/31/2025	HUB	-	(6,966)	(6,966)
USD	100,375	CLP	107,341	7/31/2025	HUB	-	(6,966)	(6,966)
USD	204,034	CLP	214,682	7/31/2025	HUB	-	(10,648)	(10,648)
USD	204,317	CLP	214,682	7/31/2025	HUB	-	(10,365)	(10,365)
USD	204,452	CLP	214,682	7/31/2025	HUB	-	(10,230)	(10,230)
USD	204,842	CLP	214,682	7/31/2025	HUB	-	(9,840)	(9,840)
USD	204,918	CLP	214,682	7/31/2025	HUB	-	(9,764)	(9,764)
USD	205,068	CLP	214,683	7/31/2025	HUB	-	(9,615)	(9,615)
USD	205,378	CLP	214,682	7/31/2025	HUB	-	(9,304)	(9,304)
USD	205,446	CLP	214,683	7/31/2025	HUB	-	(9,237)	(9,237)
USD	205,519	CLP	214,682	7/31/2025	HUB	-	(9,163)	(9,163)
USD	205,549	CLP	214,682	7/31/2025	HUB	-	(9,133)	(9,133)
USD	205,635	CLP	214,682	7/31/2025	HUB	-	(9,047)	(9,047)
USD	253,426	CLP	268,352	7/31/2025	HUB	-	(14,926)	(14,926)
USD	256,376	CLP	268,353	7/31/2025	HUB	-	(11,977)	(11,977)
USD	256,636	CLP	268,353	7/31/2025	HUB	-	(11,717)	(11,717)
USD	308,227	CLP	322,023	7/31/2025	HUB	-	(13,796)	(13,796)
USD	308,315	CLP	322,023	7/31/2025	HUB	-	(13,708)	(13,708)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	345,538	PLN	360,424	7/31/2025	HUB	$-	$(14,886)	$(14,886)
USD	411,213	CLP	429,364	7/31/2025	HUB	-	(18,151)	(18,151)
USD	508,999	CLP	536,705	7/31/2025	HUB	-	(27,706)	(27,706)
PLN	249,524	USD	242,324	7/31/2025	HUB	7,200	-	7,200
USD	1,050,914	CLP	1,127,081	7/31/2025	HUB	-	(76,167)	(76,167)
USD	1,119,247	CLP	1,183,403	7/31/2025	HUB	-	(64,156)	(64,156)
USD	1,159,485	CLP	1,234,423	7/31/2025	HUB	-	(74,938)	(74,938)
USD	1,265,296	CLP	1,339,114	7/31/2025	HUB	-	(73,818)	(73,818)
USD	1,360,215	CLP	1,449,105	7/31/2025	HUB	-	(88,890)	(88,890)
USD	1,383,377	PLN	1,386,247	7/31/2025	HUB	-	(2,870)	(2,870)
USD	1,389,964	CLP	1,502,775	7/31/2025	HUB	-	(112,811)	(112,811)
USD	1,390,365	CLP	1,502,776	7/31/2025	HUB	-	(112,411)	(112,411)
USD	1,405,588	PLN	1,413,972	7/31/2025	HUB	-	(8,384)	(8,384)
USD	1,988,497	CLP	2,093,151	7/31/2025	HUB	-	(104,654)	(104,654)
PLN	665,398	USD	640,596	7/31/2025	HUB	24,802	-	24,802
USD	2,439,085	PLN	2,522,968	7/31/2025	HUB	-	(83,883)	(83,883)
PLN	776,298	USD	739,485	7/31/2025	HUB	36,813	-	36,813
USD	2,991,886	PLN	3,105,191	7/31/2025	HUB	-	(113,305)	(113,305)
PLN	914,922	USD	882,487	7/31/2025	HUB	32,435	-	32,435
PLN	999,116	USD	941,531	7/31/2025	HUB	57,585	-	57,585
PLN	1,108,997	USD	1,064,774	7/31/2025	HUB	44,223	-	44,223
PLN	1,136,722	USD	1,082,731	7/31/2025	HUB	53,991	-	53,991
PLN	1,164,447	USD	1,119,748	7/31/2025	HUB	44,699	-	44,699
PLN	1,192,172	USD	1,148,344	7/31/2025	HUB	43,828	-	43,828
PLN	1,192,172	USD	1,151,975	7/31/2025	HUB	40,197	-	40,197
PLN	1,386,246	USD	1,334,139	7/31/2025	HUB	52,107	-	52,107
PLN	1,413,971	USD	1,354,437	7/31/2025	HUB	59,534	-	59,534
PLN	1,497,146	USD	1,444,933	7/31/2025	HUB	52,213	-	52,213
PLN	1,774,395	USD	1,700,611	7/31/2025	HUB	73,784	-	73,784
PLN	1,802,120	USD	1,719,833	7/31/2025	HUB	82,287	-	82,287
USD	6,558,315	PLN	6,748,566	7/31/2025	HUB	-	(190,251)	(190,251)
PLN	1,857,570	USD	1,812,837	7/31/2025	HUB	44,733	-	44,733
PLN	2,245,719	USD	2,134,503	7/31/2025	HUB	111,216	-	111,216
USD	11,264,045	PLN	11,605,333	7/31/2025	HUB	-	(341,288)	(341,288)
PLN	3,909,214	USD	3,731,629	7/31/2025	HUB	177,585	-	177,585
PLN	4,684,009	USD	4,413,745	7/31/2025	HUB	270,264	-	270,264
PLN	4,861,908	USD	4,584,342	7/31/2025	HUB	277,566	-	277,566
PLN	5,735,594	USD	5,475,593	7/31/2025	HUB	260,001	-	260,001
PLN	7,217,643	USD	7,162,919	7/31/2025	HUB	54,724	-	54,724
PLN	8,197,016	USD	7,726,342	7/31/2025	HUB	470,674	-	470,674
PLN	8,225,140	USD	8,159,778	7/31/2025	HUB	65,362	-	65,362
PLN	10,324,068	USD	9,851,993	7/31/2025	HUB	472,075	-	472,075
PLN	11,471,187	USD	10,960,573	7/31/2025	HUB	510,614	-	510,614
CLP	53,671	USD	53,031	7/31/2025	HUB	640	-	640
CLP	53,671	USD	53,088	7/31/2025	HUB	583	-	583
CLP	53,671	USD	53,115	7/31/2025	HUB	556	-	556
CLP	53,671	USD	53,194	7/31/2025	HUB	477	-	477
CLP	53,671	USD	53,199	7/31/2025	HUB	472	-	472
CLP	53,671	USD	53,215	7/31/2025	HUB	456	-	456
CLP	53,671	USD	53,228	7/31/2025	HUB	443	-	443
CLP	53,671	USD	53,235	7/31/2025	HUB	436	-	436
CLP	53,671	USD	53,245	7/31/2025	HUB	426	-	426
CLP	53,671	USD	53,285	7/31/2025	HUB	386	-	386
CLP	53,671	USD	53,325	7/31/2025	HUB	346	-	346
CLP	53,671	USD	53,335	7/31/2025	HUB	336	-	336
CLP	53,671	USD	53,338	7/31/2025	HUB	333	-	333
CLP	53,671	USD	53,357	7/31/2025	HUB	314	-	314
CLP	53,671	USD	53,389	7/31/2025	HUB	282	-	282
CLP	53,671	USD	53,394	7/31/2025	HUB	277	-	277

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	53,671	USD	53,438	7/31/2025	HUB	$233	$-	$233
CLP	107,341	USD	106,245	7/31/2025	HUB	1,096	-	1,096
CLP	107,341	USD	106,314	7/31/2025	HUB	1,027	-	1,027
CLP	107,341	USD	106,325	7/31/2025	HUB	1,016	-	1,016
CLP	107,341	USD	106,392	7/31/2025	HUB	949	-	949
CLP	107,341	USD	106,398	7/31/2025	HUB	943	-	943
CLP	107,341	USD	106,401	7/31/2025	HUB	940	-	940
CLP	107,341	USD	106,410	7/31/2025	HUB	931	-	931
CLP	107,341	USD	106,411	7/31/2025	HUB	930	-	930
CLP	107,341	USD	106,413	7/31/2025	HUB	928	-	928
CLP	107,341	USD	106,419	7/31/2025	HUB	922	-	922
CLP	107,341	USD	106,435	7/31/2025	HUB	906	-	906
CLP	107,341	USD	106,441	7/31/2025	HUB	900	-	900
CLP	107,341	USD	106,450	7/31/2025	HUB	891	-	891
CLP	107,341	USD	106,465	7/31/2025	HUB	876	-	876
CLP	107,341	USD	106,497	7/31/2025	HUB	844	-	844
CLP	107,341	USD	106,535	7/31/2025	HUB	806	-	806
CLP	107,341	USD	106,540	7/31/2025	HUB	801	-	801
CLP	107,341	USD	106,589	7/31/2025	HUB	752	-	752
CLP	107,341	USD	106,611	7/31/2025	HUB	730	-	730
CLP	107,341	USD	106,651	7/31/2025	HUB	690	-	690
CLP	107,341	USD	106,662	7/31/2025	HUB	679	-	679
CLP	53,671	USD	53,336	7/31/2025	HUB	335	-	335
CLP	53,671	USD	53,335	7/31/2025	HUB	336	-	336
CLP	107,341	USD	106,672	7/31/2025	HUB	669	-	669
CLP	107,341	USD	106,700	7/31/2025	HUB	641	-	641
CLP	107,341	USD	106,742	7/31/2025	HUB	599	-	599
CLP	107,341	USD	106,752	7/31/2025	HUB	589	-	589
CLP	107,341	USD	106,753	7/31/2025	HUB	588	-	588
CLP	107,341	USD	106,757	7/31/2025	HUB	584	-	584
CLP	107,341	USD	106,758	7/31/2025	HUB	583	-	583
CLP	107,341	USD	106,765	7/31/2025	HUB	576	-	576
CLP	107,341	USD	106,802	7/31/2025	HUB	539	-	539
CLP	107,341	USD	106,806	7/31/2025	HUB	535	-	535
CLP	107,341	USD	106,810	7/31/2025	HUB	531	-	531
CLP	107,341	USD	106,814	7/31/2025	HUB	527	-	527
CLP	107,341	USD	106,822	7/31/2025	HUB	519	-	519
CLP	107,341	USD	106,846	7/31/2025	HUB	495	-	495
CLP	107,341	USD	106,860	7/31/2025	HUB	481	-	481
CLP	107,341	USD	106,895	7/31/2025	HUB	446	-	446
CLP	107,341	USD	106,909	7/31/2025	HUB	432	-	432
CLP	107,341	USD	107,089	7/31/2025	HUB	252	-	252
CLP	107,341	USD	107,164	7/31/2025	HUB	177	-	177
CLP	161,012	USD	158,884	7/31/2025	HUB	2,128	-	2,128
CLP	161,012	USD	158,944	7/31/2025	HUB	2,068	-	2,068
CLP	161,012	USD	159,091	7/31/2025	HUB	1,921	-	1,921
CLP	161,012	USD	159,119	7/31/2025	HUB	1,893	-	1,893
CLP	161,012	USD	159,253	7/31/2025	HUB	1,759	-	1,759
CLP	161,012	USD	159,443	7/31/2025	HUB	1,569	-	1,569
CLP	161,012	USD	159,549	7/31/2025	HUB	1,463	-	1,463
CLP	161,012	USD	159,559	7/31/2025	HUB	1,453	-	1,453
CLP	161,012	USD	159,582	7/31/2025	HUB	1,430	-	1,430
CLP	161,012	USD	159,605	7/31/2025	HUB	1,407	-	1,407
CLP	161,012	USD	159,627	7/31/2025	HUB	1,385	-	1,385
CLP	161,012	USD	159,669	7/31/2025	HUB	1,343	-	1,343
CLP	161,012	USD	159,702	7/31/2025	HUB	1,310	-	1,310
CLP	161,012	USD	159,736	7/31/2025	HUB	1,276	-	1,276
CLP	161,012	USD	159,759	7/31/2025	HUB	1,253	-	1,253
CLP	161,012	USD	159,775	7/31/2025	HUB	1,237	-	1,237

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	161,012	USD	159,777	7/31/2025	HUB	$1,235	$-	$1,235
CLP	161,012	USD	159,855	7/31/2025	HUB	1,157	-	1,157
CLP	161,012	USD	159,880	7/31/2025	HUB	1,132	-	1,132
CLP	161,012	USD	159,912	7/31/2025	HUB	1,100	-	1,100
CLP	161,012	USD	159,961	7/31/2025	HUB	1,051	-	1,051
CLP	161,012	USD	159,969	7/31/2025	HUB	1,043	-	1,043
CLP	161,012	USD	160,018	7/31/2025	HUB	994	-	994
CLP	161,012	USD	160,082	7/31/2025	HUB	930	-	930
CLP	161,012	USD	160,102	7/31/2025	HUB	910	-	910
CLP	161,012	USD	160,116	7/31/2025	HUB	896	-	896
CLP	161,012	USD	160,127	7/31/2025	HUB	885	-	885
CLP	161,012	USD	160,156	7/31/2025	HUB	856	-	856
CLP	161,012	USD	160,169	7/31/2025	HUB	843	-	843
CLP	161,012	USD	160,187	7/31/2025	HUB	825	-	825
CLP	161,012	USD	160,209	7/31/2025	HUB	803	-	803
CLP	161,012	USD	160,226	7/31/2025	HUB	786	-	786
CLP	161,012	USD	160,255	7/31/2025	HUB	757	-	757
CLP	161,012	USD	160,289	7/31/2025	HUB	723	-	723
CLP	161,012	USD	160,298	7/31/2025	HUB	714	-	714
CLP	161,012	USD	160,320	7/31/2025	HUB	692	-	692
CLP	161,012	USD	160,327	7/31/2025	HUB	685	-	685
CLP	161,012	USD	160,358	7/31/2025	HUB	654	-	654
CLP	161,012	USD	160,361	7/31/2025	HUB	651	-	651
CLP	161,012	USD	160,370	7/31/2025	HUB	642	-	642
CLP	161,012	USD	160,373	7/31/2025	HUB	639	-	639
CLP	161,012	USD	160,438	7/31/2025	HUB	574	-	574
CLP	161,012	USD	160,538	7/31/2025	HUB	474	-	474
CLP	161,012	USD	160,572	7/31/2025	HUB	440	-	440
CLP	161,012	USD	160,596	7/31/2025	HUB	416	-	416
CLP	161,012	USD	160,672	7/31/2025	HUB	340	-	340
CLP	161,012	USD	160,738	7/31/2025	HUB	274	-	274
CLP	214,682	USD	212,700	7/31/2025	HUB	1,982	-	1,982
CLP	214,682	USD	212,793	7/31/2025	HUB	1,889	-	1,889
CLP	214,682	USD	212,845	7/31/2025	HUB	1,837	-	1,837
CLP	214,682	USD	212,893	7/31/2025	HUB	1,789	-	1,789
CLP	214,682	USD	213,264	7/31/2025	HUB	1,418	-	1,418
CLP	214,682	USD	213,291	7/31/2025	HUB	1,391	-	1,391
CLP	214,682	USD	213,334	7/31/2025	HUB	1,348	-	1,348
CLP	107,341	USD	106,703	7/31/2025	HUB	638	-	638
CLP	107,341	USD	106,703	7/31/2025	HUB	638	-	638
CLP	214,682	USD	213,521	7/31/2025	HUB	1,161	-	1,161
CLP	214,682	USD	213,650	7/31/2025	HUB	1,032	-	1,032
CLP	214,682	USD	213,654	7/31/2025	HUB	1,028	-	1,028
CLP	214,682	USD	213,684	7/31/2025	HUB	998	-	998
CLP	214,682	USD	213,737	7/31/2025	HUB	945	-	945
CLP	214,682	USD	213,740	7/31/2025	HUB	942	-	942
CLP	214,682	USD	213,771	7/31/2025	HUB	911	-	911
CLP	214,682	USD	213,821	7/31/2025	HUB	861	-	861
CLP	214,682	USD	213,853	7/31/2025	HUB	829	-	829
CLP	214,682	USD	213,942	7/31/2025	HUB	740	-	740
CLP	214,682	USD	214,071	7/31/2025	HUB	611	-	611
CLP	214,682	USD	214,167	7/31/2025	HUB	515	-	515
CLP	214,682	USD	214,233	7/31/2025	HUB	449	-	449
CLP	214,682	USD	214,323	7/31/2025	HUB	359	-	359
CLP	268,353	USD	265,548	7/31/2025	HUB	2,805	-	2,805
CLP	268,353	USD	265,760	7/31/2025	HUB	2,593	-	2,593
CLP	268,353	USD	265,845	7/31/2025	HUB	2,508	-	2,508
CLP	268,353	USD	265,901	7/31/2025	HUB	2,452	-	2,452
CLP	268,353	USD	266,747	7/31/2025	HUB	1,606	-	1,606

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	268,353	USD	267,106	7/31/2025	HUB	$1,247	$-	$1,247
CLP	268,353	USD	267,327	7/31/2025	HUB	1,026	-	1,026
CLP	268,353	USD	267,446	7/31/2025	HUB	907	-	907
CLP	268,353	USD	267,592	7/31/2025	HUB	761	-	761
CLP	268,353	USD	267,735	7/31/2025	HUB	618	-	618
CLP	268,353	USD	267,867	7/31/2025	HUB	486	-	486
CLP	161,012	USD	159,626	7/31/2025	HUB	1,386	-	1,386
CLP	161,012	USD	159,626	7/31/2025	HUB	1,386	-	1,386
CLP	322,023	USD	319,777	7/31/2025	HUB	2,246	-	2,246
CLP	322,023	USD	320,255	7/31/2025	HUB	1,768	-	1,768
CLP	322,023	USD	320,401	7/31/2025	HUB	1,622	-	1,622
CLP	322,023	USD	320,969	7/31/2025	HUB	1,054	-	1,054
CLP	322,023	USD	321,354	7/31/2025	HUB	669	-	669
CLP	322,023	USD	321,450	7/31/2025	HUB	573	-	573
CLP	375,694	USD	372,333	7/31/2025	HUB	3,361	-	3,361
CLP	375,694	USD	372,900	7/31/2025	HUB	2,794	-	2,794
CLP	375,694	USD	373,756	7/31/2025	HUB	1,938	-	1,938
CLP	375,694	USD	374,253	7/31/2025	HUB	1,441	-	1,441
CLP	375,694	USD	374,353	7/31/2025	HUB	1,341	-	1,341
CLP	429,364	USD	425,889	7/31/2025	HUB	3,475	-	3,475
CLP	429,364	USD	426,243	7/31/2025	HUB	3,121	-	3,121
CLP	429,364	USD	427,542	7/31/2025	HUB	1,822	-	1,822
CLP	429,364	USD	428,096	7/31/2025	HUB	1,268	-	1,268
CLP	483,035	USD	480,443	7/31/2025	HUB	2,592	-	2,592
CLP	483,035	USD	480,728	7/31/2025	HUB	2,307	-	2,307
CLP	536,705	USD	533,857	7/31/2025	HUB	2,848	-	2,848
CLP	536,705	USD	535,888	7/31/2025	HUB	817	-	817
CLP	536,705	USD	536,166	7/31/2025	HUB	539	-	539
CLP	590,376	USD	584,385	7/31/2025	HUB	5,991	-	5,991
CLP	590,376	USD	588,663	7/31/2025	HUB	1,713	-	1,713
CLP	590,376	USD	589,819	7/31/2025	HUB	557	-	557
CLP	644,047	USD	643,623	7/31/2025	HUB	424	-	424
CLP	697,717	USD	685,654	7/31/2025	HUB	12,063	-	12,063
CLP	697,717	USD	690,395	7/31/2025	HUB	7,322	-	7,322
CLP	697,717	USD	692,809	7/31/2025	HUB	4,908	-	4,908
CLP	697,717	USD	696,520	7/31/2025	HUB	1,197	-	1,197
CLP	858,729	USD	852,433	7/31/2025	HUB	6,296	-	6,296
CLP	912,399	USD	911,041	7/31/2025	HUB	1,358	-	1,358
CLP	1,073,411	USD	1,071,214	7/31/2025	HUB	2,197	-	2,197
CLP	1,180,752	USD	1,162,004	7/31/2025	HUB	18,748	-	18,748
CLP	1,234,423	USD	1,211,956	7/31/2025	HUB	22,467	-	22,467
CLP	1,234,423	USD	1,216,381	7/31/2025	HUB	18,042	-	18,042
CLP	1,234,423	USD	1,218,543	7/31/2025	HUB	15,880	-	15,880
CLP	1,288,093	USD	1,272,575	7/31/2025	HUB	15,518	-	15,518
BRL	18,264	USD	17,704	8/4/2025	HUB	560	-	560
BRL	18,264	USD	17,706	8/4/2025	HUB	558	-	558
BRL	18,264	USD	17,715	8/4/2025	HUB	549	-	549
BRL	18,264	USD	17,725	8/4/2025	HUB	539	-	539
BRL	18,264	USD	17,744	8/4/2025	HUB	520	-	520
BRL	18,264	USD	17,756	8/4/2025	HUB	508	-	508
BRL	18,264	USD	17,766	8/4/2025	HUB	498	-	498
BRL	18,264	USD	17,766	8/4/2025	HUB	498	-	498
BRL	18,264	USD	17,770	8/4/2025	HUB	494	-	494
BRL	18,264	USD	17,774	8/4/2025	HUB	490	-	490
BRL	18,264	USD	17,780	8/4/2025	HUB	484	-	484
BRL	18,264	USD	17,783	8/4/2025	HUB	481	-	481
BRL	18,264	USD	17,790	8/4/2025	HUB	474	-	474
BRL	18,264	USD	17,800	8/4/2025	HUB	464	-	464
BRL	18,264	USD	17,800	8/4/2025	HUB	464	-	464

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	18,264	USD	17,802	8/4/2025	HUB	$462	$-	$462
BRL	18,264	USD	17,805	8/4/2025	HUB	459	-	459
BRL	18,264	USD	17,808	8/4/2025	HUB	456	-	456
BRL	18,264	USD	17,809	8/4/2025	HUB	455	-	455
BRL	18,264	USD	17,823	8/4/2025	HUB	441	-	441
BRL	18,264	USD	17,830	8/4/2025	HUB	434	-	434
BRL	18,264	USD	17,832	8/4/2025	HUB	432	-	432
BRL	18,264	USD	17,835	8/4/2025	HUB	429	-	429
BRL	18,264	USD	17,842	8/4/2025	HUB	422	-	422
BRL	18,264	USD	17,843	8/4/2025	HUB	421	-	421
BRL	18,264	USD	17,847	8/4/2025	HUB	417	-	417
BRL	18,264	USD	17,852	8/4/2025	HUB	412	-	412
BRL	18,264	USD	17,856	8/4/2025	HUB	408	-	408
BRL	18,264	USD	17,858	8/4/2025	HUB	406	-	406
BRL	18,264	USD	17,864	8/4/2025	HUB	400	-	400
BRL	18,264	USD	17,872	8/4/2025	HUB	392	-	392
BRL	18,264	USD	17,879	8/4/2025	HUB	385	-	385
BRL	18,264	USD	17,888	8/4/2025	HUB	376	-	376
BRL	18,264	USD	17,972	8/4/2025	HUB	292	-	292
BRL	18,264	USD	17,979	8/4/2025	HUB	285	-	285
BRL	18,264	USD	17,981	8/4/2025	HUB	283	-	283
BRL	18,264	USD	17,989	8/4/2025	HUB	275	-	275
BRL	18,264	USD	17,992	8/4/2025	HUB	272	-	272
BRL	18,264	USD	17,992	8/4/2025	HUB	272	-	272
BRL	18,264	USD	18,002	8/4/2025	HUB	262	-	262
BRL	18,264	USD	18,002	8/4/2025	HUB	262	-	262
BRL	18,264	USD	18,004	8/4/2025	HUB	260	-	260
BRL	18,264	USD	18,005	8/4/2025	HUB	259	-	259
BRL	18,264	USD	18,006	8/4/2025	HUB	258	-	258
BRL	18,264	USD	18,024	8/4/2025	HUB	240	-	240
BRL	18,264	USD	18,026	8/4/2025	HUB	238	-	238
BRL	18,264	USD	18,029	8/4/2025	HUB	235	-	235
BRL	18,264	USD	18,031	8/4/2025	HUB	233	-	233
BRL	18,264	USD	18,031	8/4/2025	HUB	233	-	233
BRL	18,264	USD	18,033	8/4/2025	HUB	231	-	231
BRL	18,264	USD	18,035	8/4/2025	HUB	229	-	229
BRL	18,264	USD	18,037	8/4/2025	HUB	227	-	227
BRL	18,264	USD	18,038	8/4/2025	HUB	226	-	226
BRL	18,264	USD	18,039	8/4/2025	HUB	225	-	225
BRL	18,264	USD	18,041	8/4/2025	HUB	223	-	223
BRL	18,264	USD	18,043	8/4/2025	HUB	221	-	221
BRL	18,264	USD	18,045	8/4/2025	HUB	219	-	219
BRL	18,264	USD	18,046	8/4/2025	HUB	218	-	218
BRL	18,264	USD	18,047	8/4/2025	HUB	217	-	217
BRL	18,264	USD	18,051	8/4/2025	HUB	213	-	213
BRL	18,264	USD	18,051	8/4/2025	HUB	213	-	213
BRL	18,264	USD	18,054	8/4/2025	HUB	210	-	210
BRL	18,264	USD	18,056	8/4/2025	HUB	208	-	208
BRL	18,264	USD	18,063	8/4/2025	HUB	201	-	201
BRL	18,264	USD	18,065	8/4/2025	HUB	199	-	199
BRL	18,264	USD	18,067	8/4/2025	HUB	197	-	197
BRL	18,264	USD	18,074	8/4/2025	HUB	190	-	190
BRL	18,264	USD	18,076	8/4/2025	HUB	188	-	188
BRL	18,264	USD	18,076	8/4/2025	HUB	188	-	188
BRL	18,264	USD	18,086	8/4/2025	HUB	178	-	178
BRL	36,527	USD	35,211	8/4/2025	HUB	1,316	-	1,316
BRL	36,527	USD	35,212	8/4/2025	HUB	1,315	-	1,315
BRL	36,527	USD	35,262	8/4/2025	HUB	1,265	-	1,265
BRL	36,527	USD	35,279	8/4/2025	HUB	1,248	-	1,248

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	36,527	USD	35,306	8/4/2025	HUB	$1,221	$-	$1,221
BRL	36,527	USD	35,369	8/4/2025	HUB	1,158	-	1,158
BRL	36,527	USD	35,399	8/4/2025	HUB	1,128	-	1,128
BRL	36,527	USD	35,411	8/4/2025	HUB	1,116	-	1,116
BRL	36,527	USD	35,420	8/4/2025	HUB	1,107	-	1,107
BRL	36,527	USD	35,425	8/4/2025	HUB	1,102	-	1,102
BRL	36,527	USD	35,426	8/4/2025	HUB	1,101	-	1,101
BRL	36,527	USD	35,429	8/4/2025	HUB	1,098	-	1,098
BRL	36,527	USD	35,436	8/4/2025	HUB	1,091	-	1,091
BRL	18,264	USD	17,720	8/4/2025	HUB	544	-	544
BRL	18,264	USD	17,720	8/4/2025	HUB	544	-	544
BRL	36,527	USD	35,441	8/4/2025	HUB	1,086	-	1,086
BRL	36,527	USD	35,459	8/4/2025	HUB	1,068	-	1,068
BRL	36,527	USD	35,465	8/4/2025	HUB	1,062	-	1,062
BRL	36,527	USD	35,469	8/4/2025	HUB	1,058	-	1,058
BRL	36,527	USD	35,471	8/4/2025	HUB	1,056	-	1,056
BRL	36,527	USD	35,478	8/4/2025	HUB	1,049	-	1,049
BRL	36,527	USD	35,489	8/4/2025	HUB	1,038	-	1,038
BRL	36,527	USD	35,498	8/4/2025	HUB	1,029	-	1,029
BRL	36,527	USD	35,499	8/4/2025	HUB	1,028	-	1,028
BRL	36,527	USD	35,525	8/4/2025	HUB	1,002	-	1,002
BRL	36,527	USD	35,529	8/4/2025	HUB	998	-	998
BRL	36,527	USD	35,537	8/4/2025	HUB	990	-	990
BRL	36,527	USD	35,541	8/4/2025	HUB	986	-	986
BRL	18,264	USD	17,788	8/4/2025	HUB	476	-	476
BRL	18,264	USD	17,787	8/4/2025	HUB	477	-	477
BRL	36,527	USD	35,581	8/4/2025	HUB	946	-	946
BRL	36,527	USD	35,589	8/4/2025	HUB	938	-	938
BRL	18,264	USD	17,796	8/4/2025	HUB	468	-	468
BRL	18,264	USD	17,796	8/4/2025	HUB	468	-	468
BRL	36,527	USD	35,594	8/4/2025	HUB	933	-	933
BRL	36,527	USD	35,596	8/4/2025	HUB	931	-	931
BRL	36,527	USD	35,597	8/4/2025	HUB	930	-	930
BRL	36,527	USD	35,598	8/4/2025	HUB	929	-	929
BRL	36,527	USD	35,600	8/4/2025	HUB	927	-	927
BRL	36,527	USD	35,606	8/4/2025	HUB	921	-	921
BRL	18,264	USD	17,804	8/4/2025	HUB	460	-	460
BRL	18,264	USD	17,803	8/4/2025	HUB	461	-	461
BRL	36,527	USD	35,610	8/4/2025	HUB	917	-	917
BRL	36,527	USD	35,617	8/4/2025	HUB	910	-	910
BRL	36,527	USD	35,620	8/4/2025	HUB	907	-	907
BRL	18,264	USD	17,811	8/4/2025	HUB	453	-	453
BRL	18,264	USD	17,811	8/4/2025	HUB	453	-	453
BRL	36,527	USD	35,623	8/4/2025	HUB	904	-	904
BRL	18,264	USD	17,812	8/4/2025	HUB	452	-	452
BRL	18,264	USD	17,813	8/4/2025	HUB	451	-	451
BRL	36,527	USD	35,629	8/4/2025	HUB	898	-	898
BRL	36,527	USD	35,630	8/4/2025	HUB	897	-	897
BRL	36,527	USD	35,632	8/4/2025	HUB	895	-	895
BRL	36,527	USD	35,634	8/4/2025	HUB	893	-	893
BRL	36,527	USD	35,635	8/4/2025	HUB	892	-	892
BRL	18,264	USD	17,818	8/4/2025	HUB	446	-	446
BRL	18,264	USD	17,818	8/4/2025	HUB	446	-	446
BRL	36,527	USD	35,637	8/4/2025	HUB	890	-	890
BRL	18,264	USD	17,820	8/4/2025	HUB	444	-	444
BRL	18,264	USD	17,820	8/4/2025	HUB	444	-	444
BRL	36,527	USD	35,639	8/4/2025	HUB	888	-	888
BRL	36,527	USD	35,640	8/4/2025	HUB	887	-	887
BRL	36,527	USD	35,642	8/4/2025	HUB	885	-	885

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	18,264	USD	17,821	8/4/2025	HUB	$443	$-	$443
BRL	18,264	USD	17,821	8/4/2025	HUB	443	-	443
BRL	18,264	USD	17,823	8/4/2025	HUB	441	-	441
BRL	18,264	USD	17,823	8/4/2025	HUB	441	-	441
BRL	18,264	USD	17,824	8/4/2025	HUB	440	-	440
BRL	18,264	USD	17,824	8/4/2025	HUB	440	-	440
BRL	36,527	USD	35,651	8/4/2025	HUB	876	-	876
BRL	36,527	USD	35,655	8/4/2025	HUB	872	-	872
BRL	18,264	USD	17,830	8/4/2025	HUB	434	-	434
BRL	18,264	USD	17,829	8/4/2025	HUB	435	-	435
BRL	36,527	USD	35,659	8/4/2025	HUB	868	-	868
BRL	36,527	USD	35,663	8/4/2025	HUB	864	-	864
BRL	36,527	USD	35,664	8/4/2025	HUB	863	-	863
BRL	18,264	USD	17,833	8/4/2025	HUB	431	-	431
BRL	18,264	USD	17,832	8/4/2025	HUB	432	-	432
BRL	36,527	USD	35,666	8/4/2025	HUB	861	-	861
BRL	36,527	USD	35,674	8/4/2025	HUB	853	-	853
BRL	36,527	USD	35,675	8/4/2025	HUB	852	-	852
BRL	36,527	USD	35,677	8/4/2025	HUB	850	-	850
BRL	18,264	USD	17,839	8/4/2025	HUB	425	-	425
BRL	18,264	USD	17,839	8/4/2025	HUB	425	-	425
BRL	36,527	USD	35,678	8/4/2025	HUB	849	-	849
BRL	36,527	USD	35,684	8/4/2025	HUB	843	-	843
BRL	36,527	USD	35,692	8/4/2025	HUB	835	-	835
BRL	36,527	USD	35,693	8/4/2025	HUB	834	-	834
BRL	18,264	USD	17,850	8/4/2025	HUB	414	-	414
BRL	18,264	USD	17,850	8/4/2025	HUB	414	-	414
BRL	36,527	USD	35,698	8/4/2025	HUB	829	-	829
BRL	36,527	USD	35,700	8/4/2025	HUB	827	-	827
BRL	18,264	USD	17,850	8/4/2025	HUB	414	-	414
BRL	18,264	USD	17,851	8/4/2025	HUB	413	-	413
BRL	36,527	USD	35,701	8/4/2025	HUB	826	-	826
BRL	18,264	USD	17,852	8/4/2025	HUB	412	-	412
BRL	18,264	USD	17,851	8/4/2025	HUB	413	-	413
BRL	36,527	USD	35,707	8/4/2025	HUB	820	-	820
BRL	36,527	USD	35,708	8/4/2025	HUB	819	-	819
BRL	36,527	USD	35,713	8/4/2025	HUB	814	-	814
BRL	36,527	USD	35,714	8/4/2025	HUB	813	-	813
BRL	18,264	USD	17,858	8/4/2025	HUB	406	-	406
BRL	18,264	USD	17,858	8/4/2025	HUB	406	-	406
BRL	36,527	USD	35,719	8/4/2025	HUB	808	-	808
BRL	36,527	USD	35,722	8/4/2025	HUB	805	-	805
BRL	36,527	USD	35,723	8/4/2025	HUB	804	-	804
BRL	36,527	USD	35,725	8/4/2025	HUB	802	-	802
BRL	36,527	USD	35,726	8/4/2025	HUB	801	-	801
BRL	36,527	USD	35,727	8/4/2025	HUB	800	-	800
BRL	36,527	USD	35,732	8/4/2025	HUB	795	-	795
BRL	36,527	USD	35,734	8/4/2025	HUB	793	-	793
BRL	18,264	USD	17,868	8/4/2025	HUB	396	-	396
BRL	18,264	USD	17,867	8/4/2025	HUB	397	-	397
BRL	18,264	USD	17,868	8/4/2025	HUB	396	-	396
BRL	18,264	USD	17,868	8/4/2025	HUB	396	-	396
BRL	36,527	USD	35,736	8/4/2025	HUB	791	-	791
BRL	36,527	USD	35,739	8/4/2025	HUB	788	-	788
BRL	18,264	USD	17,873	8/4/2025	HUB	391	-	391
BRL	18,264	USD	17,874	8/4/2025	HUB	390	-	390
BRL	36,527	USD	35,748	8/4/2025	HUB	779	-	779
BRL	36,527	USD	35,751	8/4/2025	HUB	776	-	776
BRL	36,527	USD	35,756	8/4/2025	HUB	771	-	771

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	36,527	USD	35,779	8/4/2025	HUB	$748	$-	$748
BRL	36,527	USD	35,955	8/4/2025	HUB	572	-	572
BRL	36,527	USD	35,971	8/4/2025	HUB	556	-	556
BRL	36,527	USD	35,976	8/4/2025	HUB	551	-	551
BRL	36,527	USD	35,980	8/4/2025	HUB	547	-	547
BRL	18,264	USD	17,999	8/4/2025	HUB	265	-	265
BRL	18,264	USD	17,999	8/4/2025	HUB	265	-	265
BRL	36,527	USD	36,002	8/4/2025	HUB	525	-	525
BRL	36,527	USD	36,033	8/4/2025	HUB	494	-	494
BRL	36,527	USD	36,037	8/4/2025	HUB	490	-	490
BRL	36,527	USD	36,042	8/4/2025	HUB	485	-	485
BRL	36,527	USD	36,049	8/4/2025	HUB	478	-	478
BRL	36,527	USD	36,051	8/4/2025	HUB	476	-	476
BRL	36,527	USD	36,060	8/4/2025	HUB	467	-	467
BRL	36,527	USD	36,066	8/4/2025	HUB	461	-	461
BRL	36,527	USD	36,072	8/4/2025	HUB	455	-	455
BRL	36,527	USD	36,075	8/4/2025	HUB	452	-	452
BRL	36,527	USD	36,083	8/4/2025	HUB	444	-	444
BRL	18,264	USD	18,044	8/4/2025	HUB	220	-	220
BRL	18,264	USD	18,043	8/4/2025	HUB	221	-	221
BRL	18,264	USD	18,048	8/4/2025	HUB	216	-	216
BRL	18,264	USD	18,048	8/4/2025	HUB	216	-	216
BRL	36,527	USD	36,099	8/4/2025	HUB	428	-	428
BRL	36,527	USD	36,103	8/4/2025	HUB	424	-	424
BRL	36,527	USD	36,106	8/4/2025	HUB	421	-	421
BRL	36,527	USD	36,109	8/4/2025	HUB	418	-	418
BRL	36,527	USD	36,111	8/4/2025	HUB	416	-	416
BRL	18,264	USD	18,058	8/4/2025	HUB	206	-	206
BRL	18,264	USD	18,058	8/4/2025	HUB	206	-	206
BRL	36,527	USD	36,115	8/4/2025	HUB	412	-	412
BRL	36,527	USD	36,118	8/4/2025	HUB	409	-	409
BRL	36,527	USD	36,119	8/4/2025	HUB	408	-	408
BRL	36,527	USD	36,121	8/4/2025	HUB	406	-	406
BRL	18,264	USD	18,062	8/4/2025	HUB	202	-	202
BRL	18,264	USD	18,061	8/4/2025	HUB	203	-	203
BRL	36,527	USD	36,122	8/4/2025	HUB	405	-	405
BRL	36,527	USD	36,124	8/4/2025	HUB	403	-	403
BRL	18,264	USD	18,063	8/4/2025	HUB	201	-	201
BRL	18,264	USD	18,064	8/4/2025	HUB	200	-	200
BRL	18,264	USD	18,064	8/4/2025	HUB	200	-	200
BRL	18,264	USD	18,064	8/4/2025	HUB	200	-	200
BRL	18,264	USD	18,066	8/4/2025	HUB	198	-	198
BRL	18,264	USD	18,066	8/4/2025	HUB	198	-	198
BRL	36,527	USD	36,132	8/4/2025	HUB	395	-	395
BRL	36,527	USD	36,147	8/4/2025	HUB	380	-	380
BRL	36,527	USD	36,157	8/4/2025	HUB	370	-	370
BRL	36,527	USD	36,158	8/4/2025	HUB	369	-	369
BRL	54,791	USD	52,764	8/4/2025	HUB	2,027	-	2,027
BRL	54,791	USD	52,822	8/4/2025	HUB	1,969	-	1,969
BRL	54,791	USD	52,831	8/4/2025	HUB	1,960	-	1,960
BRL	54,791	USD	52,849	8/4/2025	HUB	1,942	-	1,942
BRL	54,791	USD	52,855	8/4/2025	HUB	1,936	-	1,936
BRL	54,791	USD	52,869	8/4/2025	HUB	1,922	-	1,922
BRL	54,791	USD	52,874	8/4/2025	HUB	1,917	-	1,917
BRL	54,791	USD	52,892	8/4/2025	HUB	1,899	-	1,899
BRL	54,791	USD	52,914	8/4/2025	HUB	1,877	-	1,877
BRL	54,791	USD	52,924	8/4/2025	HUB	1,867	-	1,867
BRL	54,791	USD	52,930	8/4/2025	HUB	1,861	-	1,861
BRL	54,791	USD	52,961	8/4/2025	HUB	1,830	-	1,830

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	54,791	USD	52,980	8/4/2025	HUB	$1,811	$-	$1,811
BRL	54,791	USD	53,022	8/4/2025	HUB	1,769	-	1,769
BRL	54,791	USD	53,059	8/4/2025	HUB	1,732	-	1,732
BRL	54,791	USD	53,067	8/4/2025	HUB	1,724	-	1,724
BRL	54,791	USD	53,072	8/4/2025	HUB	1,719	-	1,719
BRL	54,791	USD	53,084	8/4/2025	HUB	1,707	-	1,707
BRL	54,791	USD	53,092	8/4/2025	HUB	1,699	-	1,699
BRL	54,791	USD	53,110	8/4/2025	HUB	1,681	-	1,681
BRL	54,791	USD	53,113	8/4/2025	HUB	1,678	-	1,678
BRL	54,791	USD	53,126	8/4/2025	HUB	1,665	-	1,665
BRL	54,791	USD	53,136	8/4/2025	HUB	1,655	-	1,655
BRL	54,791	USD	53,147	8/4/2025	HUB	1,644	-	1,644
BRL	54,791	USD	53,165	8/4/2025	HUB	1,626	-	1,626
BRL	54,791	USD	53,170	8/4/2025	HUB	1,621	-	1,621
BRL	54,791	USD	53,192	8/4/2025	HUB	1,599	-	1,599
BRL	54,791	USD	53,220	8/4/2025	HUB	1,571	-	1,571
BRL	54,791	USD	53,271	8/4/2025	HUB	1,520	-	1,520
BRL	54,791	USD	53,276	8/4/2025	HUB	1,515	-	1,515
BRL	54,791	USD	53,289	8/4/2025	HUB	1,502	-	1,502
BRL	54,791	USD	53,319	8/4/2025	HUB	1,472	-	1,472
BRL	54,791	USD	53,323	8/4/2025	HUB	1,468	-	1,468
BRL	54,791	USD	53,339	8/4/2025	HUB	1,452	-	1,452
BRL	54,791	USD	53,353	8/4/2025	HUB	1,438	-	1,438
BRL	54,791	USD	53,375	8/4/2025	HUB	1,416	-	1,416
BRL	18,264	USD	17,794	8/4/2025	HUB	470	-	470
BRL	18,264	USD	17,795	8/4/2025	HUB	469	-	469
BRL	18,264	USD	17,795	8/4/2025	HUB	469	-	469
BRL	54,791	USD	53,392	8/4/2025	HUB	1,399	-	1,399
BRL	54,791	USD	53,395	8/4/2025	HUB	1,396	-	1,396
BRL	54,791	USD	53,397	8/4/2025	HUB	1,394	-	1,394
BRL	54,791	USD	53,399	8/4/2025	HUB	1,392	-	1,392
BRL	54,791	USD	53,402	8/4/2025	HUB	1,389	-	1,389
BRL	18,264	USD	17,807	8/4/2025	HUB	457	-	457
BRL	18,264	USD	17,807	8/4/2025	HUB	457	-	457
BRL	18,264	USD	17,807	8/4/2025	HUB	457	-	457
BRL	54,791	USD	53,435	8/4/2025	HUB	1,356	-	1,356
BRL	54,791	USD	53,436	8/4/2025	HUB	1,355	-	1,355
BRL	54,791	USD	53,438	8/4/2025	HUB	1,353	-	1,353
BRL	54,791	USD	53,441	8/4/2025	HUB	1,350	-	1,350
BRL	54,791	USD	53,445	8/4/2025	HUB	1,346	-	1,346
BRL	54,791	USD	53,456	8/4/2025	HUB	1,335	-	1,335
BRL	54,791	USD	53,466	8/4/2025	HUB	1,325	-	1,325
BRL	54,791	USD	53,470	8/4/2025	HUB	1,321	-	1,321
BRL	54,791	USD	53,482	8/4/2025	HUB	1,309	-	1,309
BRL	54,791	USD	53,488	8/4/2025	HUB	1,303	-	1,303
BRL	54,791	USD	53,493	8/4/2025	HUB	1,298	-	1,298
BRL	54,791	USD	53,498	8/4/2025	HUB	1,293	-	1,293
BRL	54,791	USD	53,507	8/4/2025	HUB	1,284	-	1,284
BRL	54,791	USD	53,513	8/4/2025	HUB	1,278	-	1,278
BRL	54,791	USD	53,516	8/4/2025	HUB	1,275	-	1,275
BRL	18,264	USD	17,842	8/4/2025	HUB	422	-	422
BRL	18,264	USD	17,842	8/4/2025	HUB	422	-	422
BRL	18,264	USD	17,841	8/4/2025	HUB	423	-	423
BRL	54,791	USD	53,529	8/4/2025	HUB	1,262	-	1,262
BRL	54,791	USD	53,536	8/4/2025	HUB	1,255	-	1,255
BRL	54,791	USD	53,553	8/4/2025	HUB	1,238	-	1,238
BRL	54,791	USD	53,555	8/4/2025	HUB	1,236	-	1,236
BRL	18,264	USD	17,862	8/4/2025	HUB	402	-	402
BRL	18,264	USD	17,862	8/4/2025	HUB	402	-	402

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	18,264	USD	17,862	8/4/2025	HUB	$402	$-	$402
BRL	54,791	USD	53,590	8/4/2025	HUB	1,201	-	1,201
BRL	54,791	USD	53,605	8/4/2025	HUB	1,186	-	1,186
BRL	18,264	USD	17,870	8/4/2025	HUB	394	-	394
BRL	18,264	USD	17,869	8/4/2025	HUB	395	-	395
BRL	18,264	USD	17,870	8/4/2025	HUB	394	-	394
BRL	54,791	USD	53,625	8/4/2025	HUB	1,166	-	1,166
BRL	54,791	USD	53,630	8/4/2025	HUB	1,161	-	1,161
BRL	54,791	USD	53,639	8/4/2025	HUB	1,152	-	1,152
BRL	18,264	USD	17,882	8/4/2025	HUB	382	-	382
BRL	18,264	USD	17,883	8/4/2025	HUB	381	-	381
BRL	18,264	USD	17,883	8/4/2025	HUB	381	-	381
BRL	54,791	USD	53,675	8/4/2025	HUB	1,116	-	1,116
BRL	54,791	USD	53,980	8/4/2025	HUB	811	-	811
BRL	54,791	USD	54,118	8/4/2025	HUB	673	-	673
BRL	54,791	USD	54,155	8/4/2025	HUB	636	-	636
BRL	54,791	USD	54,168	8/4/2025	HUB	623	-	623
BRL	18,264	USD	18,056	8/4/2025	HUB	208	-	208
BRL	18,264	USD	18,056	8/4/2025	HUB	208	-	208
BRL	18,264	USD	18,057	8/4/2025	HUB	207	-	207
BRL	18,264	USD	18,059	8/4/2025	HUB	205	-	205
BRL	18,264	USD	18,058	8/4/2025	HUB	206	-	206
BRL	18,264	USD	18,058	8/4/2025	HUB	206	-	206
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,061	8/4/2025	HUB	203	-	203
BRL	54,791	USD	54,218	8/4/2025	HUB	573	-	573
BRL	54,791	USD	54,223	8/4/2025	HUB	568	-	568
BRL	54,791	USD	54,254	8/4/2025	HUB	537	-	537
BRL	54,791	USD	54,277	8/4/2025	HUB	514	-	514
BRL	73,054	USD	70,302	8/4/2025	HUB	2,752	-	2,752
BRL	73,054	USD	70,496	8/4/2025	HUB	2,558	-	2,558
BRL	73,054	USD	70,534	8/4/2025	HUB	2,520	-	2,520
BRL	73,054	USD	70,610	8/4/2025	HUB	2,444	-	2,444
BRL	73,054	USD	70,616	8/4/2025	HUB	2,438	-	2,438
BRL	73,054	USD	70,617	8/4/2025	HUB	2,437	-	2,437
BRL	73,054	USD	70,648	8/4/2025	HUB	2,406	-	2,406
BRL	73,054	USD	70,666	8/4/2025	HUB	2,388	-	2,388
BRL	73,054	USD	70,682	8/4/2025	HUB	2,372	-	2,372
BRL	73,054	USD	70,695	8/4/2025	HUB	2,359	-	2,359
BRL	73,054	USD	70,701	8/4/2025	HUB	2,353	-	2,353
BRL	73,054	USD	70,725	8/4/2025	HUB	2,329	-	2,329
BRL	73,054	USD	70,729	8/4/2025	HUB	2,325	-	2,325
BRL	73,054	USD	70,768	8/4/2025	HUB	2,286	-	2,286
BRL	73,054	USD	70,809	8/4/2025	HUB	2,245	-	2,245
BRL	73,054	USD	70,834	8/4/2025	HUB	2,220	-	2,220
BRL	73,054	USD	70,854	8/4/2025	HUB	2,200	-	2,200
BRL	73,054	USD	70,864	8/4/2025	HUB	2,190	-	2,190
BRL	73,054	USD	70,889	8/4/2025	HUB	2,165	-	2,165
BRL	73,054	USD	70,913	8/4/2025	HUB	2,141	-	2,141
BRL	73,054	USD	70,923	8/4/2025	HUB	2,131	-	2,131
BRL	73,054	USD	71,013	8/4/2025	HUB	2,041	-	2,041
BRL	36,527	USD	35,509	8/4/2025	HUB	1,018	-	1,018
BRL	36,527	USD	35,509	8/4/2025	HUB	1,018	-	1,018
BRL	73,054	USD	71,052	8/4/2025	HUB	2,002	-	2,002
BRL	36,527	USD	35,532	8/4/2025	HUB	995	-	995
BRL	36,527	USD	35,532	8/4/2025	HUB	995	-	995
BRL	73,054	USD	71,090	8/4/2025	HUB	1,964	-	1,964
BRL	73,054	USD	71,109	8/4/2025	HUB	1,945	-	1,945

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	73,054	USD	71,111	8/4/2025	HUB	$1,943	$-	$1,943
BRL	36,527	USD	35,573	8/4/2025	HUB	954	-	954
BRL	36,527	USD	35,573	8/4/2025	HUB	954	-	954
BRL	73,054	USD	71,157	8/4/2025	HUB	1,897	-	1,897
BRL	73,054	USD	71,184	8/4/2025	HUB	1,870	-	1,870
BRL	73,054	USD	71,191	8/4/2025	HUB	1,863	-	1,863
BRL	36,527	USD	35,616	8/4/2025	HUB	911	-	911
BRL	36,527	USD	35,616	8/4/2025	HUB	911	-	911
BRL	36,527	USD	35,621	8/4/2025	HUB	906	-	906
BRL	36,527	USD	35,621	8/4/2025	HUB	906	-	906
BRL	73,054	USD	71,247	8/4/2025	HUB	1,807	-	1,807
BRL	36,527	USD	35,625	8/4/2025	HUB	902	-	902
BRL	36,527	USD	35,625	8/4/2025	HUB	902	-	902
BRL	73,054	USD	71,262	8/4/2025	HUB	1,792	-	1,792
BRL	73,054	USD	71,270	8/4/2025	HUB	1,784	-	1,784
BRL	73,054	USD	71,304	8/4/2025	HUB	1,750	-	1,750
BRL	73,054	USD	71,305	8/4/2025	HUB	1,749	-	1,749
BRL	18,264	USD	17,833	8/4/2025	HUB	431	-	431
BRL	18,264	USD	17,833	8/4/2025	HUB	431	-	431
BRL	18,264	USD	17,833	8/4/2025	HUB	431	-	431
BRL	18,264	USD	17,833	8/4/2025	HUB	431	-	431
BRL	36,527	USD	35,691	8/4/2025	HUB	836	-	836
BRL	36,527	USD	35,691	8/4/2025	HUB	836	-	836
BRL	36,527	USD	35,695	8/4/2025	HUB	832	-	832
BRL	36,527	USD	35,695	8/4/2025	HUB	832	-	832
BRL	73,054	USD	71,392	8/4/2025	HUB	1,662	-	1,662
BRL	73,054	USD	71,412	8/4/2025	HUB	1,642	-	1,642
BRL	18,264	USD	17,866	8/4/2025	HUB	398	-	398
BRL	18,264	USD	17,867	8/4/2025	HUB	397	-	397
BRL	18,264	USD	17,866	8/4/2025	HUB	398	-	398
BRL	18,264	USD	17,867	8/4/2025	HUB	397	-	397
BRL	36,527	USD	35,735	8/4/2025	HUB	792	-	792
BRL	36,527	USD	35,735	8/4/2025	HUB	792	-	792
BRL	73,054	USD	71,476	8/4/2025	HUB	1,578	-	1,578
BRL	36,527	USD	36,003	8/4/2025	HUB	524	-	524
BRL	36,527	USD	36,003	8/4/2025	HUB	524	-	524
BRL	36,527	USD	36,006	8/4/2025	HUB	521	-	521
BRL	36,527	USD	36,006	8/4/2025	HUB	521	-	521
BRL	36,527	USD	36,084	8/4/2025	HUB	443	-	443
BRL	36,527	USD	36,084	8/4/2025	HUB	443	-	443
BRL	36,527	USD	36,102	8/4/2025	HUB	425	-	425
BRL	36,527	USD	36,102	8/4/2025	HUB	425	-	425
BRL	73,054	USD	72,231	8/4/2025	HUB	823	-	823
BRL	73,054	USD	72,301	8/4/2025	HUB	753	-	753
BRL	73,054	USD	72,369	8/4/2025	HUB	685	-	685
BRL	91,318	USD	87,913	8/4/2025	HUB	3,405	-	3,405
BRL	91,318	USD	88,000	8/4/2025	HUB	3,318	-	3,318
BRL	91,318	USD	88,129	8/4/2025	HUB	3,189	-	3,189
BRL	91,318	USD	88,178	8/4/2025	HUB	3,140	-	3,140
BRL	91,318	USD	88,182	8/4/2025	HUB	3,136	-	3,136
BRL	91,318	USD	88,186	8/4/2025	HUB	3,132	-	3,132
BRL	91,318	USD	88,218	8/4/2025	HUB	3,100	-	3,100
BRL	91,318	USD	88,218	8/4/2025	HUB	3,100	-	3,100
BRL	91,318	USD	88,238	8/4/2025	HUB	3,080	-	3,080
BRL	91,318	USD	88,326	8/4/2025	HUB	2,992	-	2,992
BRL	91,318	USD	88,329	8/4/2025	HUB	2,989	-	2,989
BRL	91,318	USD	88,341	8/4/2025	HUB	2,977	-	2,977
BRL	91,318	USD	88,379	8/4/2025	HUB	2,939	-	2,939
BRL	91,318	USD	88,380	8/4/2025	HUB	2,938	-	2,938

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	91,318	USD	88,457	8/4/2025	HUB	$2,861	$-	$2,861
BRL	91,318	USD	88,465	8/4/2025	HUB	2,853	-	2,853
BRL	91,318	USD	88,466	8/4/2025	HUB	2,852	-	2,852
BRL	91,318	USD	88,484	8/4/2025	HUB	2,834	-	2,834
BRL	91,318	USD	88,543	8/4/2025	HUB	2,775	-	2,775
BRL	91,318	USD	88,568	8/4/2025	HUB	2,750	-	2,750
BRL	91,318	USD	88,581	8/4/2025	HUB	2,737	-	2,737
BRL	91,318	USD	88,600	8/4/2025	HUB	2,718	-	2,718
BRL	91,318	USD	88,601	8/4/2025	HUB	2,717	-	2,717
BRL	91,318	USD	88,812	8/4/2025	HUB	2,506	-	2,506
BRL	91,318	USD	89,003	8/4/2025	HUB	2,315	-	2,315
BRL	91,318	USD	89,116	8/4/2025	HUB	2,202	-	2,202
BRL	91,318	USD	89,191	8/4/2025	HUB	2,127	-	2,127
BRL	91,318	USD	89,240	8/4/2025	HUB	2,078	-	2,078
BRL	91,318	USD	90,156	8/4/2025	HUB	1,162	-	1,162
BRL	109,581	USD	105,699	8/4/2025	HUB	3,882	-	3,882
BRL	109,581	USD	105,766	8/4/2025	HUB	3,815	-	3,815
BRL	109,581	USD	105,789	8/4/2025	HUB	3,792	-	3,792
BRL	109,581	USD	105,792	8/4/2025	HUB	3,789	-	3,789
BRL	109,581	USD	105,807	8/4/2025	HUB	3,774	-	3,774
BRL	109,581	USD	105,833	8/4/2025	HUB	3,748	-	3,748
BRL	109,581	USD	105,842	8/4/2025	HUB	3,739	-	3,739
BRL	109,581	USD	105,844	8/4/2025	HUB	3,737	-	3,737
BRL	109,581	USD	105,912	8/4/2025	HUB	3,669	-	3,669
BRL	109,581	USD	105,917	8/4/2025	HUB	3,664	-	3,664
BRL	109,581	USD	106,016	8/4/2025	HUB	3,565	-	3,565
BRL	109,581	USD	106,027	8/4/2025	HUB	3,554	-	3,554
BRL	109,581	USD	106,101	8/4/2025	HUB	3,480	-	3,480
BRL	54,791	USD	53,079	8/4/2025	HUB	1,712	-	1,712
BRL	54,791	USD	53,079	8/4/2025	HUB	1,712	-	1,712
BRL	54,791	USD	53,095	8/4/2025	HUB	1,696	-	1,696
BRL	54,791	USD	53,095	8/4/2025	HUB	1,696	-	1,696
BRL	109,581	USD	106,561	8/4/2025	HUB	3,020	-	3,020
BRL	36,527	USD	35,631	8/4/2025	HUB	896	-	896
BRL	36,527	USD	35,631	8/4/2025	HUB	896	-	896
BRL	36,527	USD	35,631	8/4/2025	HUB	896	-	896
BRL	54,791	USD	53,454	8/4/2025	HUB	1,337	-	1,337
BRL	54,791	USD	53,454	8/4/2025	HUB	1,337	-	1,337
BRL	36,527	USD	35,656	8/4/2025	HUB	871	-	871
BRL	36,527	USD	35,656	8/4/2025	HUB	871	-	871
BRL	36,527	USD	35,656	8/4/2025	HUB	871	-	871
BRL	36,527	USD	35,661	8/4/2025	HUB	866	-	866
BRL	36,527	USD	35,661	8/4/2025	HUB	866	-	866
BRL	36,527	USD	35,661	8/4/2025	HUB	866	-	866
BRL	109,581	USD	107,007	8/4/2025	HUB	2,574	-	2,574
BRL	109,581	USD	107,036	8/4/2025	HUB	2,545	-	2,545
BRL	36,527	USD	35,681	8/4/2025	HUB	846	-	846
BRL	36,527	USD	35,681	8/4/2025	HUB	846	-	846
BRL	36,527	USD	35,681	8/4/2025	HUB	846	-	846
BRL	36,527	USD	35,703	8/4/2025	HUB	824	-	824
BRL	36,527	USD	35,703	8/4/2025	HUB	824	-	824
BRL	36,527	USD	35,703	8/4/2025	HUB	824	-	824
BRL	36,527	USD	35,729	8/4/2025	HUB	798	-	798
BRL	36,527	USD	35,729	8/4/2025	HUB	798	-	798
BRL	36,527	USD	35,729	8/4/2025	HUB	798	-	798
BRL	109,581	USD	107,290	8/4/2025	HUB	2,291	-	2,291
BRL	109,581	USD	108,108	8/4/2025	HUB	1,473	-	1,473
BRL	109,581	USD	108,151	8/4/2025	HUB	1,430	-	1,430
BRL	109,581	USD	108,196	8/4/2025	HUB	1,385	-	1,385

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	36,527	USD	36,111	8/4/2025	HUB	$416	$-	$416
BRL	36,527	USD	36,112	8/4/2025	HUB	415	-	415
BRL	36,527	USD	36,112	8/4/2025	HUB	415	-	415
BRL	127,845	USD	123,166	8/4/2025	HUB	4,679	-	4,679
BRL	127,845	USD	123,194	8/4/2025	HUB	4,651	-	4,651
BRL	127,845	USD	123,352	8/4/2025	HUB	4,493	-	4,493
BRL	127,845	USD	123,440	8/4/2025	HUB	4,405	-	4,405
BRL	127,845	USD	123,796	8/4/2025	HUB	4,049	-	4,049
BRL	127,845	USD	124,215	8/4/2025	HUB	3,630	-	3,630
BRL	127,845	USD	125,253	8/4/2025	HUB	2,592	-	2,592
BRL	127,845	USD	126,183	8/4/2025	HUB	1,662	-	1,662
BRL	146,108	USD	141,178	8/4/2025	HUB	4,930	-	4,930
BRL	146,108	USD	143,590	8/4/2025	HUB	2,518	-	2,518
BRL	146,108	USD	143,611	8/4/2025	HUB	2,497	-	2,497
BRL	36,527	USD	36,059	8/4/2025	HUB	468	-	468
BRL	36,527	USD	36,059	8/4/2025	HUB	468	-	468
BRL	36,527	USD	36,059	8/4/2025	HUB	468	-	468
BRL	36,527	USD	36,059	8/4/2025	HUB	468	-	468
BRL	36,527	USD	36,108	8/4/2025	HUB	419	-	419
BRL	36,527	USD	36,108	8/4/2025	HUB	419	-	419
BRL	36,527	USD	36,108	8/4/2025	HUB	419	-	419
BRL	36,527	USD	36,108	8/4/2025	HUB	419	-	419
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	18,264	USD	18,060	8/4/2025	HUB	204	-	204
BRL	164,372	USD	162,300	8/4/2025	HUB	2,072	-	2,072
BRL	36,527	USD	36,116	8/4/2025	HUB	411	-	411
BRL	36,527	USD	36,116	8/4/2025	HUB	411	-	411
BRL	36,527	USD	36,116	8/4/2025	HUB	411	-	411
BRL	36,527	USD	36,116	8/4/2025	HUB	411	-	411
BRL	36,527	USD	36,116	8/4/2025	HUB	411	-	411
BRL	200,899	USD	197,699	8/4/2025	HUB	3,200	-	3,200
BRL	200,899	USD	198,806	8/4/2025	HUB	2,093	-	2,093
BRL	109,581	USD	105,794	8/4/2025	HUB	3,787	-	3,787
BRL	109,581	USD	105,793	8/4/2025	HUB	3,788	-	3,788
BRL	237,426	USD	232,675	8/4/2025	HUB	4,751	-	4,751
BRL	273,953	USD	268,827	8/4/2025	HUB	5,126	-	5,126
BRL	292,216	USD	286,352	8/4/2025	HUB	5,864	-	5,864
BRL	292,216	USD	287,068	8/4/2025	HUB	5,148	-	5,148
BRL	292,216	USD	288,609	8/4/2025	HUB	3,607	-	3,607
BRL	310,480	USD	304,145	8/4/2025	HUB	6,335	-	6,335
BRL	310,480	USD	304,285	8/4/2025	HUB	6,195	-	6,195
BRL	310,480	USD	306,270	8/4/2025	HUB	4,210	-	4,210
BRL	328,743	USD	322,263	8/4/2025	HUB	6,480	-	6,480
BRL	328,743	USD	322,804	8/4/2025	HUB	5,939	-	5,939
BRL	328,743	USD	323,643	8/4/2025	HUB	5,100	-	5,100
BRL	347,007	USD	339,820	8/4/2025	HUB	7,187	-	7,187
BRL	347,007	USD	340,094	8/4/2025	HUB	6,913	-	6,913
BRL	347,007	USD	340,219	8/4/2025	HUB	6,788	-	6,788
BRL	347,007	USD	341,905	8/4/2025	HUB	5,102	-	5,102
BRL	365,270	USD	360,700	8/4/2025	HUB	4,570	-	4,570
BRL	365,270	USD	361,232	8/4/2025	HUB	4,038	-	4,038
BRL	365,270	USD	361,397	8/4/2025	HUB	3,873	-	3,873
BRL	383,534	USD	375,767	8/4/2025	HUB	7,767	-	7,767

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	383,534	USD	375,846	8/4/2025	HUB	$7,688	$-	$7,688
BRL	383,534	USD	376,088	8/4/2025	HUB	7,446	-	7,446
BRL	383,534	USD	376,144	8/4/2025	HUB	7,390	-	7,390
BRL	383,534	USD	376,177	8/4/2025	HUB	7,357	-	7,357
BRL	401,797	USD	393,606	8/4/2025	HUB	8,191	-	8,191
BRL	401,797	USD	393,837	8/4/2025	HUB	7,960	-	7,960
BRL	401,797	USD	394,399	8/4/2025	HUB	7,398	-	7,398
BRL	401,797	USD	395,484	8/4/2025	HUB	6,313	-	6,313
BRL	401,797	USD	395,631	8/4/2025	HUB	6,166	-	6,166
BRL	420,061	USD	412,324	8/4/2025	HUB	7,737	-	7,737
BRL	420,061	USD	412,531	8/4/2025	HUB	7,530	-	7,530
BRL	420,061	USD	413,949	8/4/2025	HUB	6,112	-	6,112
BRL	438,324	USD	429,399	8/4/2025	HUB	8,925	-	8,925
BRL	438,324	USD	429,476	8/4/2025	HUB	8,848	-	8,848
BRL	438,324	USD	429,980	8/4/2025	HUB	8,344	-	8,344
BRL	438,324	USD	430,100	8/4/2025	HUB	8,224	-	8,224
BRL	438,324	USD	432,680	8/4/2025	HUB	5,644	-	5,644
BRL	456,588	USD	447,044	8/4/2025	HUB	9,544	-	9,544
BRL	456,588	USD	448,036	8/4/2025	HUB	8,552	-	8,552
BRL	474,851	USD	465,291	8/4/2025	HUB	9,560	-	9,560
BRL	511,378	USD	501,967	8/4/2025	HUB	9,411	-	9,411
BRL	547,905	USD	537,519	8/4/2025	HUB	10,386	-	10,386
BRL	566,169	USD	554,602	8/4/2025	HUB	11,567	-	11,567
BRL	566,169	USD	554,741	8/4/2025	HUB	11,428	-	11,428
BRL	566,169	USD	556,090	8/4/2025	HUB	10,079	-	10,079
BRL	584,432	USD	573,841	8/4/2025	HUB	10,591	-	10,591
BRL	620,959	USD	608,316	8/4/2025	HUB	12,643	-	12,643
BRL	620,959	USD	609,592	8/4/2025	HUB	11,367	-	11,367
BRL	639,223	USD	628,061	8/4/2025	HUB	11,162	-	11,162
BRL	657,486	USD	644,214	8/4/2025	HUB	13,272	-	13,272
BRL	657,486	USD	645,026	8/4/2025	HUB	12,460	-	12,460
BRL	694,013	USD	680,970	8/4/2025	HUB	13,043	-	13,043
BRL	712,277	USD	699,013	8/4/2025	HUB	13,264	-	13,264
BRL	730,540	USD	715,845	8/4/2025	HUB	14,695	-	14,695
BRL	730,540	USD	715,999	8/4/2025	HUB	14,541	-	14,541
BRL	730,540	USD	717,398	8/4/2025	HUB	13,142	-	13,142
BRL	748,804	USD	734,150	8/4/2025	HUB	14,654	-	14,654
BRL	767,067	USD	752,877	8/4/2025	HUB	14,190	-	14,190
BRL	785,331	USD	769,585	8/4/2025	HUB	15,746	-	15,746
BRL	7,246,959	USD	7,152,449	8/4/2025	HUB	94,510	-	94,510
BRL	7,246,959	USD	7,162,468	8/4/2025	HUB	84,491	-	84,491
BRL	12,674,873	USD	12,431,951	8/4/2025	HUB	242,922	-	242,922
BRL	12,682,178	USD	12,531,649	8/4/2025	HUB	150,529	-	150,529
GBP	892,359	USD	883,555	8/5/2025	HUB	8,804	-	8,804
USD	687,896	KRW	703,774	8/5/2025	HUB	-	(15,878)	(15,878)
USD	758,221	KRW	774,830	8/5/2025	HUB	-	(16,609)	(16,609)
USD	883,555	GBP	892,359	8/5/2025	HUB	-	(8,804)	(8,804)
GBP	1,235,575	USD	1,217,015	8/5/2025	HUB	18,560	-	18,560
GBP	1,372,861	USD	1,347,033	8/5/2025	HUB	25,828	-	25,828
USD	1,040,499	KRW	1,064,243	8/5/2025	HUB	-	(23,744)	(23,744)
USD	1,073,013	KRW	1,098,574	8/5/2025	HUB	-	(25,561)	(25,561)
USD	1,090,853	KRW	1,115,740	8/5/2025	HUB	-	(24,887)	(24,887)
USD	1,108,004	KRW	1,132,904	8/5/2025	HUB	-	(24,900)	(24,900)
USD	1,123,803	KRW	1,150,070	8/5/2025	HUB	-	(26,267)	(26,267)
USD	1,124,591	KRW	1,150,070	8/5/2025	HUB	-	(25,479)	(25,479)
USD	1,157,180	KRW	1,184,400	8/5/2025	HUB	-	(27,220)	(27,220)
USD	1,190,362	KRW	1,218,731	8/5/2025	HUB	-	(28,369)	(28,369)
USD	1,217,015	GBP	1,235,575	8/5/2025	HUB	-	(18,560)	(18,560)
USD	1,259,633	KRW	1,287,391	8/5/2025	HUB	-	(27,758)	(27,758)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,347,033	GBP	1,372,861	8/5/2025	HUB	$-	$(25,828)	$(25,828)
GBP	2,471,149	USD	2,442,258	8/5/2025	HUB	28,891	-	28,891
USD	2,442,259	GBP	2,471,150	8/5/2025	HUB	-	(28,891)	(28,891)
GBP	3,912,653	USD	3,866,402	8/5/2025	HUB	46,251	-	46,251
GBP	4,313,741	USD	4,280,742	8/5/2025	HUB	32,999	-	32,999
GBP	4,393,154	USD	4,336,084	8/5/2025	HUB	57,070	-	57,070
GBP	4,805,013	USD	4,752,588	8/5/2025	HUB	52,425	-	52,425
USD	3,866,403	GBP	3,912,654	8/5/2025	HUB	-	(46,251)	(46,251)
GBP	5,354,157	USD	5,270,011	8/5/2025	HUB	84,146	-	84,146
GBP	5,766,015	USD	5,653,159	8/5/2025	HUB	112,856	-	112,856
USD	4,280,743	GBP	4,313,742	8/5/2025	HUB	-	(32,999)	(32,999)
USD	4,336,085	GBP	4,393,155	8/5/2025	HUB	-	(57,070)	(57,070)
GBP	6,315,159	USD	6,236,344	8/5/2025	HUB	78,815	-	78,815
USD	4,752,588	GBP	4,805,013	8/5/2025	HUB	-	(52,425)	(52,425)
USD	5,270,012	GBP	5,354,158	8/5/2025	HUB	-	(84,146)	(84,146)
USD	5,653,160	GBP	5,766,016	8/5/2025	HUB	-	(112,856)	(112,856)
GBP	8,237,164	USD	8,153,561	8/5/2025	HUB	83,603	-	83,603
USD	6,236,346	GBP	6,315,161	8/5/2025	HUB	-	(78,815)	(78,815)
GBP	10,765,529	USD	10,607,760	8/5/2025	HUB	157,769	-	157,769
USD	8,153,563	GBP	8,237,166	8/5/2025	HUB	-	(83,603)	(83,603)
USD	10,607,761	GBP	10,765,530	8/5/2025	HUB	-	(157,769)	(157,769)
GBP	15,386,810	USD	15,272,848	8/5/2025	HUB	113,962	-	113,962
USD	15,272,851	GBP	15,386,813	8/5/2025	HUB	-	(113,962)	(113,962)
GBP	21,531,058	USD	21,208,461	8/5/2025	HUB	322,597	-	322,597
GBP	21,615,992	USD	21,608,557	8/5/2025	HUB	7,435	-	7,435
GBP	24,390,329	USD	24,045,692	8/5/2025	HUB	344,637	-	344,637
GBP	24,502,985	USD	23,988,031	8/5/2025	HUB	514,954	-	514,954
GBP	26,913,823	USD	26,530,582	8/5/2025	HUB	383,241	-	383,241
GBP	26,913,824	USD	26,512,939	8/5/2025	HUB	400,885	-	400,885
USD	21,208,464	GBP	21,531,061	8/5/2025	HUB	-	(322,597)	(322,597)
GBP	32,296,589	USD	31,840,455	8/5/2025	HUB	456,134	-	456,134
USD	23,988,033	GBP	24,502,987	8/5/2025	HUB	-	(514,954)	(514,954)
USD	24,045,695	GBP	24,390,332	8/5/2025	HUB	-	(344,637)	(344,637)
GBP	33,161,152	USD	33,119,014	8/5/2025	HUB	42,138	-	42,138
USD	26,512,943	GBP	26,913,828	8/5/2025	HUB	-	(400,885)	(400,885)
USD	26,530,586	GBP	26,913,827	8/5/2025	HUB	-	(383,241)	(383,241)
GBP	40,591,535	USD	39,998,533	8/5/2025	HUB	593,002	-	593,002
USD	31,840,459	GBP	32,296,593	8/5/2025	HUB	-	(456,134)	(456,134)
GBP	53,827,648	USD	53,023,911	8/5/2025	HUB	803,737	-	803,737
USD	39,998,539	GBP	40,591,541	8/5/2025	HUB	-	(593,002)	(593,002)
GBP	57,044,943	USD	55,823,591	8/5/2025	HUB	1,221,352	-	1,221,352
USD	53,023,918	GBP	53,827,655	8/5/2025	HUB	-	(803,737)	(803,737)
USD	55,823,599	GBP	57,044,951	8/5/2025	HUB	-	(1,221,352)	(1,221,352)
KRW	74,255	USD	72,913	8/5/2025	HUB	1,342	-	1,342
KRW	74,255	USD	72,951	8/5/2025	HUB	1,304	-	1,304
KRW	74,255	USD	73,080	8/5/2025	HUB	1,175	-	1,175
KRW	74,255	USD	73,534	8/5/2025	HUB	721	-	721
KRW	74,255	USD	73,542	8/5/2025	HUB	713	-	713
KRW	74,255	USD	73,582	8/5/2025	HUB	673	-	673
KRW	74,255	USD	73,654	8/5/2025	HUB	601	-	601
KRW	74,255	USD	73,726	8/5/2025	HUB	529	-	529
KRW	74,255	USD	73,802	8/5/2025	HUB	453	-	453
KRW	74,255	USD	73,813	8/5/2025	HUB	442	-	442
KRW	74,255	USD	73,916	8/5/2025	HUB	339	-	339
KRW	74,255	USD	73,917	8/5/2025	HUB	338	-	338
KRW	74,255	USD	73,924	8/5/2025	HUB	331	-	331
KRW	74,255	USD	73,930	8/5/2025	HUB	325	-	325
KRW	74,255	USD	73,945	8/5/2025	HUB	310	-	310
KRW	74,255	USD	73,965	8/5/2025	HUB	290	-	290

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	74,255	USD	73,976	8/5/2025	HUB	$279	$-	$279
KRW	74,255	USD	73,980	8/5/2025	HUB	275	-	275
KRW	74,255	USD	74,006	8/5/2025	HUB	249	-	249
GBP	164,262,788	USD	162,254,010	8/5/2025	HUB	2,008,778	-	2,008,778
KRW	148,509	USD	146,060	8/5/2025	HUB	2,449	-	2,449
KRW	148,509	USD	146,931	8/5/2025	HUB	1,578	-	1,578
KRW	148,509	USD	147,073	8/5/2025	HUB	1,436	-	1,436
KRW	148,509	USD	147,228	8/5/2025	HUB	1,281	-	1,281
KRW	148,509	USD	147,304	8/5/2025	HUB	1,205	-	1,205
KRW	148,509	USD	147,414	8/5/2025	HUB	1,095	-	1,095
KRW	148,509	USD	147,481	8/5/2025	HUB	1,028	-	1,028
KRW	148,509	USD	147,654	8/5/2025	HUB	855	-	855
KRW	148,509	USD	147,677	8/5/2025	HUB	832	-	832
KRW	148,509	USD	147,737	8/5/2025	HUB	772	-	772
KRW	148,509	USD	147,777	8/5/2025	HUB	732	-	732
KRW	148,509	USD	147,803	8/5/2025	HUB	706	-	706
KRW	148,509	USD	147,812	8/5/2025	HUB	697	-	697
KRW	148,509	USD	147,860	8/5/2025	HUB	649	-	649
KRW	148,509	USD	147,882	8/5/2025	HUB	627	-	627
KRW	148,509	USD	147,883	8/5/2025	HUB	626	-	626
KRW	148,509	USD	147,900	8/5/2025	HUB	609	-	609
KRW	148,509	USD	147,902	8/5/2025	HUB	607	-	607
KRW	148,509	USD	147,950	8/5/2025	HUB	559	-	559
KRW	148,509	USD	147,952	8/5/2025	HUB	557	-	557
KRW	148,509	USD	147,969	8/5/2025	HUB	540	-	540
KRW	148,509	USD	147,978	8/5/2025	HUB	531	-	531
KRW	148,509	USD	148,073	8/5/2025	HUB	436	-	436
KRW	222,764	USD	219,086	8/5/2025	HUB	3,678	-	3,678
KRW	222,764	USD	219,243	8/5/2025	HUB	3,521	-	3,521
KRW	222,764	USD	219,424	8/5/2025	HUB	3,340	-	3,340
KRW	222,764	USD	221,097	8/5/2025	HUB	1,667	-	1,667
KRW	222,764	USD	221,174	8/5/2025	HUB	1,590	-	1,590
KRW	222,764	USD	221,332	8/5/2025	HUB	1,432	-	1,432
KRW	222,764	USD	221,463	8/5/2025	HUB	1,301	-	1,301
KRW	222,764	USD	221,510	8/5/2025	HUB	1,254	-	1,254
KRW	222,764	USD	221,550	8/5/2025	HUB	1,214	-	1,214
KRW	222,764	USD	221,699	8/5/2025	HUB	1,065	-	1,065
KRW	222,764	USD	221,702	8/5/2025	HUB	1,062	-	1,062
KRW	222,764	USD	221,823	8/5/2025	HUB	941	-	941
KRW	222,764	USD	221,961	8/5/2025	HUB	803	-	803
KRW	222,764	USD	222,106	8/5/2025	HUB	658	-	658
KRW	222,764	USD	222,372	8/5/2025	HUB	392	-	392
KRW	297,018	USD	292,227	8/5/2025	HUB	4,791	-	4,791
KRW	297,018	USD	294,429	8/5/2025	HUB	2,589	-	2,589
KRW	297,018	USD	294,531	8/5/2025	HUB	2,487	-	2,487
KRW	297,018	USD	294,729	8/5/2025	HUB	2,289	-	2,289
KRW	297,018	USD	294,963	8/5/2025	HUB	2,055	-	2,055
KRW	297,018	USD	294,985	8/5/2025	HUB	2,033	-	2,033
KRW	297,018	USD	295,190	8/5/2025	HUB	1,828	-	1,828
KRW	297,018	USD	295,408	8/5/2025	HUB	1,610	-	1,610
KRW	297,018	USD	295,474	8/5/2025	HUB	1,544	-	1,544
KRW	297,018	USD	295,617	8/5/2025	HUB	1,401	-	1,401
KRW	297,018	USD	295,644	8/5/2025	HUB	1,374	-	1,374
KRW	297,018	USD	295,804	8/5/2025	HUB	1,214	-	1,214
KRW	297,018	USD	295,840	8/5/2025	HUB	1,178	-	1,178
KRW	297,018	USD	295,963	8/5/2025	HUB	1,055	-	1,055
KRW	297,018	USD	296,121	8/5/2025	HUB	897	-	897
KRW	297,018	USD	297,167	8/5/2025	HUB	-	(149)	(149)
KRW	371,273	USD	365,140	8/5/2025	HUB	6,133	-	6,133

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	371,273	USD	366,357	8/5/2025	HUB	$4,916	$-	$4,916
KRW	371,273	USD	368,327	8/5/2025	HUB	2,946	-	2,946
KRW	371,273	USD	368,411	8/5/2025	HUB	2,862	-	2,862
KRW	371,273	USD	369,184	8/5/2025	HUB	2,089	-	2,089
KRW	371,273	USD	369,312	8/5/2025	HUB	1,961	-	1,961
KRW	371,273	USD	369,558	8/5/2025	HUB	1,715	-	1,715
KRW	371,273	USD	369,888	8/5/2025	HUB	1,385	-	1,385
KRW	371,273	USD	370,086	8/5/2025	HUB	1,187	-	1,187
KRW	371,273	USD	370,704	8/5/2025	HUB	569	-	569
KRW	371,273	USD	371,678	8/5/2025	HUB	-	(405)	(405)
KRW	445,527	USD	438,267	8/5/2025	HUB	7,260	-	7,260
KRW	445,527	USD	438,618	8/5/2025	HUB	6,909	-	6,909
KRW	445,527	USD	438,798	8/5/2025	HUB	6,729	-	6,729
KRW	445,527	USD	441,972	8/5/2025	HUB	3,555	-	3,555
KRW	445,527	USD	443,148	8/5/2025	HUB	2,379	-	2,379
KRW	445,527	USD	445,876	8/5/2025	HUB	-	(349)	(349)
KRW	594,036	USD	590,862	8/5/2025	HUB	3,174	-	3,174
KRW	668,291	USD	665,956	8/5/2025	HUB	2,335	-	2,335
KRW	742,545	USD	738,230	8/5/2025	HUB	4,315	-	4,315
KRW	742,545	USD	739,212	8/5/2025	HUB	3,333	-	3,333
KRW	891,055	USD	886,270	8/5/2025	HUB	4,785	-	4,785
KRW	965,309	USD	960,047	8/5/2025	HUB	5,262	-	5,262
KRW	1,039,564	USD	1,032,342	8/5/2025	HUB	7,222	-	7,222
KRW	10,098,618	USD	10,038,375	8/5/2025	HUB	60,243	-	60,243
KRW	22,647,635	USD	22,515,539	8/5/2025	HUB	132,096	-	132,096
EUR	1,063,454	CHF	1,068,513	8/18/2025	HUB	-	(5,059)	(5,059)
EUR	1,063,454	CHF	1,071,730	8/18/2025	HUB	-	(8,276)	(8,276)
EUR	1,890,585	CHF	1,890,303	8/18/2025	HUB	282	-	282
EUR	3,190,362	CHF	3,208,666	8/18/2025	HUB	-	(18,304)	(18,304)
EUR	3,308,523	CHF	3,322,266	8/18/2025	HUB	-	(13,743)	(13,743)
EUR	3,317,749	CHF	3,333,687	8/18/2025	HUB	-	(15,938)	(15,938)
CHF	5,013,216	EUR	4,985,209	8/18/2025	HUB	28,007	-	28,007
EUR	6,226,581	CHF	6,250,605	8/18/2025	HUB	-	(24,024)	(24,024)
EUR	9,252,582	CHF	9,286,356	8/18/2025	HUB	-	(33,774)	(33,774)
CHF	11,151,217	EUR	11,084,759	8/18/2025	HUB	66,458	-	66,458
EUR	20,287,060	CHF	20,376,651	8/18/2025	HUB	-	(89,591)	(89,591)
EUR	28,386,271	CHF	28,513,351	8/18/2025	HUB	-	(127,080)	(127,080)
CAD	220,903	USD	219,196	8/25/2025	HUB	1,707	-	1,707
EUR	709,298	AUD	710,284	8/25/2025	HUB	-	(986)	(986)
EUR	827,514	AUD	826,262	8/25/2025	HUB	1,252	-	1,252
EUR	1,182,163	AUD	1,178,884	8/25/2025	HUB	3,279	-	3,279
EUR	1,891,461	AUD	1,888,455	8/25/2025	HUB	3,006	-	3,006
EUR	7,565,844	AUD	7,568,692	8/25/2025	HUB	-	(2,848)	(2,848)
AUD	4,505,379	EUR	4,492,219	8/25/2025	HUB	13,160	-	13,160
CAD	7,587,623	USD	7,512,932	8/25/2025	HUB	74,691	-	74,691
CAD	8,038,907	USD	7,956,559	8/25/2025	HUB	82,348	-	82,348
CAD	11,295,859	USD	11,218,632	8/25/2025	HUB	77,227	-	77,227
EUR	19,032,825	AUD	18,912,251	8/25/2025	HUB	120,574	-	120,574
CAD	16,906,135	USD	16,796,702	8/25/2025	HUB	109,433	-	109,433
CAD	18,969,059	USD	18,780,579	8/25/2025	HUB	188,480	-	188,480
CAD	22,084,943	USD	21,858,242	8/25/2025	HUB	226,701	-	226,701
CAD	27,778,181	USD	27,492,654	8/25/2025	HUB	285,527	-	285,527
EUR	236,448	USD	233,215	8/26/2025	HUB	3,233	-	3,233
EUR	1,064,017	USD	1,056,964	8/26/2025	HUB	7,053	-	7,053
EUR	3,310,276	USD	3,296,575	8/26/2025	HUB	13,701	-	13,701
EUR	13,975,489	USD	13,775,573	8/26/2025	HUB	199,916	-	199,916
EUR	16,531,409	USD	16,295,322	8/26/2025	HUB	236,087	-	236,087
EUR	40,077,981	USD	39,780,401	8/26/2025	HUB	297,580	-	297,580
EUR	40,859,546	USD	40,267,029	8/26/2025	HUB	592,517	-	592,517

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	41,774,050	USD	41,187,111	8/26/2025	HUB	$586,939	$-	$586,939
USD	48,655	COP	48,593	8/27/2025	HUB	62	-	62
USD	48,663	COP	48,592	8/27/2025	HUB	71	-	71
USD	48,679	COP	48,592	8/27/2025	HUB	87	-	87
USD	48,712	COP	48,592	8/27/2025	HUB	120	-	120
USD	48,733	COP	48,592	8/27/2025	HUB	141	-	141
USD	48,735	COP	48,592	8/27/2025	HUB	143	-	143
USD	48,786	COP	48,593	8/27/2025	HUB	193	-	193
USD	243,195	COP	242,961	8/27/2025	HUB	234	-	234
COP	48,592	USD	46,644	8/27/2025	HUB	1,948	-	1,948
COP	48,592	USD	47,242	8/27/2025	HUB	1,350	-	1,350
COP	48,592	USD	47,276	8/27/2025	HUB	1,316	-	1,316
COP	48,592	USD	47,324	8/27/2025	HUB	1,268	-	1,268
COP	48,592	USD	47,673	8/27/2025	HUB	919	-	919
COP	48,592	USD	47,675	8/27/2025	HUB	917	-	917
COP	48,592	USD	47,683	8/27/2025	HUB	909	-	909
COP	48,592	USD	47,684	8/27/2025	HUB	908	-	908
COP	48,592	USD	47,688	8/27/2025	HUB	904	-	904
COP	48,592	USD	47,691	8/27/2025	HUB	901	-	901
COP	48,592	USD	47,695	8/27/2025	HUB	897	-	897
COP	48,592	USD	47,708	8/27/2025	HUB	884	-	884
COP	48,592	USD	47,925	8/27/2025	HUB	667	-	667
COP	48,592	USD	47,937	8/27/2025	HUB	655	-	655
COP	48,592	USD	47,940	8/27/2025	HUB	652	-	652
COP	48,592	USD	47,949	8/27/2025	HUB	643	-	643
COP	48,592	USD	47,955	8/27/2025	HUB	637	-	637
COP	48,592	USD	47,967	8/27/2025	HUB	625	-	625
COP	48,592	USD	47,970	8/27/2025	HUB	622	-	622
COP	48,592	USD	47,976	8/27/2025	HUB	616	-	616
COP	48,592	USD	47,979	8/27/2025	HUB	613	-	613
COP	48,592	USD	47,982	8/27/2025	HUB	610	-	610
COP	48,592	USD	48,008	8/27/2025	HUB	584	-	584
COP	48,592	USD	48,014	8/27/2025	HUB	578	-	578
COP	48,592	USD	48,025	8/27/2025	HUB	567	-	567
COP	48,592	USD	48,030	8/27/2025	HUB	562	-	562
COP	48,592	USD	48,038	8/27/2025	HUB	554	-	554
COP	97,185	USD	93,268	8/27/2025	HUB	3,917	-	3,917
COP	97,185	USD	93,435	8/27/2025	HUB	3,750	-	3,750
COP	97,185	USD	93,734	8/27/2025	HUB	3,451	-	3,451
COP	97,185	USD	94,564	8/27/2025	HUB	2,621	-	2,621
COP	97,185	USD	94,659	8/27/2025	HUB	2,526	-	2,526
COP	97,185	USD	95,338	8/27/2025	HUB	1,847	-	1,847
COP	97,185	USD	95,340	8/27/2025	HUB	1,845	-	1,845
COP	48,592	USD	47,681	8/27/2025	HUB	911	-	911
COP	48,592	USD	47,680	8/27/2025	HUB	912	-	912
COP	97,185	USD	95,371	8/27/2025	HUB	1,814	-	1,814
COP	97,185	USD	95,385	8/27/2025	HUB	1,800	-	1,800
COP	97,185	USD	95,387	8/27/2025	HUB	1,798	-	1,798
COP	97,185	USD	95,389	8/27/2025	HUB	1,796	-	1,796
COP	48,592	USD	47,695	8/27/2025	HUB	897	-	897
COP	48,592	USD	47,694	8/27/2025	HUB	898	-	898
COP	97,185	USD	95,391	8/27/2025	HUB	1,794	-	1,794
COP	97,185	USD	95,393	8/27/2025	HUB	1,792	-	1,792
COP	97,185	USD	95,399	8/27/2025	HUB	1,786	-	1,786
COP	97,185	USD	95,407	8/27/2025	HUB	1,778	-	1,778
COP	97,185	USD	95,415	8/27/2025	HUB	1,770	-	1,770
COP	97,185	USD	95,475	8/27/2025	HUB	1,710	-	1,710
COP	97,185	USD	95,877	8/27/2025	HUB	1,308	-	1,308
COP	97,185	USD	95,890	8/27/2025	HUB	1,295	-	1,295

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
COP	97,185	USD	95,896	8/27/2025	HUB	$1,289	$-	$1,289
COP	97,185	USD	95,901	8/27/2025	HUB	1,284	-	1,284
COP	48,592	USD	47,961	8/27/2025	HUB	631	-	631
COP	48,592	USD	47,961	8/27/2025	HUB	631	-	631
COP	97,185	USD	95,934	8/27/2025	HUB	1,251	-	1,251
COP	97,185	USD	95,935	8/27/2025	HUB	1,250	-	1,250
COP	97,185	USD	95,959	8/27/2025	HUB	1,226	-	1,226
COP	97,185	USD	95,964	8/27/2025	HUB	1,221	-	1,221
COP	97,185	USD	95,964	8/27/2025	HUB	1,221	-	1,221
COP	97,185	USD	95,990	8/27/2025	HUB	1,195	-	1,195
COP	97,185	USD	96,030	8/27/2025	HUB	1,155	-	1,155
COP	97,185	USD	96,030	8/27/2025	HUB	1,155	-	1,155
COP	97,185	USD	96,054	8/27/2025	HUB	1,131	-	1,131
COP	97,185	USD	96,058	8/27/2025	HUB	1,127	-	1,127
COP	97,185	USD	96,098	8/27/2025	HUB	1,087	-	1,087
COP	145,777	USD	139,816	8/27/2025	HUB	5,961	-	5,961
COP	145,777	USD	139,939	8/27/2025	HUB	5,838	-	5,838
COP	145,777	USD	139,975	8/27/2025	HUB	5,802	-	5,802
COP	145,777	USD	139,985	8/27/2025	HUB	5,792	-	5,792
COP	145,777	USD	140,463	8/27/2025	HUB	5,314	-	5,314
COP	145,777	USD	140,501	8/27/2025	HUB	5,276	-	5,276
COP	145,777	USD	140,512	8/27/2025	HUB	5,265	-	5,265
COP	145,777	USD	141,808	8/27/2025	HUB	3,969	-	3,969
COP	145,777	USD	141,853	8/27/2025	HUB	3,924	-	3,924
COP	145,777	USD	141,918	8/27/2025	HUB	3,859	-	3,859
COP	145,777	USD	141,979	8/27/2025	HUB	3,798	-	3,798
COP	145,777	USD	142,049	8/27/2025	HUB	3,728	-	3,728
COP	145,777	USD	142,996	8/27/2025	HUB	2,781	-	2,781
COP	145,777	USD	143,023	8/27/2025	HUB	2,754	-	2,754
COP	145,777	USD	143,058	8/27/2025	HUB	2,719	-	2,719
COP	145,777	USD	143,104	8/27/2025	HUB	2,673	-	2,673
COP	145,777	USD	143,127	8/27/2025	HUB	2,650	-	2,650
COP	145,777	USD	143,169	8/27/2025	HUB	2,608	-	2,608
COP	145,777	USD	143,849	8/27/2025	HUB	1,928	-	1,928
COP	145,777	USD	143,865	8/27/2025	HUB	1,912	-	1,912
COP	145,777	USD	143,889	8/27/2025	HUB	1,888	-	1,888
COP	145,777	USD	143,904	8/27/2025	HUB	1,873	-	1,873
COP	145,777	USD	143,948	8/27/2025	HUB	1,829	-	1,829
COP	145,777	USD	144,067	8/27/2025	HUB	1,710	-	1,710
COP	145,777	USD	145,844	8/27/2025	HUB	-	(67)	(67)
COP	145,777	USD	145,909	8/27/2025	HUB	-	(132)	(132)
COP	145,777	USD	145,927	8/27/2025	HUB	-	(150)	(150)
COP	145,777	USD	145,945	8/27/2025	HUB	-	(168)	(168)
COP	194,369	USD	186,537	8/27/2025	HUB	7,832	-	7,832
COP	194,369	USD	186,833	8/27/2025	HUB	7,536	-	7,536
COP	194,369	USD	187,619	8/27/2025	HUB	6,750	-	6,750
COP	194,369	USD	187,736	8/27/2025	HUB	6,633	-	6,633
COP	194,369	USD	188,869	8/27/2025	HUB	5,500	-	5,500
COP	194,369	USD	189,303	8/27/2025	HUB	5,066	-	5,066
COP	194,369	USD	189,354	8/27/2025	HUB	5,015	-	5,015
COP	194,369	USD	194,415	8/27/2025	HUB	-	(46)	(46)
COP	194,369	USD	194,458	8/27/2025	HUB	-	(89)	(89)
COP	194,369	USD	194,556	8/27/2025	HUB	-	(187)	(187)
COP	194,369	USD	194,579	8/27/2025	HUB	-	(210)	(210)
COP	194,369	USD	194,588	8/27/2025	HUB	-	(219)	(219)
COP	194,369	USD	194,627	8/27/2025	HUB	-	(258)	(258)
COP	242,962	USD	235,077	8/27/2025	HUB	7,885	-	7,885
COP	242,962	USD	236,167	8/27/2025	HUB	6,795	-	6,795
COP	242,962	USD	236,291	8/27/2025	HUB	6,671	-	6,671

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
COP	242,962	USD	236,633	8/27/2025	HUB	$6,329	$-	$6,329
COP	242,962	USD	243,069	8/27/2025	HUB	-	(107)	(107)
COP	242,962	USD	243,197	8/27/2025	HUB	-	(235)	(235)
COP	242,962	USD	243,276	8/27/2025	HUB	-	(314)	(314)
COP	242,962	USD	243,326	8/27/2025	HUB	-	(364)	(364)
COP	291,554	USD	279,862	8/27/2025	HUB	11,692	-	11,692
COP	291,554	USD	279,931	8/27/2025	HUB	11,623	-	11,623
COP	291,554	USD	279,967	8/27/2025	HUB	11,587	-	11,587
COP	291,554	USD	279,972	8/27/2025	HUB	11,582	-	11,582
COP	291,554	USD	282,013	8/27/2025	HUB	9,541	-	9,541
COP	291,554	USD	291,841	8/27/2025	HUB	-	(287)	(287)
COP	340,146	USD	327,847	8/27/2025	HUB	12,299	-	12,299
COP	340,146	USD	328,808	8/27/2025	HUB	11,338	-	11,338
COP	340,146	USD	340,132	8/27/2025	HUB	14	-	14
COP	340,146	USD	340,495	8/27/2025	HUB	-	(349)	(349)
COP	388,739	USD	375,278	8/27/2025	HUB	13,461	-	13,461
COP	388,739	USD	375,448	8/27/2025	HUB	13,291	-	13,291
COP	388,739	USD	375,488	8/27/2025	HUB	13,251	-	13,251
COP	388,739	USD	375,907	8/27/2025	HUB	12,832	-	12,832
COP	388,739	USD	379,141	8/27/2025	HUB	9,598	-	9,598
COP	388,739	USD	388,830	8/27/2025	HUB	-	(91)	(91)
COP	388,739	USD	388,924	8/27/2025	HUB	-	(185)	(185)
COP	388,739	USD	389,204	8/27/2025	HUB	-	(465)	(465)
COP	437,331	USD	422,408	8/27/2025	HUB	14,923	-	14,923
COP	437,331	USD	425,824	8/27/2025	HUB	11,507	-	11,507
COP	437,331	USD	437,411	8/27/2025	HUB	-	(80)	(80)
COP	437,331	USD	437,676	8/27/2025	HUB	-	(345)	(345)
COP	437,331	USD	437,736	8/27/2025	HUB	-	(405)	(405)
COP	437,331	USD	437,998	8/27/2025	HUB	-	(667)	(667)
COP	456,868	USD	448,376	8/27/2025	HUB	8,492	-	8,492
COP	485,923	USD	468,351	8/27/2025	HUB	17,572	-	17,572
COP	485,923	USD	486,367	8/27/2025	HUB	-	(444)	(444)
COP	485,923	USD	486,464	8/27/2025	HUB	-	(541)	(541)
COP	534,516	USD	520,937	8/27/2025	HUB	13,579	-	13,579
COP	534,516	USD	534,601	8/27/2025	HUB	-	(85)	(85)
COP	534,516	USD	534,782	8/27/2025	HUB	-	(266)	(266)
COP	534,516	USD	535,341	8/27/2025	HUB	-	(825)	(825)
COP	583,108	USD	583,530	8/27/2025	HUB	-	(422)	(422)
COP	583,108	USD	583,669	8/27/2025	HUB	-	(561)	(561)
COP	631,700	USD	631,827	8/27/2025	HUB	-	(127)	(127)
COP	631,700	USD	632,268	8/27/2025	HUB	-	(568)	(568)
COP	631,700	USD	632,458	8/27/2025	HUB	-	(758)	(758)
COP	680,293	USD	662,809	8/27/2025	HUB	17,484	-	17,484
COP	680,293	USD	680,425	8/27/2025	HUB	-	(132)	(132)
COP	680,293	USD	680,989	8/27/2025	HUB	-	(696)	(696)
COP	680,293	USD	681,209	8/27/2025	HUB	-	(916)	(916)
COP	685,302	USD	674,807	8/27/2025	HUB	10,495	-	10,495
COP	728,885	USD	709,416	8/27/2025	HUB	19,469	-	19,469
COP	777,477	USD	756,780	8/27/2025	HUB	20,697	-	20,697
COP	777,477	USD	757,057	8/27/2025	HUB	20,420	-	20,420
COP	799,519	USD	785,517	8/27/2025	HUB	14,002	-	14,002
COP	837,592	USD	823,240	8/27/2025	HUB	14,352	-	14,352
COP	913,736	USD	898,182	8/27/2025	HUB	15,554	-	15,554
COP	1,069,031	USD	1,042,849	8/27/2025	HUB	26,182	-	26,182
COP	1,117,624	USD	1,087,615	8/27/2025	HUB	30,009	-	30,009
COP	1,117,624	USD	1,089,521	8/27/2025	HUB	28,103	-	28,103
COP	1,166,216	USD	1,135,184	8/27/2025	HUB	31,032	-	31,032
COP	1,166,216	USD	1,135,407	8/27/2025	HUB	30,809	-	30,809
COP	1,166,216	USD	1,137,697	8/27/2025	HUB	28,519	-	28,519

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
COP	1,214,808	USD	1,183,510	8/27/2025	HUB	$31,298	$-	$31,298
COP	1,311,993	USD	1,277,989	8/27/2025	HUB	34,004	-	34,004
NZD	7,302,638	USD	7,277,432	9/2/2025	HUB	25,206	-	25,206
NZD	7,302,638	USD	7,283,033	9/2/2025	HUB	19,605	-	19,605
NZD	14,605,276	USD	14,567,022	9/2/2025	HUB	38,254	-	38,254
NZD	17,466,562	USD	17,421,832	9/2/2025	HUB	44,730	-	44,730
NZD	19,473,702	USD	19,383,843	9/2/2025	HUB	89,859	-	89,859
USD	52,576	CLP	53,657	9/30/2025	HUB	-	(1,081)	(1,081)
USD	105,016	CLP	107,315	9/30/2025	HUB	-	(2,299)	(2,299)
USD	105,063	CLP	107,314	9/30/2025	HUB	-	(2,251)	(2,251)
USD	157,573	CLP	160,971	9/30/2025	HUB	-	(3,398)	(3,398)
USD	157,578	CLP	160,971	9/30/2025	HUB	-	(3,393)	(3,393)
USD	157,583	CLP	160,971	9/30/2025	HUB	-	(3,388)	(3,388)
USD	157,598	CLP	160,971	9/30/2025	HUB	-	(3,373)	(3,373)
USD	158,024	CLP	160,971	9/30/2025	HUB	-	(2,947)	(2,947)
USD	209,996	CLP	214,628	9/30/2025	HUB	-	(4,632)	(4,632)
USD	210,038	CLP	214,629	9/30/2025	HUB	-	(4,591)	(4,591)
USD	210,055	CLP	214,628	9/30/2025	HUB	-	(4,573)	(4,573)
USD	210,122	CLP	214,629	9/30/2025	HUB	-	(4,507)	(4,507)
USD	210,126	CLP	214,628	9/30/2025	HUB	-	(4,502)	(4,502)
USD	210,146	CLP	214,628	9/30/2025	HUB	-	(4,482)	(4,482)
USD	210,294	CLP	214,628	9/30/2025	HUB	-	(4,334)	(4,334)
USD	210,611	CLP	214,629	9/30/2025	HUB	-	(4,018)	(4,018)
USD	262,544	CLP	268,285	9/30/2025	HUB	-	(5,741)	(5,741)
USD	262,586	CLP	268,286	9/30/2025	HUB	-	(5,700)	(5,700)
USD	262,688	CLP	268,286	9/30/2025	HUB	-	(5,598)	(5,598)
USD	262,708	CLP	268,285	9/30/2025	HUB	-	(5,577)	(5,577)
USD	263,319	CLP	268,286	9/30/2025	HUB	-	(4,967)	(4,967)
USD	315,017	CLP	321,943	9/30/2025	HUB	-	(6,926)	(6,926)
USD	315,116	CLP	321,942	9/30/2025	HUB	-	(6,826)	(6,826)
USD	315,123	CLP	321,943	9/30/2025	HUB	-	(6,820)	(6,820)
USD	315,153	CLP	321,943	9/30/2025	HUB	-	(6,790)	(6,790)
USD	315,156	CLP	321,943	9/30/2025	HUB	-	(6,787)	(6,787)
USD	315,182	CLP	321,942	9/30/2025	HUB	-	(6,760)	(6,760)
USD	315,388	CLP	321,943	9/30/2025	HUB	-	(6,555)	(6,555)
USD	315,497	CLP	321,942	9/30/2025	HUB	-	(6,445)	(6,445)
USD	315,886	CLP	321,943	9/30/2025	HUB	-	(6,057)	(6,057)
USD	367,566	CLP	375,599	9/30/2025	HUB	-	(8,033)	(8,033)
USD	367,701	CLP	375,599	9/30/2025	HUB	-	(7,898)	(7,898)
USD	367,771	CLP	375,600	9/30/2025	HUB	-	(7,829)	(7,829)
USD	367,883	CLP	375,600	9/30/2025	HUB	-	(7,717)	(7,717)
USD	367,999	CLP	375,600	9/30/2025	HUB	-	(7,601)	(7,601)
USD	368,281	CLP	375,599	9/30/2025	HUB	-	(7,318)	(7,318)
USD	421,150	CLP	429,256	9/30/2025	HUB	-	(8,106)	(8,106)
USD	421,447	CLP	429,256	9/30/2025	HUB	-	(7,809)	(7,809)
CLP	53,657	USD	53,059	9/30/2025	HUB	598	-	598
CLP	53,657	USD	53,073	9/30/2025	HUB	584	-	584
CLP	53,657	USD	53,078	9/30/2025	HUB	579	-	579
CLP	53,657	USD	53,082	9/30/2025	HUB	575	-	575
CLP	53,657	USD	53,104	9/30/2025	HUB	553	-	553
CLP	53,657	USD	53,111	9/30/2025	HUB	546	-	546
CLP	53,657	USD	53,158	9/30/2025	HUB	499	-	499
CLP	53,657	USD	53,165	9/30/2025	HUB	492	-	492
CLP	53,657	USD	53,180	9/30/2025	HUB	477	-	477
CLP	53,657	USD	53,189	9/30/2025	HUB	468	-	468
CLP	53,657	USD	53,193	9/30/2025	HUB	464	-	464
CLP	53,657	USD	53,196	9/30/2025	HUB	461	-	461
CLP	53,657	USD	53,200	9/30/2025	HUB	457	-	457
CLP	53,657	USD	53,202	9/30/2025	HUB	455	-	455

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	53,657	USD	53,208	9/30/2025	HUB	$449	$-	$449
CLP	53,657	USD	53,211	9/30/2025	HUB	446	-	446
CLP	53,657	USD	53,262	9/30/2025	HUB	395	-	395
CLP	53,657	USD	53,369	9/30/2025	HUB	288	-	288
CLP	53,657	USD	53,438	9/30/2025	HUB	219	-	219
CLP	53,657	USD	53,505	9/30/2025	HUB	152	-	152
CLP	53,657	USD	53,598	9/30/2025	HUB	59	-	59
CLP	53,657	USD	53,600	9/30/2025	HUB	57	-	57
CLP	53,657	USD	53,602	9/30/2025	HUB	55	-	55
CLP	53,657	USD	53,735	9/30/2025	HUB	-	(78)	(78)
CLP	53,657	USD	53,749	9/30/2025	HUB	-	(92)	(92)
CLP	53,657	USD	53,757	9/30/2025	HUB	-	(100)	(100)
CLP	53,657	USD	53,766	9/30/2025	HUB	-	(109)	(109)
CLP	53,657	USD	53,774	9/30/2025	HUB	-	(117)	(117)
CLP	53,657	USD	53,781	9/30/2025	HUB	-	(124)	(124)
CLP	53,657	USD	53,785	9/30/2025	HUB	-	(128)	(128)
CLP	53,657	USD	53,786	9/30/2025	HUB	-	(129)	(129)
CLP	53,657	USD	53,802	9/30/2025	HUB	-	(145)	(145)
CLP	53,657	USD	53,805	9/30/2025	HUB	-	(148)	(148)
CLP	53,657	USD	53,808	9/30/2025	HUB	-	(151)	(151)
CLP	53,657	USD	53,810	9/30/2025	HUB	-	(153)	(153)
CLP	53,657	USD	53,821	9/30/2025	HUB	-	(164)	(164)
CLP	53,657	USD	53,822	9/30/2025	HUB	-	(165)	(165)
CLP	53,657	USD	53,823	9/30/2025	HUB	-	(166)	(166)
CLP	53,657	USD	53,829	9/30/2025	HUB	-	(172)	(172)
CLP	107,314	USD	106,113	9/30/2025	HUB	1,201	-	1,201
CLP	53,657	USD	53,067	9/30/2025	HUB	590	-	590
CLP	53,657	USD	53,067	9/30/2025	HUB	590	-	590
CLP	107,314	USD	106,170	9/30/2025	HUB	1,144	-	1,144
CLP	107,314	USD	106,181	9/30/2025	HUB	1,133	-	1,133
CLP	107,314	USD	106,207	9/30/2025	HUB	1,107	-	1,107
CLP	107,314	USD	106,216	9/30/2025	HUB	1,098	-	1,098
CLP	107,314	USD	106,271	9/30/2025	HUB	1,043	-	1,043
CLP	107,314	USD	106,281	9/30/2025	HUB	1,033	-	1,033
CLP	107,314	USD	106,291	9/30/2025	HUB	1,023	-	1,023
CLP	107,314	USD	106,304	9/30/2025	HUB	1,010	-	1,010
CLP	107,314	USD	106,306	9/30/2025	HUB	1,008	-	1,008
CLP	107,314	USD	106,316	9/30/2025	HUB	998	-	998
CLP	107,314	USD	106,348	9/30/2025	HUB	966	-	966
CLP	107,314	USD	106,369	9/30/2025	HUB	945	-	945
CLP	107,314	USD	106,391	9/30/2025	HUB	923	-	923
CLP	107,314	USD	106,395	9/30/2025	HUB	919	-	919
CLP	107,314	USD	106,405	9/30/2025	HUB	909	-	909
CLP	107,314	USD	106,415	9/30/2025	HUB	899	-	899
CLP	107,314	USD	106,417	9/30/2025	HUB	897	-	897
CLP	107,314	USD	106,428	9/30/2025	HUB	886	-	886
CLP	107,314	USD	106,442	9/30/2025	HUB	872	-	872
CLP	107,314	USD	106,443	9/30/2025	HUB	871	-	871
CLP	107,314	USD	106,514	9/30/2025	HUB	800	-	800
CLP	107,314	USD	106,526	9/30/2025	HUB	788	-	788
CLP	107,314	USD	106,542	9/30/2025	HUB	772	-	772
CLP	107,314	USD	106,548	9/30/2025	HUB	766	-	766
CLP	107,314	USD	106,612	9/30/2025	HUB	702	-	702
CLP	107,314	USD	106,618	9/30/2025	HUB	696	-	696
CLP	107,314	USD	106,682	9/30/2025	HUB	632	-	632
CLP	107,314	USD	106,725	9/30/2025	HUB	589	-	589
CLP	107,314	USD	106,738	9/30/2025	HUB	576	-	576
CLP	107,314	USD	106,741	9/30/2025	HUB	573	-	573
CLP	107,314	USD	106,791	9/30/2025	HUB	523	-	523

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	107,314	USD	106,842	9/30/2025	HUB	$472	$-	$472
CLP	107,314	USD	106,847	9/30/2025	HUB	467	-	467
CLP	107,314	USD	106,868	9/30/2025	HUB	446	-	446
CLP	107,314	USD	106,869	9/30/2025	HUB	445	-	445
CLP	107,314	USD	106,973	9/30/2025	HUB	341	-	341
CLP	107,314	USD	107,017	9/30/2025	HUB	297	-	297
CLP	107,314	USD	107,071	9/30/2025	HUB	243	-	243
CLP	107,314	USD	107,079	9/30/2025	HUB	235	-	235
CLP	107,314	USD	107,118	9/30/2025	HUB	196	-	196
CLP	107,314	USD	107,129	9/30/2025	HUB	185	-	185
CLP	107,314	USD	107,181	9/30/2025	HUB	133	-	133
CLP	107,314	USD	107,192	9/30/2025	HUB	122	-	122
CLP	107,314	USD	107,227	9/30/2025	HUB	87	-	87
CLP	107,314	USD	107,403	9/30/2025	HUB	-	(89)	(89)
CLP	107,314	USD	107,465	9/30/2025	HUB	-	(151)	(151)
CLP	107,314	USD	107,471	9/30/2025	HUB	-	(157)	(157)
CLP	53,657	USD	53,741	9/30/2025	HUB	-	(84)	(84)
CLP	53,657	USD	53,741	9/30/2025	HUB	-	(84)	(84)
CLP	53,657	USD	53,744	9/30/2025	HUB	-	(87)	(87)
CLP	53,657	USD	53,744	9/30/2025	HUB	-	(87)	(87)
CLP	107,314	USD	107,491	9/30/2025	HUB	-	(177)	(177)
CLP	107,314	USD	107,494	9/30/2025	HUB	-	(180)	(180)
CLP	107,314	USD	107,505	9/30/2025	HUB	-	(191)	(191)
CLP	107,314	USD	107,508	9/30/2025	HUB	-	(194)	(194)
CLP	107,314	USD	107,515	9/30/2025	HUB	-	(201)	(201)
CLP	107,314	USD	107,520	9/30/2025	HUB	-	(206)	(206)
CLP	107,314	USD	107,538	9/30/2025	HUB	-	(224)	(224)
CLP	53,657	USD	53,777	9/30/2025	HUB	-	(120)	(120)
CLP	53,657	USD	53,777	9/30/2025	HUB	-	(120)	(120)
CLP	107,314	USD	107,572	9/30/2025	HUB	-	(258)	(258)
CLP	107,314	USD	107,581	9/30/2025	HUB	-	(267)	(267)
CLP	107,314	USD	107,588	9/30/2025	HUB	-	(274)	(274)
CLP	107,314	USD	107,603	9/30/2025	HUB	-	(289)	(289)
CLP	53,657	USD	53,804	9/30/2025	HUB	-	(147)	(147)
CLP	53,657	USD	53,804	9/30/2025	HUB	-	(147)	(147)
CLP	107,314	USD	107,623	9/30/2025	HUB	-	(309)	(309)
CLP	107,314	USD	107,629	9/30/2025	HUB	-	(315)	(315)
CLP	107,314	USD	107,639	9/30/2025	HUB	-	(325)	(325)
CLP	107,314	USD	107,648	9/30/2025	HUB	-	(334)	(334)
CLP	107,314	USD	107,656	9/30/2025	HUB	-	(342)	(342)
CLP	107,314	USD	107,661	9/30/2025	HUB	-	(347)	(347)
CLP	160,971	USD	158,935	9/30/2025	HUB	2,036	-	2,036
CLP	160,971	USD	159,022	9/30/2025	HUB	1,949	-	1,949
CLP	160,971	USD	159,223	9/30/2025	HUB	1,748	-	1,748
CLP	160,971	USD	159,269	9/30/2025	HUB	1,702	-	1,702
CLP	160,971	USD	159,279	9/30/2025	HUB	1,692	-	1,692
CLP	160,971	USD	159,298	9/30/2025	HUB	1,673	-	1,673
CLP	160,971	USD	159,303	9/30/2025	HUB	1,668	-	1,668
CLP	160,971	USD	159,308	9/30/2025	HUB	1,663	-	1,663
CLP	160,971	USD	159,350	9/30/2025	HUB	1,621	-	1,621
CLP	160,971	USD	159,361	9/30/2025	HUB	1,610	-	1,610
CLP	160,971	USD	159,417	9/30/2025	HUB	1,554	-	1,554
CLP	160,971	USD	159,445	9/30/2025	HUB	1,526	-	1,526
CLP	160,971	USD	159,581	9/30/2025	HUB	1,390	-	1,390
CLP	160,971	USD	159,583	9/30/2025	HUB	1,388	-	1,388
CLP	160,971	USD	159,594	9/30/2025	HUB	1,377	-	1,377
CLP	160,971	USD	159,595	9/30/2025	HUB	1,376	-	1,376
CLP	160,971	USD	159,612	9/30/2025	HUB	1,359	-	1,359
CLP	160,971	USD	159,635	9/30/2025	HUB	1,336	-	1,336

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	160,971	USD	159,644	9/30/2025	HUB	$1,327	$-	$1,327
CLP	160,971	USD	159,673	9/30/2025	HUB	1,298	-	1,298
CLP	160,971	USD	159,693	9/30/2025	HUB	1,278	-	1,278
CLP	160,971	USD	159,697	9/30/2025	HUB	1,274	-	1,274
CLP	160,971	USD	159,819	9/30/2025	HUB	1,152	-	1,152
CLP	160,971	USD	159,828	9/30/2025	HUB	1,143	-	1,143
CLP	160,971	USD	159,846	9/30/2025	HUB	1,125	-	1,125
CLP	160,971	USD	159,853	9/30/2025	HUB	1,118	-	1,118
CLP	160,971	USD	159,877	9/30/2025	HUB	1,094	-	1,094
CLP	160,971	USD	159,882	9/30/2025	HUB	1,089	-	1,089
CLP	160,971	USD	159,896	9/30/2025	HUB	1,075	-	1,075
CLP	160,971	USD	159,932	9/30/2025	HUB	1,039	-	1,039
CLP	160,971	USD	159,940	9/30/2025	HUB	1,031	-	1,031
CLP	160,971	USD	159,947	9/30/2025	HUB	1,024	-	1,024
CLP	160,971	USD	159,964	9/30/2025	HUB	1,007	-	1,007
CLP	160,971	USD	159,991	9/30/2025	HUB	980	-	980
CLP	160,971	USD	159,993	9/30/2025	HUB	978	-	978
CLP	160,971	USD	160,017	9/30/2025	HUB	954	-	954
CLP	160,971	USD	160,060	9/30/2025	HUB	911	-	911
CLP	160,971	USD	160,119	9/30/2025	HUB	852	-	852
CLP	160,971	USD	160,263	9/30/2025	HUB	708	-	708
CLP	160,971	USD	160,289	9/30/2025	HUB	682	-	682
CLP	160,971	USD	160,306	9/30/2025	HUB	665	-	665
CLP	160,971	USD	160,313	9/30/2025	HUB	658	-	658
CLP	160,971	USD	160,332	9/30/2025	HUB	639	-	639
CLP	160,971	USD	160,382	9/30/2025	HUB	589	-	589
CLP	160,971	USD	160,397	9/30/2025	HUB	574	-	574
CLP	160,971	USD	160,434	9/30/2025	HUB	537	-	537
CLP	160,971	USD	160,469	9/30/2025	HUB	502	-	502
CLP	160,971	USD	160,701	9/30/2025	HUB	270	-	270
CLP	160,971	USD	160,706	9/30/2025	HUB	265	-	265
CLP	160,971	USD	160,740	9/30/2025	HUB	231	-	231
CLP	160,971	USD	160,827	9/30/2025	HUB	144	-	144
CLP	160,971	USD	160,916	9/30/2025	HUB	55	-	55
CLP	160,971	USD	160,982	9/30/2025	HUB	-	(11)	(11)
CLP	160,971	USD	160,984	9/30/2025	HUB	-	(13)	(13)
CLP	160,971	USD	161,091	9/30/2025	HUB	-	(120)	(120)
CLP	160,971	USD	161,103	9/30/2025	HUB	-	(132)	(132)
CLP	160,971	USD	161,236	9/30/2025	HUB	-	(265)	(265)
CLP	160,971	USD	161,243	9/30/2025	HUB	-	(272)	(272)
CLP	160,971	USD	161,259	9/30/2025	HUB	-	(288)	(288)
CLP	160,971	USD	161,269	9/30/2025	HUB	-	(298)	(298)
CLP	160,971	USD	161,281	9/30/2025	HUB	-	(310)	(310)
CLP	160,971	USD	161,288	9/30/2025	HUB	-	(317)	(317)
CLP	160,971	USD	161,335	9/30/2025	HUB	-	(364)	(364)
CLP	160,971	USD	161,346	9/30/2025	HUB	-	(375)	(375)
CLP	214,628	USD	211,884	9/30/2025	HUB	2,744	-	2,744
CLP	214,628	USD	212,236	9/30/2025	HUB	2,392	-	2,392
CLP	214,628	USD	212,343	9/30/2025	HUB	2,285	-	2,285
CLP	214,628	USD	212,345	9/30/2025	HUB	2,283	-	2,283
CLP	214,628	USD	212,384	9/30/2025	HUB	2,244	-	2,244
CLP	107,314	USD	106,194	9/30/2025	HUB	1,120	-	1,120
CLP	107,314	USD	106,194	9/30/2025	HUB	1,120	-	1,120
CLP	214,628	USD	212,433	9/30/2025	HUB	2,195	-	2,195
CLP	214,628	USD	212,438	9/30/2025	HUB	2,190	-	2,190
CLP	214,628	USD	212,729	9/30/2025	HUB	1,899	-	1,899
CLP	214,628	USD	212,752	9/30/2025	HUB	1,876	-	1,876
CLP	214,628	USD	212,791	9/30/2025	HUB	1,837	-	1,837
CLP	107,314	USD	106,402	9/30/2025	HUB	912	-	912

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	107,314	USD	106,402	9/30/2025	HUB	$912	$-	$912
CLP	214,628	USD	212,942	9/30/2025	HUB	1,686	-	1,686
CLP	214,628	USD	213,110	9/30/2025	HUB	1,518	-	1,518
CLP	214,628	USD	213,215	9/30/2025	HUB	1,413	-	1,413
CLP	214,628	USD	213,233	9/30/2025	HUB	1,395	-	1,395
CLP	214,628	USD	213,251	9/30/2025	HUB	1,377	-	1,377
CLP	214,628	USD	213,263	9/30/2025	HUB	1,365	-	1,365
CLP	214,628	USD	213,535	9/30/2025	HUB	1,093	-	1,093
CLP	214,628	USD	213,552	9/30/2025	HUB	1,076	-	1,076
CLP	214,628	USD	213,602	9/30/2025	HUB	1,026	-	1,026
CLP	214,628	USD	213,629	9/30/2025	HUB	999	-	999
CLP	214,628	USD	213,726	9/30/2025	HUB	902	-	902
CLP	214,628	USD	213,730	9/30/2025	HUB	898	-	898
CLP	214,628	USD	213,844	9/30/2025	HUB	784	-	784
CLP	214,628	USD	213,965	9/30/2025	HUB	663	-	663
CLP	214,628	USD	214,700	9/30/2025	HUB	-	(72)	(72)
CLP	214,628	USD	214,707	9/30/2025	HUB	-	(79)	(79)
CLP	214,628	USD	214,878	9/30/2025	HUB	-	(250)	(250)
CLP	214,628	USD	215,021	9/30/2025	HUB	-	(393)	(393)
CLP	214,628	USD	215,023	9/30/2025	HUB	-	(395)	(395)
CLP	214,628	USD	215,028	9/30/2025	HUB	-	(400)	(400)
CLP	214,628	USD	215,093	9/30/2025	HUB	-	(465)	(465)
CLP	214,628	USD	215,146	9/30/2025	HUB	-	(518)	(518)
CLP	214,628	USD	215,218	9/30/2025	HUB	-	(590)	(590)
CLP	268,285	USD	266,510	9/30/2025	HUB	1,775	-	1,775
CLP	268,285	USD	266,581	9/30/2025	HUB	1,704	-	1,704
CLP	268,285	USD	266,709	9/30/2025	HUB	1,576	-	1,576
CLP	268,285	USD	267,128	9/30/2025	HUB	1,157	-	1,157
CLP	268,285	USD	267,151	9/30/2025	HUB	1,134	-	1,134
CLP	268,285	USD	267,154	9/30/2025	HUB	1,131	-	1,131
CLP	268,285	USD	267,242	9/30/2025	HUB	1,043	-	1,043
CLP	268,285	USD	267,268	9/30/2025	HUB	1,017	-	1,017
CLP	268,285	USD	267,285	9/30/2025	HUB	1,000	-	1,000
CLP	268,285	USD	267,382	9/30/2025	HUB	903	-	903
CLP	268,285	USD	268,805	9/30/2025	HUB	-	(520)	(520)
CLP	268,285	USD	268,872	9/30/2025	HUB	-	(587)	(587)
CLP	268,285	USD	268,999	9/30/2025	HUB	-	(714)	(714)
CLP	107,314	USD	106,148	9/30/2025	HUB	1,166	-	1,166
CLP	107,314	USD	106,148	9/30/2025	HUB	1,166	-	1,166
CLP	107,314	USD	106,148	9/30/2025	HUB	1,166	-	1,166
CLP	160,971	USD	159,225	9/30/2025	HUB	1,746	-	1,746
CLP	160,971	USD	159,225	9/30/2025	HUB	1,746	-	1,746
CLP	321,942	USD	318,569	9/30/2025	HUB	3,373	-	3,373
CLP	107,314	USD	106,449	9/30/2025	HUB	865	-	865
CLP	107,314	USD	106,449	9/30/2025	HUB	865	-	865
CLP	107,314	USD	106,449	9/30/2025	HUB	865	-	865
CLP	321,942	USD	319,635	9/30/2025	HUB	2,307	-	2,307
CLP	321,942	USD	320,420	9/30/2025	HUB	1,522	-	1,522
CLP	321,942	USD	320,523	9/30/2025	HUB	1,419	-	1,419
CLP	321,942	USD	320,667	9/30/2025	HUB	1,275	-	1,275
CLP	321,942	USD	320,831	9/30/2025	HUB	1,111	-	1,111
CLP	321,942	USD	320,907	9/30/2025	HUB	1,035	-	1,035
CLP	321,942	USD	320,917	9/30/2025	HUB	1,025	-	1,025
CLP	321,942	USD	320,972	9/30/2025	HUB	970	-	970
CLP	321,942	USD	321,047	9/30/2025	HUB	895	-	895
CLP	321,942	USD	322,223	9/30/2025	HUB	-	(281)	(281)
CLP	160,971	USD	161,268	9/30/2025	HUB	-	(297)	(297)
CLP	160,971	USD	161,268	9/30/2025	HUB	-	(297)	(297)
CLP	375,599	USD	371,988	9/30/2025	HUB	3,611	-	3,611

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	375,599	USD	372,538	9/30/2025	HUB	$3,061	$-	$3,061
CLP	375,599	USD	372,820	9/30/2025	HUB	2,779	-	2,779
CLP	375,599	USD	372,927	9/30/2025	HUB	2,672	-	2,672
CLP	375,599	USD	373,839	9/30/2025	HUB	1,760	-	1,760
CLP	375,599	USD	373,894	9/30/2025	HUB	1,705	-	1,705
CLP	375,599	USD	374,007	9/30/2025	HUB	1,592	-	1,592
CLP	375,599	USD	374,207	9/30/2025	HUB	1,392	-	1,392
CLP	375,599	USD	374,517	9/30/2025	HUB	1,082	-	1,082
CLP	429,257	USD	424,345	9/30/2025	HUB	4,912	-	4,912
CLP	429,257	USD	425,528	9/30/2025	HUB	3,729	-	3,729
CLP	429,257	USD	425,908	9/30/2025	HUB	3,349	-	3,349
CLP	429,257	USD	425,954	9/30/2025	HUB	3,303	-	3,303
CLP	429,257	USD	427,927	9/30/2025	HUB	1,330	-	1,330
CLP	429,257	USD	428,019	9/30/2025	HUB	1,238	-	1,238
CLP	482,914	USD	477,621	9/30/2025	HUB	5,293	-	5,293
CLP	536,571	USD	532,737	9/30/2025	HUB	3,834	-	3,834
CLP	321,942	USD	320,574	9/30/2025	HUB	1,368	-	1,368
CLP	321,942	USD	320,574	9/30/2025	HUB	1,368	-	1,368
CLP	375,599	USD	374,143	9/30/2025	HUB	1,456	-	1,456
CLP	375,599	USD	374,143	9/30/2025	HUB	1,456	-	1,456
CLP	1,335,465	USD	1,326,340	9/30/2025	HUB	9,125	-	9,125
CLP	1,669,331	USD	1,656,732	9/30/2025	HUB	12,599	-	12,599
USD	55,787	ZAR	56,485	7/1/2025	NWM	-	(698)	(698)
USD	55,915	ZAR	56,485	7/1/2025	NWM	-	(570)	(570)
USD	55,929	ZAR	56,485	7/1/2025	NWM	-	(556)	(556)
USD	55,985	ZAR	56,486	7/1/2025	NWM	-	(501)	(501)
USD	83,668	ZAR	84,727	7/1/2025	NWM	-	(1,059)	(1,059)
USD	83,706	ZAR	84,728	7/1/2025	NWM	-	(1,022)	(1,022)
USD	83,739	ZAR	84,727	7/1/2025	NWM	-	(988)	(988)
USD	83,773	ZAR	84,728	7/1/2025	NWM	-	(955)	(955)
USD	83,782	ZAR	84,728	7/1/2025	NWM	-	(946)	(946)
USD	83,784	ZAR	84,728	7/1/2025	NWM	-	(944)	(944)
USD	83,840	ZAR	84,728	7/1/2025	NWM	-	(888)	(888)
EUR	117,795	GBP	117,270	7/1/2025	NWM	525	-	525
EUR	117,795	GBP	117,305	7/1/2025	NWM	490	-	490
EUR	117,795	GBP	117,313	7/1/2025	NWM	482	-	482
EUR	117,795	GBP	117,319	7/1/2025	NWM	476	-	476
EUR	117,795	GBP	117,341	7/1/2025	NWM	454	-	454
CHF	126,032	USD	125,080	7/1/2025	NWM	952	-	952
CHF	126,032	USD	125,114	7/1/2025	NWM	918	-	918
EUR	117,795	SEK	117,102	7/1/2025	NWM	693	-	693
EUR	117,795	SEK	117,166	7/1/2025	NWM	629	-	629
EUR	117,795	SEK	117,203	7/1/2025	NWM	592	-	592
EUR	117,795	SEK	117,240	7/1/2025	NWM	555	-	555
EUR	117,795	SEK	117,432	7/1/2025	NWM	363	-	363
EUR	117,795	SEK	117,555	7/1/2025	NWM	240	-	240
EUR	117,795	SEK	117,561	7/1/2025	NWM	234	-	234
EUR	117,795	SEK	117,591	7/1/2025	NWM	204	-	204
USD	111,534	ZAR	112,970	7/1/2025	NWM	-	(1,436)	(1,436)
USD	111,693	ZAR	112,971	7/1/2025	NWM	-	(1,278)	(1,278)
USD	139,439	ZAR	141,213	7/1/2025	NWM	-	(1,774)	(1,774)
USD	139,623	ZAR	141,213	7/1/2025	NWM	-	(1,590)	(1,590)
USD	139,640	ZAR	141,213	7/1/2025	NWM	-	(1,573)	(1,573)
USD	139,750	ZAR	141,213	7/1/2025	NWM	-	(1,463)	(1,463)
USD	139,822	ZAR	141,213	7/1/2025	NWM	-	(1,391)	(1,391)
USD	167,562	ZAR	169,456	7/1/2025	NWM	-	(1,894)	(1,894)
USD	167,563	ZAR	169,456	7/1/2025	NWM	-	(1,893)	(1,893)
USD	167,577	ZAR	169,456	7/1/2025	NWM	-	(1,879)	(1,879)
USD	167,581	ZAR	169,456	7/1/2025	NWM	-	(1,875)	(1,875)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	195,390	ZAR	197,698	7/1/2025	NWM	$-	$(2,308)	$(2,308)
USD	195,419	ZAR	197,698	7/1/2025	NWM	-	(2,279)	(2,279)
USD	195,464	ZAR	197,698	7/1/2025	NWM	-	(2,234)	(2,234)
EUR	235,590	GBP	234,610	7/1/2025	NWM	980	-	980
CHF	252,064	USD	250,244	7/1/2025	NWM	1,820	-	1,820
CHF	252,064	USD	250,335	7/1/2025	NWM	1,729	-	1,729
CHF	252,064	USD	250,370	7/1/2025	NWM	1,694	-	1,694
EUR	235,590	SEK	234,652	7/1/2025	NWM	938	-	938
EUR	235,590	SEK	235,284	7/1/2025	NWM	306	-	306
EUR	235,590	SEK	235,389	7/1/2025	NWM	201	-	201
USD	223,338	ZAR	225,941	7/1/2025	NWM	-	(2,603)	(2,603)
EUR	353,385	GBP	352,072	7/1/2025	NWM	1,313	-	1,313
CHF	378,096	USD	375,438	7/1/2025	NWM	2,658	-	2,658
CHF	378,096	USD	375,625	7/1/2025	NWM	2,471	-	2,471
CHF	378,096	USD	375,766	7/1/2025	NWM	2,330	-	2,330
EUR	353,385	HUF	353,317	7/1/2025	NWM	68	-	68
CHF	504,128	USD	500,890	7/1/2025	NWM	3,238	-	3,238
CHF	630,159	USD	625,328	7/1/2025	NWM	4,831	-	4,831
USD	556,135	HUF	560,051	7/1/2025	NWM	-	(3,916)	(3,916)
CHF	756,191	USD	749,316	7/1/2025	NWM	6,875	-	6,875
CHF	756,191	USD	751,729	7/1/2025	NWM	4,462	-	4,462
EUR	824,565	GBP	818,158	7/1/2025	NWM	6,407	-	6,407
CHF	882,223	USD	875,974	7/1/2025	NWM	6,249	-	6,249
CHF	882,223	USD	876,446	7/1/2025	NWM	5,777	-	5,777
USD	710,199	CHF	714,181	7/1/2025	NWM	-	(3,982)	(3,982)
CHF	1,008,255	USD	1,001,794	7/1/2025	NWM	6,461	-	6,461
CHF	1,008,255	USD	1,002,180	7/1/2025	NWM	6,075	-	6,075
CHF	1,008,255	USD	1,002,293	7/1/2025	NWM	5,962	-	5,962
CHF	1,008,255	USD	1,002,544	7/1/2025	NWM	5,711	-	5,711
CHF	1,260,319	USD	1,254,690	7/1/2025	NWM	5,629	-	5,629
GBP	1,993,564	EUR	2,002,516	7/1/2025	NWM	-	(8,952)	(8,952)
USD	11,066,030	CHF	11,132,817	7/1/2025	NWM	-	(66,787)	(66,787)
SEK	1,641,698	EUR	1,649,131	7/1/2025	NWM	-	(7,433)	(7,433)
ZAR	3,247,899	USD	3,250,627	7/1/2025	NWM	-	(2,728)	(2,728)
HUF	352,497	EUR	353,385	7/1/2025	NWM	-	(888)	(888)
HUF	560,051	USD	559,282	7/1/2025	NWM	769	-	769
EUR	117,795	GBP	117,357	7/2/2025	NWM	438	-	438
EUR	117,795	GBP	117,433	7/2/2025	NWM	362	-	362
EUR	117,795	GBP	117,453	7/2/2025	NWM	342	-	342
EUR	117,795	GBP	117,469	7/2/2025	NWM	326	-	326
EUR	117,795	GBP	117,482	7/2/2025	NWM	313	-	313
EUR	117,795	GBP	117,722	7/2/2025	NWM	73	-	73
EUR	117,795	GBP	117,783	7/2/2025	NWM	12	-	12
CHF	126,032	USD	119,231	7/2/2025	NWM	6,801	-	6,801
CHF	126,032	USD	122,018	7/2/2025	NWM	4,014	-	4,014
CHF	126,032	USD	124,333	7/2/2025	NWM	1,699	-	1,699
CHF	126,032	USD	125,312	7/2/2025	NWM	720	-	720
EUR	117,795	SEK	117,503	7/2/2025	NWM	292	-	292
EUR	117,795	SEK	117,582	7/2/2025	NWM	213	-	213
EUR	117,795	SEK	117,708	7/2/2025	NWM	87	-	87
EUR	117,795	SEK	117,754	7/2/2025	NWM	41	-	41
EUR	117,795	SEK	117,785	7/2/2025	NWM	10	-	10
EUR	117,795	SEK	117,793	7/2/2025	NWM	2	-	2
EUR	117,795	SEK	117,968	7/2/2025	NWM	-	(173)	(173)
USD	119,231	CHF	126,032	7/2/2025	NWM	-	(6,801)	(6,801)
USD	176,429	HUF	176,858	7/2/2025	NWM	-	(429)	(429)
EUR	235,590	GBP	234,929	7/2/2025	NWM	661	-	661
EUR	235,590	GBP	234,959	7/2/2025	NWM	631	-	631
EUR	235,590	GBP	234,967	7/2/2025	NWM	623	-	623

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	235,590	GBP	234,984	7/2/2025	NWM	$606	$-	$606
EUR	235,590	GBP	235,091	7/2/2025	NWM	499	-	499
EUR	235,590	GBP	235,159	7/2/2025	NWM	431	-	431
EUR	235,590	GBP	235,299	7/2/2025	NWM	291	-	291
EUR	235,590	GBP	235,464	7/2/2025	NWM	126	-	126
CHF	252,064	USD	250,589	7/2/2025	NWM	1,475	-	1,475
EUR	235,590	SEK	235,369	7/2/2025	NWM	221	-	221
EUR	353,385	GBP	352,459	7/2/2025	NWM	926	-	926
CHF	378,096	USD	366,392	7/2/2025	NWM	11,704	-	11,704
CHF	378,096	USD	376,185	7/2/2025	NWM	1,911	-	1,911
CHF	378,096	USD	376,294	7/2/2025	NWM	1,802	-	1,802
EUR	353,385	SEK	351,733	7/2/2025	NWM	1,652	-	1,652
EUR	353,385	HUF	352,583	7/2/2025	NWM	802	-	802
USD	366,392	CHF	378,096	7/2/2025	NWM	-	(11,704)	(11,704)
CHF	504,128	USD	482,293	7/2/2025	NWM	21,835	-	21,835
CHF	504,128	USD	489,651	7/2/2025	NWM	14,477	-	14,477
CHF	504,128	USD	501,738	7/2/2025	NWM	2,390	-	2,390
CHF	504,128	USD	501,870	7/2/2025	NWM	2,258	-	2,258
CHF	504,128	USD	502,002	7/2/2025	NWM	2,126	-	2,126
EUR	471,180	SEK	462,057	7/2/2025	NWM	9,123	-	9,123
USD	482,292	CHF	504,127	7/2/2025	NWM	-	(21,835)	(21,835)
USD	489,651	CHF	504,128	7/2/2025	NWM	-	(14,477)	(14,477)
ILS	148,443	USD	148,408	7/2/2025	NWM	35	-	35
EUR	588,975	GBP	586,320	7/2/2025	NWM	2,655	-	2,655
CHF	630,159	USD	626,935	7/2/2025	NWM	3,224	-	3,224
CHF	630,159	USD	627,376	7/2/2025	NWM	2,783	-	2,783
CHF	714,181	USD	710,287	7/2/2025	NWM	3,894	-	3,894
EUR	706,770	GBP	703,683	7/2/2025	NWM	3,087	-	3,087
CHF	756,191	USD	751,230	7/2/2025	NWM	4,961	-	4,961
CHF	756,191	USD	751,832	7/2/2025	NWM	4,359	-	4,359
CHF	756,191	USD	752,087	7/2/2025	NWM	4,104	-	4,104
CHF	756,191	USD	754,470	7/2/2025	NWM	1,721	-	1,721
EUR	706,770	SEK	689,754	7/2/2025	NWM	17,016	-	17,016
CHF	882,223	USD	876,259	7/2/2025	NWM	5,964	-	5,964
CHF	882,223	USD	877,226	7/2/2025	NWM	4,997	-	4,997
CHF	882,223	USD	878,128	7/2/2025	NWM	4,095	-	4,095
USD	702,924	ZAR	706,066	7/2/2025	NWM	-	(3,142)	(3,142)
USD	732,737	ZAR	734,307	7/2/2025	NWM	-	(1,570)	(1,570)
CHF	957,215	USD	938,082	7/2/2025	NWM	19,133	-	19,133
CHF	1,008,255	USD	973,870	7/2/2025	NWM	34,385	-	34,385
EUR	942,361	SEK	914,271	7/2/2025	NWM	28,090	-	28,090
USD	938,081	CHF	957,214	7/2/2025	NWM	-	(19,133)	(19,133)
USD	973,871	CHF	1,008,256	7/2/2025	NWM	-	(34,385)	(34,385)
USD	985,205	ZAR	988,491	7/2/2025	NWM	-	(3,286)	(3,286)
ILS	296,886	USD	296,764	7/2/2025	NWM	122	-	122
CHF	1,260,319	USD	1,222,863	7/2/2025	NWM	37,456	-	37,456
CHF	1,386,351	USD	1,347,981	7/2/2025	NWM	38,370	-	38,370
SEK	117,276	EUR	117,795	7/2/2025	NWM	-	(519)	(519)
CHF	1,503,468	USD	1,439,193	7/2/2025	NWM	64,275	-	64,275
EUR	1,413,541	SEK	1,379,275	7/2/2025	NWM	34,266	-	34,266
USD	1,222,863	CHF	1,260,319	7/2/2025	NWM	-	(37,456)	(37,456)
CHF	1,582,150	USD	1,552,518	7/2/2025	NWM	29,632	-	29,632
CHF	1,638,415	USD	1,586,724	7/2/2025	NWM	51,691	-	51,691
CHF	1,638,415	USD	1,589,611	7/2/2025	NWM	48,804	-	48,804
USD	1,347,981	CHF	1,386,351	7/2/2025	NWM	-	(38,370)	(38,370)
CHF	1,764,446	USD	1,675,984	7/2/2025	NWM	88,462	-	88,462
EUR	1,649,131	SEK	1,641,702	7/2/2025	NWM	7,429	-	7,429
EUR	1,649,131	SEK	1,647,479	7/2/2025	NWM	1,652	-	1,652
USD	1,439,193	CHF	1,503,468	7/2/2025	NWM	-	(64,275)	(64,275)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	1,890,478	USD	1,825,350	7/2/2025	NWM	$65,128	$-	$65,128
USD	1,552,518	CHF	1,582,150	7/2/2025	NWM	-	(29,632)	(29,632)
USD	1,586,724	CHF	1,638,415	7/2/2025	NWM	-	(51,691)	(51,691)
USD	1,589,611	CHF	1,638,415	7/2/2025	NWM	-	(48,804)	(48,804)
CHF	2,016,510	USD	1,941,235	7/2/2025	NWM	75,275	-	75,275
CHF	2,058,520	USD	2,040,748	7/2/2025	NWM	17,772	-	17,772
USD	1,675,984	CHF	1,764,446	7/2/2025	NWM	-	(88,462)	(88,462)
CHF	2,184,554	USD	2,156,253	7/2/2025	NWM	28,301	-	28,301
USD	1,825,350	CHF	1,890,478	7/2/2025	NWM	-	(65,128)	(65,128)
USD	1,941,235	CHF	2,016,510	7/2/2025	NWM	-	(75,275)	(75,275)
CHF	2,646,670	USD	2,555,644	7/2/2025	NWM	91,026	-	91,026
USD	2,156,253	CHF	2,184,554	7/2/2025	NWM	-	(28,301)	(28,301)
SEK	230,506	EUR	235,590	7/2/2025	NWM	-	(5,084)	(5,084)
SEK	230,825	EUR	235,590	7/2/2025	NWM	-	(4,765)	(4,765)
CHF	2,772,701	USD	2,688,478	7/2/2025	NWM	84,223	-	84,223
EUR	2,726,207	SEK	2,725,583	7/2/2025	NWM	624	-	624
CHF	3,024,765	USD	2,835,093	7/2/2025	NWM	189,672	-	189,672
CHF	3,150,797	USD	3,070,049	7/2/2025	NWM	80,748	-	80,748
USD	2,555,644	CHF	2,646,670	7/2/2025	NWM	-	(91,026)	(91,026)
CHF	3,276,829	USD	3,168,473	7/2/2025	NWM	108,356	-	108,356
CHF	3,381,047	USD	3,111,612	7/2/2025	NWM	269,435	-	269,435
USD	2,688,479	CHF	2,772,702	7/2/2025	NWM	-	(84,223)	(84,223)
USD	2,835,093	CHF	3,024,765	7/2/2025	NWM	-	(189,672)	(189,672)
USD	3,111,612	CHF	3,381,047	7/2/2025	NWM	-	(269,435)	(269,435)
USD	3,168,473	CHF	3,276,829	7/2/2025	NWM	-	(108,356)	(108,356)
CHF	4,001,512	USD	3,748,680	7/2/2025	NWM	252,832	-	252,832
SEK	346,553	EUR	353,386	7/2/2025	NWM	-	(6,833)	(6,833)
SEK	347,106	EUR	353,386	7/2/2025	NWM	-	(6,280)	(6,280)
SEK	347,215	EUR	353,385	7/2/2025	NWM	-	(6,170)	(6,170)
EUR	4,005,032	SEK	3,979,032	7/2/2025	NWM	26,000	-	26,000
USD	3,748,680	CHF	4,001,512	7/2/2025	NWM	-	(252,832)	(252,832)
EUR	4,476,212	SEK	4,442,163	7/2/2025	NWM	34,049	-	34,049
CHF	5,419,371	USD	5,155,520	7/2/2025	NWM	263,851	-	263,851
CHF	5,419,371	USD	5,272,565	7/2/2025	NWM	146,806	-	146,806
EUR	5,065,188	SEK	5,043,271	7/2/2025	NWM	21,917	-	21,917
SEK	461,856	EUR	471,180	7/2/2025	NWM	-	(9,324)	(9,324)
SEK	464,879	EUR	471,180	7/2/2025	NWM	-	(6,301)	(6,301)
CHF	6,427,626	USD	6,253,162	7/2/2025	NWM	174,464	-	174,464
USD	5,155,520	CHF	5,419,371	7/2/2025	NWM	-	(263,851)	(263,851)
CHF	6,499,196	USD	6,133,077	7/2/2025	NWM	366,119	-	366,119
CHF	6,553,658	USD	6,361,293	7/2/2025	NWM	192,365	-	192,365
USD	5,272,565	CHF	5,419,371	7/2/2025	NWM	-	(146,806)	(146,806)
CHF	6,760,948	USD	6,651,565	7/2/2025	NWM	109,383	-	109,383
SEK	574,740	EUR	588,976	7/2/2025	NWM	-	(14,236)	(14,236)
SEK	576,877	EUR	588,975	7/2/2025	NWM	-	(12,098)	(12,098)
USD	6,133,076	CHF	6,499,195	7/2/2025	NWM	-	(366,119)	(366,119)
USD	6,253,162	CHF	6,427,626	7/2/2025	NWM	-	(174,464)	(174,464)
USD	6,361,293	CHF	6,553,658	7/2/2025	NWM	-	(192,365)	(192,365)
CHF	8,160,805	USD	8,069,922	7/2/2025	NWM	90,883	-	90,883
CHF	8,223,340	USD	8,133,081	7/2/2025	NWM	90,259	-	90,259
SEK	691,000	EUR	706,770	7/2/2025	NWM	-	(15,770)	(15,770)
SEK	691,928	EUR	706,770	7/2/2025	NWM	-	(14,842)	(14,842)
SEK	692,078	EUR	706,771	7/2/2025	NWM	-	(14,693)	(14,693)
USD	6,651,565	CHF	6,760,948	7/2/2025	NWM	-	(109,383)	(109,383)
CHF	8,444,136	USD	8,268,134	7/2/2025	NWM	176,002	-	176,002
CHF	8,570,168	USD	8,379,384	7/2/2025	NWM	190,784	-	190,784
CHF	8,696,200	USD	7,884,001	7/2/2025	NWM	812,199	-	812,199
SEK	804,629	EUR	824,565	7/2/2025	NWM	-	(19,936)	(19,936)
CHF	9,830,487	USD	9,408,187	7/2/2025	NWM	422,300	-	422,300

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	7,884,001	CHF	8,696,200	7/2/2025	NWM	$-	$(812,199)	$(812,199)
CHF	10,292,604	USD	10,206,707	7/2/2025	NWM	85,897	-	85,897
SEK	919,319	EUR	942,361	7/2/2025	NWM	-	(23,042)	(23,042)
CHF	11,132,816	USD	11,067,398	7/2/2025	NWM	65,418	-	65,418
CHF	11,374,378	USD	10,659,170	7/2/2025	NWM	715,208	-	715,208
USD	9,408,188	CHF	9,830,487	7/2/2025	NWM	-	(422,299)	(422,299)
CHF	12,183,081	USD	12,023,144	7/2/2025	NWM	159,937	-	159,937
CHF	12,269,867	USD	12,074,428	7/2/2025	NWM	195,439	-	195,439
SEK	1,031,769	EUR	1,060,155	7/2/2025	NWM	-	(28,386)	(28,386)
CHF	12,402,165	USD	12,159,421	7/2/2025	NWM	242,744	-	242,744
CHF	12,407,389	USD	12,182,578	7/2/2025	NWM	224,811	-	224,811
EUR	11,644,791	SEK	11,642,565	7/2/2025	NWM	2,226	-	2,226
CHF	12,477,157	USD	11,848,381	7/2/2025	NWM	628,776	-	628,776
USD	10,659,170	CHF	11,374,378	7/2/2025	NWM	-	(715,208)	(715,208)
SEK	1,145,837	EUR	1,177,951	7/2/2025	NWM	-	(32,114)	(32,114)
USD	11,848,381	CHF	12,477,157	7/2/2025	NWM	-	(628,776)	(628,776)
USD	12,023,145	CHF	12,183,082	7/2/2025	NWM	-	(159,937)	(159,937)
USD	12,074,429	CHF	12,269,867	7/2/2025	NWM	-	(195,438)	(195,438)
USD	12,159,421	CHF	12,402,165	7/2/2025	NWM	-	(242,744)	(242,744)
USD	12,182,578	CHF	12,407,389	7/2/2025	NWM	-	(224,811)	(224,811)
CHF	16,153,895	USD	14,857,150	7/2/2025	NWM	1,296,745	-	1,296,745
CHF	17,014,305	USD	16,644,823	7/2/2025	NWM	369,482	-	369,482
SEK	1,495,450	EUR	1,531,336	7/2/2025	NWM	-	(35,886)	(35,886)
SEK	1,496,210	EUR	1,531,336	7/2/2025	NWM	-	(35,126)	(35,126)
USD	14,329,960	CHF	14,745,730	7/2/2025	NWM	-	(415,770)	(415,770)
SEK	1,517,280	EUR	1,531,336	7/2/2025	NWM	-	(14,056)	(14,056)
USD	14,857,150	CHF	16,153,895	7/2/2025	NWM	-	(1,296,745)	(1,296,745)
USD	16,644,823	CHF	17,014,305	7/2/2025	NWM	-	(369,482)	(369,482)
CHF	24,907,466	USD	23,824,073	7/2/2025	NWM	1,083,393	-	1,083,393
CHF	26,859,120	USD	24,405,663	7/2/2025	NWM	2,453,457	-	2,453,457
USD	23,824,074	CHF	24,907,467	7/2/2025	NWM	-	(1,083,393)	(1,083,393)
USD	24,405,663	CHF	26,859,120	7/2/2025	NWM	-	(2,453,457)	(2,453,457)
CHF	31,634,003	USD	40,134,518	7/2/2025	NWM	-	(8,500,515)	(8,500,515)
CHF	33,328,104	USD	31,202,246	7/2/2025	NWM	2,125,858	-	2,125,858
CHF	35,718,247	USD	32,446,642	7/2/2025	NWM	3,271,605	-	3,271,605
CHF	37,361,200	USD	35,750,303	7/2/2025	NWM	1,610,897	-	1,610,897
CHF	38,620,219	USD	36,418,970	7/2/2025	NWM	2,201,249	-	2,201,249
USD	31,202,246	CHF	33,328,104	7/2/2025	NWM	-	(2,125,858)	(2,125,858)
CHF	40,530,686	USD	36,812,007	7/2/2025	NWM	3,718,679	-	3,718,679
USD	32,446,642	CHF	35,718,247	7/2/2025	NWM	-	(3,271,605)	(3,271,605)
USD	35,750,303	CHF	37,361,200	7/2/2025	NWM	-	(1,610,897)	(1,610,897)
USD	36,418,970	CHF	38,620,219	7/2/2025	NWM	-	(2,201,249)	(2,201,249)
USD	36,812,008	CHF	40,530,687	7/2/2025	NWM	-	(3,718,679)	(3,718,679)
CHF	52,110,884	USD	47,336,721	7/2/2025	NWM	4,774,163	-	4,774,163
CHF	52,122,148	USD	48,840,661	7/2/2025	NWM	3,281,487	-	3,281,487
CHF	57,900,982	USD	52,602,873	7/2/2025	NWM	5,298,109	-	5,298,109
USD	47,336,721	CHF	52,110,884	7/2/2025	NWM	-	(4,774,163)	(4,774,163)
USD	48,840,661	CHF	52,122,148	7/2/2025	NWM	-	(3,281,487)	(3,281,487)
SEK	5,280,659	EUR	5,390,785	7/2/2025	NWM	-	(110,126)	(110,126)
CHF	64,275,629	USD	60,254,249	7/2/2025	NWM	4,021,380	-	4,021,380
USD	52,602,872	CHF	57,900,981	7/2/2025	NWM	-	(5,298,109)	(5,298,109)
CHF	68,939,442	USD	75,487,216	7/2/2025	NWM	-	(6,547,774)	(6,547,774)
USD	60,254,249	CHF	64,275,629	7/2/2025	NWM	-	(4,021,380)	(4,021,380)
SEK	7,637,393	EUR	7,774,474	7/2/2025	NWM	-	(137,081)	(137,081)
USD	75,487,215	CHF	68,939,441	7/2/2025	NWM	6,547,774	-	6,547,774
SEK	17,095,788	EUR	17,461,457	7/2/2025	NWM	-	(365,669)	(365,669)
GBP	116,110	EUR	117,904	7/16/2025	NWM	-	(1,794)	(1,794)
EUR	117,904	GBP	116,110	7/16/2025	NWM	1,794	-	1,794
GBP	349,625	EUR	353,712	7/16/2025	NWM	-	(4,087)	(4,087)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	353,711	GBP	349,624	7/16/2025	NWM	$4,087	$-	$4,087
GBP	463,464	EUR	471,615	7/16/2025	NWM	-	(8,151)	(8,151)
GBP	468,935	EUR	471,615	7/16/2025	NWM	-	(2,680)	(2,680)
EUR	471,615	GBP	463,464	7/16/2025	NWM	8,151	-	8,151
EUR	471,615	GBP	468,935	7/16/2025	NWM	2,680	-	2,680
GBP	696,805	EUR	707,422	7/16/2025	NWM	-	(10,617)	(10,617)
EUR	707,423	GBP	696,806	7/16/2025	NWM	10,617	-	10,617
EUR	825,327	GBP	820,107	7/16/2025	NWM	5,220	-	5,220
GBP	1,041,978	EUR	1,061,134	7/16/2025	NWM	-	(19,156)	(19,156)
EUR	1,061,134	GBP	1,041,978	7/16/2025	NWM	19,156	-	19,156
GBP	1,507,129	EUR	1,532,749	7/16/2025	NWM	-	(25,620)	(25,620)
GBP	1,626,942	EUR	1,650,652	7/16/2025	NWM	-	(23,710)	(23,710)
EUR	1,532,750	GBP	1,507,130	7/16/2025	NWM	25,620	-	25,620
EUR	1,650,653	GBP	1,626,943	7/16/2025	NWM	23,710	-	23,710
GBP	2,090,057	EUR	2,122,268	7/16/2025	NWM	-	(32,211)	(32,211)
EUR	2,004,365	GBP	1,995,537	7/16/2025	NWM	8,828	-	8,828
EUR	2,122,269	GBP	2,090,058	7/16/2025	NWM	32,211	-	32,211
EUR	2,711,788	GBP	2,700,958	7/16/2025	NWM	10,830	-	10,830
GBP	3,172,714	EUR	3,183,401	7/16/2025	NWM	-	(10,687)	(10,687)
GBP	3,360,980	EUR	3,419,209	7/16/2025	NWM	-	(58,229)	(58,229)
EUR	3,183,403	GBP	3,172,716	7/16/2025	NWM	10,687	-	10,687
GBP	3,761,798	EUR	3,772,921	7/16/2025	NWM	-	(11,123)	(11,123)
GBP	3,825,003	EUR	3,890,824	7/16/2025	NWM	-	(65,821)	(65,821)
EUR	3,419,211	GBP	3,360,982	7/16/2025	NWM	58,229	-	58,229
EUR	3,772,922	GBP	3,761,799	7/16/2025	NWM	11,123	-	11,123
EUR	3,890,826	GBP	3,825,005	7/16/2025	NWM	65,821	-	65,821
GBP	4,683,961	EUR	4,716,151	7/16/2025	NWM	-	(32,190)	(32,190)
GBP	4,865,741	EUR	4,951,958	7/16/2025	NWM	-	(86,217)	(86,217)
GBP	4,866,058	EUR	4,951,958	7/16/2025	NWM	-	(85,900)	(85,900)
GBP	4,992,585	EUR	5,069,861	7/16/2025	NWM	-	(77,276)	(77,276)
GBP	5,389,872	EUR	5,423,573	7/16/2025	NWM	-	(33,701)	(33,701)
EUR	4,716,152	GBP	4,683,962	7/16/2025	NWM	32,190	-	32,190
GBP	5,760,246	EUR	5,777,284	7/16/2025	NWM	-	(17,038)	(17,038)
EUR	4,951,960	GBP	4,865,743	7/16/2025	NWM	86,217	-	86,217
EUR	4,951,960	GBP	4,866,060	7/16/2025	NWM	85,900	-	85,900
EUR	5,069,864	GBP	4,992,588	7/16/2025	NWM	77,276	-	77,276
EUR	5,423,575	GBP	5,389,874	7/16/2025	NWM	33,701	-	33,701
EUR	5,777,287	GBP	5,760,249	7/16/2025	NWM	17,038	-	17,038
GBP	7,956,800	EUR	8,135,359	7/16/2025	NWM	-	(178,559)	(178,559)
GBP	8,782,595	EUR	8,960,685	7/16/2025	NWM	-	(178,090)	(178,090)
EUR	8,135,363	GBP	7,956,804	7/16/2025	NWM	178,559	-	178,559
GBP	10,076,645	EUR	10,139,723	7/16/2025	NWM	-	(63,078)	(63,078)
EUR	8,960,690	GBP	8,782,600	7/16/2025	NWM	178,090	-	178,090
GBP	11,438,085	EUR	11,672,472	7/16/2025	NWM	-	(234,387)	(234,387)
EUR	11,672,477	GBP	11,438,090	7/16/2025	NWM	234,387	-	234,387
GBP	16,836,396	EUR	16,860,237	7/16/2025	NWM	-	(23,841)	(23,841)
EUR	16,860,245	GBP	16,836,404	7/16/2025	NWM	23,841	-	23,841
GBP	19,946,015	EUR	20,279,446	7/16/2025	NWM	-	(333,431)	(333,431)
EUR	20,279,456	GBP	19,946,025	7/16/2025	NWM	333,431	-	333,431
GBP	32,753,837	EUR	33,956,282	7/16/2025	NWM	-	(1,202,445)	(1,202,445)
USD	529	CHF	544	7/17/2025	NWM	-	(15)	(15)
USD	759	CHF	781	7/17/2025	NWM	-	(22)	(22)
USD	815	HUF	819	7/17/2025	NWM	-	(4)	(4)
USD	815	HUF	846	7/17/2025	NWM	-	(31)	(31)
CHF	2,760	USD	2,700	7/17/2025	NWM	60	-	60
CHF	2,765	USD	2,684	7/17/2025	NWM	81	-	81
USD	4,617	HUF	4,705	7/17/2025	NWM	-	(88)	(88)
CHF	7,560	USD	7,379	7/17/2025	NWM	181	-	181
CHF	8,525	USD	8,274	7/17/2025	NWM	251	-	251

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	7,859	CHF	8,112	7/17/2025	NWM	$-	$(253)	$(253)
USD	8,662	HUF	8,897	7/17/2025	NWM	-	(235)	(235)
USD	12,482	CHF	12,678	7/17/2025	NWM	-	(196)	(196)
CHF	56,776	USD	56,341	7/17/2025	NWM	435	-	435
USD	55,879	CHF	57,058	7/17/2025	NWM	-	(1,179)	(1,179)
HUF	667	USD	644	7/17/2025	NWM	23	-	23
USD	597,612	CHF	610,097	7/17/2025	NWM	-	(12,485)	(12,485)
HUF	4,795	USD	4,668	7/17/2025	NWM	127	-	127
HUF	9,829	USD	9,450	7/17/2025	NWM	379	-	379
HUF	27,439	USD	27,270	7/17/2025	NWM	169	-	169
HUF	54,277	USD	52,310	7/17/2025	NWM	1,967	-	1,967
EUR	117,943	HUF	119,355	7/21/2025	NWM	-	(1,412)	(1,412)
EUR	235,885	HUF	238,251	7/21/2025	NWM	-	(2,366)	(2,366)
EUR	353,828	HUF	352,986	7/21/2025	NWM	842	-	842
EUR	589,714	HUF	598,005	7/21/2025	NWM	-	(8,291)	(8,291)
EUR	943,542	HUF	957,289	7/21/2025	NWM	-	(13,747)	(13,747)
EUR	1,297,370	HUF	1,312,647	7/21/2025	NWM	-	(15,277)	(15,277)
EUR	1,533,256	HUF	1,554,711	7/21/2025	NWM	-	(21,455)	(21,455)
EUR	1,651,198	HUF	1,675,283	7/21/2025	NWM	-	(24,085)	(24,085)
EUR	1,651,198	HUF	1,675,870	7/21/2025	NWM	-	(24,672)	(24,672)
EUR	1,769,141	HUF	1,791,787	7/21/2025	NWM	-	(22,646)	(22,646)
EUR	1,769,141	HUF	1,791,886	7/21/2025	NWM	-	(22,745)	(22,745)
EUR	1,887,084	HUF	1,913,954	7/21/2025	NWM	-	(26,870)	(26,870)
EUR	2,005,027	HUF	2,030,487	7/21/2025	NWM	-	(25,460)	(25,460)
EUR	2,358,855	HUF	2,376,284	7/21/2025	NWM	-	(17,429)	(17,429)
EUR	2,358,855	HUF	2,396,963	7/21/2025	NWM	-	(38,108)	(38,108)
EUR	2,476,798	HUF	2,485,729	7/21/2025	NWM	-	(8,931)	(8,931)
EUR	2,476,798	HUF	2,507,307	7/21/2025	NWM	-	(30,509)	(30,509)
EUR	2,594,740	HUF	2,605,580	7/21/2025	NWM	-	(10,840)	(10,840)
EUR	2,594,740	HUF	2,625,326	7/21/2025	NWM	-	(30,586)	(30,586)
EUR	2,830,626	HUF	2,865,043	7/21/2025	NWM	-	(34,417)	(34,417)
EUR	3,066,511	HUF	3,090,616	7/21/2025	NWM	-	(24,105)	(24,105)
EUR	3,873,217	HUF	3,911,585	7/21/2025	NWM	-	(38,368)	(38,368)
EUR	5,786,501	HUF	5,854,703	7/21/2025	NWM	-	(68,202)	(68,202)
EUR	8,358,279	HUF	8,453,018	7/21/2025	NWM	-	(94,739)	(94,739)
EUR	9,229,566	HUF	9,332,921	7/21/2025	NWM	-	(103,355)	(103,355)
EUR	10,902,797	HUF	11,055,605	7/21/2025	NWM	-	(152,808)	(152,808)
EUR	11,075,480	HUF	11,194,167	7/21/2025	NWM	-	(118,687)	(118,687)
EUR	11,782,056	HUF	11,932,959	7/21/2025	NWM	-	(150,903)	(150,903)
EUR	12,274,395	HUF	12,417,433	7/21/2025	NWM	-	(143,038)	(143,038)
EUR	16,354,196	HUF	16,583,204	7/21/2025	NWM	-	(229,008)	(229,008)
HUF	119,355	EUR	117,943	7/21/2025	NWM	1,412	-	1,412
HUF	238,252	EUR	235,886	7/21/2025	NWM	2,366	-	2,366
HUF	598,005	EUR	589,714	7/21/2025	NWM	8,291	-	8,291
HUF	957,290	EUR	943,543	7/21/2025	NWM	13,747	-	13,747
HUF	1,312,648	EUR	1,297,371	7/21/2025	NWM	15,277	-	15,277
HUF	1,554,711	EUR	1,533,256	7/21/2025	NWM	21,455	-	21,455
HUF	1,675,284	EUR	1,651,199	7/21/2025	NWM	24,085	-	24,085
HUF	1,675,871	EUR	1,651,199	7/21/2025	NWM	24,672	-	24,672
HUF	1,791,788	EUR	1,769,142	7/21/2025	NWM	22,646	-	22,646
HUF	1,791,886	EUR	1,769,141	7/21/2025	NWM	22,745	-	22,745
HUF	1,913,955	EUR	1,887,085	7/21/2025	NWM	26,870	-	26,870
HUF	2,030,487	EUR	2,005,027	7/21/2025	NWM	25,460	-	25,460
HUF	2,376,285	EUR	2,358,856	7/21/2025	NWM	17,429	-	17,429
HUF	2,396,963	EUR	2,358,855	7/21/2025	NWM	38,108	-	38,108
HUF	2,507,307	EUR	2,476,798	7/21/2025	NWM	30,509	-	30,509
HUF	2,605,581	EUR	2,594,741	7/21/2025	NWM	10,840	-	10,840
HUF	2,625,327	EUR	2,594,741	7/21/2025	NWM	30,586	-	30,586
HUF	2,865,044	EUR	2,830,627	7/21/2025	NWM	34,417	-	34,417

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
HUF	3,090,618	EUR	3,066,513	7/21/2025	NWM	$24,105	$-	$24,105
HUF	3,911,586	EUR	3,873,218	7/21/2025	NWM	38,368	-	38,368
HUF	5,854,705	EUR	5,786,503	7/21/2025	NWM	68,202	-	68,202
HUF	8,453,021	EUR	8,358,282	7/21/2025	NWM	94,739	-	94,739
HUF	9,332,923	EUR	9,229,568	7/21/2025	NWM	103,355	-	103,355
HUF	11,055,609	EUR	10,902,801	7/21/2025	NWM	152,808	-	152,808
HUF	11,194,170	EUR	11,075,483	7/21/2025	NWM	118,687	-	118,687
HUF	11,932,962	EUR	11,782,059	7/21/2025	NWM	150,903	-	150,903
HUF	12,417,436	EUR	12,274,398	7/21/2025	NWM	143,038	-	143,038
HUF	16,583,209	EUR	16,354,201	7/21/2025	NWM	229,008	-	229,008
HUF	19,152,404	EUR	19,106,730	7/21/2025	NWM	45,674	-	45,674
HUF	61,915,913	EUR	61,094,359	7/21/2025	NWM	821,554	-	821,554
EUR	117,997	JPY	113,382	7/28/2025	NWM	4,615	-	4,615
EUR	117,997	JPY	117,252	7/28/2025	NWM	745	-	745
EUR	235,995	JPY	232,785	7/28/2025	NWM	3,210	-	3,210
EUR	589,987	JPY	572,570	7/28/2025	NWM	17,417	-	17,417
EUR	825,982	JPY	801,330	7/28/2025	NWM	24,652	-	24,652
EUR	1,533,967	JPY	1,475,767	7/28/2025	NWM	58,200	-	58,200
EUR	2,241,951	JPY	2,198,367	7/28/2025	NWM	43,584	-	43,584
EUR	2,359,949	JPY	2,328,044	7/28/2025	NWM	31,905	-	31,905
EUR	2,477,946	JPY	2,416,345	7/28/2025	NWM	61,601	-	61,601
EUR	2,477,946	JPY	2,435,531	7/28/2025	NWM	42,415	-	42,415
EUR	3,303,928	JPY	3,221,977	7/28/2025	NWM	81,951	-	81,951
EUR	3,421,926	JPY	3,337,803	7/28/2025	NWM	84,123	-	84,123
EUR	3,539,923	JPY	3,478,994	7/28/2025	NWM	60,929	-	60,929
EUR	3,657,921	JPY	3,550,234	7/28/2025	NWM	107,687	-	107,687
EUR	7,002,923	JPY	6,693,009	7/28/2025	NWM	309,914	-	309,914
EUR	16,525,727	JPY	15,786,821	7/28/2025	NWM	738,906	-	738,906
EUR	18,171,606	JPY	18,073,114	7/28/2025	NWM	98,492	-	98,492
JPY	113,759	EUR	117,998	7/28/2025	NWM	-	(4,239)	(4,239)
EUR	28,744,217	JPY	27,460,160	7/28/2025	NWM	1,284,057	-	1,284,057
JPY	2,829,237	EUR	2,949,935	7/28/2025	NWM	-	(120,698)	(120,698)
JPY	21,451,708	EUR	21,475,526	7/28/2025	NWM	-	(23,818)	(23,818)
USD	166,585	ZAR	169,116	7/29/2025	NWM	-	(2,531)	(2,531)
USD	264,704	ZAR	265,309	7/29/2025	NWM	-	(605)	(605)
USD	280,976	HUF	294,349	7/29/2025	NWM	-	(13,373)	(13,373)
USD	558,462	HUF	559,262	7/29/2025	NWM	-	(800)	(800)
USD	665,350	HUF	677,002	7/29/2025	NWM	-	(11,652)	(11,652)
USD	848,025	HUF	853,611	7/29/2025	NWM	-	(5,586)	(5,586)
ZAR	84,558	USD	81,574	7/29/2025	NWM	2,984	-	2,984
USD	3,243,764	ZAR	3,241,382	7/29/2025	NWM	2,382	-	2,382
USD	3,636,680	ZAR	3,713,771	7/29/2025	NWM	-	(77,091)	(77,091)
USD	4,165,752	ZAR	4,199,703	7/29/2025	NWM	-	(33,951)	(33,951)
USD	7,395,551	HUF	7,653,063	7/29/2025	NWM	-	(257,512)	(257,512)
USD	8,182,970	ZAR	8,210,738	7/29/2025	NWM	-	(27,768)	(27,768)
USD	12,563,497	ZAR	12,616,922	7/29/2025	NWM	-	(53,425)	(53,425)
USD	15,018,551	ZAR	15,053,021	7/29/2025	NWM	-	(34,470)	(34,470)
USD	16,015,684	ZAR	16,354,607	7/29/2025	NWM	-	(338,923)	(338,923)
USD	17,951,777	ZAR	17,999,169	7/29/2025	NWM	-	(47,392)	(47,392)
ZAR	1,099,251	USD	1,098,464	7/29/2025	NWM	787	-	787
HUF	58,870	USD	56,039	7/29/2025	NWM	2,831	-	2,831
ZAR	1,522,040	USD	1,504,346	7/29/2025	NWM	17,694	-	17,694
HUF	117,739	USD	113,814	7/29/2025	NWM	3,925	-	3,925
ZAR	2,621,291	USD	2,611,535	7/29/2025	NWM	9,756	-	9,756
HUF	147,174	USD	140,955	7/29/2025	NWM	6,219	-	6,219
HUF	147,174	USD	141,238	7/29/2025	NWM	5,936	-	5,936
ZAR	3,382,311	USD	3,324,532	7/29/2025	NWM	57,779	-	57,779
ZAR	3,410,497	USD	3,395,023	7/29/2025	NWM	15,474	-	15,474
ZAR	3,495,055	USD	3,480,965	7/29/2025	NWM	14,090	-	14,090

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	3,692,356	USD	3,569,697	7/29/2025	NWM	$122,659	$-	$122,659
ZAR	3,833,286	USD	3,797,887	7/29/2025	NWM	35,399	-	35,399
ZAR	4,143,331	USD	4,073,779	7/29/2025	NWM	69,552	-	69,552
ZAR	4,707,049	USD	4,604,564	7/29/2025	NWM	102,485	-	102,485
ZAR	4,791,607	USD	4,742,958	7/29/2025	NWM	48,649	-	48,649
ZAR	4,819,793	USD	4,773,499	7/29/2025	NWM	46,294	-	46,294
ZAR	5,073,466	USD	4,999,348	7/29/2025	NWM	74,118	-	74,118
HUF	294,349	USD	287,386	7/29/2025	NWM	6,963	-	6,963
ZAR	5,749,929	USD	5,619,185	7/29/2025	NWM	130,744	-	130,744
ZAR	6,426,391	USD	6,333,764	7/29/2025	NWM	92,627	-	92,627
ZAR	6,494,092	USD	6,304,333	7/29/2025	NWM	189,759	-	189,759
ZAR	6,651,878	USD	6,575,643	7/29/2025	NWM	76,235	-	76,235
ZAR	6,792,808	USD	6,672,609	7/29/2025	NWM	120,199	-	120,199
ZAR	6,905,551	USD	6,677,942	7/29/2025	NWM	227,609	-	227,609
ZAR	7,159,225	USD	7,057,182	7/29/2025	NWM	102,043	-	102,043
ZAR	9,634,187	USD	9,388,874	7/29/2025	NWM	245,313	-	245,313
ZAR	10,243,240	USD	9,948,212	7/29/2025	NWM	295,028	-	295,028
HUF	588,697	USD	558,619	7/29/2025	NWM	30,078	-	30,078
HUF	588,697	USD	564,938	7/29/2025	NWM	23,759	-	23,759
HUF	618,132	USD	592,400	7/29/2025	NWM	25,732	-	25,732
HUF	647,567	USD	611,922	7/29/2025	NWM	35,645	-	35,645
ZAR	13,422,056	USD	13,016,918	7/29/2025	NWM	405,138	-	405,138
HUF	735,871	USD	711,033	7/29/2025	NWM	24,838	-	24,838
ZAR	14,544,435	USD	14,171,084	7/29/2025	NWM	373,351	-	373,351
ZAR	16,389,184	USD	15,888,566	7/29/2025	NWM	500,618	-	500,618
ZAR	17,096,716	USD	17,129,945	7/29/2025	NWM	-	(33,229)	(33,229)
ZAR	21,764,435	USD	21,208,647	7/29/2025	NWM	555,788	-	555,788
ZAR	22,535,128	USD	21,922,647	7/29/2025	NWM	612,481	-	612,481
ZAR	23,829,246	USD	23,900,999	7/29/2025	NWM	-	(71,753)	(71,753)
HUF	1,324,569	USD	1,275,026	7/29/2025	NWM	49,543	-	49,543
HUF	1,406,209	USD	1,393,312	7/29/2025	NWM	12,897	-	12,897
HUF	4,285,785	USD	4,084,612	7/29/2025	NWM	201,173	-	201,173
HUF	4,804,546	USD	4,756,072	7/29/2025	NWM	48,474	-	48,474
HUF	5,000,082	USD	4,762,780	7/29/2025	NWM	237,302	-	237,302
HUF	5,000,082	USD	4,770,568	7/29/2025	NWM	229,514	-	229,514
HUF	7,643,019	USD	7,295,745	7/29/2025	NWM	347,274	-	347,274
USD	429,273	ILS	445,466	8/12/2025	NWM	-	(16,193)	(16,193)
ILS	296,977	USD	294,210	8/12/2025	NWM	2,767	-	2,767
ILS	445,466	USD	429,273	8/12/2025	NWM	16,193	-	16,193
USD	2,319,652	ILS	2,336,588	8/12/2025	NWM	-	(16,936)	(16,936)
USD	2,325,632	ILS	2,375,819	8/12/2025	NWM	-	(50,187)	(50,187)
USD	2,448,739	ILS	2,524,308	8/12/2025	NWM	-	(75,569)	(75,569)
USD	2,722,381	ILS	2,821,286	8/12/2025	NWM	-	(98,905)	(98,905)
USD	2,763,336	ILS	2,969,774	8/12/2025	NWM	-	(206,438)	(206,438)
USD	3,287,520	ILS	3,415,241	8/12/2025	NWM	-	(127,721)	(127,721)
USD	3,396,682	ILS	3,563,729	8/12/2025	NWM	-	(167,047)	(167,047)
USD	4,097,094	ILS	4,242,846	8/12/2025	NWM	-	(145,752)	(145,752)
USD	4,249,814	ILS	4,442,786	8/12/2025	NWM	-	(192,972)	(192,972)
USD	4,641,800	ILS	4,673,176	8/12/2025	NWM	-	(31,376)	(31,376)
USD	5,097,698	ILS	5,331,343	8/12/2025	NWM	-	(233,645)	(233,645)
USD	5,102,132	ILS	5,331,343	8/12/2025	NWM	-	(229,211)	(229,211)
USD	5,510,323	ILS	5,705,897	8/12/2025	NWM	-	(195,574)	(195,574)
USD	5,850,859	ILS	5,908,755	8/12/2025	NWM	-	(57,896)	(57,896)
USD	5,969,332	ILS	6,286,263	8/12/2025	NWM	-	(316,931)	(316,931)
USD	6,795,478	ILS	7,108,457	8/12/2025	NWM	-	(312,979)	(312,979)
USD	7,002,478	ILS	7,319,696	8/12/2025	NWM	-	(317,218)	(317,218)
USD	7,221,840	ILS	7,553,042	8/12/2025	NWM	-	(331,202)	(331,202)
USD	7,653,245	ILS	7,997,014	8/12/2025	NWM	-	(343,769)	(343,769)
ILS	2,375,820	USD	2,325,633	8/12/2025	NWM	50,187	-	50,187

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	8,413,762	ILS	8,859,587	8/12/2025	NWM	$-	$(445,825)	$(445,825)
ILS	2,524,308	USD	2,448,739	8/12/2025	NWM	75,569	-	75,569
ILS	2,821,286	USD	2,722,381	8/12/2025	NWM	98,905	-	98,905
ILS	2,969,775	USD	2,763,337	8/12/2025	NWM	206,438	-	206,438
USD	10,056,276	ILS	10,512,853	8/12/2025	NWM	-	(456,577)	(456,577)
ILS	3,415,241	USD	3,287,520	8/12/2025	NWM	127,721	-	127,721
ILS	3,563,729	USD	3,396,682	8/12/2025	NWM	167,047	-	167,047
ILS	4,242,847	USD	4,097,095	8/12/2025	NWM	145,752	-	145,752
ILS	4,442,786	USD	4,249,814	8/12/2025	NWM	192,972	-	192,972
ILS	4,781,199	USD	4,763,460	8/12/2025	NWM	17,739	-	17,739
ILS	5,331,343	USD	5,102,132	8/12/2025	NWM	229,211	-	229,211
ILS	5,331,343	USD	5,097,698	8/12/2025	NWM	233,645	-	233,645
ILS	5,705,898	USD	5,510,324	8/12/2025	NWM	195,574	-	195,574
ILS	6,286,263	USD	5,969,332	8/12/2025	NWM	316,931	-	316,931
USD	22,112,702	ILS	23,102,486	8/12/2025	NWM	-	(989,784)	(989,784)
ILS	7,108,457	USD	6,795,478	8/12/2025	NWM	312,979	-	312,979
ILS	7,319,697	USD	7,002,479	8/12/2025	NWM	317,218	-	317,218
ILS	7,553,043	USD	7,221,841	8/12/2025	NWM	331,202	-	331,202
ILS	7,997,015	USD	7,653,246	8/12/2025	NWM	343,769	-	343,769
ILS	8,859,587	USD	8,413,762	8/12/2025	NWM	445,825	-	445,825
ILS	10,512,853	USD	10,056,276	8/12/2025	NWM	456,577	-	456,577
ILS	11,107,094	USD	11,030,086	8/12/2025	NWM	77,008	-	77,008
ILS	23,102,487	USD	22,112,703	8/12/2025	NWM	989,784	-	989,784
ILS	60,137,934	USD	57,638,235	8/12/2025	NWM	2,499,699	-	2,499,699
USD	66,663	PEN	70,498	8/13/2025	NWM	-	(3,835)	(3,835)
PEN	140,996	USD	136,426	8/13/2025	NWM	4,570	-	4,570
USD	667,983	PEN	704,981	8/13/2025	NWM	-	(36,998)	(36,998)
USD	668,006	PEN	704,980	8/13/2025	NWM	-	(36,974)	(36,974)
PEN	211,494	USD	207,111	8/13/2025	NWM	4,383	-	4,383
USD	933,821	PEN	986,973	8/13/2025	NWM	-	(53,152)	(53,152)
PEN	281,992	USD	274,115	8/13/2025	NWM	7,877	-	7,877
PEN	281,992	USD	276,145	8/13/2025	NWM	5,847	-	5,847
PEN	352,490	USD	341,052	8/13/2025	NWM	11,438	-	11,438
PEN	352,490	USD	344,920	8/13/2025	NWM	7,570	-	7,570
PEN	352,490	USD	345,205	8/13/2025	NWM	7,285	-	7,285
PEN	352,490	USD	345,410	8/13/2025	NWM	7,080	-	7,080
PEN	493,486	USD	483,044	8/13/2025	NWM	10,442	-	10,442
PEN	563,984	USD	545,717	8/13/2025	NWM	18,267	-	18,267
PEN	563,984	USD	548,125	8/13/2025	NWM	15,859	-	15,859
PEN	563,984	USD	552,199	8/13/2025	NWM	11,785	-	11,785
PEN	634,483	USD	613,933	8/13/2025	NWM	20,550	-	20,550
PEN	704,981	USD	682,201	8/13/2025	NWM	22,780	-	22,780
PEN	845,977	USD	822,188	8/13/2025	NWM	23,789	-	23,789
PEN	986,973	USD	959,404	8/13/2025	NWM	27,569	-	27,569
PEN	5,146,358	USD	4,861,136	8/13/2025	NWM	285,222	-	285,222
USD	2,782,518	GBP	2,830,171	7/17/2025	SSB	-	(47,653)	(47,653)
EUR	3,848,911	USD	3,731,427	7/17/2025	SSB	117,484	-	117,484
CAD	3,443,787	USD	3,423,704	7/17/2025	SSB	20,083	-	20,083
USD	21,424,953	MYR	21,504,758	7/17/2025	SSB	-	(79,805)	(79,805)

						$147,812,065	$(120,560,712)	$27,251,353

*	All values denominated in USD.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas NA
CBK	Citibank NA
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International—Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index—U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Exchange Abbreviations: (continued)
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MGE	Minneapolis Grain Exchange.
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CORRA	Canadian Overnight Repo Rate Average.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$-	$1,731,787,245	$-	$1,731,787,245

Total Investments in Securities - Assets	$-	$1,731,787,245	$-	$1,731,787,245

Financial Derivative Instruments - Assets
Futures Contracts	$40,339,451	$-	$-	$40,339,451
Forward Foreign Currency Contracts	-	147,812,065	-	147,812,065

Total Financial Derivative Instruments - Assets	$40,339,451	$147,812,065	$-	$188,151,516

Financial Derivative Instruments - Liabilities
Futures Contracts	$(30,582,531)	$-	$-	$(30,582,531)

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(120,560,712)	$-	$(120,560,712)

Total Financial Derivative Instruments - Liabilities	$(30,582,531)	$(120,560,712)	$-	$(151,143,243)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 3.66%
French Republic Government Bonds OAT, 0.600%, Due 7/25/2034 A B C	EUR554,590	$619,303
U.K. Inflation-Linked Gilts, 0.750%, Due 11/22/2033 B C	GBP539,935	712,252

Total Foreign Sovereign Obligations (Cost $1,308,418)		1,331,555

U.S. TREASURY OBLIGATIONS - 7.06%
U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 10/15/2029B	$509,705	515,997
1.625%, Due 4/15/2030B	1,007,640	1,014,895
2.125%, Due 1/15/2035B	1,016,400	1,034,010

		2,564,902

Total U.S. Treasury Obligations (Cost $2,545,519)		2,564,902

SHORT-TERM INVESTMENTS - 72.19%

U.S. Treasury Obligations - 72.19%
U.S. Treasury Bills,
4.297%, Due 7/3/2025D E	4,000,000	3,999,067
4.268%, Due 8/7/2025D E F	1,600,000	1,592,999
4.185%, Due 9/25/2025D E F	6,500,000	6,434,777
4.272%, Due 10/9/2025D E F	7,600,000	7,511,974
4.294%, Due 10/16/2025D E	4,000,000	3,950,180
4.282%, Due 10/30/2025D E F	1,500,000	1,478,907
4.242%, Due 11/13/2025D E F	1,300,000	1,279,833

		26,247,737

Total Short-Term Investments (Cost $26,251,113)		26,247,737

TOTAL INVESTMENTS - 82.91% (Cost $30,105,050)		30,144,194
OTHER ASSETS, NET OF LIABILITIES - 17.09%		6,214,166

TOTAL NET ASSETS - 100.00%		$36,358,360

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $619,303 or 1.70% of net assets. The Fund has no right to demand registration of these securities.

B Inflation-Indexed Note.

C Reg S – Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D Coupon represents a weighted average yield to maturity.

E Zero coupon bond.

F All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.

Long Futures Contracts Open on June 30, 2025:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Soybean Oil FuturesA	5	December 2025	$164,094	$158,250	$(5,844)
CME Lean Hogs FuturesA	2	August 2025	83,155	86,000	2,845
CME Lean Hogs FuturesA	2	October 2025	75,125	73,920	(1,205)
COMEX Copper FuturesA	3	September 2025	367,881	381,188	13,307
COMEX Gold 100 Troy Ounces FuturesA	3	August 2025	1,004,655	992,310	(12,345)
COMEX Silver FuturesA	4	September 2025	727,457	723,440	(4,017)
Euronext Rapeseed FuturesA	1	October 2025	29,229	28,418	(811)
ICE Brent Crude Oil FuturesA	3	July 2025	213,284	200,220	(13,064)
ICE Gas Oil FuturesA	2	July 2025	148,103	135,400	(12,703)
LME Copper FuturesA	1	August 2025	236,336	247,659	11,323
LME Lead FuturesA	2	August 2025	100,699	101,842	1,143
LME Primary Aluminum FuturesA	5	August 2025	310,932	324,848	13,916
LME Primary Aluminum FuturesA	6	August 2025	381,685	389,817	8,132

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Zinc FuturesA	1	August 2025	$69,156	$68,717	$(439)
LME Zinc FuturesA	2	August 2025	134,842	137,434	2,592
LME Zinc FuturesA	1	September 2025	69,181	68,817	(364)
NYMEX Light Sweet Crude Oil FuturesA	3	July 2025	211,225	195,330	(15,895)
NYMEX NY Harbor ULSD FuturesA	2	July 2025	190,834	191,209	375
NYMEX Palladium FuturesA	1	September 2025	107,202	110,710	3,508
NYMEX Platinum FuturesA	3	October 2025	193,815	201,450	7,635
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	3	July 2025	278,474	261,085	(17,389)
WCE Canola FuturesA	6	November 2025	61,559	62,540	981

			$5,158,923	$5,140,604	$(18,319)

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	3	September 2025	$698,540	$704,155	$5,615
CME E-Mini NASDAQ 100 Index Futures	2	September 2025	880,438	915,730	35,292
CME E-Mini S&P 500 Index Futures	6	September 2025	1,827,122	1,876,125	49,003
Eurex DAX Index Futures	1	September 2025	694,565	708,213	13,648
Eurex EURO STOXX 50 Futures	16	September 2025	999,778	1,003,991	4,213
Eurex STOXX Europe 600 ESG-X Futures	1	September 2025	23,418	23,406	(12)
Euronext CAC 40 Index Futures	6	July 2025	541,583	542,093	510
HKG Hang Seng China Enterprises Index Futures	7	July 2025	387,418	386,519	(899)
HKG Hang Seng Index Futures	4	July 2025	609,954	613,609	3,655
ICE FTSE 100 Index Futures	14	September 2025	1,703,361	1,689,087	(14,274)
ICE U.S. mini MSCI EAFE Index Futures	5	September 2025	665,382	670,425	5,043
ICE U.S. MSCI Emerging Markets Index Futures	9	September 2025	547,462	555,075	7,613
KFE KOSPI 200 Index Futures	6	September 2025	443,853	462,526	18,673
Montreal Exchange S&P/TSX 60 Index Futures	7	September 2025	1,628,474	1,644,942	16,468
NSE IFSC NIFTY 50 Index Futures	7	July 2025	353,550	358,414	4,864
OML Stockholm OMXS30 Index Futures	11	July 2025	287,542	289,856	2,314
SAFEX FTSE/JSE Top 40 Index Futures	9	September 2025	449,979	456,407	6,428
SFE S&P ASX Share Price Index 200 Futures	11	September 2025	1,547,257	1,545,123	(2,134)
SGX FTSE China A50 Futures	42	July 2025	562,983	562,296	(687)
SGX FTSE Taiwan Index Futures	6	July 2025	432,165	437,640	5,475
SGX MSCI Singapore Index Futures	10	July 2025	318,424	323,437	5,013
SGX Nikkei 225 Stock Index Futures	5	September 2025	666,774	702,319	35,545
TSE TOPIX Futures	6	September 2025	1,160,328	1,189,750	29,422

			$17,430,350	$17,661,138	$230,788

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month CORRA Futures	2	December 2026	$357,897	$358,326	$429
3 Month Euro Euribor Futures	23	September 2026	6,649,265	6,648,928	(337)
3 Month Euro Euribor Futures	39	June 2027	11,251,659	11,250,150	(1,509)
3 Month Euro Euribor Futures	27	December 2027	7,781,188	7,776,639	(4,549)
3 Month Euro Euribor Futures	12	March 2028	3,456,143	3,453,810	(2,333)
CBOT 5 Year U.S. Treasury Notes Futures	8	September 2025	863,788	872,000	8,212
CBOT 10 Year U.S. Treasury Notes Futures	9	September 2025	994,985	1,009,125	14,140
CBOT U.S. Long Bond Futures	5	September 2025	560,380	577,344	16,964
CBOT Ultra U.S. Treasury Bond Futures	5	September 2025	567,943	595,625	27,682
Eurex 5 Year Euro BOBL Futures	14	September 2025	1,947,822	1,940,697	(7,125)
Eurex 10 Year Euro BUND Futures	10	September 2025	1,543,099	1,533,103	(9,996)
Eurex Euro-BTP Italian Bond Futures	19	September 2025	2,706,600	2,708,108	1,508
Eurex Euro-BTP Italian Bond Futures	17	September 2025	2,164,554	2,161,616	(2,938)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Interest Rate Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
French Government Bond Futures	12	September 2025	$1,760,821	$1,750,529	$(10,292)
ICE Long Gilt Futures	6	September 2025	755,135	766,186	11,051
KFE 3 Year Treasury Bond Futures	19	September 2025	1,509,270	1,509,892	622
KFE 10 Year Treasury Bond Futures	6	September 2025	524,956	526,511	1,555
Montreal Exchange 10 Year Canadian Bond Futures .	6	September 2025	532,270	537,544	5,274
SFE 3 Year Australian Bond Futures	40	September 2025	2,831,341	2,836,391	5,050
SFE 10 Year Australian Bond Futures	19	September 2025	1,427,674	1,433,297	5,623
Three-Month SOFR Futures	10	December 2026	2,420,139	2,423,375	3,236
Three-Month SOFR Futures	18	September 2027	4,351,413	4,360,725	9,312
Three-Month SOFR Futures	20	June 2028	4,831,378	4,836,500	5,122
Three Month SONIA Index Futures	28	December 2026	9,276,137	9,283,779	7,642
Three Month SONIA Index Futures	26	September 2027	8,607,414	8,614,406	6,992

			$79,673,271	$79,764,606	$91,335

Short Futures Contracts Open on June 30, 2025:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	2	September 2025	$(42,908)	$(40,925)	$1,983
CBOT Corn FuturesA	20	December 2025	(435,542)	(425,500)	10,042
CBOT Soybean Meal FuturesA	5	September 2025	(147,014)	(139,950)	7,064
CBOT Soybean Meal FuturesA	6	December 2025	(173,206)	(173,580)	(374)
CBOT Wheat FuturesA	8	September 2025	(219,441)	(215,300)	4,141
Euronext Milling Wheat FuturesA	8	September 2025	(100,967)	(91,880)	9,087
Euronext Milling Wheat FuturesA	5	December 2025	(62,247)	(60,812)	1,435
ICE Robusta Coffee Futures 10-TonneA	1	September 2025	(42,469)	(36,200)	6,269
KCBT Hard Red Winter Wheat FuturesA	6	September 2025	(165,229)	(158,025)	7,204
LME Copper FuturesA	1	August 2025	(219,687)	(247,659)	(27,972)
LME Lead FuturesA	3	August 2025	(148,452)	(152,763)	(4,311)
LME Nickel FuturesA	1	August 2025	(96,027)	(90,813)	5,214
LME Primary Aluminum FuturesA	12	August 2025	(738,435)	(779,634)	(41,199)
LME Zinc FuturesA	3	August 2025	(202,026)	(206,152)	(4,126)
LME Zinc FuturesA	2	September 2025	(133,271)	(137,634)	(4,363)
MGE Red Wheat FuturesA	1	September 2025	(31,735)	(31,037)	698
NYBOT CSC C Coffee FuturesA	1	September 2025	(114,561)	(112,538)	2,023
NYBOT CSC Number 11 World Sugar FuturesA	25	September 2025	(469,246)	(453,600)	15,646
NYBOT CTN Number 2 Cotton FuturesA	3	December 2025	(101,068)	(102,195)	(1,127)
NYMEX Henry Hub Natural Gas FuturesA	9	July 2025	(328,324)	(311,040)	17,284

			$(3,971,855)	$(3,967,237)	$4,618

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX United States Dollar Index Future	4	September 2025	$(393,755)	$(385,972)	$7,783

			$(393,755)	$(385,972)	$7,783

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	1	September 2025	$(207,234)	$(208,024)	$(790)
Eurex 2 Year Euro SCHATZ Futures	9	September 2025	(1,137,207)	(1,137,017)	190

			$(1,344,441)	$(1,345,041)	$(600)

A All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on June 30, 2025:

Credit Default Swaps on Credit Indices – Sell Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 6/30/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.5085	USD	15,000	$271,537	$334,379	$62,842

							$271,537	$334,379	$62,842

OTC Swap Agreements Outstanding on June 30, 2025:

Total Return Swaps Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	7/3/2025	22,000	$2,975,865	$–	$17,723

									$–	$17,723

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on June 30, 2025:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,780	INR	29,141	7/9/2025	BNP	$–	$(361)	$(361)
USD	28,789	INR	29,141	7/9/2025	BNP	–	(352)	(352)
USD	28,815	INR	29,141	7/9/2025	BNP	–	(326)	(326)
USD	28,818	INR	29,141	7/9/2025	BNP	–	(323)	(323)
USD	28,844	INR	29,141	7/9/2025	BNP	–	(297)	(297)
USD	28,857	INR	29,141	7/9/2025	BNP	–	(284)	(284)
USD	28,860	INR	29,141	7/9/2025	BNP	–	(281)	(281)
USD	28,862	INR	29,141	7/9/2025	BNP	–	(279)	(279)
USD	28,931	INR	29,141	7/9/2025	BNP	–	(210)	(210)
USD	28,968	INR	29,141	7/9/2025	BNP	–	(173)	(173)
USD	28,974	INR	29,141	7/9/2025	BNP	–	(167)	(167)
USD	29,011	INR	29,141	7/9/2025	BNP	–	(130)	(130)
USD	29,015	INR	29,141	7/9/2025	BNP	–	(126)	(126)
USD	29,016	INR	29,141	7/9/2025	BNP	–	(125)	(125)
USD	29,030	INR	29,141	7/9/2025	BNP	–	(111)	(111)
USD	29,039	INR	29,141	7/9/2025	BNP	–	(102)	(102)
USD	29,044	INR	29,141	7/9/2025	BNP	–	(97)	(97)
USD	29,046	INR	29,141	7/9/2025	BNP	–	(95)	(95)
USD	29,098	INR	29,141	7/9/2025	BNP	–	(43)	(43)
USD	29,100	INR	29,141	7/9/2025	BNP	–	(41)	(41)
USD	57,618	INR	58,282	7/9/2025	BNP	–	(664)	(664)
USD	29,059	INR	29,141	7/9/2025	BNP	–	(82)	(82)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	29,059	INR	29,140	7/9/2025	BNP	$-	$(81)	$(81)
USD	116,838	INR	116,564	7/9/2025	BNP	274	-	274
INR	29,141	USD	28,994	7/9/2025	BNP	147	-	147
INR	29,141	USD	28,997	7/9/2025	BNP	144	-	144
INR	29,141	USD	28,998	7/9/2025	BNP	143	-	143
INR	29,141	USD	28,999	7/9/2025	BNP	142	-	142
INR	29,141	USD	29,007	7/9/2025	BNP	134	-	134
INR	29,141	USD	29,014	7/9/2025	BNP	127	-	127
INR	29,141	USD	29,054	7/9/2025	BNP	87	-	87
INR	29,141	USD	29,116	7/9/2025	BNP	25	-	25
INR	29,141	USD	29,121	7/9/2025	BNP	20	-	20
INR	29,141	USD	29,124	7/9/2025	BNP	17	-	17
INR	29,141	USD	29,129	7/9/2025	BNP	12	-	12
INR	29,141	USD	29,142	7/9/2025	BNP	-	(1)	(1)
INR	29,141	USD	29,144	7/9/2025	BNP	-	(3)	(3)
INR	58,282	USD	58,047	7/9/2025	BNP	235	-	235
INR	29,141	USD	29,119	7/9/2025	BNP	22	-	22
INR	29,141	USD	29,119	7/9/2025	BNP	22	-	22
INR	320,550	USD	323,319	7/9/2025	BNP	-	(2,769)	(2,769)
PHP	4,395	USD	4,363	7/23/2025	BNP	32	-	32
PHP	39,971	USD	39,695	7/23/2025	BNP	276	-	276
INR	13,745	USD	13,774	8/6/2025	BNP	-	(29)	(29)
INR	15,365	USD	15,406	8/6/2025	BNP	-	(41)	(41)
INR	29,110	USD	29,042	8/6/2025	BNP	68	-	68
INR	29,110	USD	29,183	8/6/2025	BNP	-	(73)	(73)
INR	29,110	USD	29,203	8/6/2025	BNP	-	(93)	(93)
USD	43,295	PHP	44,349	8/11/2025	BNP	-	(1,054)	(1,054)
USD	43,352	PHP	44,348	8/11/2025	BNP	-	(996)	(996)
USD	43,462	PHP	44,348	8/11/2025	BNP	-	(886)	(886)
USD	43,876	PHP	44,348	8/11/2025	BNP	-	(472)	(472)
PHP	44,348	USD	44,043	8/11/2025	BNP	305	-	305
PHP	266,089	USD	269,297	8/11/2025	BNP	-	(3,208)	(3,208)
INR	116,288	USD	116,528	9/4/2025	BNP	-	(240)	(240)
USD	49,646	NOK	49,607	7/1/2025	CBK	39	-	39
USD	105,704	SEK	105,698	7/1/2025	CBK	6	-	6
NOK	49,606	USD	49,728	7/1/2025	CBK	-	(122)	(122)
SEK	52,849	USD	52,726	7/1/2025	CBK	123	-	123
SEK	52,849	USD	52,919	7/1/2025	CBK	-	(70)	(70)
SGD	78,647	USD	78,443	7/2/2025	CBK	204	-	204
USD	153,369	THB	153,816	7/3/2025	CBK	-	(447)	(447)
THB	153,816	USD	151,334	7/3/2025	CBK	2,482	-	2,482
USD	32,552	NOK	35,070	7/15/2025	CBK	-	(2,518)	(2,518)
USD	49,449	NOK	49,610	7/15/2025	CBK	-	(161)	(161)
USD	49,732	NOK	49,610	7/15/2025	CBK	122	-	122
USD	50,210	NOK	50,355	7/15/2025	CBK	-	(145)	(145)
NOK	5,206	USD	5,060	7/15/2025	CBK	146	-	146
USD	59,571	NOK	64,150	7/15/2025	CBK	-	(4,579)	(4,579)
USD	62,744	NOK	62,943	7/15/2025	CBK	-	(199)	(199)
USD	69,376	NOK	69,584	7/15/2025	CBK	-	(208)	(208)
USD	78,070	NOK	78,282	7/15/2025	CBK	-	(212)	(212)
USD	85,842	NOK	86,107	7/15/2025	CBK	-	(265)	(265)
USD	91,938	NOK	99,219	7/15/2025	CBK	-	(7,281)	(7,281)
SGD	78,722	USD	77,737	7/15/2025	CBK	985	-	985
SGD	78,722	USD	77,897	7/15/2025	CBK	825	-	825
SGD	78,722	USD	77,903	7/15/2025	CBK	819	-	819
SGD	78,722	USD	78,141	7/15/2025	CBK	581	-	581
SGD	78,722	USD	78,169	7/15/2025	CBK	553	-	553
SGD	78,722	USD	78,267	7/15/2025	CBK	455	-	455
USD	156,602	SGD	157,444	7/15/2025	CBK	-	(842)	(842)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SGD	78,722	USD	77,766	7/15/2025	CBK	$956	$-	$956
SGD	78,722	USD	77,765	7/15/2025	CBK	957	-	957
NOK	35,905	USD	34,566	7/15/2025	CBK	1,339	-	1,339
NOK	38,100	USD	36,643	7/15/2025	CBK	1,457	-	1,457
USD	388,309	SGD	393,611	7/15/2025	CBK	-	(5,302)	(5,302)
NOK	42,049	USD	40,880	7/15/2025	CBK	1,169	-	1,169
NOK	44,404	USD	43,190	7/15/2025	CBK	1,214	-	1,214
NOK	49,610	USD	46,968	7/15/2025	CBK	2,642	-	2,642
NOK	49,610	USD	47,848	7/15/2025	CBK	1,762	-	1,762
NOK	49,610	USD	47,885	7/15/2025	CBK	1,725	-	1,725
NOK	49,610	USD	48,065	7/15/2025	CBK	1,545	-	1,545
NOK	49,610	USD	48,127	7/15/2025	CBK	1,483	-	1,483
NOK	49,610	USD	48,132	7/15/2025	CBK	1,478	-	1,478
NOK	49,610	USD	48,210	7/15/2025	CBK	1,400	-	1,400
NOK	49,610	USD	48,251	7/15/2025	CBK	1,359	-	1,359
NOK	49,610	USD	48,302	7/15/2025	CBK	1,308	-	1,308
NOK	49,610	USD	48,924	7/15/2025	CBK	686	-	686
NOK	49,610	USD	49,114	7/15/2025	CBK	496	-	496
NOK	49,610	USD	49,254	7/15/2025	CBK	356	-	356
NOK	49,610	USD	49,312	7/15/2025	CBK	298	-	298
NOK	49,610	USD	49,373	7/15/2025	CBK	237	-	237
NOK	49,610	USD	49,412	7/15/2025	CBK	198	-	198
NOK	49,610	USD	49,641	7/15/2025	CBK	-	(31)	(31)
NOK	49,610	USD	49,814	7/15/2025	CBK	-	(204)	(204)
NOK	49,610	USD	50,393	7/15/2025	CBK	-	(783)	(783)
SGD	393,611	USD	391,924	7/15/2025	CBK	1,687	-	1,687
NOK	55,067	USD	52,951	7/15/2025	CBK	2,116	-	2,116
NOK	55,537	USD	53,423	7/15/2025	CBK	2,114	-	2,114
NOK	57,171	USD	55,621	7/15/2025	CBK	1,550	-	1,550
NOK	87,273	USD	83,938	7/15/2025	CBK	3,335	-	3,335
NOK	92,548	USD	92,330	7/15/2025	CBK	218	-	218
NOK	93,353	USD	89,865	7/15/2025	CBK	3,488	-	3,488
NOK	111,074	USD	106,752	7/15/2025	CBK	4,322	-	4,322
NOK	119,008	USD	114,493	7/15/2025	CBK	4,515	-	4,515
SGD	1,023,388	USD	1,008,924	7/15/2025	CBK	14,464	-	14,464
NOK	137,745	USD	137,413	7/15/2025	CBK	332	-	332
NOK	166,586	USD	166,168	7/15/2025	CBK	418	-	418
USD	635	SEK	642	7/17/2025	CBK	-	(7)	(7)
SEK	485	USD	472	7/17/2025	CBK	13	-	13
GBP	68,639	JPY	67,619	7/22/2025	CBK	1,020	-	1,020
GBP	68,639	JPY	67,816	7/22/2025	CBK	823	-	823
GBP	68,639	JPY	67,920	7/22/2025	CBK	719	-	719
GBP	69,529	JPY	67,640	7/22/2025	CBK	1,889	-	1,889
GBP	94,416	JPY	91,914	7/22/2025	CBK	2,502	-	2,502
GBP	136,386	JPY	132,681	7/22/2025	CBK	3,705	-	3,705
GBP	137,277	JPY	137,408	7/22/2025	CBK	-	(131)	(131)
GBP	180,138	JPY	175,302	7/22/2025	CBK	4,836	-	4,836
JPY	137,328	GBP	137,277	7/22/2025	CBK	51	-	51
TWD	85,731	USD	84,396	7/24/2025	CBK	1,335	-	1,335
TWD	85,731	USD	85,925	7/24/2025	CBK	-	(194)	(194)
USD	9,015	THB	9,152	7/25/2025	CBK	-	(137)	(137)
USD	9,766	THB	9,915	7/25/2025	CBK	-	(149)	(149)
USD	12,775	THB	12,966	7/25/2025	CBK	-	(191)	(191)
USD	13,525	THB	13,729	7/25/2025	CBK	-	(204)	(204)
USD	14,274	THB	14,491	7/25/2025	CBK	-	(217)	(217)
USD	16,528	THB	16,779	7/25/2025	CBK	-	(251)	(251)
THB	77,031	USD	76,840	7/25/2025	CBK	191	-	191
THB	77,031	USD	76,878	7/25/2025	CBK	153	-	153
THB	154,364	USD	153,818	8/20/2025	CBK	546	-	546

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	26,629	CAD	26,606	8/27/2025	CBK	$23	$-	$23
EUR	91,603	CAD	91,524	8/27/2025	CBK	79	-	79
EUR	118,232	CAD	117,619	8/27/2025	CBK	613	-	613
EUR	155,163	CAD	154,182	8/27/2025	CBK	981	-	981
EUR	317,765	CAD	315,871	8/27/2025	CBK	1,894	-	1,894
USD	78,685	MXN	80,730	9/17/2025	CBK	-	(2,045)	(2,045)
USD	91,766	MXN	94,185	9/17/2025	CBK	-	(2,419)	(2,419)
USD	98,222	MXN	100,913	9/17/2025	CBK	-	(2,691)	(2,691)
USD	105,015	MXN	107,639	9/17/2025	CBK	-	(2,624)	(2,624)
USD	117,958	MXN	121,094	9/17/2025	CBK	-	(3,136)	(3,136)
USD	126,324	MXN	129,783	9/17/2025	CBK	-	(3,459)	(3,459)
MXN	26,431	USD	25,492	9/17/2025	CBK	939	-	939
MXN	26,431	USD	25,564	9/17/2025	CBK	867	-	867
MXN	64,918	USD	63,116	9/17/2025	CBK	1,802	-	1,802
MXN	77,902	USD	75,747	9/17/2025	CBK	2,155	-	2,155
MXN	77,902	USD	75,789	9/17/2025	CBK	2,113	-	2,113
MXN	97,377	USD	94,672	9/17/2025	CBK	2,705	-	2,705
MXN	105,724	USD	102,293	9/17/2025	CBK	3,431	-	3,431
MXN	110,361	USD	107,313	9/17/2025	CBK	3,048	-	3,048
MXN	155,804	USD	151,379	9/17/2025	CBK	4,425	-	4,425
MXN	155,804	USD	151,342	9/17/2025	CBK	4,462	-	4,462
USD	52,833	SEK	53,157	9/29/2025	CBK	-	(324)	(324)
USD	104,686	SEK	106,315	9/29/2025	CBK	-	(1,629)	(1,629)
USD	105,259	SEK	106,314	9/29/2025	CBK	-	(1,055)	(1,055)
SEK	14,450	USD	14,418	9/29/2025	CBK	32	-	32
USD	144,298	SEK	147,511	9/29/2025	CBK	-	(3,213)	(3,213)
USD	167,583	SEK	171,432	9/29/2025	CBK	-	(3,849)	(3,849)
SEK	38,273	USD	37,761	9/29/2025	CBK	512	-	512
SEK	53,157	USD	51,963	9/29/2025	CBK	1,194	-	1,194
SEK	53,157	USD	52,369	9/29/2025	CBK	788	-	788
SEK	53,157	USD	52,835	9/29/2025	CBK	322	-	322
SEK	53,157	USD	52,851	9/29/2025	CBK	306	-	306
SEK	106,314	USD	106,328	9/29/2025	CBK	-	(14)	(14)
SEK	155,332	USD	154,806	9/29/2025	CBK	526	-	526
SEK	159,472	USD	159,742	9/29/2025	CBK	-	(270)	(270)
SEK	232,998	USD	231,796	9/29/2025	CBK	1,202	-	1,202
SEK	235,106	USD	233,806	9/29/2025	CBK	1,300	-	1,300
SEK	280,670	USD	276,668	9/29/2025	CBK	4,002	-	4,002
MXN	14,667	USD	14,449	10/22/2025	CBK	218	-	218
MXN	26,327	USD	25,591	10/22/2025	CBK	736	-	736
MXN	26,327	USD	25,618	10/22/2025	CBK	709	-	709
MXN	26,327	USD	25,845	10/22/2025	CBK	482	-	482
MXN	26,327	USD	26,076	10/22/2025	CBK	251	-	251
MXN	26,327	USD	26,089	10/22/2025	CBK	238	-	238
MXN	27,050	USD	26,505	10/22/2025	CBK	545	-	545
MXN	43,797	USD	43,491	10/22/2025	CBK	306	-	306
MXN	51,096	USD	50,736	10/22/2025	CBK	360	-	360
MXN	52,654	USD	50,767	10/22/2025	CBK	1,887	-	1,887
MXN	52,654	USD	51,307	10/22/2025	CBK	1,347	-	1,347
MXN	61,147	USD	59,225	10/22/2025	CBK	1,922	-	1,922
MXN	64,314	USD	63,337	10/22/2025	CBK	977	-	977
MXN	67,941	USD	65,794	10/22/2025	CBK	2,147	-	2,147
MXN	76,297	USD	74,725	10/22/2025	CBK	1,572	-	1,572
MXN	78,981	USD	77,188	10/22/2025	CBK	1,793	-	1,793
MXN	81,335	USD	79,714	10/22/2025	CBK	1,621	-	1,621
MXN	81,529	USD	78,963	10/22/2025	CBK	2,566	-	2,566
MXN	85,814	USD	84,141	10/22/2025	CBK	1,673	-	1,673
MXN	87,593	USD	86,960	10/22/2025	CBK	633	-	633
MXN	88,323	USD	85,556	10/22/2025	CBK	2,767	-	2,767

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MXN	93,496	USD	91,636	10/22/2025	CBK	$1,860	$-	$1,860
MXN	105,262	USD	104,537	10/22/2025	CBK	725	-	725
MXN	105,308	USD	102,384	10/22/2025	CBK	2,924	-	2,924
MXN	105,308	USD	102,395	10/22/2025	CBK	2,913	-	2,913
MXN	105,308	USD	103,439	10/22/2025	CBK	1,869	-	1,869
MXN	105,308	USD	103,959	10/22/2025	CBK	1,349	-	1,349
MXN	116,870	USD	114,547	10/22/2025	CBK	2,323	-	2,323
MXN	122,294	USD	118,449	10/22/2025	CBK	3,845	-	3,845
MXN	124,662	USD	122,168	10/22/2025	CBK	2,494	-	2,494
MXN	170,038	USD	168,854	10/22/2025	CBK	1,184	-	1,184
MXN	226,718	USD	225,081	10/22/2025	CBK	1,637	-	1,637
USD	1,025	NZD	1,053	7/1/2025	HUB	-	(28)	(28)
NZD	1,648	USD	1,604	7/1/2025	HUB	44	-	44
NZD	7,456	USD	7,389	7/1/2025	HUB	67	-	67
NZD	22,256	USD	21,812	7/1/2025	HUB	444	-	444
NZD	22,257	USD	21,803	7/1/2025	HUB	454	-	454
USD	39,342	NZD	40,461	7/1/2025	HUB	-	(1,119)	(1,119)
NZD	32,114	USD	31,896	7/1/2025	HUB	218	-	218
USD	59,286	NZD	60,955	7/1/2025	HUB	-	(1,669)	(1,669)
USD	60,269	NZD	60,955	7/1/2025	HUB	-	(686)	(686)
USD	60,352	NZD	60,561	7/1/2025	HUB	-	(209)	(209)
USD	60,398	NZD	60,562	7/1/2025	HUB	-	(164)	(164)
USD	78,661	NZD	80,922	7/1/2025	HUB	-	(2,261)	(2,261)
NZD	48,821	USD	47,890	7/1/2025	HUB	931	-	931
NZD	53,499	USD	53,022	7/1/2025	HUB	477	-	477
NZD	59,307	USD	57,765	7/1/2025	HUB	1,542	-	1,542
NZD	60,955	USD	59,414	7/1/2025	HUB	1,541	-	1,541
NZD	60,955	USD	59,486	7/1/2025	HUB	1,469	-	1,469
NZD	60,955	USD	59,564	7/1/2025	HUB	1,391	-	1,391
NZD	60,955	USD	60,335	7/1/2025	HUB	620	-	620
NZD	60,955	USD	60,343	7/1/2025	HUB	612	-	612
NZD	60,955	USD	60,344	7/1/2025	HUB	611	-	611
NZD	60,955	USD	60,384	7/1/2025	HUB	571	-	571
NZD	60,955	USD	60,514	7/1/2025	HUB	441	-	441
EUR	117,795	USD	117,287	7/1/2025	HUB	508	-	508
USD	117,300	EUR	117,795	7/1/2025	HUB	-	(495)	(495)
USD	118,004	NZD	121,383	7/1/2025	HUB	-	(3,379)	(3,379)
USD	120,553	NZD	121,910	7/1/2025	HUB	-	(1,357)	(1,357)
USD	120,803	NZD	121,122	7/1/2025	HUB	-	(319)	(319)
USD	144,479	NZD	144,852	7/1/2025	HUB	-	(373)	(373)
NZD	89,796	USD	89,143	7/1/2025	HUB	653	-	653
USD	160,749	NZD	161,497	7/1/2025	HUB	-	(748)	(748)
NZD	100,156	USD	98,124	7/1/2025	HUB	2,032	-	2,032
NZD	111,284	USD	109,101	7/1/2025	HUB	2,183	-	2,183
USD	18,171	BRL	18,406	7/2/2025	HUB	-	(235)	(235)
USD	18,174	BRL	18,406	7/2/2025	HUB	-	(232)	(232)
USD	18,175	BRL	18,406	7/2/2025	HUB	-	(231)	(231)
USD	18,176	BRL	18,406	7/2/2025	HUB	-	(230)	(230)
USD	18,182	BRL	18,406	7/2/2025	HUB	-	(224)	(224)
USD	18,183	BRL	18,406	7/2/2025	HUB	-	(223)	(223)
USD	18,186	BRL	18,405	7/2/2025	HUB	-	(219)	(219)
USD	18,197	BRL	18,406	7/2/2025	HUB	-	(209)	(209)
USD	18,203	BRL	18,406	7/2/2025	HUB	-	(203)	(203)
USD	18,205	BRL	18,405	7/2/2025	HUB	-	(200)	(200)
USD	27,664	PLN	27,744	7/2/2025	HUB	-	(80)	(80)
EUR	49,873	PLN	50,173	7/2/2025	HUB	-	(300)	(300)
EUR	67,922	PLN	68,388	7/2/2025	HUB	-	(466)	(466)
USD	58,116	BRL	58,898	7/2/2025	HUB	-	(782)	(782)
USD	58,197	BRL	58,898	7/2/2025	HUB	-	(701)	(701)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	18,406	USD	17,417	7/2/2025	HUB	$989	$-	$989
BRL	18,406	USD	17,427	7/2/2025	HUB	979	-	979
BRL	18,406	USD	17,434	7/2/2025	HUB	972	-	972
BRL	18,406	USD	17,463	7/2/2025	HUB	943	-	943
BRL	18,406	USD	17,486	7/2/2025	HUB	920	-	920
BRL	18,406	USD	17,494	7/2/2025	HUB	912	-	912
BRL	18,406	USD	17,569	7/2/2025	HUB	837	-	837
BRL	18,406	USD	17,585	7/2/2025	HUB	821	-	821
BRL	18,406	USD	17,592	7/2/2025	HUB	814	-	814
BRL	18,406	USD	17,616	7/2/2025	HUB	790	-	790
BRL	18,406	USD	17,664	7/2/2025	HUB	742	-	742
NZD	60,955	USD	60,837	7/2/2025	HUB	118	-	118
EUR	117,795	PLN	117,880	7/2/2025	HUB	-	(85)	(85)
EUR	117,795	PLN	119,120	7/2/2025	HUB	-	(1,325)	(1,325)
USD	101,823	BRL	103,072	7/2/2025	HUB	-	(1,249)	(1,249)
USD	126,339	BRL	128,840	7/2/2025	HUB	-	(2,501)	(2,501)
PLN	44,540	EUR	44,080	7/2/2025	HUB	460	-	460
PLN	51,554	EUR	51,535	7/2/2025	HUB	19	-	19
BRL	18,406	USD	17,458	7/2/2025	HUB	948	-	948
BRL	18,406	USD	17,457	7/2/2025	HUB	949	-	949
PLN	66,297	EUR	66,259	7/2/2025	HUB	38	-	38
PLN	74,542	EUR	73,715	7/2/2025	HUB	827	-	827
BRL	55,217	USD	52,328	7/2/2025	HUB	2,889	-	2,889
PLN	117,763	EUR	117,795	7/2/2025	HUB	-	(32)	(32)
PLN	117,986	EUR	117,795	7/2/2025	HUB	191	-	191
PLN	118,021	EUR	117,795	7/2/2025	HUB	226	-	226
PLN	118,245	EUR	117,795	7/2/2025	HUB	450	-	450
PLN	118,410	EUR	117,795	7/2/2025	HUB	615	-	615
PLN	118,754	EUR	117,795	7/2/2025	HUB	959	-	959
BRL	239,274	USD	227,359	7/2/2025	HUB	11,915	-	11,915
USD	69,695	CNY	69,878	7/7/2025	HUB	-	(183)	(183)
USD	139,704	CNY	139,756	7/7/2025	HUB	-	(52)	(52)
USD	277,958	CNY	279,513	7/7/2025	HUB	-	(1,555)	(1,555)
CNY	69,878	USD	69,585	7/7/2025	HUB	293	-	293
CNY	69,878	USD	69,636	7/7/2025	HUB	242	-	242
CNY	69,878	USD	69,697	7/7/2025	HUB	181	-	181
USD	764,583	CNY	768,660	7/7/2025	HUB	-	(4,077)	(4,077)
CNY	139,756	USD	139,209	7/7/2025	HUB	547	-	547
CNY	139,756	USD	139,756	7/7/2025	HUB	-	-	-
CNY	209,635	USD	208,880	7/7/2025	HUB	755	-	755
USD	49,616	AUD	50,913	7/15/2025	HUB	-	(1,297)	(1,297)
USD	64,237	AUD	65,829	7/15/2025	HUB	-	(1,592)	(1,592)
AUD	65,829	USD	64,422	7/15/2025	HUB	1,407	-	1,407
AUD	65,829	USD	64,463	7/15/2025	HUB	1,366	-	1,366
AUD	65,829	USD	64,994	7/15/2025	HUB	835	-	835
AUD	65,829	USD	65,072	7/15/2025	HUB	757	-	757
AUD	65,829	USD	65,170	7/15/2025	HUB	659	-	659
AUD	65,829	USD	65,171	7/15/2025	HUB	658	-	658
AUD	65,829	USD	65,446	7/15/2025	HUB	383	-	383
AUD	72,075	USD	71,514	7/15/2025	HUB	561	-	561
USD	130,049	AUD	131,657	7/15/2025	HUB	-	(1,608)	(1,608)
AUD	90,353	USD	88,053	7/15/2025	HUB	2,300	-	2,300
USD	142,862	AUD	146,573	7/15/2025	HUB	-	(3,711)	(3,711)
AUD	125,411	USD	124,506	7/15/2025	HUB	905	-	905
AUD	171,670	USD	167,273	7/15/2025	HUB	4,397	-	4,397
AUD	198,777	USD	193,919	7/15/2025	HUB	4,858	-	4,858
GBP	68,637	AUD	68,064	7/16/2025	HUB	573	-	573
GBP	68,637	AUD	68,819	7/16/2025	HUB	-	(182)	(182)
GBP	68,637	AUD	68,914	7/16/2025	HUB	-	(277)	(277)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	57,657	JPY	57,576	7/16/2025	HUB	$81	$-	$81
USD	68,965	JPY	69,550	7/16/2025	HUB	-	(585)	(585)
USD	69,015	JPY	69,550	7/16/2025	HUB	-	(535)	(535)
USD	69,858	JPY	69,550	7/16/2025	HUB	308	-	308
GBP	131,351	AUD	129,407	7/16/2025	HUB	1,944	-	1,944
GBP	137,273	AUD	138,176	7/16/2025	HUB	-	(903)	(903)
USD	136,170	JPY	139,101	7/16/2025	HUB	-	(2,931)	(2,931)
USD	137,016	JPY	139,101	7/16/2025	HUB	-	(2,085)	(2,085)
USD	137,870	JPY	139,101	7/16/2025	HUB	-	(1,231)	(1,231)
GBP	211,832	AUD	208,628	7/16/2025	HUB	3,204	-	3,204
USD	160,153	JPY	160,369	7/16/2025	HUB	-	(216)	(216)
USD	207,026	JPY	208,651	7/16/2025	HUB	-	(1,625)	(1,625)
AUD	137,845	GBP	137,273	7/16/2025	HUB	572	-	572
USD	256,395	JPY	256,933	7/16/2025	HUB	-	(538)	(538)
USD	499,499	JPY	498,828	7/16/2025	HUB	671	-	671
JPY	66,497	USD	65,622	7/16/2025	HUB	875	-	875
JPY	69,550	USD	68,037	7/16/2025	HUB	1,513	-	1,513
JPY	83,122	USD	82,097	7/16/2025	HUB	1,025	-	1,025
JPY	108,643	USD	107,772	7/16/2025	HUB	871	-	871
JPY	131,899	USD	130,735	7/16/2025	HUB	1,164	-	1,164
JPY	166,243	USD	164,790	7/16/2025	HUB	1,453	-	1,453
USD	19	GBP	19	7/17/2025	HUB	-	-	-
USD	19	PLN	20	7/17/2025	HUB	-	(1)	(1)
CAD	28	USD	28	7/17/2025	HUB	-	-	-
CAD	53	USD	53	7/17/2025	HUB	-	-	-
CAD	105	USD	105	7/17/2025	HUB	-	-	-
USD	158	GBP	160	7/17/2025	HUB	-	(2)	(2)
PLN	57	USD	57	7/17/2025	HUB	-	-	-
PLN	58	USD	56	7/17/2025	HUB	2	-	2
USD	223	AUD	227	7/17/2025	HUB	-	(4)	(4)
USD	227	JPY	227	7/17/2025	HUB	-	-	-
GBP	315	USD	307	7/17/2025	HUB	8	-	8
USD	256	CAD	259	7/17/2025	HUB	-	(3)	(3)
USD	349	PLN	358	7/17/2025	HUB	-	(9)	(9)
PLN	110	USD	109	7/17/2025	HUB	1	-	1
AUD	318	USD	316	7/17/2025	HUB	2	-	2
USD	718	AUD	738	7/17/2025	HUB	-	(20)	(20)
USD	777	JPY	774	7/17/2025	HUB	3	-	3
USD	877	JPY	898	7/17/2025	HUB	-	(21)	(21)
CAD	658	USD	655	7/17/2025	HUB	3	-	3
USD	1,071	JPY	1,098	7/17/2025	HUB	-	(27)	(27)
USD	7,816	AUD	7,922	7/17/2025	HUB	-	(106)	(106)
JPY	69	USD	69	7/17/2025	HUB	-	-	-
CAD	7,623	USD	7,561	7/17/2025	HUB	62	-	62
JPY	92	USD	92	7/17/2025	HUB	-	-	-
JPY	127	USD	124	7/17/2025	HUB	3	-	3
JPY	146	USD	146	7/17/2025	HUB	-	-	-
JPY	176	USD	176	7/17/2025	HUB	-	-	-
JPY	264	USD	264	7/17/2025	HUB	-	-	-
USD	337,117	EUR	346,660	7/17/2025	HUB	-	(9,543)	(9,543)
AUD	10,650	JPY	10,590	7/22/2025	HUB	60	-	60
AUD	55,188	JPY	54,875	7/22/2025	HUB	313	-	313
AUD	65,838	JPY	64,146	7/22/2025	HUB	1,692	-	1,692
AUD	65,838	JPY	65,538	7/22/2025	HUB	300	-	300
AUD	65,838	JPY	65,618	7/22/2025	HUB	220	-	220
PLN	5,912	USD	5,571	7/31/2025	HUB	341	-	341
USD	49,534	PLN	50,971	7/31/2025	HUB	-	(1,437)	(1,437)
USD	49,695	CLP	53,670	7/31/2025	HUB	-	(3,975)	(3,975)
USD	50,127	CLP	53,671	7/31/2025	HUB	-	(3,544)	(3,544)
USD	50,163	CLP	53,671	7/31/2025	HUB	-	(3,508)	(3,508)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	50,376	CLP	53,671	7/31/2025	HUB	$-	$(3,295)	$(3,295)
USD	51,015	CLP	53,671	7/31/2025	HUB	-	(2,656)	(2,656)
USD	85,076	PLN	87,654	7/31/2025	HUB	-	(2,578)	(2,578)
PLN	27,716	USD	26,117	7/31/2025	HUB	1,599	-	1,599
PLN	27,725	USD	26,352	7/31/2025	HUB	1,373	-	1,373
PLN	27,725	USD	26,459	7/31/2025	HUB	1,266	-	1,266
PLN	27,725	USD	26,466	7/31/2025	HUB	1,259	-	1,259
PLN	27,725	USD	26,558	7/31/2025	HUB	1,167	-	1,167
PLN	27,725	USD	26,619	7/31/2025	HUB	1,106	-	1,106
PLN	27,725	USD	26,683	7/31/2025	HUB	1,042	-	1,042
PLN	27,725	USD	26,758	7/31/2025	HUB	967	-	967
PLN	27,725	USD	26,792	7/31/2025	HUB	933	-	933
PLN	27,725	USD	26,925	7/31/2025	HUB	800	-	800
PLN	28,769	USD	27,127	7/31/2025	HUB	1,642	-	1,642
PLN	40,432	USD	38,599	7/31/2025	HUB	1,833	-	1,833
PLN	48,503	USD	45,718	7/31/2025	HUB	2,785	-	2,785
PLN	51,832	USD	51,439	7/31/2025	HUB	393	-	393
PLN	59,067	USD	58,598	7/31/2025	HUB	469	-	469
PLN	72,778	USD	69,450	7/31/2025	HUB	3,328	-	3,328
PLN	80,864	USD	77,264	7/31/2025	HUB	3,600	-	3,600
CLP	53,671	USD	52,981	7/31/2025	HUB	690	-	690
CLP	53,671	USD	53,212	7/31/2025	HUB	459	-	459
CLP	53,671	USD	53,272	7/31/2025	HUB	399	-	399
CLP	53,671	USD	53,294	7/31/2025	HUB	377	-	377
CLP	53,671	USD	53,636	7/31/2025	HUB	35	-	35
BRL	18,264	USD	17,583	8/4/2025	HUB	681	-	681
BRL	18,264	USD	17,674	8/4/2025	HUB	590	-	590
BRL	18,264	USD	17,676	8/4/2025	HUB	588	-	588
BRL	18,264	USD	17,763	8/4/2025	HUB	501	-	501
BRL	18,264	USD	17,799	8/4/2025	HUB	465	-	465
BRL	18,264	USD	17,827	8/4/2025	HUB	437	-	437
BRL	18,264	USD	17,831	8/4/2025	HUB	433	-	433
BRL	18,264	USD	17,843	8/4/2025	HUB	421	-	421
BRL	18,264	USD	17,882	8/4/2025	HUB	382	-	382
BRL	18,264	USD	17,891	8/4/2025	HUB	373	-	373
BRL	18,264	USD	17,892	8/4/2025	HUB	372	-	372
BRL	18,264	USD	17,895	8/4/2025	HUB	369	-	369
BRL	18,264	USD	17,898	8/4/2025	HUB	366	-	366
BRL	18,264	USD	17,904	8/4/2025	HUB	360	-	360
BRL	18,264	USD	17,916	8/4/2025	HUB	348	-	348
BRL	18,264	USD	17,922	8/4/2025	HUB	342	-	342
BRL	18,264	USD	17,928	8/4/2025	HUB	336	-	336
BRL	18,264	USD	17,933	8/4/2025	HUB	331	-	331
BRL	18,264	USD	17,945	8/4/2025	HUB	319	-	319
BRL	18,264	USD	17,977	8/4/2025	HUB	287	-	287
BRL	18,264	USD	18,035	8/4/2025	HUB	229	-	229
BRL	18,264	USD	18,055	8/4/2025	HUB	209	-	209
BRL	18,264	USD	18,075	8/4/2025	HUB	189	-	189
BRL	18,264	USD	18,076	8/4/2025	HUB	188	-	188
BRL	58,443	USD	57,681	8/4/2025	HUB	762	-	762
BRL	58,443	USD	57,762	8/4/2025	HUB	681	-	681
BRL	102,276	USD	101,062	8/4/2025	HUB	1,214	-	1,214
BRL	127,845	USD	125,395	8/4/2025	HUB	2,450	-	2,450
USD	4,299	KRW	4,398	8/5/2025	HUB	-	(99)	(99)
USD	4,739	KRW	4,843	8/5/2025	HUB	-	(104)	(104)
USD	6,503	KRW	6,651	8/5/2025	HUB	-	(148)	(148)
USD	6,706	KRW	6,866	8/5/2025	HUB	-	(160)	(160)
USD	6,818	KRW	6,974	8/5/2025	HUB	-	(156)	(156)
USD	6,925	KRW	7,081	8/5/2025	HUB	-	(156)	(156)
USD	7,024	KRW	7,188	8/5/2025	HUB	-	(164)	(164)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	7,029	KRW	7,188	8/5/2025	HUB	$-	$(159)	$(159)
USD	7,232	KRW	7,402	8/5/2025	HUB	-	(170)	(170)
USD	7,440	KRW	7,617	8/5/2025	HUB	-	(177)	(177)
USD	7,873	KRW	8,046	8/5/2025	HUB	-	(173)	(173)
USD	44,747	GBP	45,092	8/5/2025	HUB	-	(345)	(345)
GBP	68,643	USD	67,564	8/5/2025	HUB	1,079	-	1,079
GBP	68,643	USD	67,655	8/5/2025	HUB	988	-	988
GBP	68,643	USD	67,751	8/5/2025	HUB	892	-	892
GBP	68,643	USD	67,786	8/5/2025	HUB	857	-	857
GBP	87,221	USD	85,943	8/5/2025	HUB	1,278	-	1,278
USD	67,946	GBP	68,643	8/5/2025	HUB	-	(697)	(697)
GBP	137,286	USD	134,599	8/5/2025	HUB	2,687	-	2,687
GBP	174,441	USD	171,827	8/5/2025	HUB	2,614	-	2,614
GBP	189,614	USD	189,549	8/5/2025	HUB	65	-	65
GBP	197,607	USD	194,815	8/5/2025	HUB	2,792	-	2,792
GBP	218,051	USD	214,803	8/5/2025	HUB	3,248	-	3,248
GBP	218,051	USD	214,946	8/5/2025	HUB	3,105	-	3,105
USD	159,646	GBP	160,837	8/5/2025	HUB	-	(1,191)	(1,191)
USD	181,727	GBP	185,628	8/5/2025	HUB	-	(3,901)	(3,901)
GBP	261,663	USD	257,967	8/5/2025	HUB	3,696	-	3,696
GBP	290,887	USD	290,517	8/5/2025	HUB	370	-	370
GBP	328,866	USD	324,062	8/5/2025	HUB	4,804	-	4,804
GBP	436,104	USD	429,592	8/5/2025	HUB	6,512	-	6,512
USD	422,906	GBP	432,159	8/5/2025	HUB	-	(9,253)	(9,253)
KRW	74,255	USD	73,081	8/5/2025	HUB	1,174	-	1,174
KRW	74,255	USD	73,663	8/5/2025	HUB	592	-	592
KRW	74,255	USD	73,812	8/5/2025	HUB	443	-	443
KRW	74,255	USD	73,856	8/5/2025	HUB	399	-	399
KRW	148,509	USD	147,643	8/5/2025	HUB	866	-	866
EUR	30,162	CHF	30,307	8/18/2025	HUB	-	(145)	(145)
CHF	36,862	EUR	36,656	8/18/2025	HUB	206	-	206
CHF	81,994	EUR	81,505	8/18/2025	HUB	489	-	489
EUR	95,062	CHF	95,429	8/18/2025	HUB	-	(367)	(367)
EUR	141,261	CHF	141,777	8/18/2025	HUB	-	(516)	(516)
EUR	184,428	CHF	185,242	8/18/2025	HUB	-	(814)	(814)
EUR	258,057	CHF	259,212	8/18/2025	HUB	-	(1,155)	(1,155)
CAD	66,152	USD	65,501	8/25/2025	HUB	651	-	651
CAD	70,087	USD	69,369	8/25/2025	HUB	718	-	718
EUR	118,216	AUD	117,467	8/25/2025	HUB	749	-	749
EUR	118,216	AUD	118,260	8/25/2025	HUB	-	(44)	(44)
CAD	88,480	USD	87,875	8/25/2025	HUB	605	-	605
CAD	132,423	USD	131,566	8/25/2025	HUB	857	-	857
CAD	165,380	USD	163,737	8/25/2025	HUB	1,643	-	1,643
CAD	192,545	USD	190,569	8/25/2025	HUB	1,976	-	1,976
CAD	242,181	USD	239,692	8/25/2025	HUB	2,489	-	2,489
EUR	116,828	USD	115,157	8/26/2025	HUB	1,671	-	1,671
EUR	118,224	USD	117,735	8/26/2025	HUB	489	-	489
EUR	138,193	USD	136,219	8/26/2025	HUB	1,974	-	1,974
EUR	341,564	USD	336,611	8/26/2025	HUB	4,953	-	4,953
EUR	349,208	USD	344,302	8/26/2025	HUB	4,906	-	4,906
EUR	354,672	USD	352,039	8/26/2025	HUB	2,633	-	2,633
COP	48,592	USD	46,655	8/27/2025	HUB	1,937	-	1,937
COP	48,592	USD	47,233	8/27/2025	HUB	1,359	-	1,359
COP	48,592	USD	47,370	8/27/2025	HUB	1,222	-	1,222
COP	48,592	USD	47,404	8/27/2025	HUB	1,188	-	1,188
COP	48,592	USD	47,665	8/27/2025	HUB	927	-	927
COP	48,592	USD	47,982	8/27/2025	HUB	610	-	610
COP	48,592	USD	48,639	8/27/2025	HUB	-	(47)	(47)
COP	48,592	USD	48,642	8/27/2025	HUB	-	(50)	(50)
NZD	60,687	USD	60,478	9/2/2025	HUB	209	-	209

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NZD	60,687	USD	60,524	9/2/2025	HUB	$163	$-	$163
NZD	121,373	USD	121,055	9/2/2025	HUB	318	-	318
NZD	145,151	USD	144,779	9/2/2025	HUB	372	-	372
NZD	161,832	USD	161,085	9/2/2025	HUB	747	-	747
USD	52,612	CLP	53,657	9/30/2025	HUB	-	(1,045)	(1,045)
CLP	53,657	USD	53,069	9/30/2025	HUB	588	-	588
CLP	53,657	USD	53,148	9/30/2025	HUB	509	-	509
CLP	53,657	USD	53,274	9/30/2025	HUB	383	-	383
CLP	53,657	USD	53,313	9/30/2025	HUB	344	-	344
CLP	53,657	USD	53,420	9/30/2025	HUB	237	-	237
CLP	53,657	USD	53,697	9/30/2025	HUB	-	(40)	(40)
CLP	53,657	USD	53,753	9/30/2025	HUB	-	(96)	(96)
USD	27,924	ZAR	28,242	7/1/2025	NWM	-	(318)	(318)
ZAR	28,243	USD	28,267	7/1/2025	NWM	-	(24)	(24)
CHF	9,030	USD	8,849	7/2/2025	NWM	181	-	181
USD	8,533	CHF	8,914	7/2/2025	NWM	-	(381)	(381)
CHF	14,254	USD	13,987	7/2/2025	NWM	267	-	267
CHF	21,006	USD	20,825	7/2/2025	NWM	181	-	181
EUR	22,346	SEK	22,341	7/2/2025	NWM	5	-	5
USD	20,075	CHF	21,813	7/2/2025	NWM	-	(1,738)	(1,738)
USD	28,117	ZAR	28,243	7/2/2025	NWM	-	(126)	(126)
CHF	44,774	USD	44,050	7/2/2025	NWM	724	-	724
CHF	54,462	USD	51,394	7/2/2025	NWM	3,068	-	3,068
CHF	62,775	USD	62,076	7/2/2025	NWM	699	-	699
CHF	63,257	USD	62,563	7/2/2025	NWM	694	-	694
CHF	81,258	USD	79,964	7/2/2025	NWM	1,294	-	1,294
EUR	95,449	SEK	95,431	7/2/2025	NWM	18	-	18
CHF	105,026	USD	104,149	7/2/2025	NWM	877	-	877
CHF	111,778	USD	109,753	7/2/2025	NWM	2,025	-	2,025
CHF	117,002	USD	114,712	7/2/2025	NWM	2,290	-	2,290
USD	95,852	CHF	104,218	7/2/2025	NWM	-	(8,366)	(8,366)
CHF	126,032	USD	119,681	7/2/2025	NWM	6,351	-	6,351
CHF	126,032	USD	120,618	7/2/2025	NWM	5,414	-	5,414
CHF	126,032	USD	122,611	7/2/2025	NWM	3,421	-	3,421
CHF	126,032	USD	122,618	7/2/2025	NWM	3,414	-	3,414
CHF	126,032	USD	123,295	7/2/2025	NWM	2,737	-	2,737
CHF	126,032	USD	123,405	7/2/2025	NWM	2,627	-	2,627
CHF	126,032	USD	125,180	7/2/2025	NWM	852	-	852
EUR	117,795	SEK	117,285	7/2/2025	NWM	510	-	510
USD	119,713	CHF	126,032	7/2/2025	NWM	-	(6,319)	(6,319)
USD	141,250	CHF	147,673	7/2/2025	NWM	-	(6,423)	(6,423)
CHF	196,378	USD	183,852	7/2/2025	NWM	12,526	-	12,526
USD	158,759	CHF	174,719	7/2/2025	NWM	-	(15,960)	(15,960)
USD	211,067	CHF	232,349	7/2/2025	NWM	-	(21,282)	(21,282)
USD	211,958	CHF	221,509	7/2/2025	NWM	-	(9,551)	(9,551)
USD	239,462	CHF	263,652	7/2/2025	NWM	-	(24,190)	(24,190)
CHF	307,117	USD	287,782	7/2/2025	NWM	19,335	-	19,335
CHF	323,633	USD	305,187	7/2/2025	NWM	18,446	-	18,446
SEK	27,220	EUR	27,788	7/2/2025	NWM	-	(568)	(568)
CHF	378,728	USD	355,033	7/2/2025	NWM	23,695	-	23,695
USD	307,927	CHF	338,983	7/2/2025	NWM	-	(31,056)	(31,056)
USD	342,183	CHF	376,647	7/2/2025	NWM	-	(34,464)	(34,464)
SEK	88,122	EUR	90,007	7/2/2025	NWM	-	(1,885)	(1,885)
SEK	114,584	EUR	117,795	7/2/2025	NWM	-	(3,211)	(3,211)
SEK	115,738	EUR	117,795	7/2/2025	NWM	-	(2,057)	(2,057)
GBP	115,316	EUR	117,904	7/16/2025	NWM	-	(2,588)	(2,588)
GBP	115,536	EUR	117,904	7/16/2025	NWM	-	(2,368)	(2,368)
GBP	115,851	EUR	117,904	7/16/2025	NWM	-	(2,053)	(2,053)
GBP	115,896	EUR	117,904	7/16/2025	NWM	-	(2,008)	(2,008)
GBP	115,965	EUR	117,904	7/16/2025	NWM	-	(1,939)	(1,939)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	117,170	EUR	117,903	7/16/2025	NWM	$-	$(733)	$(733)
EUR	117,904	GBP	117,171	7/16/2025	NWM	733	-	733
EUR	117,904	GBP	117,433	7/16/2025	NWM	471	-	471
EUR	117,904	GBP	117,737	7/16/2025	NWM	167	-	167
USD	38	CHF	39	7/17/2025	NWM	-	(1)	(1)
CHF	77	USD	75	7/17/2025	NWM	2	-	2
CHF	242	USD	236	7/17/2025	NWM	6	-	6
USD	330	HUF	336	7/17/2025	NWM	-	(6)	(6)
CHF	894	USD	887	7/17/2025	NWM	7	-	7
USD	758	CHF	774	7/17/2025	NWM	-	(16)	(16)
USD	3,014	CHF	3,077	7/17/2025	NWM	-	(63)	(63)
HUF	271	USD	261	7/17/2025	NWM	10	-	10
HUF	365	USD	363	7/17/2025	NWM	2	-	2
EUR	18,893	HUF	19,080	7/21/2025	NWM	-	(187)	(187)
EUR	45,022	HUF	45,526	7/21/2025	NWM	-	(504)	(504)
EUR	54,027	HUF	54,606	7/21/2025	NWM	-	(579)	(579)
EUR	117,943	HUF	118,368	7/21/2025	NWM	-	(425)	(425)
HUF	52,274	EUR	51,665	7/21/2025	NWM	609	-	609
HUF	66,801	EUR	65,878	7/21/2025	NWM	923	-	923
HUF	72,102	EUR	71,190	7/21/2025	NWM	912	-	912
HUF	75,473	EUR	74,627	7/21/2025	NWM	846	-	846
HUF	100,201	EUR	98,817	7/21/2025	NWM	1,384	-	1,384
HUF	110,871	EUR	109,594	7/21/2025	NWM	1,277	-	1,277
HUF	119,396	EUR	117,943	7/21/2025	NWM	1,453	-	1,453
HUF	119,848	EUR	117,943	7/21/2025	NWM	1,905	-	1,905
HUF	236,449	EUR	235,885	7/21/2025	NWM	564	-	564
EUR	47,424	JPY	45,325	7/28/2025	NWM	2,099	-	2,099
EUR	111,912	JPY	106,908	7/28/2025	NWM	5,004	-	5,004
EUR	117,997	JPY	113,520	7/28/2025	NWM	4,477	-	4,477
EUR	117,997	JPY	115,070	7/28/2025	NWM	2,927	-	2,927
EUR	117,997	JPY	117,357	7/28/2025	NWM	640	-	640
EUR	194,656	JPY	185,960	7/28/2025	NWM	8,696	-	8,696
JPY	117,867	EUR	117,998	7/28/2025	NWM	-	(131)	(131)
USD	2,451	ZAR	2,457	7/29/2025	NWM	-	(6)	(6)
USD	20,431	ZAR	20,864	7/29/2025	NWM	-	(433)	(433)
USD	28,207	ZAR	28,186	7/29/2025	NWM	21	-	21
USD	56,889	HUF	58,870	7/29/2025	NWM	-	(1,981)	(1,981)
USD	70,709	ZAR	70,949	7/29/2025	NWM	-	(240)	(240)
USD	89,976	ZAR	91,880	7/29/2025	NWM	-	(1,904)	(1,904)
USD	108,561	ZAR	109,023	7/29/2025	NWM	-	(462)	(462)
USD	129,775	ZAR	130,073	7/29/2025	NWM	-	(298)	(298)
USD	166,220	ZAR	166,659	7/29/2025	NWM	-	(439)	(439)
ZAR	28,186	USD	27,250	7/29/2025	NWM	936	-	936
ZAR	28,186	USD	27,572	7/29/2025	NWM	614	-	614
ZAR	28,186	USD	27,774	7/29/2025	NWM	412	-	412
ZAR	28,186	USD	27,858	7/29/2025	NWM	328	-	328
ZAR	28,186	USD	27,863	7/29/2025	NWM	323	-	323
ZAR	28,186	USD	27,926	7/29/2025	NWM	260	-	260
ZAR	28,186	USD	28,058	7/29/2025	NWM	128	-	128
ZAR	28,186	USD	28,072	7/29/2025	NWM	114	-	114
ZAR	28,186	USD	28,081	7/29/2025	NWM	105	-	105
ZAR	45,043	USD	43,727	7/29/2025	NWM	1,316	-	1,316
ZAR	56,372	USD	54,514	7/29/2025	NWM	1,858	-	1,858
ZAR	56,372	USD	55,090	7/29/2025	NWM	1,282	-	1,282
ZAR	56,372	USD	55,374	7/29/2025	NWM	998	-	998
ZAR	56,372	USD	55,426	7/29/2025	NWM	946	-	946
ZAR	56,372	USD	55,505	7/29/2025	NWM	867	-	867
ZAR	56,372	USD	55,559	7/29/2025	NWM	813	-	813
ZAR	56,372	USD	55,800	7/29/2025	NWM	572	-	572
ZAR	56,372	USD	55,831	7/29/2025	NWM	541	-	541

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	56,372	USD	55,890	7/29/2025	NWM	$482	$-	$482
ZAR	65,016	USD	63,361	7/29/2025	NWM	1,655	-	1,655
ZAR	71,047	USD	69,001	7/29/2025	NWM	2,046	-	2,046
ZAR	93,095	USD	90,285	7/29/2025	NWM	2,810	-	2,810
ZAR	98,153	USD	95,633	7/29/2025	NWM	2,520	-	2,520
ZAR	112,744	USD	111,137	7/29/2025	NWM	1,607	-	1,607
ZAR	113,675	USD	110,203	7/29/2025	NWM	3,472	-	3,472
HUF	6,664	USD	6,603	7/29/2025	NWM	61	-	61
ZAR	146,877	USD	143,126	7/29/2025	NWM	3,751	-	3,751
ZAR	153,070	USD	153,367	7/29/2025	NWM	-	(297)	(297)
ZAR	156,302	USD	152,054	7/29/2025	NWM	4,248	-	4,248
ZAR	213,347	USD	213,989	7/29/2025	NWM	-	(642)	(642)
HUF	22,770	USD	22,540	7/29/2025	NWM	230	-	230
HUF	29,435	USD	28,210	7/29/2025	NWM	1,225	-	1,225
HUF	29,435	USD	28,739	7/29/2025	NWM	696	-	696
HUF	34,516	USD	32,896	7/29/2025	NWM	1,620	-	1,620
HUF	40,269	USD	38,358	7/29/2025	NWM	1,911	-	1,911
HUF	40,269	USD	38,421	7/29/2025	NWM	1,848	-	1,848
HUF	61,555	USD	58,758	7/29/2025	NWM	2,797	-	2,797
USD	26,662	ILS	26,857	8/12/2025	NWM	-	(195)	(195)
USD	53,354	ILS	53,715	8/12/2025	NWM	-	(361)	(361)
USD	58,523	ILS	61,630	8/12/2025	NWM	-	(3,107)	(3,107)
USD	61,151	ILS	63,326	8/12/2025	NWM	-	(2,175)	(2,175)
USD	67,251	ILS	67,916	8/12/2025	NWM	-	(665)	(665)
USD	82,244	ILS	85,163	8/12/2025	NWM	-	(2,919)	(2,919)
USD	82,488	ILS	86,859	8/12/2025	NWM	-	(4,371)	(4,371)
ILS	33,531	USD	32,075	8/12/2025	NWM	1,456	-	1,456
ILS	40,236	USD	38,506	8/12/2025	NWM	1,730	-	1,730
ILS	40,237	USD	38,474	8/12/2025	NWM	1,763	-	1,763
ILS	44,684	USD	44,518	8/12/2025	NWM	166	-	166
ILS	53,649	USD	51,287	8/12/2025	NWM	2,362	-	2,362
ILS	55,243	USD	52,849	8/12/2025	NWM	2,394	-	2,394
ILS	57,004	USD	54,504	8/12/2025	NWM	2,500	-	2,500
ILS	60,355	USD	57,761	8/12/2025	NWM	2,594	-	2,594
ILS	79,342	USD	75,896	8/12/2025	NWM	3,446	-	3,446
ILS	103,805	USD	103,085	8/12/2025	NWM	720	-	720
ILS	148,489	USD	142,985	8/12/2025	NWM	5,504	-	5,504
ILS	148,489	USD	143,283	8/12/2025	NWM	5,206	-	5,206
ILS	174,358	USD	166,888	8/12/2025	NWM	7,470	-	7,470
PEN	70,498	USD	68,220	8/13/2025	NWM	2,278	-	2,278
USD	2,539	EUR	2,597	7/17/2025	SSB	-	(58)	(58)
USD	2,609	CAD	2,618	7/17/2025	SSB	-	(9)	(9)
CAD	3,854	USD	3,868	7/17/2025	SSB	-	(14)	(14)
CAD	3,890	USD	3,876	7/17/2025	SSB	14	-	14
USD	5,647	EUR	5,796	7/17/2025	SSB	-	(149)	(149)
EUR	12,814	USD	12,627	7/17/2025	SSB	187	-	187
USD	13,052	GBP	13,288	7/17/2025	SSB	-	(236)	(236)
USD	139,205	MYR	139,723	7/17/2025	SSB	-	(518)	(518)
USD	623,981	EUR	643,627	7/17/2025	SSB	-	(19,646)	(19,646)
USD	730,078	GBP	742,581	7/17/2025	SSB	-	(12,503)	(12,503)

						$613,369	$(401,159)	$212,210

*	All values denominated in USD.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas NA
CBK	Citibank NA
HUB	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Exchange Abbreviations: (continued)
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MGE	Minneapolis Grain Exchange.
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
CDX	Credit Default Swap Index.
COMEX	The Commodity Exchange Inc.
CORRA	Canadian Overnight Repo Rate Average.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
LIBOR	London International Offered Rate.
NYBOT	New York Board of Trade.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

AHL Multi-Alternatives Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$–	$1,331,555	$–	$1,331,555
U.S. Treasury Obligations	–	2,564,902	–	2,564,902
Short-Term Investments	–	26,247,737	–	26,247,737

Total Investments in Securities - Assets	$–	$30,144,194	$–	$30,144,194

Financial Derivative Instruments - Assets
Futures Contracts	$541,028	$–	$–	$541,028
Swap Contract Agreements	–	80,565	–	80,565
Forward Foreign Currency Contracts	–	613,369	–	613,369

Total Financial Derivative Instruments - Assets	$541,028	$693,934	$–	$1,234,962

Financial Derivative Instruments - Liabilities
Futures Contracts	$(225,423)	$–	$-	$(225,423)
Forward Foreign Currency Contracts	–	(401,159)	–	(401,159)

Total Financial Derivative Instruments - Liabilities	$(225,423)	$(401,159)	$–	$(626,582)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Principal Amount		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 8.60%
French Republic Government Bonds OAT,
0.100%, Due 7/25/2031A B	EUR	610,360	$686,488
0.600%, Due 7/25/2034A B C		1,663,770	1,857,908
0.100%, Due 7/25/2053A B		1,198,570	911,071
Italy Buoni Poliennali Del Tesoro,
1.500%, Due 5/15/2029A B		1,591,395	1,915,241
1.800%, Due 5/15/2036A B D		2,586,575	3,044,627
U.K. Inflation-Linked Gilts,
1.250%, Due 11/22/2032A B	GBP	2,776,905	3,853,278
0.750%, Due 11/22/2033A B		3,779,545	4,985,763
0.125%, Due 8/10/2041A B		1,435,330	1,481,289
1.250%, Due 11/22/2054A B		1,061,780	1,163,848

Total Foreign Sovereign Obligations (Cost $19,288,515)			19,899,513

U.S. TREASURY OBLIGATIONS - 11.95%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055A		$2,033,040	1,972,415
U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 10/15/2029A		4,077,640	4,127,980
1.625%, Due 4/15/2030A		8,061,120	8,119,159
2.125%, Due 1/15/2035A		13,213,200	13,442,127

			27,661,681

Total U.S. Treasury Obligations (Cost $27,449,359)			27,661,681

SHORT-TERM INVESTMENTS - 65.48%

U.S. Treasury Obligations - 65.48%
U.S. Treasury Bills,
4.305%, Due 7/3/2025D E F		41,000,000	40,990,433
4.296%, Due 8/7/2025E F		30,000,000	29,868,743
4.224%, Due 9/11/2025D E F		10,000,000	9,915,100
4.219%, Due 9/18/2025E F		45,000,000	44,583,251
4.145%, Due 9/25/2025D E F		8,000,000	7,919,726
4.190%, Due 10/2/2025D E F		9,500,000	9,396,035
4.237%, Due 10/16/2025D E F		9,000,000	8,887,904

			151,561,192

Total Short-Term Investments (Cost $151,591,035)			151,561,192

TOTAL INVESTMENTS - 86.03% (Cost $198,328,909)			199,122,386
OTHER ASSETS, NET OF LIABILITIES - 13.97%			32,341,815

TOTAL NET ASSETS - 100.00%			$231,464,201

Percentages are stated as a percent of net assets.

A Inflation-Indexed Note.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,857,908 or 0.80% of net assets. The Fund has no right to demand registration of these securities.

D All or a portion represents positions held by the American Beacon Cayman TargetRisk Company, Ltd.

E Coupon represents a weighted average yield to maturity.

F Zero coupon bond.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Long Futures Contracts Open on June 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	15	September 2025	$3,505,119	$3,520,777	$15,658
CME E-Mini NASDAQ 100 Index Futures	16	September 2025	7,054,874	7,325,840	270,966
CME E-Mini S&P 500 Index Futures	48	September 2025	14,544,564	15,009,000	464,436
CME E-Mini S&P 500 ESG Index Futures	1	September 2025	259,726	270,120	10,394
Eurex DAX Index Futures	6	September 2025	4,157,999	4,249,280	91,281
Eurex EURO STOXX 50 Futures	109	September 2025	6,827,646	6,839,688	12,042
Eurex STOXX Europe 600 ESG-X Futures	9	September 2025	211,118	210,653	(465)
Euronext CAC 40 Index Futures	39	July 2025	3,539,207	3,523,604	(15,603)
HKG Hang Seng China Enterprises Index Futures	31	July 2025	1,717,084	1,711,724	(5,360)
HKG Hang Seng Index Futures	12	July 2025	1,834,613	1,840,827	6,214
ICE FTSE 100 Index Futures	72	September 2025	8,783,137	8,686,731	(96,406)
KFE KOSPI 200 Index Futures	53	September 2025	3,821,818	4,085,646	263,828
Montreal Exchange S&P/TSX 60 Index Futures	39	September 2025	9,068,744	9,164,678	95,934
NSE IFSC NIFTY 50 Index Futures	10	July 2025	502,654	512,020	9,366
OML Stockholm OMXS30 Index Futures	143	July 2025	3,735,948	3,768,130	32,182
SAFEX FTSE/JSE Top 40 Index Futures	19	September 2025	946,331	963,525	17,194
SFE S&P ASX Share Price Index 200 Futures	46	September 2025	6,467,086	6,461,423	(5,663)
SGX FTSE China A50 Futures Contract	196	July 2025	2,626,293	2,624,048	(2,245)
SGX FTSE Taiwan Index Futures	23	July 2025	1,653,812	1,677,620	23,808
SGX MSCI Singapore Index Futures	44	July 2025	1,399,021	1,423,122	24,101
SGX Nikkei 225 Stock Index Futures	39	September 2025	5,169,093	5,478,091	308,998
TSE TOPIX Futures	43	September 2025	8,314,510	8,526,544	212,034

			$96,140,397	$97,873,091	$1,732,694

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	37	September 2025	$7,666,061	$7,696,867	$30,806
CBOT 5 Year U.S. Treasury Notes Futures	114	September 2025	12,279,767	12,426,000	146,233
CBOT 10 Year U.S. Treasury Notes Futures	117	September 2025	12,866,808	13,118,625	251,817
CBOT U.S. Long Bond Futures	83	September 2025	9,179,829	9,583,906	404,077
CBOT Ultra U.S. Treasury Bond Futures	103	September 2025	11,675,067	12,269,875	594,808
Eurex 5 Year Euro BOBL Futures	72	September 2025	10,017,917	9,980,729	(37,188)
Eurex 10 Year Euro BUND Futures	74	September 2025	11,416,052	11,344,961	(71,091)
Eurex 30 Year Euro BUXL Futures	12	September 2025	1,709,824	1,678,438	(31,386)
Eurex Euro-BTP Italian Bond Futures	79	September 2025	11,221,473	11,260,030	38,557
French Government Bond Futures	69	September 2025	10,123,323	10,065,541	(57,782)
ICE Long Gilt Futures	65	September 2025	8,100,937	8,300,344	199,407
KFE 3 Year Treasury Bond Futures	62	September 2025	4,925,208	4,927,015	1,807
KFE 10 Year Treasury Bond Futures	34	September 2025	2,974,662	2,983,566	8,904
Montreal Exchange 10 Year Canadian Bond Futures .	67	September 2025	5,944,180	6,002,570	58,390
SFE 3 Year Australian Bond Futures	66	September 2025	4,664,561	4,680,046	15,485
SFE 10 Year Australian Bond Futures	94	September 2025	7,043,562	7,091,049	47,487
TSE Japanese 10 Year Bond Futures	18	September 2025	17,337,930	17,376,897	38,967

			$149,147,161	$150,786,459	$1,639,298

Centrally Cleared Swap Agreements Outstanding on June 30, 2025:

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 6/30/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover S43	5.00	Quarterly	6/20/2030	2.8257	EUR	10,000	$941,312	$1,114,700	$173,388
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5457	EUR	30,000	710,501	764,146	53,645
CDX.NA.HY.S44	5.00	Quarterly	6/20/2030	3.2056	USD	15,000	790,024	1,135,898	345,874
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.5134	USD	45,000	888,868	1,003,138	114,270

							$3,330,705	$4,017,882	$687,177

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

OTC Swap Agreements Outstanding on June 30, 2025:

Total Return Swaps Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	7/3/2025	254,000	$34,372,988	$781	$188,569

									$781	$188,569

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on June 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	75,955	USD	73,786	7/17/2025	SSB	$2,169	$-	$2,169
USD	73,050	EUR	74,780	7/17/2025	SSB	-	(1,730)	(1,730)
USD	74,413	SEK	75,543	7/17/2025	SSB	-	(1,130)	(1,130)
USD	75,495	AUD	76,374	7/17/2025	SSB	-	(879)	(879)
GBP	105,531	USD	103,660	7/17/2025	SSB	1,871	-	1,871
USD	82,424	SEK	82,673	7/17/2025	SSB	-	(249)	(249)
USD	83,363	SGD	84,246	7/17/2025	SSB	-	(883)	(883)
USD	83,645	JPY	83,530	7/17/2025	SSB	115	-	115
USD	84,243	HKD	84,191	7/17/2025	SSB	52	-	52
USD	84,598	CAD	85,102	7/17/2025	SSB	-	(504)	(504)
USD	84,907	GBP	86,460	7/17/2025	SSB	-	(1,553)	(1,553)
USD	91,252	JPY	91,772	7/17/2025	SSB	-	(520)	(520)
CAD	71,768	USD	71,651	7/17/2025	SSB	117	-	117
USD	106,905	ZAR	107,124	7/17/2025	SSB	-	(219)	(219)
EUR	129,877	USD	125,906	7/17/2025	SSB	3,971	-	3,971
USD	116,728	EUR	120,165	7/17/2025	SSB	-	(3,437)	(3,437)
USD	118,708	JPY	119,470	7/17/2025	SSB	-	(762)	(762)
USD	122,374	HKD	122,205	7/17/2025	SSB	169	-	169
GBP	178,927	USD	177,310	7/17/2025	SSB	1,617	-	1,617
CAD	107,966	USD	107,089	7/17/2025	SSB	877	-	877
AUD	106,281	USD	104,865	7/17/2025	SSB	1,416	-	1,416
EUR	195,668	USD	192,315	7/17/2025	SSB	3,353	-	3,353
EUR	198,671	USD	197,817	7/17/2025	SSB	854	-	854
USD	191,015	EUR	195,338	7/17/2025	SSB	-	(4,323)	(4,323)
USD	216,616	EUR	218,006	7/17/2025	SSB	-	(1,390)	(1,390)
USD	222,499	SEK	222,513	7/17/2025	SSB	-	(14)	(14)
USD	246,247	EUR	251,849	7/17/2025	SSB	-	(5,602)	(5,602)
EUR	445,383	USD	438,881	7/17/2025	SSB	6,502	-	6,502
USD	415,164	EUR	421,899	7/17/2025	SSB	-	(6,735)	(6,735)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	599,270	USD	594,048	7/17/2025	SSB	$5,222	$-	$5,222
GBP	718,111	USD	711,612	7/17/2025	SSB	6,499	-	6,499
HKD	77,776	USD	77,866	7/17/2025	SSB	-	(90)	(90)
USD	680,691	GBP	698,029	7/17/2025	SSB	-	(17,338)	(17,338)
SEK	75,295	USD	75,015	7/17/2025	SSB	280	-	280
HKD	109,017	USD	109,428	7/17/2025	SSB	-	(411)	(411)
USD	1,849,907	KRW	1,866,179	7/17/2025	SSB	-	(16,272)	(16,272)
USD	1,891,892	JPY	1,898,793	7/17/2025	SSB	-	(6,901)	(6,901)
SEK	298,054	USD	297,992	7/17/2025	SSB	62	-	62
USD	3,035,626	EUR	3,131,202	7/17/2025	SSB	-	(95,576)	(95,576)
USD	9,474,788	EUR	9,773,101	7/17/2025	SSB	-	(298,313)	(298,313)
JPY	73,491	USD	73,809	7/17/2025	SSB	-	(318)	(318)
JPY	79,011	USD	78,830	7/17/2025	SSB	181	-	181
USD	12,697,147	GBP	12,914,596	7/17/2025	SSB	-	(217,449)	(217,449)
JPY	103,731	USD	102,574	7/17/2025	SSB	1,157	-	1,157
JPY	110,982	USD	110,774	7/17/2025	SSB	208	-	208
JPY	130,315	USD	129,281	7/17/2025	SSB	1,034	-	1,034
JPY	133,362	USD	133,408	7/17/2025	SSB	-	(46)	(46)
JPY	141,078	USD	140,757	7/17/2025	SSB	321	-	321
JPY	148,339	USD	147,990	7/17/2025	SSB	349	-	349

						$38,396	$(682,644)	$(644,248)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Index Abbreviations (continued):
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
NSE	National Stock Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London International Offered Rate.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$19,899,513	$-	$19,899,513
U.S. Treasury Obligations	-	27,661,681	-	27,661,681
Short-Term Investments	-	151,561,192	-	151,561,192

Total Investments in Securities - Assets	$-	$199,122,386	$-	$199,122,386

Financial Derivative Instruments - Assets
Futures Contracts	$3,695,181	$-	$-	$3,695,181
Swap Contract Agreements	-	875,746	-	875,746
Forward Foreign Currency Contracts	-	38,396	-	38,396

Total Financial Derivative Instruments - Assets	$3,695,181	$914,142	$-	$4,609,323

Financial Derivative Instruments - Liabilities
Futures Contracts	$(323,189)	$-	$-	$(323,189)
Forward Foreign Currency Contracts	-	(682,644)	-	(682,644)

Total Financial Derivative Instruments - Liabilities	$(323,189)	$(682,644)	$-	$(1,005,833)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

June 30, 2025 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL Multi- Alternatives Fund	AHL TargetRisk Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,731,787,245	$30,144,194	$199,122,386
Foreign currency, at fair value^	401,965	122,993	1,876,713
Foreign currency deposits with brokers for futures contracts, and swap agreements at fair value¤	124,178,705	1,586,061	6,651,520
Cash	60,354,537	1,903,813	11,091,809
Cash collateral held at broker	-	-	1,213,415
Cash collateral held at custodian for the benefit of the broker	51,240,000	1,140,000	6,640,000
Dividends and interest receivable	-	19,418	225,082
Deposits with broker for futures contracts, and swap agreements	61,163,609	610,098	427,632
Receivable for investments sold	-	-	52,067
Receivable for fund shares sold	4,808,611	390	330,861
Receivable for tax reclaims	-	-	436
Receivable for expense reimbursement (Note 2)	-	80,436	3,084
Unrealized appreciation from forward foreign currency contracts	147,812,065	613,369	38,396
Receivable for variation margin on open futures contracts (Note 5)	10,164,391	315,690	3,500,081
Receivable for variation margin on open centrally cleared swap agreements (Note 5)	-	334,379	4,017,882
OTC swap agreements, at fair value	-	17,723	189,350
Other receivables	116,551	2,706	11,209
Prepaid expenses	81,445	16,187	54,328

Total assets	2,192,109,124	36,907,457	235,446,251

Liabilities:
Payable for fund shares redeemed	5,366,250	800	2,967,758
Management and sub-advisory fees payable (Note 2)	2,338,437	32,406	175,049
Service fees payable (Note 2)	48,207	98	6,484
Transfer agent fees payable (Note 2)	158,454	7,102	17,199
Custody and fund accounting fees payable	1,475,099	46,085	50,960
Professional fees payable	65,765	56,657	32,420
Payable for prospectus and shareholder reports	199,415	2,015	46,880
Unrealized depreciation from forward foreign currency contracts	120,560,712	401,159	682,644
Other liabilities	35,375	2,775	2,656

Total liabilities	130,247,714	549,097	3,982,050

Commitments and contingent liabilities (Note 1 and Note 2)
Net assets	$2,061,861,410	$36,358,360	$231,464,201

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

June 30, 2025 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL Multi- Alternatives Fund	AHL TargetRisk Fund
Analysis of net assets:
Paid-in-capital	$2,531,725,126	$37,911,555	$344,003,172
Total distributable earnings (deficits)	(469,863,716)	(1,553,195)	(112,538,971)

Net assets	$2,061,861,410	$36,358,360	$231,464,201

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	34,383,309	N/A	2,346,563

Y Class	181,468,743	1,012,201	18,739,727

Investor Class	8,417,943	N/A	318,027

A Class	2,021,278	10,593	192,764

C Class	2,284,804	10,593	520,229

R6 Class	N/A	2,775,655	N/A

Net assets:
R5 Class	$312,243,798	N/A	$24,596,296

Y Class	$1,637,489,972	$9,651,286	$196,206,628

Investor Class	$74,795,119	N/A	$3,315,599

A Class	$17,981,491	$100,540	$2,000,980

C Class	$19,351,030	$99,142	$5,344,698

R6 Class	N/A	$26,507,392	N/A

Net asset value, offering and redemption price per share:
R5 Class	$9.08	N/A	$10.48

Y Class	$9.02	$9.53	$10.47

Investor Class	$8.89	N/A	$10.43

A Class	$8.90	$9.49	$10.38

A Class (offering price)	$9.44	$10.07	$11.01

C Class	$8.47	$9.36	$10.27

R6 Class	N/A	$9.55	N/A

† Cost of investments in unaffiliated securities	$1,732,015,501	$30,105,050	$198,328,909
¤ Cost of foreign currency deposits with broker for futures contracts	$121,471,157	$1,553,779	$7,779,655
^ Cost of foreign currency	$389,490	$88,747	$1,916,514

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of OperationsA

June 30, 2025 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL Multi- Alternatives Fund	AHL TargetRisk Fund
Investment income:
Interest income (net of foreign taxes)†	$52,683,665	$705,604	$5,337,527

Total investment income	52,683,665	705,604	5,337,527

Expenses:
Management and sub-advisory fees (Note 2)	17,890,192	202,553	1,183,228
Transfer agent fees (Note 2):
R5 Class	19,869	-	3,488
Y Class	1,067,498	4,560	99,737
Investor Class	1,977	-	739
A Class	1,866	4	64
C Class	655	4	153
R6 Class	-	279	-
Custody and fund accounting fees	4,369,853	280,113	129,548
Professional fees	169,028	31,581	46,192
Registration fees and expenses	75,370	30,904	45,929
Service fees (Note 2):
Investor Class	160,439	-	7,418
A Class	27,504	-	2,621
C Class	7,788	-	2,702
Distribution fees (Note 2):
A Class	49,916	127	2,621
C Class	111,885	501	29,896
Prospectus and shareholder report expenses	123,833	6,342	8,757
Trustee fees (Note 2)	142,375	1,742	13,393
Prime broker fees	121,929	530	-
Line of credit interest expense (Note 9)	12,938	151	1,190
Other expenses	107,549	5,748	49,916

Total expenses	24,462,464	565,139	1,627,592

Net fees waived and expenses (reimbursed) (Note 2)	-	(337,750)	(15,615)

Net expenses	24,462,464	227,389	1,611,977

Net investment income	28,221,201	478,215	3,725,550

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	401,779	(23,935)	(1,688,743)
Commission recapture (Note 1)	814	-	285
Foreign currency transactions	442,922	(84,833)	(277,828)
Forward foreign currency contracts	(19,353,118)	(141,116)	(1,213,753)
Futures contracts	(249,663,209)	(2,789,911)	(17,146,781)
Swap agreements	-	24,149	(623,105)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(1,136,115)	214,065	3,489,810
Foreign currency transactions	7,573,632	97,143	422,242
Forward foreign currency contracts	(78,264,022)	(529,310)	(1,475,127)
Futures contracts	(4,627,186)	394,892	6,732,010
Swap agreements	-	28,401	101,056

Net (loss) from investments	(344,624,503)	(2,810,455)	(11,679,934)

Net decrease in net assets resulting from operations	$(316,403,302)	$(2,332,240)	$(7,954,384)

† Foreign taxes	$-	$-	$98

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL Managed Futures Strategy Fund		AHL Multi-Alternatives Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$28,221,201	$105,573,622	$478,215	$1,221,459
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(268,170,812)	(110,557,494)	(3,015,646)	429,147
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(76,453,691)	68,525,969	205,191	(412,889)

Net increase (decrease) in net assets resulting from operations	(316,403,302)	63,542,097	(2,332,240)	1,237,717

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(3,156,272)	-	-
Y Class	-	(10,622,659)	-	(390,558)
Investor Class	-	(201,961)	-	-
A Class	-	(143,482)	-	(4,495)
C Class	-	-	-	(4,442)
R6 Class	-	-	-	(1,191,336)

Net distributions to shareholders	-	(14,124,374)	-	(1,590,831)

Capital share transactions (Note 10):
Proceeds from sales of shares	683,765,608	1,423,958,304	1,836,531	11,206,724
Reinvestment of dividends and distributions	-	12,503,770	-	1,590,831
Cost of shares redeemed	(1,378,429,148)	(1,553,452,340)	(1,105,168)	(2,199,485)

Net increase (decrease) in net assets from capital share transactions	(694,663,540)	(116,990,266)	731,363	10,598,070

Net increase (decrease) in net assets	(1,011,066,842)	(67,572,543)	(1,600,877)	10,244,956

Net assets:
Beginning of period	3,072,928,252	3,140,500,795	37,959,237	27,714,281

End of period	$2,061,861,410	$3,072,928,252	$36,358,360	$37,959,237

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL TargetRisk Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$3,725,550	$9,499,604
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(20,949,925)	24,426,618
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	9,269,991	(15,888,074)

Net increase (decrease) in net assets resulting from operations	(7,954,384)	18,038,148

Distributions to shareholders:
Total retained earnings:
R5 Class	—	(1,257,168)
Y Class	—	(12,561,368)
Investor Class	—	(186,775)
A Class	—	(116,032)
C Class	—	(255,290)

Net distributions to shareholders	—	(14,376,633)

Capital share transactions (Note 10):
Proceeds from sales of shares	43,774,271	103,238,112
Reinvestment of dividends and distributions	—	14,081,085
Cost of shares redeemed	(82,074,122)	(117,236,170)

Net increase (decrease) in net assets from capital share transactions	(38,299,851)	83,027

Net increase (decrease) in net assets	(46,254,235)	3,744,542

Net assets:
Beginning of period	277,718,436	273,973,894

End of period	$231,464,201	$277,718,436

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of June 30, 2025, the Trust consists of twenty-seven active series, three of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The Schedules of Investments of AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund are consolidated to include the accounts of American Beacon Cayman Managed Futures Strategy Fund, Ltd., American Beacon Cayman Multi-Alternatives Company, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the applicable Fund. All intercompany accounts and transactions have been eliminated in consolidation for AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2025	% of Total Assets of the Fund at June 30, 2025
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$306,097,174	13.96%
American Beacon Cayman Multi-Alternatives Company, Ltd.	August 17, 2023	8,000,181	21.68%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	51,596,783	21.91%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily, according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	0.35%

AHL Multi-Alternatives Fund and AHL TargetRisk Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL Multi-Alternatives Fund

First $500 million	0.775%
Next $500 million	0.745%
Next $500 million	0.725%
Over $1.5 billion	0.70%

AHL TargetRisk Fund

First $500 million	0.55%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2025 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,638,198
Sub-Advisory Fees	1.00%	13,251,994

Total	1.35%	$17,890,192

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

AHL Multi-Alternatives Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$63,017
Sub-Advisory Fees	0.78%	139,536

Total	1.13%	$202,553

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$460,144
Sub-Advisory Fees	0.55%	723,084

Total	0.90%	$1,183,228

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$1,026,979
AHL Multi-Alternatives	4,473
AHL TargetRisk	96,902

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

As of June 30, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub- Transfer Agent Fees
AHL Managed Futures Strategy	$133,084
AHL Multi-Alternatives	741
AHL TargetRisk	14,207

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2025, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2025 – 4/30/2025	5/1/2025 – 6/30/2025	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
AHL Multi-Alternatives	Y	$1.33%	$1.33%	$84,918	$–	2028
AHL Multi-Alternatives	A	1.56%	1.56%	914	–	2028
AHL Multi-Alternatives	C	2.31%	2.31%	903	–	2028
AHL Multi-Alternatives	R6	1.23%	1.23%	251,015	–	2028
AHL TargetRisk	R5	1.04%	1.04%	13,628	–	2028
AHL TargetRisk	Y	N/A	N/A	–	–	2028
AHL TargetRisk	Investor	N/A	N/A	–	–	2028
AHL TargetRisk	A	1.44%	1.44%	1,987	–	2028
AHL TargetRisk	C	N/A	N/A	–	–	2028

Of the above amounts, $80,436 and $3,084 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2025 for AHL Multi-Alternatives Fund and the AHL TargetRisk Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$–	$15,728	$–	2026
AHL Multi-Alternatives	–	386,298	–	2026
AHL Multi-Alternatives	–	506,080	–	2027
AHL TargetRisk	–	30,638	9,621	2025
AHL TargetRisk	–	47,203	–	2026
AHL TargetRisk	–	18,758	–	2027

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2025, based on management’s evaluation of the shareholder account base, one account in AHL Multi-Alternatives Fund has been identified as representing an affiliated significant ownership of approximately 13% of the Fund’s outstanding shares.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2025, RID collected $186 and $794 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2025, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2025, CDSC fees of $1,469 and $76 were collected for the C Class Shares of AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the Funds to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Fixed Income Investments

The Funds exposure to fixed-income instruments may include:

•

Emerging Markets Debt. The Funds may invest a significant portion of their assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

•

High-Yield Bonds. High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings and Fitch, Inc. rate them below Baa 3 and BBB-, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•

Inflation Index Linked Securities. Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments.

•

Investment Grade Securities. Investment grade securities that the Funds may purchase, either as part of its principal investment strategy or to implement a temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by a rating organization rating that security (such as S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch, Inc.) or comparably rated by the sub-advisor if unrated by a rating organization. The Funds, at the discretion of the sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•	U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities or debt obligations of U.S. Government-sponsored enterprises.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended June 30, 2025 are disclosed in the Consolidated Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

U. S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Funds’ investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities, or the cash value of commodities, securities or a securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An NDF is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the period ended June 30, 2025, the Funds entered into forward foreign currency contracts primarily for investing and/or hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended June 30, 2025
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$6,398,744,971	$7,113,804,791
AHL Multi-Alternatives	31,567,516	36,557,620
AHL TargetRisk	14,157,830	45,686,934

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2025, the Funds entered into futures contracts primarily for investing and/ or hedging purposes.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2025
AHL Managed Futures Strategy	88,989
AHL Multi-Alternatives	684
AHL TargetRisk	2,473

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, a Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by a Fund. However, a Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that a Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure up to the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that a Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that a Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2025, for which a Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the period ended June 30, 2025, AHL Multi-Alternatives Fund and AHL TargetRisk Fund entered into credit default swaps primarily for return enhancement and hedging.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average monthly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each month end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Period Ended June 30, 2025
AHL Multi-Alternatives	12,142,857
AHL TargetRisk	155,628,593

Total Return Swap Agreements

A Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset, which will subject the Fund to the Fund to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each month end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Period Ended June 30, 2025
AHL Multi-Alternatives	2,779,058
AHL TargetRisk	38,833,977

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$147,812,065	$–	$–	$–	$147,812,065
Receivable for variation margin from open futures contracts(2)	–	905,625	20,449,280	4,666,910	14,317,636	40,339,451

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(120,560,712)	$–	$–	$–	$(120,560,712)
Payable for variation margin from open futures contracts(2)	–	–	(24,475,108)	(5,067,755)	(1,039,668)	(30,582,531)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency
contracts	$–	$(19,353,118)	$-	$-	$-	$(19,353,118)
Futures contracts	–	(1,928,178)	(79,261,388)	(85,641,863)	(82,831,780)	(249,663,209)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(78,264,022)	$–	$–	$–	$(78,264,022)
Futures contracts	–	(3,072,961)	(26,416,176)	(9,632,057)	34,494,008	(4,627,186)

AHL Multi-Alternatives Fund
Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$613,369	$–	$–	$–	$613,369
Receivable for variation margin from open futures contracts(2)	–	7,783	153,847	130,604	248,794	541,028
Unrealized appreciation from swap agreements	62,842	–	–	–	17,723	80,565

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(401,159)	$–	$–	$–	$(401,159)
Payable for variation margin from open futures contracts(2)	–	–	(167,548)	(39,869)	(18,006)	(225,423)

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(141,116)	$–	$–	$–	$(141,116)
Futures contracts	–	(11,846)	(537,019)	(662,508)	(1,578,538)	(2,789,911)
Swap agreements	(76,752)	–	–	–	100,901	24,149

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(529,310)	$–	$–	$–	$(529,310)
Futures contracts	–	(16,592)	(174,841)	113,938	472,387	394,892
Swap agreements	50,727	–	–	–	(22,326)	28,401

AHL TargetRisk Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$38,396	$-	$–	$–	$38,396
Receivable for variation margin from open futures contracts(2)	–	–	–	1,836,745	1,858,436	3,695,181
Unrealized appreciation from swap agreements	687,177	–	–	–	188,569	875,746

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(682,644)	$-	$–	$–	$(682,644)
Payable for variation margin from open futures contracts(2)	–	–	–	(197,447)	(125,742)	(323,189)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(1,213,753)	$–	$–	$–	$(1,213,753)
Futures contracts	–	–	–	(2,613,615)	(14,533,166)	(17,146,781)
Swap agreements	(2,122,462)	–	–	–	1,499,357	(623,105)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(1,475,127)	$–	$–	$–	$(1,475,127)
Futures contracts	–	–	–	3,202,807	3,529,203	6,732,010
Swap agreements	510,877	–	–	–	(409,821)	101,056

(1) See Note 3 in the Consolidated Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments footnotes. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2025.

AHL Managed Futures Strategy Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Futures Contracts(1)(2)	$40,339,451	$30,582,531
Forward Foreign Currency Contracts	147,812,065	120,560,712

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$188,151,516	$151,143,243

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(40,339,451)	$(30,582,531)

Total derivative assets and liabilities subject to an MNA	$147,812,065	$120,560,712

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2025:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
BNP Paribas, N.A.	$376,709	$(376,709)	$-	$-	$-
Citibank, N.A.	40,517,280	(25,961,447)	-	-	14,555,833
HSBC Bank PLC	36,111,433	(23,289,201)	-	-	12,822,232
NatWest Markets PLC	70,669,076	(69,301,544)	-	-	1,367,532
State Street Bank & Trust Co.	137,567	(127,458)	-	-	10,109

Total	$147,812,065	$(119,056,359)	$-	$-	$28,755,706

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
BNP Paribas, N.A.	$1,881,062	$(376,709)	$-	$(1,504,353)	$-
Citibank, N.A.	25,961,447	(25,961,447)	-	-
HSBC Bank PLC	23,289,201	(23,289,201)	-	-	-
NatWest Markets PLC	69,301,544	(69,301,544)
State Street Bank & Trust Co.	127,458	(127,458)	-	-	-

Total	$120,560,712	$(119,056,359)	$-	$(1,504,353)	$-

AHL Multi-Alternatives Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Futures Contracts(1)(2)	$541,028	$225,423
Swap Contract Agreements-Centrally cleared(2)	62,842	-
Swap Agreement-OTC	17,723	-
Forward Foreign Currency Contracts	613,369	401,159

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,234,962	$626,582

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(603,870)	$(225,423)

Total derivative assets and liabilities subject to an MNA	$631,092	401,159

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2025:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
BNP Paribas, N.A.	$2,232	$(2,232)	$-	$-	$-
Citibank, N.A.	175,341	(51,578)	-	-	123,763
HSBC Bank PLC	203,828	(99,818)	-	-	104,010
JPMorgan Securities LLC	17,723	-	-	-	17,723
NatWest Markets PLC	231,767	(202,015)	-	-	29,752
State Street Bank & Trust Co.	201	(201)	-	-	-

Total	$631,092	$(355,844)	$-	$-	$275,248

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
BNP Paribas, N.A.	$14,615	$(2,232)	$-	$-	$12,383
Citibank, N.A.	51,578	(51,578)	-	-	-
HSBC Bank PLC	99,818	(99,818)	-	-	-
NatWest Markets PLC	202,015	(202,015)	-	-	-
State Street Bank & Trust Co.	33,133	(201)	-	-	32,932

Total	$401,159	$(355,844)	$-	$-	$45,315

AHL TargetRisk Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Futures Contracts(1)(2)	$3,695,181	$323,189
Swap Agreement-Centrally cleared(2)	687,177	-
Swap Agreement-OTC	188,569	-
Forward Foreign Currency Contracts	38,396	682,644

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,609,323	$1,005,833

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(4,382,358)	$(323,189)

Total derivative assets and liabilities subject to an MNA	$226,965	$682,644

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2025:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
JPMorgan Chase Bank, N.A.	$188,569	$-	$-	$-	$188,569
State Street Bank & Trust Co.	38,396	(38,396)	-	-	-

Total	$226,965	$(38,396)	$-	$-	$188,569

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
State Street Bank & Trust Co.	$682,644	$(38,396)	$-	$(370,000)	$274,248

Total	$682,644	$(38,396)	$-	$(370,000)	$274,248

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The Funds’ investments in commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Funds and the Subsidiaries each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Funds and the Subsidiaries may be more susceptible to risks associated with those sectors. The Funds’ investments in commodity-related instruments may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Funds and, consequently, a shareholder’s interest in the Funds.

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that a Fund engages in trading in OTC markets, a Fund could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may at times be illiquid, and the Funds may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose its entire investment.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law required that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Timing Risk

The Funds are subject to the risk of market timing activities by investors due to the Funds’ investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Funds trade foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Funds’ calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. Frequent trading by Funds shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time. Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Subsidiaries Risk

There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Act, and are not subject to all the investor protections of the Act. However, each Fund wholly owns and controls its respective Subsidiary, and each Fund and its respective Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that a Subsidiary will take action contrary to the interests of its respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiaries, and each Fund’s role as sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or Subsidiaries to operate as described in the Prospectus and could negatively affect the Funds and their respective shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Funds’ ability to use its respective Subsidiary to pursue its investment strategies.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which AHL Managed Futures Strategy and AHL TargetRisk Funds invest is not considered qualifying income. These Funds will therefore restrict their income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of their gross income for each taxable year. Each of these Fund’s investment in its Subsidiary is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Funds may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of a Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Funds make.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2024 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund and two year period ended December 31, 2024 for AHL Multi-Alternatives Fund remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of June 30, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$1,903,085,117	$185,454,750	$(275,655,239)	$(90,200,489)
AHL Multi-Alternatives	31,884,756	1,219,243	(1,806,040)	(586,797)
AHL TargetRisk	201,536,321	2,797,827	(793,295)	2,004,532

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2024 the Funds had the following capital loss carryforwards.

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
AHL Managed Futures Strategy	$(155,012,825)	$(141,385,110)
AHL Multi-Alternatives Fund	–	–
AHL TargetRisk	(55,835,644)	(53,707,950)

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$–	$–	$–	$–
AHL Multi-Alternatives	3,028,078	4,017,267	4,164,033	4,527,443
AHL TargetRisk	40,875,611	50,162,396	50,328,128	61,063,494

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank

Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the

Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2025, the Funds did not utilize these facilities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	9,589,610	$90,947,116	30,956,164	$315,983,783
Reinvestment of dividends	-	-	191,442	1,918,256
Shares redeemed	(32,142,685)	(290,530,650)	(48,402,121)	(490,116,505)

Net (decrease) in shares outstanding	(22,553,075)	$(199,583,534)	(17,254,515)	$(172,214,466)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	52,874,757	$497,106,074	101,908,099	$1,030,105,840
Reinvestment of dividends	-	-	1,028,452	10,243,379
Shares redeemed	(103,140,212)	(938,229,289)	(98,532,899)	(1,000,140,053)

Net increase (decrease) in shares outstanding	(50,265,455)	$(441,123,215)	4,403,652	$40,209,166

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	9,236,474	$86,172,718	4,479,467	$44,266,550
Reinvestment of dividends	-	—	20,426	200,580
Shares redeemed	(7,747,471)	(70,381,201)	(2,167,916)	(21,728,899)

Net increase in shares outstanding	1,489,003	$15,791,517	2,331,977	$22,738,231

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	937,068	$8,690,299	2,834,748	$28,451,645
Reinvestment of dividends	-	-	14,385	141,555
Shares redeemed	(7,850,382)	(74,190,817)	(3,088,156)	(30,864,245)

Net (decrease) in shares outstanding	(6,913,314)	$(65,500,518)	(239,023)	$(2,271,045)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	94,387	$849,401	536,833	$5,150,486
Reinvestment of dividends	-	-	-	-
Shares redeemed	(588,655)	(5,097,191)	(1,113,186)	(10,602,638)

Net (decrease) in shares outstanding	(494,268)	$(4,247,790)	(576,353)	$(5,452,152)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares	Amount
Shares sold	179,026	$1,701,353	320,921	$3,443,159
Reinvestment of dividends	-	-	38,517	390,558
Shares redeemed	(87,210)	(842,138)	(105,609)	(1,126,162)

Net increase in shares outstanding	91,816	$859,215	253,829	$2,707,555

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of dividends	-	-	445	4,495
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	445	$4,495

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of dividends	-	-	444	4,442
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	444	$4,442

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares	Amount
Shares sold	13,723	$135,178	742,561	$7,763,565
Reinvestment of dividends	-	-	117,373	1,191,336
Shares redeemed	(27,186)	(263,030)	(100,442)	(1,073,323)

Net increase (decrease) in shares outstanding	(13,463)	$(127,852)	759,492	$7,881,578

	R5 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	383,159	$4,130,601	571,619	$6,429,044
Reinvestment of dividends	-	-	95,172	1,019,297
Shares redeemed	(244,597)	(2,541,626)	(814,051)	(9,031,766)

Net increase (decrease) in shares outstanding	138,562	$1,588,975	(147,260)	$(1,583,425)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	3,454,543	$36,840,614	8,116,151	$91,393,875
Reinvestment of dividends	-	-	1,167,689	12,505,945
Shares redeemed	(7,142,586)	(74,429,334)	(8,682,913)	(96,236,786)

Net increase (decrease) in shares outstanding	(3,688,043)	$(37,588,720)	600,927	$7,663,034

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	216,651	$2,340,931	348,648	$3,906,249
Reinvestment of dividends	-	-	17,356	185,540
Shares redeemed	(276,923)	(2,950,414)	(674,841)	(7,359,776)

Net (decrease) in shares outstanding	(60,272)	$(609,483)	(308,837)	$(3,267,987)

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2025 (Unaudited)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	44,047	$456,545	94,543	$1,047,128
Reinvestment of dividends	-	-	10,825	115,178
Shares redeemed	(92,432)	(973,237)	(126,312)	(1,377,686)

Net (decrease) in shares outstanding	(48,385)	$(516,692)	(20,944)	$(215,380)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	537	$5,580	44,067	$461,816
Reinvestment of dividends	-	-	24,137	255,125
Shares redeemed	(113,357)	(1,179,511)	(296,272)	(3,230,156)

Net (decrease) in shares outstanding	(112,820)	$(1,173,931)	(228,068)	$(2,513,215)

11. Subsequent Events

The Board of Trustees of the Trust, at the recommendation of the Manager, has ratified and approved a contractual expense limitation agreement for the American Beacon AHL Managed Futures Strategy Fund (the “Fund”), effective August 25, 2025, to waive its fees and/or reimburse expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) for all classes of the Fund. The expense ratio caps are as set forth below:

Fund	Class	Expense Cap	Expiration
AHL Managed Futures Strategy	R5	1.53%	4/30/2026
AHL Managed Futures Strategy	Y	1.65%	4/30/2026
AHL Managed Futures Strategy	Investor	1.94%	4/30/2026
AHL Managed Futures Strategy	A	1.85%	4/30/2026
AHL Managed Futures Strategy	C	2.62%	4/30/2026

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021		2020

	(unaudited)

Net asset value, beginning of period	$10.06		$9.91	$10.42	$10.49	$10.72		$10.22

Income (loss) from investment operations:
Net investment income (loss)	0.11	B	0.12	0.43	0.41	(0.18	)B	(1.03)
Net gains (losses) on investments (both realized and unrealized)	(1.09)		0.09	(0.83)	1.36	0.74		2.10

Total income (loss) from investment operations	(0.98)		0.21	(0.40)	1.77	0.56		1.07

Less distributions:
Dividends from net investment income	-		(0.06)	(0.11)	(0.52)	(0.47)		(0.34)
Distributions from net realized gains	-		-	-	(1.32)	(0.32)		(0.23)

Total distributions	-		(0.06)	(0.11)	(1.84)	(0.79)		(0.57)

Net asset value, end of period	$9.08		$10.06	$9.91	$10.42	$10.49		$10.72

Total returnC	(9.74	)%D	2.07%	(3.85)%	16.93%	5.12%		10.67%

Ratios and supplemental data:
Net assets, end of period	$312,243,798		$572,740,617	$735,326,328	$693,916,735	$473,334,156		$195,920,482
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	1.73	%E	1.53%	1.51%	1.49%	1.55%		1.59%
Expenses, net of reimbursements and/or recoupments	1.73	%EG	1.53%	1.51%	1.48%	1.54%		1.54%
Net investment income (loss), before expense reimbursements and/or recoupments	2.25	%E	3.30%	3.15%	0.08%	(1.58)%		(3.19)%
Net investment income (loss), net of reimbursements and/or recoupments	2.25	%E	3.30%	3.15%	0.09%	(1.57)%		(3.14)%
Portfolio turnover rateF	-	%D	-%	-%	-%	-%		-%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

G	Effective August 25, 2025, a contractual fee waiver was implemented. See Note 11 for further information.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022		2021		2020

	(unaudited)

Net asset value, beginning of period	$10.00		$9.85	$10.36	$10.43		$10.67		$10.17

Income (loss) from investment operations:
Net investment income (loss)	0.10	A	0.35	0.23	0.40		(0.17	)A	0.08
Net gains (losses) on investments (both realized and unrealized)	(1.08)		(0.15)	(0.64)	1.36		0.72		0.99

Total income (loss) from investment operations	(0.98)		0.20	(0.41)	1.76		0.55		1.07

Less distributions:
Dividends from net investment income	-		(0.05)	(0.10)	(0.51)		(0.47)		(0.34)
Distributions from net realized gains	-		-	-	(1.32)		(0.32)		(0.23)

Total distributions	-		(0.05)	(0.10)	(1.83)		(0.79)		(0.57)

Net asset value, end of period	$9.02		$10.00	$9.85	$10.36		$10.43		$10.67

Total returnB	(9.80	)%C	1.99%	(3.99)%	16.95%		5.04%		10.71%

Ratios and supplemental data:
Net assets, end of period	$1,637,489,973		$2,317,399,884	$2,239,856,084	$2,650,349,111		$1,608,801,856		$888,669,539
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	1.85	%D	1.63%	1.60%	1.56%		1.54%		1.64%
Expenses, net of reimbursements and/or recoupments	1.85	%DG	1.63%	1.60%	1.55%		1.53%		1.62%
Net investment income (loss), before expense reimbursements and/or recoupments	2.13	%D	3.17%	3.03%	0.00	%E	(1.48)%		0.02%
Net investment income (loss), net of reimbursements and/or recoupments	2.13	%D	3.17%	3.03%	0.01%		(1.47)%		0.04%
Portfolio turnover rateF	-	%C	-%	-%	-%		-%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Amount rounds to less than 0.005%.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

G	Effective August 25, 2025, a contractual fee waiver was implemented. See Note 11 for further information.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$9.86		$9.72	$10.21		$10.32		$10.56	$10.07

Income (loss) from investment operations:
Net investment income (loss)	0.08	A	0.65	0.27	A	(0.02	)A	(0.17)	(0.04	)A
Net gains (losses) on investments (both realized and unrealized)	(1.05)		(0.48)	(0.70)		1.72		0.67	1.07

Total income (loss) from investment operations	(0.97)		0.17	(0.43)		1.70		0.50	1.03

Less distributions:
Dividends from net investment income	-		(0.03)	(0.06)		(0.49)		(0.42)	(0.31)
Distributions from net realized gains	-		-	-		(1.32)		(0.32)	(0.23)

Total distributions	-		(0.03)	(0.06)		(1.81)		(0.74)	(0.54)

Net asset value, end of period	$8.89		$9.86	$9.72		$10.21		$10.32	$10.56

Total returnB	(9.84	)%C	1.74%	(4.20)%		16.47%		4.69%	10.42%

Ratios and supplemental data:
Net assets, end of period	$74,795,119		$68,313,579	$44,699,687		$66,007,099		$37,408,089	$31,217,881
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	2.14	%D	1.91%	1.86%		1.84%		1.93%	1.97%
Expenses, net of reimbursements and/or recoupments	2.14	%DF	1.91%	1.86%		1.83%		1.92%	1.92%
Net investment income (loss), before expense reimbursements and/or recoupments	1.84	%D	2.87%	2.74%		(0.20)%		(2.84)%	(0.44)%
Net investment income (loss), net of reimbursements and/or recoupments	1.84	%D	2.87%	2.74%		(0.19)%		(2.83)%	(0.39)%
Portfolio turnover rateE	-	%C	-%	-%		-%		-%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

F	Effective August 25, 2025, a contractual fee waiver was implemented. See Note 11 for further information.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022	2021		2020

	(unaudited)

Net asset value, beginning of period	$9.88		$9.73	$10.19		$10.32	$10.56		$10.08

Income (loss) from investment operations:
Net investment income (loss)	0.09	A	0.29	0.27	A	1.04	(0.16	)A	(0.01)
Net gains (losses) on investments (both realized and unrealized)	(1.07)		(0.12)	(0.70)		0.66	0.68		1.03

Total income (loss) from investment operations	(0.98)		0.17	(0.43)		1.70	0.52		1.02

Less distributions:
Dividends from net investment income	-		(0.02)	(0.03)		(0.51)	(0.44)		(0.31)
Distributions from net realized gains	-		-	-		(1.32)	(0.32)		(0.23)

Total distributions	-		(0.02)	(0.03)		(1.83)	(0.76)		(0.54)

Net asset value, end of period	$8.90		$9.88	$9.73		$10.19	$10.32		$10.56

Total returnB	(9.92	)%C	1.71%	(4.21)%		16.53%	4.88%		10.31%

Ratios and supplemental data:
Net assets, end of period	$17,981,491		$88,263,305	$89,278,134		$195,971,375	$9,680,124		$4,653,583
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	2.05	%D	1.92%	1.89%		1.80%	1.82%		1.91%
Expenses, net of reimbursements and/or recoupments	2.05	%DF	1.92%	1.89%		1.79%	1.81%		1.90%
Net investment income (loss), before expense reimbursements and/or recoupments	1.89	%D	2.89%	2.70%		0.45%	(1.44)%		(0.69)%
Net investment income (loss), net of reimbursements and/or recoupments	1.89	%D	2.89%	2.70%		0.46%	(1.43)%		(0.68)%
Portfolio turnover rateE	-	%C	-%	-%		-%	-%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

F	Effective August 25, 2025, a contractual fee waiver was implemented. See Note 11 for further information.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022		2021		2020

	(unaudited)

Net asset value, beginning of period	$9.43		$9.34	$9.81	$10.00		$10.27		$9.82

Income (loss) from investment operations:
Net investment income (loss)	0.05	A	0.10	0.16	(0.09	)A	(0.33	)A	(0.11	)A
Net gains (losses) on investments (both realized and unrealized)	(1.01)		(0.01)	(0.63)	1.66		0.75		1.04

Total income (loss) from investment operations	(0.96)		0.09	(0.47)	1.57		0.42		0.93

Less distributions:
Dividends from net investment income	-		-	-	(0.44)		(0.37)		(0.25)
Distributions from net realized gains	-		-	-	(1.32)		(0.32)		(0.23)

Total distributions	-		-	-	(1.76)		(0.69)		(0.48)

Net asset value, end of period	$8.47		$9.43	$9.34	$9.81		$10.00		$10.27

Total returnB	(10.18	)%C	0.96%	(4.79)%	15.71%		4.01%		9.62%

Ratios and supplemental data:
Net assets, end of period	$19,351,030		$26,210,867	$31,340,562	$34,906,077		$15,052,491		$9,482,185
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	2.82	%D	2.59%	2.55%	2.53%		2.55%		2.65%
Expenses, net of reimbursements and/or recoupments	2.82	%D F	2.59%	2.55%	2.52%		2.54%		2.64%
Net investment income (loss), before expense reimbursements and/or recoupments	1.16	%D	2.22%	2.09%	(0.82)%		(3.06)%		(1.07)%
Net investment income (loss), net of reimbursements and/or recoupments	1.16	%D	2.22%	2.09%	(0.81)%		(3.05)%		(1.06)%
Portfolio turnover rateE	-	%C	-%	-%	-%		-%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

F	Effective August 25, 2025, a contractual fee waiver was implemented. See Note 11 for further information.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024		August 17, 2023A to December 31, 2023

	(unaudited)

Net asset value, beginning of period	$10.17		$10.20		$10.00

Income (loss) from investment operations:
Net investment income	0.12	B	0.30		0.08
Net gains (losses) on investments (both realized and unrealized)	(0.76)		0.12		0.27

Total income (loss) from investment operations	(0.64)		0.42		0.35

Less distributions:
Dividends from net investment income	-		(0.20)		(0.08)
Distributions from net realized gains	-		(0.25)		(0.07)

Total distributions	-		(0.45)		(0.15)

Net asset value, end of period	$9.53		$10.17		$10.20

Total returnC	(6.29	)%D	4.06%		3.51	%D

Ratios and supplemental data:
Net assets, end of period	$9,651,286		$9,357,645		$6,800,010
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.21	%E	2.72	%F	3.99	%E F
Expenses, net of reimbursements and/or recoupments	1.33	%E	1.33%		1.33	%E
Net investment income, before expense reimbursements and/or recoupments	0.71	%E	1.84	%F	0.81	%E F
Net investment income, net of reimbursements and/or recoupments	2.59	%E	3.23%		3.47	%E
Portfolio turnover rate	162	%D	141%		83	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024		August 17, 2023A to December 31, 2023

	(unaudited)

Net asset value, beginning of period	$10.13		$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.11	B	0.31		0.12
Net gains (losses) on investments (both realized and unrealized)	(0.75)		0.08		0.22

Total income (loss) from investment operations	(0.64)		0.39		0.34

Less distributions:
Dividends from net investment income	-		(0.20)		(0.08)
Distributions from net realized gains	-		(0.25)		(0.07)

Total distributions	-		(0.45)		(0.15)

Net asset value, end of period	$9.49		$10.13		$10.19

Total returnC	(6.32	)%D	3.77%		3.41	%D

Ratios and supplemental data:
Net assets, end of period	$100,540		$107,328		$103,423
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.37	%E	3.79	%F	8.22	%E F
Expenses, net of reimbursements and/or recoupments	1.56	%E	1.56%		1.56	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.54	%E	0.79	%F	(3.53	)%E F
Net investment income, net of reimbursements and/or recoupments	2.35	%E	3.02%		3.13	%E
Portfolio turnover rate	162	%D	141%		83	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024		August 17, 2023A to December 31, 2023

	(unaudited)

Net asset value, beginning of period	$10.03		$10.16		$10.00

Income (loss) from investment operations:
Net investment income	0.08	B	0.24		0.09
Net gains (losses) on investments (both realized and unrealized)	(0.75)		0.07		0.22

Total income (loss) from investment operations	(0.67)		0.31		0.31

Less distributions:
Dividends from net investment income	-		(0.19)		(0.08)
Distributions from net realized gains	-		(0.25)		(0.07)

Total distributions	-		(0.44)		(0.15)

Net asset value, end of period	$9.36		$10.03		$10.16

Total returnC	(6.68	)%D	3.04%		3.11	%D

Ratios and supplemental data:
Net assets, end of period	$99,142		$106,227		$103,135
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.12	%E	4.55	%F	8.97	%E F
Expenses, net of reimbursements and/or recoupments	2.31	%E	2.31%		2.31	%E
Net investment income (loss), before expense reimbursements and/or recoupments	(0.20	)%E	0.03	%F	(4.28	)%E F
Net investment income, net of reimbursements and/or recoupments	1.61	%E	2.27%		2.38	%E
Portfolio turnover rate	162	%D	141%		83	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024		August 17, 2023A to December 31, 2023

	(unaudited)

Net asset value, beginning of period	$10.18		$10.20		$10.00

Income (loss) from investment operations:
Net investment income	0.13	B	0.33		0.14
Net gains (losses) on investments (both realized and unrealized)	(0.76)		0.10		0.21

Total income (loss) from investment operations	(0.63)		0.43		0.35

Less distributions:
Dividends from net investment income	-		(0.20)		(0.08)
Distributions from net realized gains	-		(0.25)		(0.07)

Total distributions	-		(0.45)		(0.15)

Net asset value, end of period	$9.55		$10.18		$10.20

Total returnC	(6.19	)%D	4.16%		3.51	%D

Ratios and supplemental data:
Net assets, end of period	$26,507,392		$28,388,037		$20,707,713
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.11	%E	2.59	%F	3.83	%E F
Expenses, net of reimbursements and/or recoupments	1.23	%E	1.23%		1.23	%E
Net investment income, before expense reimbursements and/or recoupments	0.80	%E	1.98	%F	0.86	%E F
Net investment income, net of reimbursements and/or recoupments	2.68	%E	3.34%		3.46	%E
Portfolio turnover rate	162	%D	141%		83	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$10.73		$10.55	$9.64		$12.17		$12.75	$12.16

Income (loss) from investment operations:
Net investment income (loss)	0.16	B	0.12	0.33	B	0.13	B	0.21	(0.05)
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.63	1.01		(2.12)		1.53	0.74

Total income (loss) from investment operations	(0.25)		0.75	1.34		(1.99)		1.74	0.69

Less distributions:
Dividends from net investment income	-		(0.57)	(0.43)		(0.36)		(0.97)	(0.03)
Distributions from net realized gains	-		-	-		(0.18)		(1.35)	(0.07)

Total distributions	-		(0.57)	(0.43)		(0.54)		(2.32)	(0.10)

Net asset value, end of period	$10.48		$10.73	$10.55		$9.64		$12.17	$12.75

Total returnC	(2.33	)%D	7.13%	13.92%		(16.42)%		13.69%	5.68%

Ratios and supplemental data:
Net assets, end of period	$24,596,296		$23,702,057	$24,839,297		$69,246,839		$116,339,052	$95,337,373
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	1.15	%E	1.11%	1.12%		1.08%		1.05%	1.08%
Expenses, net of reimbursements and/or recoupments	1.04	%E	1.04%	1.05	%F	1.05	%F	1.04%	1.04%
Net investment income (loss), before expense reimbursements and/or recoupments	2.95	%E	3.33%	3.21%		1.14%		0.62%	(0.97)%
Net investment income (loss), net of reimbursements and/or recoupments	3.06	%E	3.40%	3.28%		1.17%		0.63%	(0.93)%
Portfolio turnover rate	166	%D	138%	135%		277%		195%	197%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.04% and 1.04% for the year ended December 31, 2023 and year ended December 31, 2022, respectively.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$10.73		$10.55	$9.64		$12.16		$12.74	$12.16

Income (loss) from investment operations:
Net investment income (loss)	0.15	A	0.43	0.33	A	0.11	A	0.28	(0.05)
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.31	0.99		(2.11)		1.46	0.73

Total income (loss) from investment operations	(0.26)		0.74	1.32		(2.00)		1.74	0.68

Less distributions:
Dividends from net investment income	-		(0.56)	(0.41)		(0.34)		(0.97)	(0.03)
Distributions from net realized gains	-		-	-		(0.18)		(1.35)	(0.07)

Total distributions	-		(0.56)	(0.41)		(0.52)		(2.32)	(0.10)

Net asset value, end of period	$10.47		$10.73	$10.55		$9.64		$12.16	$12.74

Total returnB	(2.42	)%C	7.00%	13.77%		(16.45)%		13.66%	5.55%

Ratios and supplemental data:
Net assets, end of period	$196,206,628		$240,697,355	$230,217,307		$340,103,816		$756,225,072	$665,119,502
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	1.21	%D	1.19%	1.17%		1.11%		1.07%	1.13%
Expenses, net of reimbursements and/or recoupments	1.21	%D	1.19%	1.16%		1.10%		1.07%	1.11%
Net investment income (loss), before expense reimbursements and/or recoupments	2.84	%D	3.26%	3.25%		1.03%		0.58%	(1.18)%
Net investment income (loss), net of reimbursements and/or recoupments	2.84	%D	3.26%	3.26%		1.04%		0.58%	(1.16)%
Portfolio turnover rate	166	%C	138%	135%		277%		195%	197%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$10.71		$10.52		$9.61		$12.11		$12.70	$12.14

Income (loss) from investment operations:
Net investment income (loss)	0.13	A	0.32	A	0.30	A	0.09	A	0.21	(0.13)
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.38		0.99		(2.10)		1.47	0.76

Total income (loss) from investment operations	(0.28)		0.70		1.29		(2.01)		1.68	0.63

Less distributions:
Dividends from net investment income	-		(0.51)		(0.38)		(0.31)		(0.92)	-
Distributions from net realized gains	-		-		-		(0.18)		(1.35)	(0.07)

Total distributions	-		(0.51)		(0.38)		(0.49)		(2.27)	(0.07)

Net asset value, end of period	$10.43		$10.71		$10.52		$9.61		$12.11	$12.70

Total returnB	(2.61	)%C	6.71%		13.48%		(16.65)%		13.24%	5.18%

Ratios and supplemental data:
Net assets, end of period	$3,315,599		$4,050,432		$7,227,795		$11,271,945		$18,344,072	$16,012,197
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.55	%D	1.53%		1.41%		1.41%		1.42%	1.45%
Expenses, net of reimbursements and/or recoupments	1.55	%D	1.53%		1.41%		1.41%		1.42%	1.42%
Net investment income (loss), before expense reimbursements and/or recoupments	2.49	%D	2.88%		2.96%		0.80%		0.29%	(1.70)%
Net investment income (loss), net of reimbursements and/or recoupments	2.49	%D	2.88%		2.96%		0.80%		0.29%	(1.67)%
Portfolio turnover rate	166	%C	138%		135%		277%		195%	197%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$10.65		$10.48		$9.58		$12.08		$12.68	$12.12

Income (loss) from investment operations:
Net investment income (loss)	0.14	A	0.19		0.29	A	0.10	A	0.25	(0.10)
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.50		0.98		(2.10)		1.45	0.73

Total income (loss) from investment operations	(0.27)		0.69		1.27		(2.00)		1.70	0.63

Less distributions:
Dividends from net investment income	-		(0.52)		(0.37)		(0.32)		(0.95)	0.00	B
Distributions from net realized gains	-		-		-		(0.18)		(1.35)	(0.07)

Total distributions	-		(0.52)		(0.37)		(0.50)		(2.30)	(0.07)

Net asset value, end of period	$10.38		$10.65		$10.48		$9.58		$12.08	$12.68

Total returnC	(2.54	)%D	6.63%		13.25%		(16.56)%		13.38%	5.19%

Ratios and supplemental data:
Net assets, end of period	$2,000,980		$2,568,834		$2,745,472		$3,656,374		$5,381,597	$4,007,021
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.63	%E	1.61%		1.58%		1.33%		1.30%	1.45%
Expenses, net of reimbursements and/or recoupments	1.44	%E	1.51	%F	1.57%		1.32%		1.30%	1.44%
Net investment income (loss), before expense reimbursements and/or recoupments	2.42	%E	2.82%		2.84%		0.89%		1.06%	(1.57)%
Net investment income (loss), net of reimbursements and/or recoupments	2.61	%E	2.92%		2.85%		0.90%		1.06%	(1.56)%
Portfolio turnover rate	166	%D	138%		135%		277%		195%	197%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2024.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023		2022		2021		2020

	(unaudited)

Net asset value, beginning of period	$10.58		$10.39		$9.49		$11.92		$12.55		$12.09

Income (loss) from investment operations:
Net investment income (loss)	0.09	A	0.25	A	0.23	A	0.01	A	(0.02	)A	(0.17)
Net gains (losses) on investments (both realized and unrealized)	(0.40)		0.36		0.96		(2.06)		1.59		0.70

Total income (loss) from investment operations	(0.31)		0.61		1.19		(2.05)		1.57		0.53

Less distributions:
Dividends from net investment income	-		(0.42)		(0.29)		(0.20)		(0.85)		-
Distributions from net realized gains	-		-		-		(0.18)		(1.35)		(0.07)

Total distributions	-		(0.42)		(0.29)		(0.38)		(2.20)		(0.07)

Net asset value, end of period	$10.27		$10.58		$10.39		$9.49		$11.92		$12.55

Total returnB	(2.93	)%C	5.91%		12.59%		(17.19)%		12.51%		4.37%

Ratios and supplemental data:
Net assets, end of period	$5,344,698		$6,699,758		$8,944,023		$11,650,636		$20,623,659		$14,969,947
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	2.22	%D	2.19%		2.15%		2.10%		2.06%		2.20%
Expenses, net of reimbursements and/or recoupments	2.22	%D	2.19%		2.14%		2.09%		2.06%		2.19%
Net investment income (loss), before expense reimbursements and/or recoupments	1.83	%D	2.28%		2.26%		0.09%		(0.15)%		(2.34)%
Net investment income (loss), net of reimbursements and/or recoupments	1.83	%D	2.28%		2.27%		0.10%		(0.15)%		(2.33)%
Portfolio turnover rate	166	%C	138%		135%		277%		195%		197%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

June 30, 2025 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund for the period from January 1, 2025 to June 30, 2025, is accurate and complete.

Sonia L. Bates, Assistant Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Managed Futures Strategy Fund,

American Beacon AHL Multi-Alternatives Fund, and

American Beacon AHL TargetRisk Fund

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund are service marks of American Beacon Advisors, Inc.

SAR 06/25

# Semi-Annual Financial Statements

**June 30, 2025**

Man Large Cap Growth Fund
Man Large Cap Value Fund

Man 0625

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2025

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.75%

Communication Services - 12.08%

Interactive Media & Services - 12.08%
Alphabet, Inc., Class A	70,200	$12,371,346
Meta Platforms, Inc., Class A	12,800	9,447,552
Pinterest, Inc., Class AA	62,200	2,230,492

		24,049,390

Total Communication Services		24,049,390

Consumer Discretionary - 10.25%

Broadline Retail - 6.01%
Amazon.com, Inc.A	54,500	11,956,755

Hotels, Restaurants & Leisure - 3.57%
Booking Holdings, Inc.	1,229	7,114,976

Textiles, Apparel & Luxury Goods - 0.67%
Deckers Outdoor Corp.A	12,900	1,329,603

Total Consumer Discretionary		20,401,334

Consumer Staples - 1.25%

Consumer Staples Distribution & Retail - 1.25%
Costco Wholesale Corp.	2,510	2,484,749

Financials - 6.67%

Financial Services - 5.39%
Mastercard, Inc., Class A	13,920	7,822,205
Visa, Inc., Class A	8,200	2,911,410

		10,733,615

Insurance - 1.28%
Aon PLC, Class A	2,140	763,472
Arch Capital Group Ltd.	19,600	1,784,580

		2,548,052

Total Financials		13,281,667

Health Care - 11.01%

Biotechnology - 3.63%
AbbVie, Inc.	17,900	3,322,598
Exelixis, Inc.A	26,700	1,176,803
Incyte Corp.A	21,300	1,450,530
Regeneron Pharmaceuticals, Inc.	2,430	1,275,750

		7,225,681

Health Care Equipment & Supplies - 0.78%
Edwards Lifesciences Corp.A	19,900	1,556,379

Health Care Providers & Services - 2.01%
Chemed Corp.	510	248,334
McKesson Corp.	5,120	3,751,834

		4,000,168

Health Care Technology - 1.98%
Veeva Systems, Inc., Class AA	13,700	3,945,326

See accompanying notes

1

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.75% (continued)

Health Care - 11.01% (continued)

Pharmaceuticals - 2.61%
Merck & Co., Inc.	30,500	$2,414,380
Zoetis, Inc.	17,900	2,791,505

		5,205,885

Total Health Care		21,933,439

Industrials - 4.73%

Building Products - 1.23%
Trane Technologies PLC	5,590	2,445,122

Construction & Engineering - 0.86%
EMCOR Group, Inc.	3,210	1,716,997

Electrical Equipment - 0.37%
Generac Holdings, Inc.A	5,100	730,371

Ground Transportation - 1.49%
Uber Technologies, Inc.A	31,900	2,976,270

Machinery - 0.78%
Caterpillar, Inc.	3,990	1,548,958

Total Industrials		9,417,718

Information Technology - 50.76%

Communications Equipment - 1.38%
Arista Networks, Inc.A	26,840	2,746,000

Electronic Equipment, Instruments & Components - 0.68%
Amphenol Corp., Class A	13,600	1,343,000

IT Services - 2.68%
EPAM Systems, Inc.A	2,600	459,732
GoDaddy, Inc., Class AA	4,900	882,294
MongoDB, Inc.A	1,400	293,986
Okta, Inc.A	16,200	1,619,514
Twilio, Inc., Class AA	16,800	2,089,248

		5,344,774

Semiconductors & Semiconductor Equipment - 16.43%
Advanced Micro Devices, Inc.A	26,600	3,774,540
Applied Materials, Inc.	19,100	3,496,637
Broadcom, Inc.	7,290	2,009,488
Lam Research Corp.	27,600	2,686,584
Marvell Technology, Inc.	31,000	2,399,400
Monolithic Power Systems, Inc.	820	599,732
NVIDIA Corp.	81,400	12,860,386
Onto Innovation, Inc.A	7,500	756,975
QUALCOMM, Inc.	18,600	2,962,236
Teradyne, Inc.	12,900	1,159,968

		32,705,946

Software - 24.27%
Adobe, Inc.A	9,200	3,559,296
ANSYS, Inc.A	4,310	1,513,758
Atlassian Corp., Class AA	11,500	2,335,535
Autodesk, Inc.A	4,600	1,424,022

See accompanying notes

2

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.75% (continued)

Information Technology - 50.76% (continued)

Software - 24.27% (continued)
Cadence Design Systems, Inc.A	7,380	$2,274,147
Datadog, Inc., Class AA	13,500	1,813,455
Docusign, Inc.A	10,200	794,478
Dropbox, Inc., Class AA	9,300	265,980
Dynatrace, Inc.A	35,500	1,959,955
Elastic NVA	10,600	893,898
Fortinet, Inc.A	55,600	5,878,032
HubSpot, Inc.A	2,480	1,380,443
Intuit, Inc.	4,670	3,678,232
Manhattan Associates, Inc.A	3,000	592,410
Microsoft Corp.	22,680	11,281,259
Nutanix, Inc., Class AA	7,700	588,588
Salesforce, Inc.	11,490	3,133,208
ServiceNow, Inc.A	2,727	2,803,574
Workday, Inc., Class AA	9,000	2,160,000

		48,330,270

Technology Hardware, Storage & Peripherals - 5.32%
Apple, Inc.	41,170	8,446,849
NetApp, Inc.	20,200	2,152,310

		10,599,159

Total Information Technology		101,069,149

Total Common Stocks (Cost $130,765,788)		192,637,446

RIGHTS - 0.00% (Cost $4,590)

Health Care - 0.00%
ABIOMED, Inc.A B C	4,500	0

SHORT-TERM INVESTMENTS - 2.60% (Cost $5,175,040)

Investment Companies - 2.60%
American Beacon U.S. Government Money Market Select Fund, 4.27%D E	5,175,040	5,175,040

TOTAL INVESTMENTS - 99.35% (Cost $135,945,418)		197,812,486
OTHER ASSETS, NET OF LIABILITIES - 0.65%		1,302,112

TOTAL NET ASSETS - 100.00%		$199,114,598

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

C Value was determined using significant unobservable inputs.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on June 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	18	September 2025	$5,429,334	$5,628,375	$199,041

			$5,429,334	$5,628,375	$199,041

See accompanying notes

3

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

Man Large Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$192,637,446	$-	$-		$192,637,446
Rights	-	-	0	(1)	0	(1)
Short-Term Investments	$5,175,040	$-	$-		$5,175,040

Total Investments in Securities - Assets	$197,812,486	$-	$0	(1)	$197,812,486

Financial Derivative Instruments - Assets
Futures Contracts	$199,041	$-	$-		$199,041

Total Financial Derivative Instruments - Assets	$199,041	$-	$-		$199,041

(1) Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

4

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.35%

Communication Services - 4.51%

Entertainment - 1.84%
Electronic Arts, Inc.	16,200	$2,587,140
Walt Disney Co.	12,400	1,537,724

		4,124,864

Interactive Media & Services - 0.97%
Alphabet, Inc., Class A	12,300	2,167,660

Media - 1.70%
Comcast Corp., Class A	70,700	2,523,283
New York Times Co., Class A	22,800	1,276,344

		3,799,627

Total Communication Services		10,092,151

Consumer Discretionary - 5.05%

Automobile Components - 0.76%
BorgWarner, Inc.	51,100	1,710,828

Broadline Retail - 2.57%
eBay, Inc.	77,300	5,755,758

Hotels, Restaurants & Leisure - 0.62%
Booking Holdings, Inc.	136	787,337
Expedia Group, Inc.	3,500	590,380

		1,377,717

Household Durables - 1.10%
Toll Brothers, Inc.	21,600	2,465,208

Total Consumer Discretionary		11,309,511

Consumer Staples - 3.47%

Beverages - 0.66%
Coca-Cola Consolidated, Inc.	3,300	368,445
Monster Beverage Corp.A	17,700	1,108,728

		1,477,173

Consumer Staples Distribution & Retail - 1.46%
Walmart, Inc.	33,300	3,256,074

Food Products - 1.35%
Ingredion, Inc.	13,000	1,763,060
Tyson Foods, Inc., Class A	22,500	1,258,650

		3,021,710

Total Consumer Staples		7,754,957

Energy - 1.43%

Oil, Gas & Consumable Fuels - 1.43%
HF Sinclair Corp.	24,300	998,244
Valero Energy Corp.	16,400	2,204,488

		3,202,732

Total Energy		3,202,732

See accompanying notes

5

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.35% (continued)

Financials - 28.54%

Banks - 2.72%
Citigroup, Inc.	27,400	$2,332,288
Citizens Financial Group, Inc.	84,100	3,763,475

		6,095,763

Capital Markets - 2.97%
Cboe Global Markets, Inc.	9,100	2,122,211
MarketAxess Holdings, Inc.	3,000	670,020
State Street Corp.	36,200	3,849,508

		6,641,739

Consumer Finance - 7.41%
Ally Financial, Inc.	100,200	3,902,790
Capital One Financial Corp.	26,000	5,531,760
Synchrony Financial	107,000	7,141,180

		16,575,730

Financial Services - 3.01%
Berkshire Hathaway, Inc., Class BA	5,870	2,851,470
PayPal Holdings, Inc.A	34,100	2,534,312
Voya Financial, Inc.	19,100	1,356,100

		6,741,882

Insurance - 12.43%
Allstate Corp.	15,790	3,178,685
American Financial Group, Inc.	9,500	1,198,995
American International Group, Inc.	5,200	445,068
Arch Capital Group Ltd.	31,700	2,886,285
Axis Capital Holdings Ltd.	4,400	456,808
Chubb Ltd.	9,040	2,619,068
Cincinnati Financial Corp.	8,500	1,265,820
Everest Group Ltd.	6,340	2,154,649
Hartford Insurance Group, Inc.	22,300	2,829,201
MetLife, Inc.	62,100	4,994,082
Principal Financial Group, Inc.	26,300	2,089,009
Progressive Corp.	7,300	1,948,078
Reinsurance Group of America, Inc.	2,100	416,556
Willis Towers Watson PLC	4,330	1,327,145

		27,809,449

Total Financials		63,864,563

Health Care - 21.85%

Biotechnology - 7.06%
AbbVie, Inc.	12,000	2,227,440
Biogen, Inc.A	12,400	1,557,316
Exelixis, Inc.A	61,500	2,710,612
Gilead Sciences, Inc.	47,700	5,288,499
Incyte Corp.A	33,100	2,254,110
Regeneron Pharmaceuticals, Inc.	3,330	1,748,250

		15,786,227

Health Care Equipment & Supplies - 3.81%
Edwards Lifesciences Corp.A	39,300	3,073,653
Hologic, Inc.A	33,600	2,189,376
Medtronic PLC	37,300	3,251,441

		8,514,470

See accompanying notes

6

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.35% (continued)

Health Care - 21.85% (continued)

Health Care Providers & Services - 5.38%
Cardinal Health, Inc.	26,500	$4,452,000
Chemed Corp.	1,340	652,486
Cigna Group	1,360	449,589
Elevance Health, Inc.	6,140	2,388,215
Humana, Inc.	880	215,142
McKesson Corp.	5,310	3,891,062

		12,048,494

Life Sciences Tools & Services - 1.02%
Agilent Technologies, Inc.	19,400	2,289,394

Pharmaceuticals - 4.58%
Bristol-Myers Squibb Co.	77,200	3,573,588
Jazz Pharmaceuticals PLCA	8,900	944,468
Johnson & Johnson	32,000	4,888,000
Merck & Co., Inc.	10,600	839,096

		10,245,152

Total Health Care		48,883,737

Industrials - 11.86%

Aerospace & Defense - 5.22%
General Dynamics Corp.	8,320	2,426,611
RTX Corp.	53,600	7,826,672
Textron, Inc.	17,700	1,421,133

		11,674,416

Building Products - 2.41%
A.O. Smith Corp.	22,000	1,442,540
Builders FirstSource, Inc.A	21,600	2,520,504
Owens Corning	10,400	1,430,208

		5,393,252

Construction & Engineering - 1.47%
EMCOR Group, Inc.	3,650	1,952,349
MasTec, Inc.A	7,900	1,346,397

		3,298,746

Machinery - 2.18%
Cummins, Inc.	9,370	3,068,675
Graco, Inc.	21,100	1,813,967

		4,882,642

Professional Services - 0.58%
FTI Consulting, Inc.A	3,400	549,100
Leidos Holdings, Inc.	4,700	741,472

		1,290,572

Total Industrials		26,539,628

Information Technology - 15.56%

Communications Equipment - 3.60%
Cisco Systems, Inc.	107,500	7,458,350
Motorola Solutions, Inc.	1,410	592,848

		8,051,198

See accompanying notes

7

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.35% (continued)

Information Technology - 15.56% (continued)

Electronic Equipment, Instruments & Components - 1.08%
Keysight Technologies, Inc.A	14,800	$2,425,128

IT Services - 1.19%
Amdocs Ltd.	21,100	1,925,164
Twilio, Inc., Class AA	6,000	746,160

		2,671,324

Semiconductors & Semiconductor Equipment - 4.61%
Advanced Micro Devices, Inc.A	11,900	1,688,610
Applied Materials, Inc.	20,600	3,771,242
Cirrus Logic, Inc.A	5,000	521,275
Qorvo, Inc.A	5,800	492,478
QUALCOMM, Inc.	13,800	2,197,788
Skyworks Solutions, Inc.	14,400	1,073,088
Teradyne, Inc.	6,400	575,488

		10,319,969

Software - 4.99%
ANSYS, Inc.A	7,150	2,511,223
Dolby Laboratories, Inc., Class A	18,700	1,388,662
Dropbox, Inc., Class AA	58,500	1,673,100
Salesforce, Inc.	20,500	5,590,145

		11,163,130

Technology Hardware, Storage & Peripherals - 0.09%
NetApp, Inc.	1,800	191,790

Total Information Technology		34,822,539

Materials - 3.50%

Containers & Packaging - 0.22%
AptarGroup, Inc.	3,200	500,576

Metals & Mining - 3.28%
Newmont Corp.	55,800	3,250,908
Nucor Corp.	25,200	3,264,408
Royal Gold, Inc.	4,600	818,064

		7,333,380

Total Materials		7,833,956

Real Estate - 0.58%

Health Care REITs - 0.58%
Healthpeak Properties, Inc.	73,500	1,286,985

Total Common Stocks (Cost $178,610,822)		215,590,759

FOREIGN COMMON STOCKS - 0.57%

Financials - 0.44%

Insurance - 0.44%
RenaissanceRe Holdings Ltd.	4,100	995,890

Information Technology - 0.13%

IT Services - 0.13%
Accenture PLC, Class A	940	280,957

Total Foreign Common Stocks (Cost $1,093,982)		1,276,847

See accompanying notes

8

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.22% (Cost $4,960,779)

Investment Companies - 2.22%
American Beacon U.S. Government Money Market Select Fund, 4.27%B C	4,960,779	$4,960,779

TOTAL INVESTMENTS - 99.14% (Cost $184,665,583)		221,828,385
OTHER ASSETS, NET OF LIABILITIES - 0.86%		1,919,756

TOTAL NET ASSETS - 100.00%		$223,748,141

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on June 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	14	September 2025	$4,222,816	$4,377,625	$154,809

			$4,222,816	$4,377,625	$154,809

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

Man Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$215,590,759	$-	$-	$215,590,759
Foreign Common Stocks	1,276,847	-	-	1,276,847
Short-Term Investments	4,960,779	-	-	4,960,779

Total Investments in Securities - Assets	$221,828,385	$-	$-	$221,828,385

Financial Derivative Instruments - Assets
Futures Contracts	$154,809	$-	$-	$154,809

Total Financial Derivative Instruments - Assets	$154,809	$-	$-	$154,809

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$192,637,446	$216,867,606
Investments in affiliated securities, at fair value‡	5,175,040	4,960,779
Cash	5,255	2,613
Cash collateral held at broker for futures contracts	431,000	374,000
Dividends and interest receivable	74,109	169,466
Receivable for investments sold	4,243,535	4,839,624
Receivable for fund shares sold	5,082	48,094
Receivable for variation margin on open futures contracts (Note 5)	199,089	154,798
Prepaid expenses	48,699	52,082

Total assets	202,819,255	227,469,062

Liabilities:
Payable for investments purchased	3,183,585	2,965,508
Payable for fund shares redeemed	110,020	292,080
Payable for expense recoupment (Note 2)	5,200	-
Cash due to broker for futures contracts	172,080	132,967
Management and sub-advisory fees payable (Note 2)	85,374	103,747
Service fees payable (Note 2)	24,980	24,461
Transfer agent fees payable (Note 2)	5,246	10,236
Custody and fund accounting fees payable	11,629	15,090
Professional fees payable	72,754	80,612
Payable for prospectus and shareholder reports	28,904	49,866
Other liabilities	4,885	46,354

Total liabilities	3,704,657	3,720,921

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$199,114,598	$223,748,141

Analysis of net assets:
Paid-in-capital	$125,834,343	$173,467,497
Total distributable earnings (deficits)A	73,280,255	50,280,644

Net assets	$199,114,598	$223,748,141

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,541,562	3,101,844

Y Class	190,253	2,915,473

Investor Class	2,588,211	1,928,810

A Class	65,574	1,026,852

C Class	24,070	237,239

R6 Class	348,430	86,164

Net assets:
R5 Class	$89,687,535	$75,289,304

Y Class	$6,649,248	$70,312,353

Investor Class	$87,442,330	$46,299,094

A Class	$2,231,582	$24,403,033

C Class	$728,228	$5,350,926

R6 Class	$12,375,675	$2,093,431

Net asset value, offering and redemption price per share:
R5 Class	$35.29	$24.27

Y Class	$34.95	$24.12

Investor Class	$33.78	$24.00

A Class	$34.03	$23.76

A Class (offering price)	$36.11	$25.21

C Class	$30.25	$22.56

R6 Class	$35.52	$24.30

† Cost of investments in unaffiliated securities	$130,770,378	$179,704,804
‡ Cost of investments in affiliated securities	$5,175,040	$4,960,779

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2025 (Unaudited)

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities	$529,147	$2,095,825
Dividend income from affiliated securities (Note 2)	90,500	96,573
Interest income	4,245	5,256
Income derived from securities lending (Note 9)	-	1,359

Total investment income	623,892	2,199,013

Expenses:
Management and sub-advisory fees (Note 2)	520,148	619,548
Transfer agent fees (Note 2):
R5 Class	23,089	13,362
Y Class	3,240	37,938
Investor Class	4,654	1,988
A Class	69	873
C Class	14	396
R6 Class	445	163
Custody and fund accounting fees	32,087	35,067
Professional fees	53,963	59,618
Registration fees and expenses	47,490	48,269
Service fees (Note 2):
Investor Class	146,869	79,082
A Class	799	14,204
C Class	349	3,019
Distribution fees (Note 2):
A Class	2,715	29,218
C Class	3,700	29,286
Prospectus and shareholder report expenses	19,849	21,022
Trustee fees (Note 2)	9,336	11,481
Line of credit interest expense (Note 10)	813	1,050
Other expenses	30,547	13,547

Total expenses	900,176	1,019,131

Net fees waived and expenses (reimbursed) (Note 2)	(1,750)	-

Net expenses	898,426	1,019,131

Net investment income (loss)	(274,534)	1,179,882

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	10,278,606	10,931,608
Futures contracts	(124,537)	(81,200)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	1,368,691	1,019,620
Futures contracts	307,597	219,448

Net gain from investments	11,830,357	12,089,476

Net increase in net assets resulting from operations	$11,555,823	$13,269,358

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon FundsSM

Statements of Changes in Net Assets

	Man Large Cap Growth Fund		Man Large Cap Value Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(274,534)	$(350,325)	$1,179,882	$2,413,908
Net realized gain from investments in unaffiliated securities and futures contracts	10,154,069	29,491,427	10,850,408	40,020,443
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	1,676,288	12,720,141	1,239,068	(657,398)

Net increase in net assets resulting from operations	11,555,823	41,861,243	13,269,358	41,776,953

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(11,698,459)	-	(12,355,548)
Y Class	-	(825,395)	-	(12,570,382)
Investor Class	-	(12,140,088)	-	(7,339,841)
A Class	-	(324,044)	-	(3,689,160)
C Class	-	(118,688)	-	(1,099,467)
R6 Class	-	(1,593,816)	-	(305,029)

Net distributions to shareholders	-	(26,700,490)	-	(37,359,427)

Capital share transactions (Note 11):
Proceeds from sales of shares	1,370,559	7,674,494	7,602,425	24,047,441
Reinvestment of dividends and distributions	-	26,577,671	-	36,346,436
Cost of shares redeemed	(15,137,682)	(32,392,525)	(36,835,009)	(119,318,770)

Net increase (decrease) in net assets from capital share transactions	(13,767,123)	1,859,640	(29,232,584)	(58,924,893)

Net increase (decrease) in net assets	(2,211,300)	17,020,393	(15,963,226)	(54,507,367)

Net assets:
Beginning of period	201,325,898	184,305,505	239,711,367	294,218,734

End of period	$199,114,598	$201,325,898	$223,748,141	$239,711,367

See accompanying notes

12

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon Man Large Cap Value Fund and American Beacon Large Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

13

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Numeric Investors LLC (the “Sub- Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Numeric Investors LLC

First $600 million	0.20%
Next $400 million to $1 billion	0.18%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2025 were as follows:

Man Large Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$331,003
Sub-Advisory Fees	0.20%	189,145

Total	0.55%	$520,148

Man Large Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$394,313
Sub-Advisory Fees	0.20%	225,235

Total	0.55%	$619,548

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2025, the Manager received securities lending fees of $109 for the securities lending activities of the Man Large Cap Value Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

16

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the period ended June 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Man Large Cap Growth	$18,657
Man Large Cap Value	43,180

As of June 30, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Man Large Cap Growth	$3,014
Man Large Cap Value	6,762

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	Man Large Cap Growth	$5,175,040	$-	$-	$90,500	$5,175,040
U.S. Government Money Market Select	Direct	Man Large Cap Value	4,960,779	-	-	96,573	4,960,779

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Man Large Cap Growth	$2,175
Man Large Cap Value	2,332

17

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2025, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2025 - 4/30/2025	5/1/2025 - 06/30/2025	Reimbursed Expenses	(Recouped) Expenses
Man Large Cap Growth	R5	0.80%	0.80%	$1,260	$(3,755	)*	2028
Man Large Cap Growth	Y	0.83%	0.83%	447	(21	)*	2028
Man Large Cap Growth	Investor	1.12%	1.12%	5	(9,051	)*	2028
Man Large Cap Growth	A	1.09%	1.09%	2	(229	)*	2028
Man Large Cap Growth	C	1.83%	1.83%	36	(10	)*	2028
Man Large Cap Growth	R6	0.77%	0.77%	-	(1,370	)*	2028

*	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $5,200, was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at June 30, 2025 for the Man Large Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Man Large Cap Growth	$14,436	$107,507	$117,657	2025
Man Large Cap Growth	-	277,452	-	2026
Man Large Cap Growth	-	126,361	-	2027

18

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2025, RID collected $155 and $23 for Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2025, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2025, there were no CDSC fees collected for the C Class Shares of the Funds.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

19

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open.

20

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

21

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2025, the Funds entered into futures contracts primarily for exposing cash to markets.

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2025
Man Large Cap Growth	17
Man Large Cap Value	19

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Man Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$199,041	$199,041

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(124,537)	$(124,537)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$307,597	$307,597

Man Large Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$154,809	$154,809

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(81,200)	$(81,200)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$219,448	$219,448

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

23

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2025.

Man Large Cap Growth Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Futures Contracts(1)	$199,041	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$199,041	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(199,041)	$-

Man Large Cap Value Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Futures Contracts(1)	$154,809	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$154,809	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(154,809)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

24

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies,

25

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that a Fund invests in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time. Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Funds’ ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Man Large Cap Growth	$135,945,432	$66,340,806	$(4,473,752)	$61,867,054
Man Large Cap Value	184,688,648	44,172,090	(7,032,353)	37,139,737

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2024, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Man Large Cap Growth	$23,096,970	$37,438,220
Man Large Cap Value	27,251,153	56,266,996

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2025 were as follows:

Fund	Type of Transaction	December 31, 2024 Shares/Fair Value	Purchases	Sales	June 30, 2025 Shares/Fair Value
Man Large Cap Growth	Direct	$5,792,568	$24,234,848	$24,852,376	$5,175,040
Man Large Cap Value	Direct	5,395,636	46,863,941	47,298,798	4,960,779

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

The Funds did not have any securities on loan or hold any securities lending as of the period ended June 30, 2025.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

(b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2025, the Funds did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,284	$109,237	26,939	$890,053
Reinvestment of dividends	-	-	344,857	11,580,300
Shares redeemed	(130,791)	(4,321,199)	(433,622)	(14,972,358)

Net (decrease) in shares outstanding	(127,507)	$(4,211,962)	(61,826)	$(2,502,005)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	24,309	$801,690	73,918	$2,535,348
Reinvestment of dividends	-	-	24,809	825,395
Shares redeemed	(27,645)	(885,515)	(26,651)	(934,649)

Net increase (decrease) in shares outstanding	(3,336)	$(83,825)	72,076	$2,426,094

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	8,360	$267,786	98,518	$3,373,006
Reinvestment of dividends	-	-	376,760	12,135,428
Shares redeemed	(280,592)	(8,699,917)	(409,510)	(13,718,463)

Net increase (decrease) in shares outstanding	(272,232)	$(8,432,131)	65,768	$1,789,971

30

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,568	$117,867	16,566	$562,735
Reinvestment of dividends	-	-	9,989	324,044
Shares redeemed	(9,240)	(291,440)	(12,433)	(422,167)

Net increase (decrease) in shares outstanding	(5,672)	$(173,573)	14,122	$464,612

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	502	$14,500	4,397	$131,968
Reinvestment of dividends	-	-	4,100	118,688
Shares redeemed	(4,493)	(127,178)	(21,274)	(668,399)

Net (decrease) in shares outstanding	(3,991)	$(112,678)	(12,777)	$(417,743)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,804	$59,479	5,151	$181,384
Reinvestment of dividends	-	-	47,154	1,593,816
Shares redeemed	(26,523)	(812,433)	(48,295)	(1,676,489)

Net increase (decrease) in shares outstanding	(24,719)	$(752,954)	4,010	$98,711

	R5 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	123,089	$2,861,764	238,378	$6,064,246
Reinvestment of dividends	-	-	529,947	12,130,486
Shares redeemed	(505,004)	(11,711,059)	(1,117,186)	(28,463,754)

Net (decrease) in shares outstanding	(381,915)	$(8,849,295)	(348,861)	$(10,269,022)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	83,853	$1,906,877	211,986	$5,287,207
Reinvestment of dividends	-	-	531,147	12,083,590
Shares redeemed	(664,010)	(15,059,825)	(1,201,546)	(29,941,151)

Net (decrease) in shares outstanding	(580,157)	$(13,152,948)	(458,413)	$(12,570,354)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	27,092	$623,194	49,420	$1,234,789
Reinvestment of dividends	-	-	322,227	7,304,895
Shares redeemed	(208,425)	(4,748,363)	(661,996)	(16,555,784)

Net (decrease) in shares outstanding	(181,333)	$(4,125,169)	(290,349)	$(8,016,100)

31

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	88,133	$2,010,997	402,635	$10,017,737
Reinvestment of dividends	-	-	153,066	3,436,324
Shares redeemed	(125,049)	(2,860,274)	(310,728)	(7,737,701)

Net increase (decrease) in shares outstanding	(36,916)	$(849,277)	244,973	$5,716,360

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,009	$42,513	12,641	$297,319
Reinvestment of dividends	-	-	50,777	1,086,112
Shares redeemed	(103,105)	(2,246,857)	(493,104)	(11,719,944)

Net (decrease) in shares outstanding	(101,096)	$(2,204,344)	(429,686)	$(10,336,513)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	6,801	$157,080	46,190	$1,146,143
Reinvestment of dividends	-	-	13,326	305,029
Shares redeemed	(8,863)	(208,631)	(990,718)	(24,900,436)

Net (decrease) in shares outstanding	(2,062)	$(51,551)	(931,202)	$(23,449,264)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

32

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024B		2023	2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$33.15		$30.64		$23.50	$36.78	$36.24	$29.84

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)C	(0.00	)D	0.07	0.12	0.01	0.07
Net gains (losses) on investments (both realized and unrealized)	2.16		7.39		7.30	(9.37)	7.82	10.21

Total income (loss) from investment operations	2.14		7.39		7.37	(9.25)	7.83	10.28

Less distributions:
Dividends from net investment income	-		(0.00	)D	(0.10)	-	-	(0.07)
Distributions from net realized gains	-		(4.88)		(0.13)	(4.03)	(7.29)	(3.81)

Total distributions	-		(4.88)		(0.23)	(4.03)	(7.29)	(3.88)

Net asset value, end of period	$35.29		$33.15		$30.64	$23.50	$36.78	$36.24

Total returnE	6.46	%F	23.93%		31.37%	(25.17)%	21.82%	34.44%

Ratios and supplemental data:
Net assets, end of period	$89,687,535		$88,492,829		$83,676,439	$69,755,325	$112,640,010	$114,246,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.80	%G	0.87%		0.97%	0.94%	0.92%	0.97%
Expenses, net of reimbursements and/or recoupments	0.80	%G	0.80%		0.80%	0.80%	0.81%	0.82	%H
Net investment income (loss), before expense reimbursements and/or recoupments	(0.14	)%G	(0.10)%		(0.02)%	0.25%	(0.10)%	(0.08)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.14	)%G	(0.03)%		0.15%	0.39%	0.01%	0.07%
Portfolio turnover rate	12	%F	52%		78%	72%	57%	58%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

33

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A		2023	2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$32.84		$30.37		$23.30	$36.53		$36.05	$29.72

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)B	(0.02	)B	0.05	0.03		(0.04)	0.00	C
Net gains (losses) on investments (both realized and unrealized)	2.14		7.37		7.25	(9.23)		7.81	10.21

Total income (loss) from investment operations	2.11		7.35		7.30	(9.20)		7.77	10.21

Less distributions:
Dividends from net investment income	-		-		(0.10)	-		-	(0.07)
Distributions from net realized gains	-		(4.88)		(0.13)	(4.03)		(7.29)	(3.81)

Total distributions	-		(4.88)		(0.23)	(4.03)		(7.29)	(3.88)

Net asset value, end of period	$34.95		$32.84		$30.37	$23.30		$36.53	$36.05

Total returnD	6.43	%E	24.00%		31.34%	(25.21)%		21.77%	34.34%

Ratios and supplemental data:
Net assets, end of period	$6,649,248		$6,357,762		$3,690,269	$608,328		$2,237,130	$3,168,012
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.85	%F	0.91%		1.03%	1.17%		0.95%	1.02%
Expenses, net of reimbursements and/or recoupments	0.83	%F	0.83%		0.83%	0.84	%G	0.86%	0.89	%H
Net investment (loss), before expense reimbursements and/or recoupments	(0.19	)%F	(0.13)%		(0.12)%	0.00	%I	(0.15)%	(0.14)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.17	)%F	(0.05)%		0.08%	0.33%		(0.06)%	(0.01)%
Portfolio turnover rate	12	%E	52%		78%	72%		57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 31, 2022.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Amount rounds to less than 0.005%.

See accompanying notes

34

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A	2023	2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$31.79		$29.62	$22.74	$35.89	$35.61	$29.42

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)B	(0.10)	(0.06)	0.05	(0.08)	(0.08)
Net gains (losses) on investments (both realized and unrealized)	2.06		7.15	7.11	(9.17)	7.65	10.08

Total income (loss) from investment operations	1.99		7.05	7.05	(9.12)	7.57	10.00

Less distributions:
Dividends from net investment income	-		-	(0.04)	-	-	-
Distributions from net realized gains	-		(4.88)	(0.13)	(4.03)	(7.29)	(3.81)

Total distributions	-		(4.88)	(0.17)	(4.03)	(7.29)	(3.81)

Net asset value, end of period	$33.78		$31.79	$29.62	$22.74	$35.89	$35.61

Total returnC	6.26	%D	23.60%	31.01%	(25.44)%	21.48%	33.98%

Ratios and supplemental data:
Net assets, end of period	$87,442,330		$90,941,583	$82,767,017	$66,552,222	$95,710,995	$84,109,027
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%E	1.18%	1.28%	1.25%	1.24%	1.31%
Expenses, net of reimbursements and/or recoupments	1.12	%E	1.12%	1.12%	1.12%	1.12%	1.15	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.46	)%E	(0.41)%	(0.32)%	(0.06)%	(0.42)%	(0.43)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.46	)%E	(0.35)%	(0.16)%	0.07%	(0.30)%	(0.27)%
Portfolio turnover rate	12	%D	52%	78%	72%	57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

35

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A		2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$32.02		$29.81		$22.90		$36.08		$35.77	$29.51

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)B	(0.11	)B	(0.04	)B	0.03	B	(0.16)	(0.10)
Net gains (losses) on investments (both realized and unrealized)	2.08		7.20		7.14		(9.18)		7.76	10.17

Total income (loss) from investment operations	2.01		7.09		7.10		(9.15)		7.60	10.07

Less distributions:
Dividends from net investment income	-		-		(0.06)		-		-	-
Distributions from net realized gains	-		(4.88)		(0.13)		(4.03)		(7.29)	(3.81)

Total distributions	-		(4.88)		(0.19)		(4.03)		(7.29)	(3.81)

Net asset value, end of period	$34.03		$32.02		$29.81		$22.90		$36.08	$35.77

Total returnC	6.28	%D	23.58%		31.00%		(25.38)%		21.47%	34.11%

Ratios and supplemental data:
Net assets, end of period	$2,231,582		$2,281,303		$1,702,761		$1,102,933		$1,955,909	$2,212,193
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09	%E	1.15%		1.26%		1.36%		1.21%	1.27%
Expenses, net of reimbursements and/or recoupments	1.09	%E	1.09%		1.09%		1.09%		1.10%	1.14%
Net investment (loss), before expense reimbursements and/or recoupments	(0.43	)%E	(0.37)%		(0.32)%		(0.18)%		(0.40)%	(0.39)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.43	)%E	(0.31)%		(0.15)%		0.09%		(0.29)%	(0.26)%
Portfolio turnover rate	12	%D	52%		78%		72%		57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

36

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A	2023		2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$28.57		$27.20	$21.01		$33.81	$34.15	$28.53

Income (loss) from investment operations:
Net investment (loss)	(0.16	)B	(1.23)	(0.22	)B	(1.11)	(0.46)	(0.01)
Net gains (losses) on investments (both realized and unrealized)	1.84		7.48	6.54		(7.66)	7.41	9.44

Total income (loss) from investment operations	1.68		6.25	6.32		(8.77)	6.95	9.43

Less distributions:
Distributions from net realized gains	-		(4.88)	(0.13)		(4.03)	(7.29)	(3.81)

Total distributions	-		(4.88)	(0.13)		(4.03)	(7.29)	(3.81)

Net asset value, end of period	$30.25		$28.57	$27.20		$21.01	$33.81	$34.15

Total returnC	5.88	%D	22.75%	30.09%		(25.97)%	20.58%	33.04%

Ratios and supplemental data:
Net assets, end of period	$728,228		$801,704	$1,110,747		$684,305	$2,109,687	$2,575,041
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%E	1.92%	2.01%		2.20%	1.95%	2.01%
Expenses, net of reimbursements and/or recoupments	1.83	%E	1.83%	1.83%		1.83%	1.84%	1.87	%F
Net investment (loss), before expense reimbursements and/or recoupments	(1.18	)%E	(1.16)%	(1.08)%		(1.04)%	(1.14)%	(1.14)%
Net investment (loss), net of reimbursements and/or recoupments	(1.17	)%E	(1.07)%	(0.90)%		(0.67)%	(1.03)%	(1.00)%
Portfolio turnover rate	12	%D	52%	78%		72%	57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

37

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A		2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$33.37		$30.77		$23.59	$36.89	$36.31	$29.86

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)B	0.00	C	0.07	0.12	0.03	0.04	B
Net gains (losses) on investments (both realized and unrealized)	2.17		7.48		7.34	(9.39)	7.84	10.29

Total income (loss) from investment operations	2.15		7.48		7.41	(9.27)	7.87	10.33

Less distributions:
Dividends from net investment income	-		(0.00	)C	(0.10)	-	-	(0.07)
Distributions from net realized gains	-		(4.88)		(0.13)	(4.03)	(7.29)	(3.81)

Total distributions	-		(4.88)		(0.23)	(4.03)	(7.29)	(3.88)

Net asset value, end of period	$35.52		$33.37		$30.77	$23.59	$36.89	$36.31

Total returnD	6.44	%E	24.12%		31.42%	(25.15)%	21.90%	34.58%

Ratios and supplemental data:
Net assets, end of period	$12,375,675		$12,450,717		$11,358,272	$9,989,847	$18,361,929	$16,307,767
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%F	0.82%		0.92%	0.90%	0.88%	0.91%
Expenses, net of reimbursements and/or recoupments	0.77	%F	0.77%		0.77%	0.76%	0.76%	0.76%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.11	)%F	(0.05)%		0.04%	0.29%	(0.06)%	(0.05)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.11	)%F	0.00	%G	0.19%	0.43%	0.06%	0.10%
Portfolio turnover rate	12	%E	52%		78%	72%	57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Amount rounds to less than 0.005%.

See accompanying notes

38

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024B	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$22.84		$23.18	$23.35	$26.55	$23.73	$27.14

Income (loss) from investment operations:
Net investment income	0.14	C	0.23	0.12	0.49	0.69	0.59
Net gains (losses) on investments (both realized and unrealized)	1.29		3.55	2.49	(2.55)	4.71	(1.48)

Total income (loss) from investment operations	1.43		3.78	2.61	(2.06)	5.40	(0.89)

Less distributions:
Dividends from net investment income	-		(0.34)	(0.53)	(0.56)	(1.59)	(0.00	)D
Distributions from net realized gains	-		(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	-		(4.12)	(2.78)	(1.14)	(2.58)	(2.52)

Net asset value, end of period	$24.27		$22.84	$23.18	$23.35	$26.55	$23.73

Total returnE	6.26	%F	16.24%	11.25%	(7.74)%	22.93%	(3.05)%

Ratios and supplemental data:
Net assets, end of period	$75,289,304		$79,563,790	$88,833,933	$220,554,216	$364,332,529	$445,009,590
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.75	%G	0.81%	0.87%	0.81%	0.75%	0.75%
Expenses, net of reimbursements and/or recoupments	0.75	%G	0.81%	0.87%	0.81%	0.74%	0.75%
Net investment income, before expense reimbursements and/or recoupments	1.20	%G	1.06%	1.68%	1.81%	1.37%	1.76%
Net investment income, net of reimbursements and/or recoupments	1.20	%G	1.06%	1.68%	1.81%	1.38%	1.76%
Portfolio turnover rate	12	%F	64%	54%	54%	51%	43%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

39

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$22.70		$23.06	$23.24	$26.43	$23.63	$27.06

Income (loss) from investment operations:
Net investment income	0.13	B	0.25	0.42	0.48	0.89	0.67
Net gains (losses) on investments (both realized and unrealized)	1.29		3.48	2.17	(2.54)	4.46	(1.58)

Total income (loss) from investment operations	1.42		3.73	2.59	(2.06)	5.35	(0.91)

Less distributions:
Dividends from net investment income	-		(0.31)	(0.52)	(0.55)	(1.56)	(0.00	)C
Distributions from net realized gains	-		(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	-		(4.09)	(2.77)	(1.13)	(2.55)	(2.52)

Net asset value, end of period	$24.12		$22.70	$23.06	$23.24	$26.43	$23.63

Total returnD	6.26	%E	16.13%	11.19%	(7.81)%	22.84%	(3.14)%

Ratios and supplemental data:
Net assets, end of period	$70,312,353		$79,350,343	$91,172,593	$121,618,005	$191,459,312	$284,218,555
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.82	%F	0.90%	0.94%	0.88%	0.82%	0.83%
Expenses, net of reimbursements and/or recoupments	0.82	%F	0.90%	0.94%	0.87%	0.82%	0.83%
Net investment income, before expense reimbursements and/or recoupments	1.13	%F	0.97%	1.59%	1.71%	1.29%	1.66%
Net investment income, net of reimbursements and/or recoupments	1.13	%F	0.97%	1.59%	1.72%	1.29%	1.66%
Portfolio turnover rate	12	%E	64%	54%	54%	51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

40

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$22.62		$22.99	$23.17	$26.35	$23.56	$27.05

Income (loss) from investment operations:
Net investment income	0.10	B	0.67	1.05	0.95	1.39	2.12
Net gains (losses) on investments (both realized and unrealized)	1.28		2.97	1.47	(3.07)	3.87	(3.09)

Total income (loss) from investment operations	1.38		3.64	2.52	(2.12)	5.26	(0.97)

Less distributions:
Dividends from net investment income	-		(0.23)	(0.45)	(0.48)	(1.48)	-
Distributions from net realized gains	-		(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	-		(4.01)	(2.70)	(1.06)	(2.47)	(2.52)

Net asset value, end of period	$24.00		$22.62	$22.99	$23.17	$26.35	$23.56

Total returnC	6.10	%D	15.78%	10.92%	(8.04)%	22.51%	(3.36)%

Ratios and supplemental data:
Net assets, end of period	$46,299,094		$47,734,675	$55,177,185	$68,797,588	$96,839,009	$121,683,174
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.07	%E	1.19%	1.18%	1.13%	1.08%	1.10%
Expenses, net of reimbursements and/or recoupments	1.07	%E	1.19%	1.18%	1.13%	1.08%	1.10%
Net investment income, before expense reimbursements and/or recoupments	0.88	%E	0.68%	1.36%	1.46%	1.04%	1.44%
Net investment income, net of reimbursements and/or recoupments	0.88	%E	0.68%	1.36%	1.46%	1.04%	1.44%
Portfolio turnover rate	12	%D	64%	54%	54%	51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

41

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$22.40		$22.81	$23.02	$26.18	$23.43	$26.92

Income (loss) from investment operations:
Net investment income	0.10	B	0.17	0.36	0.41	0.45	0.84
Net gains (losses) on investments (both realized and unrealized)	1.26		3.45	2.12	(2.50)	4.78	(1.81)

Total income (loss) from investment operations	1.36		3.62	2.48	(2.09)	5.23	(0.97)

Less distributions:
Dividends from net investment income	-		(0.25)	(0.44)	(0.49)	(1.49)	-
Distributions from net realized gains	-		(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	-		(4.03)	(2.69)	(1.07)	(2.48)	(2.52)

Net asset value, end of period	$23.76		$22.40	$22.81	$23.02	$26.18	$23.43

Total returnC	6.07	%D	15.80%	10.81%	(8.00)%	22.51%	(3.38)%

Ratios and supplemental data:
Net assets, end of period	$24,403,033		$23,827,119	$18,676,222	$19,853,284	$26,438,159	$24,734,491
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10	%E	1.20%	1.23%	1.12%	1.08%	1.10%
Expenses, net of reimbursements and/or recoupments	1.10	%E	1.20%	1.23%	1.12%	1.07%	1.10%
Net investment income, before expense reimbursements and/or recoupments	0.85	%E	0.68%	1.30%	1.47%	1.05%	1.40%
Net investment income, net of reimbursements and/or recoupments	0.85	%E	0.68%	1.30%	1.47%	1.06%	1.40%
Portfolio turnover rate	12	%D	64%	54%	54%	51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

42

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A	2023		2022		2021	2020

	(unaudited)
Net asset value, beginning of period	$21.34		$21.84	$22.11		$25.17		$22.60	$26.25

Income (loss) from investment operations:
Net investment income (loss)	0.01	B	(1.84)	0.13	B	0.17	B	0.21	0.22
Net gains (losses) on investments (both realized and unrealized)	1.21		5.12	2.09		(2.37)		4.63	(1.35)

Total income (loss) from investment operations	1.22		3.28	2.22		(2.20)		4.84	(1.13)

Less distributions:
Dividends from net investment income	-		-	(0.24)		(0.28)		(1.28)	-
Distributions from net realized gains	-		(3.78)	(2.25)		(0.58)		(0.99)	(2.52)

Total distributions	-		(3.78)	(2.49)		(0.86)		(2.27)	(2.52)

Net asset value, end of period	$22.56		$21.34	$21.84		$22.11		$25.17	$22.60

Total returnC	5.72	%D	14.96%	10.08%		(8.73)%		21.58%	(4.08)%

Ratios and supplemental data:
Net assets, end of period	$5,350,926		$7,218,739	$16,771,478		$20,717,120		$29,384,166	$30,186,523
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%E	1.93%	1.94%		1.88%		1.84%	1.83%
Expenses, net of reimbursements and/or recoupments	1.84	%E	1.93%	1.94%		1.88%		1.83%	1.83%
Net investment income (loss), before expense reimbursements and/or recoupments	0.13	%E	(0.07)%	0.59%		0.72%		0.28%	0.69%
Net investment income (loss), net of reimbursements and/or recoupments	0.13	%E	(0.07)%	0.59%		0.72%		0.29%	0.69%
Portfolio turnover rate	12	%D	64%	54%		54%		51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

43

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024A		2023	2022		2021	2020

	(unaudited)
Net asset value, beginning of period	$22.86		$23.14		$23.32	$26.53		$23.71	$27.12

Income (loss) from investment operations:
Net investment income	0.14	B	0.26	B	0.23	0.45	B	0.53	0.24
Net gains (losses) on investments (both realized and unrealized)	1.30		3.56		2.39	(2.50)		4.87	(1.12)

Total income (loss) from investment operations	1.44		3.82		2.62	(2.05)		5.40	(0.88)

Less distributions:
Dividends from net investment income	-		(0.32)		(0.55)	(0.58)		(1.59)	(0.01)
Distributions from net realized gains	-		(3.78)		(2.25)	(0.58)		(0.99)	(2.52)

Total distributions	-		(4.10)		(2.80)	(1.16)		(2.58)	(2.53)

Net asset value, end of period	$24.30		$22.86		$23.14	$23.32		$26.53	$23.71

Total returnC	6.30	%D	16.49%		11.29%	(7.74)%		22.99%	(3.03)%

Ratios and supplemental data:
Net assets, end of period	$2,093,431		$2,016,701		$23,587,323	$25,796,145		$71,972,572	$97,789,536
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.73	%E	0.81%		0.84%	0.77%		0.72%	0.73%
Expenses, net of reimbursements and/or recoupments	0.73	%E	0.81%		0.84%	0.77%		0.72%	0.73%
Net investment income, before expense reimbursements and/or recoupments	1.21	%E	1.05%		1.71%	1.81%		1.39%	1.77%
Net investment income, net of reimbursements and/or recoupments	1.21	%E	1.05%		1.71%	1.81%		1.39%	1.77%
Portfolio turnover rate	12	%D	64%		54%	54%		51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

44

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Man Large Cap Growth Fund, and American Beacon Man Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 06/25

AMERICAN BEACON FUNDS

# Semi-Annual Financial Statements

## June 30, 2025

Stephens Mid-Cap Growth Fund
Stephens Small Cap Growth Fund

Stephens 0625

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2025

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.99%

Communication Services - 8.21%

Entertainment - 7.32%
Electronic Arts, Inc.	68,237	$10,897,449
Live Nation Entertainment, Inc.A	79,509	12,028,121
Spotify Technology SAA	18,276	14,023,906
Take-Two Interactive Software, Inc.A	47,942	11,642,715

		48,592,191

Interactive Media & Services - 0.89%
Reddit, Inc., Class AA	39,458	5,941,191

Total Communication Services		54,533,382

Consumer Discretionary - 11.01%

Distributors - 0.56%
Pool Corp.	12,788	3,727,446

Diversified Consumer Services - 1.00%
Bright Horizons Family Solutions, Inc.A	53,690	6,635,547

Hotels, Restaurants & Leisure - 4.20%
Domino’s Pizza, Inc.	20,735	9,343,191
Dutch Bros, Inc., Class AA	46,943	3,209,493
Viking Holdings Ltd.A	66,039	3,519,218
Wingstop, Inc.	35,216	11,858,636

		27,930,538

Specialty Retail - 5.25%
Burlington Stores, Inc.A	45,489	10,582,561
Five Below, Inc.A	59,728	7,835,119
Ross Stores, Inc.	70,079	8,940,679
Tractor Supply Co.	142,140	7,500,728

		34,859,087

Total Consumer Discretionary		73,152,618

Energy - 4.01%

Energy Equipment & Services - 0.91%
Baker Hughes Co.	158,043	6,059,369

Oil, Gas & Consumable Fuels - 3.10%
Antero Resources Corp.A	122,519	4,935,065
Diamondback Energy, Inc.	32,948	4,527,055
Expand Energy Corp.	95,084	11,119,123

		20,581,243

Total Energy		26,640,612

Financials - 10.90%

Capital Markets - 5.34%
Evercore, Inc., Class A	37,312	10,074,986
Robinhood Markets, Inc., Class AA	140,611	13,165,408
Tradeweb Markets, Inc., Class A	83,580	12,236,112

		35,476,506

Consumer Finance - 1.58%
FirstCash Holdings, Inc.	77,865	10,522,676

See accompanying notes

1

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.99% (continued)

Financials - 10.90% (continued)

Financial Services - 1.43%
Toast, Inc., Class AA	214,231	$9,488,291

Insurance - 2.55%
Kinsale Capital Group, Inc.	15,314	7,410,445
Ryan Specialty Holdings, Inc.	140,015	9,519,620

		16,930,065

Total Financials		72,417,538

Health Care - 14.47%

Biotechnology - 2.09%
Exact Sciences Corp.A	60,643	3,222,569
Exelixis, Inc.A	241,852	10,659,627

		13,882,196

Health Care Equipment & Supplies - 6.07%
Dexcom, Inc.A	110,654	9,658,988
Hologic, Inc.A	75,366	4,910,848
IDEXX Laboratories, Inc.A	13,449	7,213,237
Insulet Corp.A	24,781	7,785,695
ResMed, Inc.	36,302	9,365,916
Tandem Diabetes Care, Inc.A	74,469	1,388,102

		40,322,786

Health Care Providers & Services - 1.83%
HealthEquity, Inc.A	69,619	7,293,286
Henry Schein, Inc.A	66,323	4,844,895

		12,138,181

Health Care Technology - 1.10%
Veeva Systems, Inc., Class AA	25,300	7,285,894

Life Sciences Tools & Services - 3.38%
Bio-Techne Corp.	86,343	4,442,347
ICON PLCA	42,023	6,112,245
Illumina, Inc.A	34,699	3,310,632
Medpace Holdings, Inc.A	11,840	3,716,103
Repligen Corp.A	39,419	4,902,935

		22,484,262

Total Health Care		96,113,319

Industrials - 21.09%

Aerospace & Defense - 9.19%
AeroVironment, Inc.A	57,719	16,447,029
Axon Enterprise, Inc.A	20,482	16,957,867
BWX Technologies, Inc.	51,378	7,401,515
HEICO Corp., Class A	41,385	10,708,369
L3Harris Technologies, Inc.	28,591	7,171,766
Leonardo DRS, Inc.	51,262	2,382,658

		61,069,204

Building Products - 0.39%
Trex Co., Inc.A	47,266	2,570,325

Commercial Services & Supplies - 1.53%
Copart, Inc.A	207,059	10,160,385

See accompanying notes

2

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.99% (continued)

Industrials - 21.09% (continued)

Electrical Equipment - 4.10%
Generac Holdings, Inc.A	28,820	$4,127,312
Hubbell, Inc.	13,909	5,680,575
Rockwell Automation, Inc.	25,590	8,500,230
Vertiv Holdings Co., Class A	69,588	8,935,795

		27,243,912

Ground Transportation - 1.22%
JB Hunt Transport Services, Inc.	30,022	4,311,159
Saia, Inc.A	13,862	3,798,049

		8,109,208

Machinery - 1.34%
RBC Bearings, Inc.A	23,177	8,918,510

Professional Services - 1.71%
Verisk Analytics, Inc.	36,400	11,338,600

Trading Companies & Distributors - 1.61%
Fastenal Co.	201,921	8,480,682
SiteOne Landscape Supply, Inc.A	18,187	2,199,536

		10,680,218

Total Industrials		140,090,362

Information Technology - 25.78%

Electronic Equipment, Instruments & Components - 2.08%
Cognex Corp.	91,794	2,911,706
Coherent Corp.A	68,172	6,081,624
Keysight Technologies, Inc.A	29,557	4,843,210

		13,836,540

IT Services - 1.58%
MongoDB, Inc.A	19,211	4,034,118
Okta, Inc.A	64,532	6,451,264

		10,485,382

Semiconductors & Semiconductor Equipment - 3.48%
Lattice Semiconductor Corp.A	75,600	3,703,644
Marvell Technology, Inc.	85,711	6,634,031
Microchip Technology, Inc.	110,353	7,765,541
Teradyne, Inc.	56,063	5,041,185

		23,144,401

Software - 17.80%
ANSYS, Inc.A	13,407	4,708,807
Autodesk, Inc.A	16,584	5,133,909
Cadence Design Systems, Inc.A	30,909	9,524,608
Crowdstrike Holdings, Inc., Class AA	9,127	4,648,472
CyberArk Software Ltd.A	16,588	6,749,325
Dynatrace, Inc.A	87,712	4,842,580
Fortinet, Inc.A	53,071	5,610,666
Gitlab, Inc., Class AA	86,011	3,879,956
Guidewire Software, Inc.A	55,127	12,979,652
Manhattan Associates, Inc.A	46,619	9,205,854
Monday.com Ltd.A	15,964	5,020,359

See accompanying notes

3

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.99% (continued)

Information Technology - 25.78% (continued)

Software - 17.80% (continued)
Nutanix, Inc., Class AA	82,172	$6,281,228
Palo Alto Networks, Inc.A	23,971	4,905,425
Procore Technologies, Inc.A	33,772	2,310,680
PTC, Inc.A	39,173	6,751,075
Roper Technologies, Inc.	10,456	5,926,879
SailPoint, Inc.A	196,882	4,500,723
Tyler Technologies, Inc.A	18,037	10,693,055
Unity Software, Inc.A	188,895	4,571,259

		118,244,512

Technology Hardware, Storage & Peripherals - 0.84%
Pure Storage, Inc., Class AA	96,673	5,566,431

Total Information Technology		171,277,266

Real Estate - 1.23%

Real Estate Management & Development - 1.23%
CoStar Group, Inc.A	101,841	8,188,017

Utilities - 1.29%

Independent Power & Renewable Electricity Producers - 1.29%
Vistra Corp.	44,177	8,561,944

Total Common Stocks (Cost $530,520,772)		650,975,058

FOREIGN COMMON STOCKS - 1.36% (Cost $4,754,106)

Energy - 1.36%

Energy Equipment & Services - 1.36%
TechnipFMC PLC	263,567	9,077,247

SHORT-TERM INVESTMENTS - 0.79% (Cost $5,226,032)

Investment Companies - 0.79%
American Beacon U.S. Government Money Market Select Fund, 4.27%B C	5,226,032	5,226,032

TOTAL INVESTMENTS - 100.14% (Cost $540,500,910)		665,278,337
LIABILITIES, NET OF OTHER ASSETS - (0.14)%		(946,476)

TOTAL NET ASSETS - 100.00%		$664,331,861

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

See accompanying notes

4

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$650,975,058	$–	$–	$650,975,058
Foreign Common Stocks	9,077,247	–	–	9,077,247
Short-Term Investments	5,226,032	–	–	5,226,032

Total Investments in Securities - Assets	$665,278,337	$–	$–	$665,278,337

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

5

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 92.41%

Communication Services - 2.10%

Media - 2.10%
Magnite, Inc.A B	351,676	$8,482,425

Consumer Discretionary - 12.14%

Broadline Retail - 1.81%
Ollie’s Bargain Outlet Holdings, Inc.A	55,600	7,326,968

Diversified Consumer Services - 1.21%
Bright Horizons Family Solutions, Inc.A	39,629	4,897,748

Hotels, Restaurants & Leisure - 3.41%
First Watch Restaurant Group, Inc.A B	199,097	3,193,516
Sweetgreen, Inc., Class AA B	214,975	3,198,828
Wingstop, Inc.	22,062	7,429,158

		13,821,502

Household Durables - 0.55%
Installed Building Products, Inc.	12,311	2,219,919

Specialty Retail - 5.16%
Academy Sports & Outdoors, Inc.B	108,015	4,840,152
Boot Barn Holdings, Inc.A	38,862	5,907,024
Five Below, Inc.A	44,537	5,842,364
Revolve Group, Inc.A	214,019	4,291,081

		20,880,621

Total Consumer Discretionary		49,146,758

Consumer Staples - 2.61%

Consumer Staples Distribution & Retail - 0.26%
Chefs’ Warehouse, Inc.A	16,432	1,048,526

Food Products - 1.06%
Simply Good Foods Co.A	136,234	4,303,632

Personal Products - 1.29%
BellRing Brands, Inc.A	89,927	5,209,471

Total Consumer Staples		10,561,629

Energy - 3.90%

Energy Equipment & Services - 0.49%
Solaris Energy Infrastructure, Inc.	70,654	1,998,802

Oil, Gas & Consumable Fuels - 3.41%
Antero Resources Corp.A	58,900	2,372,492
Expand Energy Corp.	11,608	1,357,439
Gulfport Energy Corp.A	9,635	1,938,273
Magnolia Oil & Gas Corp., Class A	168,379	3,785,160
Viper Energy, Inc.	113,782	4,338,508

		13,791,872

Total Energy		15,790,674

Financials - 11.54%

Capital Markets - 3.03%
Piper Sandler Cos.	20,984	5,832,293
Virtu Financial, Inc., Class A	143,099	6,409,404

		12,241,697

See accompanying notes

6

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 92.41% (continued)

Financials - 11.54% (continued)

Consumer Finance - 4.33%
Encore Capital Group, Inc.A	114,915	$4,448,360
EZCORP, Inc., Class AA B	424,640	5,894,003
FirstCash Holdings, Inc.	53,222	7,192,421

		17,534,784

Financial Services - 0.71%
Toast, Inc., Class AA	64,905	2,874,642

Insurance - 3.47%
Kinsale Capital Group, Inc.	7,847	3,797,163
Palomar Holdings, Inc.A	45,455	7,011,434
Ryan Specialty Holdings, Inc.	47,822	3,251,418

		14,060,015

Total Financials		46,711,138

Health Care - 15.43%

Biotechnology - 2.99%
Amicus Therapeutics, Inc.A	221,449	1,268,903
Exelixis, Inc.A	136,913	6,034,440
Halozyme Therapeutics, Inc.A	91,985	4,785,060

		12,088,403

Health Care Equipment & Supplies - 2.85%
Globus Medical, Inc., Class AA	44,300	2,614,586
Insulet Corp.A	2,379	747,434
iRhythm Technologies, Inc.A	38,547	5,934,696
Tandem Diabetes Care, Inc.A	120,004	2,236,875

		11,533,591

Health Care Providers & Services - 1.63%
HealthEquity, Inc.A	63,156	6,616,223

Health Care Technology - 1.77%
HealthStream, Inc.	84,281	2,332,055
Schrodinger, Inc.A	180,321	3,628,058
Simulations Plus, Inc.B	69,348	1,210,123

		7,170,236

Life Sciences Tools & Services - 3.93%
Azenta, Inc.A	70,420	2,167,528
Bio-Techne Corp.	47,561	2,447,013
BioLife Solutions, Inc.A	139,588	3,006,726
ICON PLCA	9,827	1,429,337
Medpace Holdings, Inc.A	10,618	3,332,565
OmniAb, Inc.A C D	25,374	0
Repligen Corp.A	28,196	3,507,019

		15,890,188

Pharmaceuticals - 2.26%
Ligand Pharmaceuticals, Inc.A	48,909	5,559,975
Supernus Pharmaceuticals, Inc.A	113,544	3,578,907

		9,138,882

Total Health Care		62,437,523

See accompanying notes

7

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 92.41% (continued)

Industrials - 21.45%

Aerospace & Defense - 8.76%
AeroVironment, Inc.A	32,541	$9,272,558
BWX Technologies, Inc.	30,486	4,391,813
HEICO Corp., Class A	10,407	2,692,811
Karman Holdings, Inc.A	90,869	4,577,072
Kratos Defense & Security Solutions, Inc.A B	171,822	7,981,132
Leonardo DRS, Inc.	141,034	6,555,260

		35,470,646

Air Freight & Logistics - 0.68%
Hub Group, Inc., Class A	82,811	2,768,372

Building Products - 2.49%
AAON, Inc.	42,321	3,121,174
AZEK Co., Inc.A	76,722	4,169,840
Trex Co., Inc.A	50,982	2,772,401

		10,063,415

Commercial Services & Supplies - 2.42%
Montrose Environmental Group, Inc.A B	172,423	3,774,340
VSE Corp.	45,988	6,023,508

		9,797,848

Electrical Equipment - 1.53%
Generac Holdings, Inc.A	11,803	1,690,308
Powell Industries, Inc.B	21,367	4,496,685

		6,186,993

Machinery - 2.61%
Lindsay Corp.	24,268	3,500,659
RBC Bearings, Inc.A	18,345	7,059,156

		10,559,815

Professional Services - 0.75%
Maximus, Inc.	43,455	3,050,541

Trading Companies & Distributors - 2.21%
SiteOne Landscape Supply, Inc.A	28,895	3,494,561
Titan Machinery, Inc.A B	99,979	1,980,584
Xometry, Inc., Class AA	102,042	3,447,999

		8,923,144

Total Industrials		86,820,774

Information Technology - 22.22%

Communications Equipment - 0.96%
Ciena Corp.A	47,928	3,897,984

Electronic Equipment, Instruments & Components - 2.19%
Cognex Corp.	53,335	1,691,786
nLight, Inc.A	270,813	5,329,600
PAR Technology Corp.A B	26,650	1,848,711

		8,870,097

Semiconductors & Semiconductor Equipment - 5.50%
Ambarella, Inc.A	35,684	2,357,464
Credo Technology Group Holding Ltd.A	6,512	602,946
Impinj, Inc.A	9,268	1,029,397
Lattice Semiconductor Corp.A	46,612	2,283,522

See accompanying notes

8

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 92.41% (continued)

Information Technology - 22.22% (continued)

Semiconductors & Semiconductor Equipment - 5.50% (continued)
MACOM Technology Solutions Holdings, Inc.A	36,039	$5,164,028
Onto Innovation, Inc.A	12,371	1,248,605
Power Integrations, Inc.	53,674	3,000,377
Rambus, Inc.A	51,124	3,272,958
Silicon Laboratories, Inc.A	22,567	3,325,473

		22,284,770

Software - 12.92%
Agilysys, Inc.A	33,171	3,802,723
Braze, Inc., Class AA	94,218	2,647,526
Clearwater Analytics Holdings, Inc., Class AA	162,715	3,568,340
CyberArk Software Ltd.A	16,773	6,824,598
Guidewire Software, Inc.A	21,655	5,098,670
Intapp, Inc.A	32,641	1,684,928
Manhattan Associates, Inc.A	22,510	4,445,050
PROS Holdings, Inc.A	112,790	1,766,291
Rubrik, Inc., Class AA	59,623	5,341,625
SentinelOne, Inc., Class AA	132,345	2,419,267
SPS Commerce, Inc.A	27,260	3,709,813
Tenable Holdings, Inc.A	82,517	2,787,424
Varonis Systems, Inc.A	120,283	6,104,362
Zeta Global Holdings Corp., Class AA	134,683	2,086,240

		52,286,857

Technology Hardware, Storage & Peripherals - 0.65%
Pure Storage, Inc., Class AA	45,472	2,618,278

Total Information Technology		89,957,986

Materials - 1.02%

Chemicals - 1.02%
Balchem Corp.	26,065	4,149,548

Total Common Stocks (Cost $251,265,945)		374,058,455

FOREIGN COMMON STOCKS - 5.34%

Consumer Discretionary - 1.01%

Broadline Retail - 0.51%
Global-e Online Ltd.A	61,082	2,048,690

Hotels, Restaurants & Leisure - 0.50%
Genius Sports Ltd.A	195,262	2,030,725

Total Consumer Discretionary		4,079,415

Energy - 1.31%

Energy Equipment & Services - 1.31%
TechnipFMC PLC	153,563	5,288,710

Industrials - 0.87%

Machinery - 0.87%
Kornit Digital Ltd.A	177,186	3,527,773

Information Technology - 2.15%

Electronic Equipment, Instruments & Components - 0.87%
FabrinetA	11,935	3,517,006

See accompanying notes

9

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 5.34% (continued)

Information Technology - 2.15% (continued)

Software - 1.28%
Descartes Systems Group, Inc.A B	51,002	$5,184,098

Total Information Technology		8,701,104

Total Foreign Common Stocks (Cost $17,394,981)		21,597,002

SHORT-TERM INVESTMENTS - 2.50% (Cost $10,138,230)

Investment Companies - 2.50%
American Beacon U.S. Government Money Market Select Fund, 4.27%E F	10,138,230	10,138,230

TOTAL INVESTMENTS - 100.25% (Cost $278,799,156)		405,793,687
LIABILITIES, NET OF OTHER ASSETS - (0.25)%		(1,019,066)

TOTAL NET ASSETS - 100.00%		$404,774,621

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at June 30, 2025 (Note 8).

C Value was determined using significant unobservable inputs.

D Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$374,058,455	$-	$0	(1)	$374,058,455
Foreign Common Stocks	21,597,002	-	-		21,597,002
Short-Term Investments	10,138,230	-	-		10,138,230

Total Investments in Securities - Assets	$405,793,687	$-	$0	(1)	$405,793,687

(1) Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

10

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$660,052,305	$395,655,457
Investments in affiliated securities, at fair value‡	5,226,032	10,138,230
Dividends and interest receivable	7,174	54,941
Receivable for fund shares sold	503,853	1,085,680
Receivable for expense reimbursement (Note 2)	12,482	22,293
Prepaid expenses	62,215	52,429

Total assets	665,864,061	407,009,030

Liabilities:
Payable for investments purchased	-	1,550,339
Payable for fund shares redeemed	1,014,929	307,201
Management and sub-advisory fees payable (Note 2)	416,040	290,939
Service fees payable (Note 2)	12,090	11,537
Transfer agent fees payable (Note 2)	19,285	12,667
Custody and fund accounting fees payable	13,452	13,223
Professional fees payable	28,310	28,215
Payable for prospectus and shareholder reports	27,157	17,793
Other liabilities	937	2,495

Total liabilities	1,532,200	2,234,409

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$664,331,861	$404,774,621

Analysis of net assets:
Paid-in-capital	$383,797,561	$253,781,911
Total distributable earnings (deficits)A	280,534,300	150,992,710

Net assets	$664,331,861	$404,774,621

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	9,653,454	14,712,643

Y Class	3,725,447	3,850,522

Investor Class	1,049,012	2,869,215

A Class	195,273	494,558

C Class	48,094	68,503

R6 Class	1,451,462	5,121,267

Net assets:
R5 Class	$405,841,607	$225,904,310

Y Class	$154,641,320	$57,933,682

Investor Class	$34,908,476	$35,472,073

A Class	$6,449,340	$5,958,274

C Class	$1,387,736	$637,242

R6 Class	$61,103,382	$78,869,040

Net asset value, offering and redemption price per share:
R5 Class	$42.04	$15.35

Y Class	$41.51	$15.05

Investor Class	$33.28	$12.36

A Class	$33.03	$12.05

A Class (offering price)	$35.05	$12.79

C Class	$28.85	$9.30

R6 Class	$42.10	$15.40

† Cost of investments in unaffiliated securities	$535,274,878	$268,660,926
‡ Cost of investments in affiliated securities	$5,226,032	$10,138,230
§ Fair value of securities on loan	$-	$38,051,862

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2025 (Unaudited)

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities	$1,525,185	$695,274
Dividend income from affiliated securities (Note 2)	334,869	175,016
Income derived from securities lending (Note 8)	1,897	15,584

Total investment income	1,861,951	885,874

Expenses:
Management and sub-advisory fees (Note 2)	3,013,952	1,647,991
Transfer agent fees (Note 2):
R5 Class	40,612	31,784
Y Class	50,869	19,078
Investor Class	1,412	1,569
A Class	228	223
C Class	85	50
R6 Class	1,235	1,186
Custody and fund accounting fees	57,121	36,856
Professional fees	51,227	36,547
Registration fees and expenses	55,142	52,278
Service fees (Note 2):
Investor Class	47,545	52,709
A Class	6,389	5,546
C Class	600	343
Distribution fees (Note 2):
A Class	7,393	6,087
C Class	7,929	3,279
Prospectus and shareholder report expenses	25,914	13,661
Trustee fees (Note 2)	37,321	16,979
Loan interest expense (Note 2)	25,676	-
Line of credit interest expense (Note 9)	3,222	1,434
Other expenses	72,202	26,020

Total expenses	3,506,074	1,953,620

Net fees waived and expenses (reimbursed) (Note 2)	(38,277)	(131,355)

Net expenses	3,467,797	1,822,265

Net investment (loss)	(1,605,846)	(936,391)

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	146,470,346	14,948,127
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(93,596,863)	(435,161)

Net gain from investments	52,873,483	14,512,966

Net increase in net assets resulting from operations.	$51,267,637	$13,576,575

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(1,605,846)	$(2,172,919)	$(936,391)	$(1,644,436)
Net realized gain from investments in unaffiliated securities	146,470,346	43,767,524	14,948,127	45,759,565
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(93,596,863)	51,931,722	(435,161)	5,349,793

Net increase in net assets resulting from operations	51,267,637	93,526,327	13,576,575	49,464,922

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(25,125,555)	-	(13,995,053)
Y Class	-	(2,272,657)	-	(2,896,475)
Investor Class	-	(1,362,282)	-	(2,780,546)
A Class	-	(285,019)	-	(380,537)
C Class	-	(106,525)	-	(80,873)
R6 Class	-	(1,335,784)	-	(3,583,475)

Net distributions to shareholders	-	(30,487,822)	-	(23,716,959)

Capital share transactions (Note 10):
Proceeds from sales of shares	173,011,381	168,368,231	73,361,925	116,661,438
Reinvestment of dividends and distributions	-	17,173,362	-	22,675,703
Cost of shares redeemed	(360,102,612)	(127,846,633)	(46,546,058)	(117,679,450)

Net increase (decrease) in net assets from capital share transactions	(187,091,231)	57,694,960	26,815,867	21,657,691

Net increase (decrease) in net assets	(135,823,594)	120,733,465	40,392,442	47,405,654

Net assets:
Beginning of period	800,155,455	679,421,990	364,382,179	316,976,525

End of period	$664,331,861	$800,155,455	$404,774,621	$364,382,179

See accompanying notes

13

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Stephens Mid-Cap Growth

All assets	0.45%

16

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Stephens Small Cap Growth

First $200 million	0.65%
Over $200 million	0.55%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2025 were as follows:

Stephens Mid-Cap Growth

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,318,722
Sub-Advisory Fees	0.45%	1,695,230

Total	0.80%	$3,013,952

Stephens Small Cap Growth

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$622,760
Sub-Advisory Fees	0.58%	1,025,231

Total	0.93%	$1,647,991

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2025, the Manager received securities lending fees of $241 and $1,978 for the securities lending activities of the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

17

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$76,668
Stephens Small Cap Growth	45,388

As of June 30, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$14,788
Stephens Small Cap Growth	10,209

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	Stephens Mid-Cap Growth	$5,226,032	$-	$-	$334,869	$5,226,032
U.S. Government Money Market Select	Direct	Stephens Small Cap Growth	10,138,230	-	-	175,016	10,138,230

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Stephens Mid-Cap Growth	$8,039	$–	$8,039
Stephens Small Cap Growth	4,195	6	4,201

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may

18

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2025, the Stephens Mid-Cap Growth Fund borrowed on average $11,784,885 for 15 days at an average interest rate of 5.14% with interest charges of $25,676. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the period ended June 30, 2025 the Stephens Small Cap Growth Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2025 – 4/30/2025	5/1/2025 - 06/30/2025	Reimbursed Expenses	(Recouped) Expenses
Stephens Mid-Cap Growth	R5	0.89%	0.89%	$13,977	$(22,632	)*	2028
Stephens Mid-Cap Growth	Y	0.95%	0.95%	11,572	(721	)*	2028
Stephens Mid-Cap Growth	Investor	1.15%	1.15%	7,215	–		2028
Stephens Mid-Cap Growth	A	1.20%	1.20%	4,328	–		2028
Stephens Mid-Cap Growth	C	1.94%	1.94%	169	(19	)*	2028
Stephens Mid-Cap Growth	R6	0.88%	0.88%	1,016	(1,468	)*	2028
Stephens Small Cap Growth	R5	0.99%	0.99%	74,737	(1,695	)*	2028
Stephens Small Cap Growth	Y	1.05%	1.05%	14,653	–		2028
Stephens Small Cap Growth	Investor	1.27%	1.27%	13,482	–		2028
Stephens Small Cap Growth	A	1.28%	1.28%	5,752	–		2028
Stephens Small Cap Growth	C	2.06%	2.06%	283	–		2028
Stephens Small Cap Growth	R6	0.96%	0.96%	22,448	–		2028

*	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $12,482 and $22,293 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2025 for the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

19

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$23,377	$36,453	$6,731	2025
Stephens Mid-Cap Growth	1,090	61,395	-	2026
Stephens Mid-Cap Growth	373	59,620	-	2027
Stephens Small Cap Growth	1,695	178,307	111,679	2025
Stephens Small Cap Growth	-	288,569	-	2026
Stephens Small Cap Growth	-	312,331	-	2027

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2025, based on management’s evaluation of the shareholder account base, one account has been identified as representing an affiliated significant ownership of approximately 36% for the Stephens Mid-Cap Growth Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2025, RID collected $91 and $690 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2025, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2025, CDSC fees of $148 were collected for the C Class Shares of the Stephens Mid-Cap Growth Fund. There were no CDSC fees collected for the C Class Shares of the Stephens Small Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board

20

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

21

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and

23

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

24

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests

25

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time. Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Funds’ ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of a Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity.

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of June 30, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$541,738,627	$158,868,443	$(35,328,733)	$123,539,710
Stephens Small Cap Growth	282,737,815	139,772,035	(16,716,163)	123,055,872

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2024, the Funds did not have any capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$200,471,219	$378,031,767
Stephens Small Cap Growth	83,716,423	61,380,285

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2025 were as follows:

Fund	Type of Transaction	December 31, 2024 Shares/Fair Value		Purchases		Sales	June 30, 2025 Shares/Fair Value
Stephens Mid-Cap Growth	Direct	$16,210,936	$	174,833,400	$	185,818,304	$5,226,032
Stephens Small Cap Growth	Direct	6,060,205		65,256,737		61,178,712	10,138,230
Stephens Small Cap Growth	Securities Lending	-		408,627		408,627	-

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Small Cap Growth	$38,051,862	$-	$37,769,793	$37,769,793

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2025, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,445,269	$54,481,048	3,831,638	$143,684,617
Reinvestment of dividends	–	–	309,838	12,071,309
Shares redeemed	(9,192,574)	(339,753,460)	(2,952,921)	(110,852,386)

Net increase (decrease) in shares outstanding	(7,747,305)	$(285,272,412)	1,188,555	$44,903,540

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,356,508	$85,544,919	362,374	$13,399,668
Reinvestment of dividends	–	–	55,399	2,131,195
Shares redeemed	(211,993)	(7,941,512)	(125,706)	(4,673,152)

Net increase in shares outstanding	2,144,515	$77,603,407	292,067	$10,857,711

30

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	160,100	$4,721,030	71,951	$2,148,376
Reinvestment of dividends	–	–	40,300	1,244,451
Shares redeemed	(72,681)	(2,191,934)	(151,249)	(4,570,912)

Net increase (decrease) in shares outstanding	87,419	$2,529,096	(38,998)	$(1,178,085)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,817	$118,160	19,161	$574,122
Reinvestment of dividends	–	–	9,269	284,098
Shares redeemed	(7,514)	(229,892)	(50,747)	(1,530,239)

Net (decrease) in shares outstanding	(3,697)	$(111,732)	(22,317)	$(672,019)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	563	$15,425	10,713	$285,910
Reinvestment of dividends	–	–	3,963	106,525
Shares redeemed	(31,194)	(778,343)	(23,281)	(614,601)

Net (decrease) in shares outstanding	(30,631)	$(762,918)	(8,605)	$(222,166)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	747,366	$28,130,799	220,583	$8,275,538
Reinvestment of dividends	–	–	34,242	1,335,784
Shares redeemed	(237,702)	(9,207,471)	(149,808)	(5,605,343)

Net increase in shares outstanding	509,664	$18,923,328	105,017	$4,005,979

	R5 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,656,585	$23,523,693	3,818,279	$56,370,620
Reinvestment of dividends	–	–	862,831	12,976,977
Shares redeemed	(1,745,682)	(25,078,286)	(4,098,862)	(58,582,990)

Net increase (decrease) in shares outstanding	(89,097)	$(1,554,593)	582,248	$10,764,607

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,489,038	$20,716,509	1,399,723	$21,168,252
Reinvestment of dividends	–	–	195,359	2,879,601
Shares redeemed	(693,202)	(9,870,273)	(667,259)	(9,744,610)

Net increase in shares outstanding	795,836	$10,846,236	927,823	$14,303,243

31

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025 (Unaudited)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	95,546	$1,107,267	298,839	$3,586,746
Reinvestment of dividends	–	–	228,740	2,774,610
Shares redeemed	(234,445)	(2,766,853)	(597,243)	(7,376,103)

Net (decrease) in shares outstanding	(138,899)	$(1,659,586)	(69,664)	$(1,014,747)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	129,067	$1,431,276	4,188	$50,020
Reinvestment of dividends	–	–	32,163	380,167
Shares redeemed	(41,847)	(485,507)	(146,431)	(1,741,212)

Net increase (decrease) in shares outstanding	87,220	$945,769	(110,080)	$(1,311,025)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	13,219	$98,495	14,069	$139,110
Reinvestment of dividends	–	–	8,829	80,873
Shares redeemed	(34,795)	(305,975)	(9,783)	(93,489)

Net increase (decrease) in shares outstanding	(21,576)	$(207,480)	13,115	$126,494

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,834,418	$26,484,685	2,548,037	$35,346,690
Reinvestment of dividends	–	–	237,631	3,583,475
Shares redeemed	(548,124)	(8,039,164)	(2,715,221)	(40,141,046)

Net increase (decrease) in shares outstanding	1,286,294	$18,445,521	70,447	$(1,210,881)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

32

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$38.33		$35.08	$27.94		$39.90	$37.67	$27.17

Income (loss) from investment operations:
Net investment (loss)	(0.08	)B	(0.06)	(0.08	)B	(0.13)	(0.14)	(0.07)
Net gains (losses) on investments (both realized and unrealized)	3.79		4.79	7.22		(11.06)	4.80	11.02

Total income (loss) from investment operations	3.71		4.73	7.14		(11.19)	4.66	10.95

Less distributions:
Distributions from net realized gains	-		(1.48)	-		(0.77)	(2.43)	(0.45)

Total distributions	-		(1.48)	-		(0.77)	(2.43)	(0.45)

Net asset value, end of period	$42.04		$38.33	$35.08		$27.94	$39.90	$37.67

Total returnC	9.68	%D	13.41%	25.55%		(28.04)%	12.46%	40.30%

Ratios and supplemental data:
Net assets, end of period	$405,841,607		$666,887,131	$568,803,340		$384,632,608	$611,720,453	$476,150,642
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.90	%E	0.89%	0.90%		0.90%	0.90%	0.91%
Expenses, net of reimbursements and/or recoupments	0.90	%E F	0.89%	0.89%		0.89%	0.89%	0.89	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.40	)%E	(0.27)%	(0.26)%		(0.24)%	(0.54)%	(0.52)%
Net investment (loss), net of reimbursements and/or recoupments	(0.40	)%E	(0.27)%	(0.25)%		(0.23)%	(0.53)%	(0.50)%
Portfolio turnover rate	27	%D	24%	16%		20%	28%	22%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

33

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023	2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$37.85		$34.69		$27.64	$39.51	$37.34	$26.95

Income (loss) from investment operations:
Net investment (loss)	(0.09	)A	(0.12	)A	(0.18)	(0.34)	(0.20)	(0.04)
Net gains (losses) on investments (both realized and unrealized)	3.75		4.76		7.23	(10.76)	4.80	10.88

Total income (loss) from investment operations	3.66		4.64		7.05	(11.10)	4.60	10.84

Less distributions:
Distributions from net realized gains	-		(1.48)		-	(0.77)	(2.43)	(0.45)

Total distributions	-		(1.48)		-	(0.77)	(2.43)	(0.45)

Net asset value, end of period	$41.51		$37.85		$34.69	$27.64	$39.51	$37.34

Total returnB	9.67	%C	13.30%		25.51%	(28.09)%	12.41%	40.22%

Ratios and supplemental data:
Net assets, end of period	$154,641,320		$59,837,617		$44,706,237	$38,984,552	$82,970,930	$69,132,838
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98	%D	0.98%		0.99%	0.98%	0.97%	1.00%
Expenses, net of reimbursements and/or recoupments	0.96	%D E	0.95%		0.95%	0.95%	0.95%	0.96	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.50	)%D	(0.36)%		(0.36)%	(0.32)%	(0.64)%	(0.61)%
Net investment (loss), net of reimbursements and/or recoupments	(0.48	)%D	(0.33)%		(0.32)%	(0.29)%	(0.62)%	(0.57)%
Portfolio turnover rate	27	%C	24%		16%	20%	28%	22%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

34

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$30.37		$28.15	$22.48		$32.42		$31.09	$22.56

Income (loss) from investment operations:
Net investment (loss)	(0.10	)A	(0.24)	(0.32)		(0.13	)A	(0.41)	(0.61)
Net gains (losses) on investments (both realized and unrealized)	3.01		3.94	5.99		(9.04)		4.17	9.59

Total income (loss) from investment operations	2.91		3.70	5.67		(9.17)		3.76	8.98

Less distributions:
Distributions from net realized gains	-		(1.48)	-		(0.77)		(2.43)	(0.45)

Total distributions	-		(1.48)	-		(0.77)		(2.43)	(0.45)

Net asset value, end of period	$33.28		$30.37	$28.15		$22.48		$32.42	$31.09

Total returnB	9.58	%C	13.05%	25.22%		(28.28)%		12.20%	39.80%

Ratios and supplemental data:
Net assets, end of period	$34,908,476		$29,208,326	$28,162,111		$24,969,273		$16,964,278	$17,203,402
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%D	1.21%	1.22%		1.23%		1.14%	1.23%
Expenses, net of reimbursements and/or recoupments	1.16	%D E	1.15%	1.18	%F	1.23%		1.14%	1.23	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.71	)%D	(0.59)%	(0.58)%		(0.54)%		(0.79)%	(0.85)%
Net investment (loss), net of reimbursements and/or recoupments	(0.66	)%D	(0.53)%	(0.54)%		(0.54)%		(0.79)%	(0.85)%
Portfolio turnover rate	27	%C	24%	16%		20%		28%	22%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

35

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$30.15		$27.96	$22.34		$32.22	$30.92	$22.43

Income (loss) from investment operations:								–
Net investment (loss)	(0.10	)A	(0.73)	(0.42)		(0.04)	(0.80)	(0.49)
Net gains (losses) on investments (both realized and unrealized)	2.98		4.40	6.04		(9.07)	4.53	9.43

Total income (loss) from investment operations	2.88		3.67	5.62		(9.11)	3.73	8.94

Less distributions:
Distributions from net realized gains	-		(1.48)	-		(0.77)	(2.43)	(0.45)

Total distributions	-		(1.48)	-		(0.77)	(2.43)	(0.45)

Net asset value, end of period	$33.03		$30.15	$27.96		$22.34	$32.22	$30.92

Total returnB	9.55	%C	13.03%	25.16%		(28.27)%	12.17%	39.85%

Ratios and supplemental data:
Net assets, end of period	$6,449,340		$5,999,749	$6,187,739		$5,243,837	$7,400,729	$8,166,847
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35	%D	1.38%	1.40%		1.22%	1.14%	1.24%
Expenses, net of reimbursements and/or recoupments	1.21	%D E	1.20%	1.21	%F	1.22%	1.13%	1.23	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.84	)%D	(0.76)%	(0.76)%		(0.55)%	(0.75)%	(0.86)%
Net investment (loss), net of reimbursements and/or recoupments	(0.70	)%D	(0.58)%	(0.57)%		(0.55)%	(0.74)%	(0.85)%
Portfolio turnover rate	27	%C	24%	16%		20%	28%	22%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

36

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$26.44		$24.86	$20.01	$29.19	$28.44	$20.81

Income (loss) from investment operations:
Net investment (loss)	(0.19	)A	(0.80)	(0.28)	(0.83)	(0.63)	(0.94)
Net gains (losses) on investments (both realized and unrealized)	2.60		3.86	5.13	(7.58)	3.81	9.02

Total income (loss) from investment operations	2.41		3.06	4.85	(8.41)	3.18	8.08

Less distributions:
Distributions from net realized gains	-		(1.48)	-	(0.77)	(2.43)	(0.45)

Total distributions	-		(1.48)	-	(0.77)	(2.43)	(0.45)

Net asset value, end of period	$28.85		$26.44	$24.86	$20.01	$29.19	$28.44

Total returnB	9.12	%C	12.20%	24.24%	(28.80)%	11.29%	38.82%

Ratios and supplemental data:
Net assets, end of period	$1,387,736		$2,081,631	$2,171,329	$1,740,775	$2,977,572	$3,107,948
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.97	%D	1.95%	1.97%	1.97%	1.98%	1.96%
Expenses, net of reimbursements and/or recoupments	1.95	%D E	1.94%	1.94%	1.94%	1.94%	1.94	%F
Net investment (loss), before expense reimbursements and/or recoupments	(1.46	)%D	(1.33)%	(1.34)%	(1.31)%	(1.65)%	(1.57)%
Net investment (loss), net of reimbursements and/or recoupments	(1.44	)%D	(1.32)%	(1.31)%	(1.28)%	(1.61)%	(1.55)%
Portfolio turnover rate	27	%C	24%	16%	20%	28%	22%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

37

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$38.37		$35.12	$27.97		$39.94	$37.70	$27.18

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(0.03)	(0.10	)A	(0.23)	(0.14)	(0.06)
Net gains (losses) on investments (both realized and unrealized)	3.80		4.76	7.25		(10.97)	4.81	11.03

Total income (loss) from investment operations	3.73		4.73	7.15		(11.20)	4.67	10.97

Less distributions:
Distributions from net realized gains	-		(1.48)	-		(0.77)	(2.43)	(0.45)

Total distributions	-		(1.48)	-		(0.77)	(2.43)	(0.45)

Net asset value, end of period	$42.10		$38.37	$35.12		$27.97	$39.94	$37.70

Total returnB	9.72	%C	13.39%	25.56%		(28.04)%	12.47%	40.36%

Ratios and supplemental data:
Net assets, end of period	$61,103,382		$36,141,001	$29,391,234		$24,219,148	$55,701,734	$37,373,802
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89	%D	0.88%	0.89%		0.89%	0.88%	0.90%
Expenses, net of reimbursements and/or recoupments	0.89	%D E	0.88%	0.88%		0.89%	0.87%	0.84	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.39	)%D	(0.26)%	(0.26)%		(0.26)%	(0.50)%	(0.49)%
Net investment (loss), net of reimbursements and/or recoupments	(0.39	)%D	(0.26)%	(0.25)%		(0.26)%	(0.49)%	(0.43)%
Portfolio turnover rate	27	%C	24%	16%		20%	28%	22%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

38

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023	2022		2021		2020

	(unaudited)

Net asset value, beginning of period	$14.91		$13.74		$11.64	$18.31		$19.27		$15.40

Income (loss) from investment operations:
Net investment (loss)	(0.04	)B	(0.07	)B	(0.09)	(0.17	)C	(0.17	)B	(0.31	)D
Net gains (losses) on investments (both realized and unrealized)	0.48		2.23		2.36	(5.06)		2.89		6.11

Total income (loss) from investment operations	0.44		2.16		2.27	(5.23)		2.72		5.80

Less distributions:
Distributions from net realized gains	-		(0.99)		(0.17)	(1.44)		(3.68)		(1.93)

Total distributions	-		(0.99)		(0.17)	(1.44)		(3.68)		(1.93)

Net asset value, end of period	$15.35		$14.91		$13.74	$11.64		$18.31		$19.27

Total returnE	2.95	%F	15.69%		19.51%	(28.50)%		14.34%		37.56%

Ratios and supplemental data:
Net assets, end of period	$225,904,310		$220,665,620		$195,356,581	$167,776,189		$280,613,603		$261,976,294
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%G	1.08%		1.09%	1.08%		1.04%		1.05%
Expenses, net of reimbursements and/or recoupments	0.99	%G	0.99%		0.99%	0.99%		0.99%		0.99	%H
Net investment (loss), before expense reimbursements and/or recoupments	(0.56	)%G	(0.54)%		(0.61)%	(0.70	)%C	(0.86)%		(0.82	)%D
Net investment (loss), net of reimbursements and/or recoupments	(0.49	)%G	(0.45)%		(0.51)%	(0.61	)%C	(0.81)%		(0.76	)%D
Portfolio turnover rate	17	%F	37%		15%	27%		28%		18%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0132.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0083.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

39

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023	2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$14.61		$13.49		$11.44	$18.04		$19.05	$15.24

Income (loss) from investment operations:
Net investment (loss)	(0.04	)A	(0.07	)A	(0.24)	(0.96	)B	(0.13)	(0.56	)C
Net gains (losses) on investments (both realized and unrealized)	0.48		2.18		2.46	(4.20)		2.80	6.30

Total income (loss) from investment operations	0.44		2.11		2.22	(5.16)		2.67	5.74

Less distributions:
Distributions from net realized gains	-		(0.99)		(0.17)	(1.44)		(3.68)	(1.93)

Total distributions	-		(0.99)		(0.17)	(1.44)		(3.68)	(1.93)

Net asset value, end of period	$15.05		$14.61		$13.49	$11.44		$18.04	$19.05

Total returnD	3.01	%E	15.61%		19.42%	(28.54)%		14.23%	37.56%

Ratios and supplemental data:
Net assets, end of period	$57,933,682		$44,637,961		$28,695,634	$25,622,348		$55,841,696	$58,341,053
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%F	1.13%		1.13%	1.13%		1.10%	1.12%
Expenses, net of reimbursements and/or recoupments	1.05	%F	1.05%		1.05%	1.05%		1.05%	1.06	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.62	)%F	(0.59)%		(0.65)%	(0.75	)%B	(0.88)%	(0.89	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.55	)%F	(0.51)%		(0.57)%	(0.67	)%B	(0.83)%	(0.83	)%C
Portfolio turnover rate	17	%E	37%		15%	27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0152.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0081.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

40

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2025			Year Ended December 31,

				2024	2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$12.02			$11.27	$9.60		$15.51		$16.88	$13.70

Income (loss) from investment operations:
Net investment (loss)	(0.04	)A		(0.16)	(0.09	)A	(4.03	)B	(0.04)	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	0.38			1.90	1.93		(0.44)		2.35	5.25

Total income (loss) from investment operations	0.34			1.74	1.84		(4.47)		2.31	5.11

Less distributions:
Distributions from net realized gains	-			(0.99)	(0.17)		(1.44)		(3.68)	(1.93)

Total distributions	-			(0.99)	(0.17)		(1.44)		(3.68)	(1.93)

Net asset value, end of period	$12.36			$12.02	$11.27		$9.60		$15.51	$16.88

Total returnD	2.83	%E		15.40%	19.18%		(28.74)%		13.93%	37.18%

Ratios and supplemental data:
Net assets, end of period	$35,472,073			$36,158,013	$34,697,255		$14,745,379		$78,747,464	$78,610,201
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35	%F		1.41%	1.32%		1.35%		1.35%	1.39%
Expenses, net of reimbursements and/or recoupments	1.27	%F		1.27%	1.28%		1.30%		1.30%	1.31	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.85	)%F		(0.87)%	(0.87)%		(1.00	)%B	(1.13)%	(1.15	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.77	)%F		(0.73)%	(0.83)%		(0.95	)%B	(1.08)%	(1.07)%
Portfolio turnover rate	17%		E	37%	15%		27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0146.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0074.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

41

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022		2021		2020

	(unaudited)

Net asset value, beginning of period	$11.71		$11.01	$9.38	$15.20		$16.60		$13.49

Income (loss) from investment operations:
Net investment (loss)	(0.04	)A	(0.67)	(1.72)	(0.10	)A B	(0.19	)A	(0.15	)A C
Net gains (losses) on investments (both realized and unrealized)	0.38		2.36	3.52	(4.28)		2.47		5.19

Total income (loss) from investment operations	0.34		1.69	1.80	(4.38)		2.28		5.04

Less distributions:
Distributions from net realized gains	-		(0.99)	(0.17)	(1.44)		(3.68)		(1.93)

Total distributions	-		(0.99)	(0.17)	(1.44)		(3.68)		(1.93)

Net asset value, end of period	$12.05		$11.71	$11.01	$9.38		$15.20		$16.60

Total returnD	2.90	%E	15.31%	19.20%	(28.74)%		13.99%		37.25%

Ratios and supplemental data:
Net assets, end of period	$5,958,274		$4,771,737	$5,696,802	$22,160,000		$7,203,359		$6,575,393
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.52	%F	1.56%	1.48%	1.43%		1.38%		1.35%
Expenses, net of reimbursements and/or recoupments	1.28	%F	1.28%	1.28%	1.28%		1.28%		1.28	%G
Net investment (loss), before expense reimbursements and/or recoupments	(1.01	)%F	(1.02)%	(0.98)%	(1.03	)%B	(1.18)%		(1.11	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.77	)%F	(0.74)%	(0.78)%	(0.88	)%B	(1.08)%		(1.04	)%C
Portfolio turnover rate	17	%E	37%	15%	27%		28%		18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0115.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0078.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

42

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023		2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$9.08		$8.79		$7.58		$12.91		$14.63	$12.15

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(0.14	)A	(0.13	)A	(1.65	)B	(0.53)	(1.69	)C
Net gains (losses) on investments (both realized and unrealized)	0.29		1.42		1.51		(2.24)		2.49	6.10

Total income (loss) from investment operations	0.22		1.28		1.38		(3.89)		1.96	4.41

Less distributions:
Distributions from net realized gains	-		(0.99)		(0.17)		(1.44)		(3.68)	(1.93)

Total distributions	-		(0.99)		(0.17)		(1.44)		(3.68)	(1.93)

Net asset value, end of period	$9.30		$9.08		$8.79		$7.58		$12.91	$14.63

Total returnD	2.42	%E	14.51%		18.22%		(30.04)%		12.91%	36.16%

Ratios and supplemental data:
Net assets, end of period	$637,242		$817,857		$676,861		$262,215		$566,124	$675,112
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.15	%F	2.14%		2.16%		2.17%		2.24%	2.15%
Expenses, net of reimbursements and/or recoupments	2.06	%F	2.06%		2.06%		2.06%		2.06%	2.06	%G
Net investment (loss), before expense reimbursements and/or recoupments	(1.66	)%F	(1.60)%		(1.68)%		(1.79	)%B	(2.04)%	(1.93	)%C
Net investment (loss), net of reimbursements and/or recoupments	(1.57	)%F	(1.52)%		(1.58)%		(1.68	)%B	(1.86)%	(1.84	)%C
Portfolio turnover rate	17	%E	37%		15%		27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0104.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0063.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

43

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2025		Year Ended December 31,

			2024	2023	2022		2021	2020

	(unaudited)

Net asset value, beginning of period	$14.95		$13.77	$11.67	$18.34		$19.30	$15.40

Income (loss) from investment operations:
Net investment (loss)	(0.03	)A	(0.07)	(0.04)	(0.08	)A B	(0.11)	(0.08	)C
Net gains (losses) on investments (both realized and unrealized)	0.48		2.24	2.31	(5.15)		2.83	5.91

Total income (loss) from investment operations	0.45		2.17	2.27	(5.23)		2.72	5.83

Less distributions:
Distributions from net realized gains	-		(0.99)	(0.17)	(1.44)		(3.68)	(1.93)

Total distributions	-		(0.99)	(0.17)	(1.44)		(3.68)	(1.93)

Net asset value, end of period	$15.40		$14.95	$13.77	$11.67		$18.34	$19.30

Total returnD	3.01	%E	15.73%	19.46%	(28.45)%		14.30%	37.76%

Ratios and supplemental data:
Net assets, end of period	$78,869,040		$57,330,991	$51,853,392	$38,307,599		$21,521,147	$17,036,408
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04	%F	1.04%	1.05%	1.04%		1.01%	1.02%
Expenses, net of reimbursements and/or recoupments	0.96	%F	0.96%	0.96%	0.96%		0.96%	0.95	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.54	)%F	(0.48)%	(0.57)%	(0.63	)%B	(0.80)%	(0.76	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.46	)%F	(0.40)%	(0.48)%	(0.55	)%B	(0.75)%	(0.69	)%C
Portfolio turnover rate	17	%E	37%	15%	27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0141.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0084.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

44

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 06/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon AHL Managed Futures Strategy Fund (“Managed Futures Fund”), the American Beacon AHL TargetRisk Fund (“TargetRisk Fund”) and the American Beacon AHL Multi-Alternatives Fund (“Multi-Alternatives Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the Investment Advisory Agreement among the Manager, AHL Partners LLP (the “sub-advisor”), and the Trust (the “Investment Advisory Agreement”), on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of each Fund and the sub-advisor for the Funds; (3) the profits, if any, earned by the Manager, in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the

2

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Managed Futures Fund’s and TargetRisk Fund’s long-term performance, and the Multi-Alternatives Fund’s performance since its inception on August 17, 2023; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index(es), as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universes selected by Broadridge may not provide appropriate comparisons for a Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to its benchmark index for the strategy and, for the TargetRisk Fund, relative to the performance of a comparable investment account managed by the sub-advisor. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before the payment of distribution-related expenses with respect to the Managed Futures Fund and Target Risk Fund and sustaining a loss with respect to the Multi-Alternatives Fund, and the Manager earning a profit with respect to the Managed Futures Fund after the payment of distribution-related expenses and sustaining a loss with respect to the TargetRisk Fund and Multi-Alternatives Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for all shares classes of the Multi-Alternatives Fund and for certain share classes of the TargetRisk Fund, the Manager is waiving fees and/or reimbursing expenses.

3

Renewal and Approval of Management Agreement and Investment Advisory Agreement

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that with respect to the Managed Futures Fund and the Multi-Alternatives Fund, the sub-advisor does not manage any comparable client accounts and therefore did not provide fee schedules for comparable investment accounts, and with respect to the TargetRisk Fund, the sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to the TargetRisk Fund and Multi-Alternatives Fund, the Manager has negotiated breakpoints for the sub-advisory fee rates. The Board also considered that the current assets of the TargetRisk Fund and Multi-Alternatives Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for the Managed Futures Fund’s and TargetRisk Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. The Multi-Alternatives Fund does not offer R5 Class shares. Therefore, that Fund’s performance comparisons were made to the Fund’s Y Class shares. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to a Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

4

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill. The Board noted that, while the Managed Futures Fund and TargetRisk Fund had more than five years of performance, the Multi-Alternatives Fund had a shorter-term performance record, and evaluated the information provided.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Managed Futures Fund’s and TargetRisk Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group. For the Multi-Alternatives Fund, which does not offer R5 Class shares, the Fund’s Y Class shares were used for the purposes of expense comparisons to the Broadridge Expense Universe and Broadridge Expense Group. The expense comparisons below were made for each Fund’s Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2024. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon AHL Managed Futures Strategy Fund

In considering the renewal of the Agreements for the Managed Futures Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) that while the Fund’s Morningstar Fee Level Ranking was in the 4th quintile, the Fund’s Broadridge Expense Group and Broadridge Expense Universe rankings were in the 3rd quintile; and (2) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Managed Futures Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Additional Considerations and Conclusions with Respect to the American Beacon AHL Multi-Alternatives Fund

In considering the renewal of the Agreements for the Multi-Alternatives Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	3	rd Quintile

Broadridge and Morningstar Performance Analysis (one-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	4	th Quintile
Compared to Morningstar Category	4	th Quintile

The Board also considered: (1) that while the Fund’s Broadridge Expense Universe ranking was in the 4th quintile, the Broadridge Expense Group ranking and Morningstar Fee Level Ranking were in the 3rd quintile; and (2) the Manager’s recommendation to continue to retain the sub-advisor based upon, among other factors, the relatively brief period that this Fund has been in operation, given that the Board typically gives greater weight to a Fund’s longer-term performance.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Multi-Alternatives Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon AHL TargetRisk Fund

In considering the renewal of the Agreements for the TargetRisk Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	2	nd Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	2	nd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	4	th Quintile

The Board also considered: (1) the Manager’s discussion of the challenges in evaluating the Fund’s performance relative to its Morningstar Category, given that few of the funds in its Morningstar Category pursue a comparable investment strategy; and (2) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the TargetRisk Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

6

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Man Large Cap Growth Fund (“LCG Fund”) and the American Beacon Man Large Cap Value Fund (“LCV Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the Investment Advisory Agreement among the Manager, Numeric Investors LLC (“Numeric” or the “sub-advisor”), and the Trust (the “Investment Advisory Agreement”), on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for the Funds; (3) the profits, if any, earned by the Manager, in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index(es), as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to its benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager, with respect to each Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for the LCG Fund and its share classes, the Manager is waiving a portion of its fees and/or reimbursing certain expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Funds. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that with respect to each Fund, the sub-advisor does not manage any other client accounts in the strategy of either Fund. Therefore, the sub-advisor did not provide fee schedules for comparable investment accounts managed by the sub-advisor. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to each Fund, the Manager has negotiated breakpoints for the sub-advisory fee rates. The Board also considered that the current assets of each Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

9

Renewal and Approval of Management Agreement and Investment Advisory Agreement

The expense comparisons in the Additional Considerations and Conclusions sections below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2024. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American BeaconMan Large Cap Growth Fund

In considering the renewal of the Agreements for the LCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	2	nd Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)*
Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	4	th Quintile

* Numeric began managing the Fund effective May 1, 2024. Performance through April 30, 2024, reflects the Fund’s performance under the management of its prior sub-advisor.

The Board also considered: (1) that, at the Manager’s recommendation, the Board had approved the termination of the Fund’s prior sub-advisor and the retention of Numeric as the Fund’s sub-advisor effective May 1, 2024; (2) that while the Fund’s Morningstar Fee Level Ranking was in the 4th quintile, the Fund’s Broadridge Expense Group and Broadridge Expense Universe rankings were in the 2nd and 3rd quintile, respectively; and (3) the Manager’s recommendation to continue to retain the sub-advisor based upon, among other factors, the relatively brief period that the sub-advisor has been managing assets for the Fund, given that the Board typically gives greater weight to a Fund’s longer-term performance.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the LCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the LCG Fund.

Additional Considerations and Conclusions with Respect to the American BeaconMan Large Cap Value Fund

In considering the renewal of the Agreements for the LCV Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

10

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)*
Compared to Broadridge Performance Universe	5	th Quintile
Compared to Morningstar Category	5	th Quintile

* Numeric began managing the Fund effective May 1, 2024. Performance through April 30, 2024, reflects the Fund’s performance under the management of its prior sub-advisor.

The Board also considered: (1) that, at the Manager’s recommendation, the Board had approved the termination of the Fund’s prior sub-advisor and the retention of Numeric as the Fund’s sub-advisor effective May 1, 2024; (2) that while the Fund’s Broadridge Expense Group ranking was in the 4th quintile, and the Fund’s Broadridge Expense Universe and Morningstar Fee Level rankings were in the 5th quintile, Numeric’s fee is lower than that of the prior sub-advisor, and the impact of the fee reduction is only reflected in the Fund’s expense ratio beginning May 1, 2024; and (3) the Manager’s recommendation to continue to retain the sub-advisor based upon, among other factors, the relatively brief period that the sub-advisor has been managing assets for the Fund, given that the Board typically gives greater weight to a Fund’s longer-term performance.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the LCV Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the LCV Fund.

11

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Stephens Mid-Cap Growth Fund (“MCG Fund”) and the American Beacon Stephens Small Cap Growth Fund (“SCG Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the Investment Advisory Agreement among the Manager, Stephens Investment Management Group, LLC (the “sub-advisor”), and the Trust (the “Investment Advisory Agreement”), on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for the Funds; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the

12

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index(es), as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to the performance of a composite of other comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for each Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for each Fund and certain of its share classes, the Manager is waiving a portion of its fees and/or reimbursing certain expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Funds. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

13

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that each Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to the SCG Fund, the Manager has negotiated a breakpoint for the sub-advisory fee rate. The Board also considered that the current assets of the SCG Fund did exceed the threshold necessary to reach the sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and

14

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2024. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Mid-Cap Growth Fund

In considering the renewal of the Agreements for the MCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) that while the Fund’s Broadridge Expense Group and Expense Universe rankings and its Morningstar Fee Level Ranking were in the 4th quintile, the Fund’s trailing five-year performance, net of expenses, was in the 2nd quintile of its Broadridge Performance Universe and Morningstar Category; and (2) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the MCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the MCG Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Small Cap Growth Fund

In considering the renewal of the Agreements for the SCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge Fund Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

15

Renewal and Approval of Management Agreement and Investment Advisory Agreement

The Board also considered: (1) the Manager’s explanation that the SCG Fund employs a limited-capacity strategy as the sub-advisor focuses on profitable, high quality small-capitalization growth companies; (2) that while the Fund’s Broadridge Expense Universe Ranking and Morningstar Fee Level Ranking were in the 4th quintile, the Fund’s Broadridge Expense Group ranking was in the 3rd quintile; (3) that the Fund’s trailing five-year performance, net of expenses, was in the 2nd quintile of its Broadridge Performance Universe and Morningstar Category; and (4) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the SCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the SCG Fund.

16

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 4, 2025

By	/s/ Sonia L. Bates
Sonia L. Bates
Principal Financial Officer
American Beacon Funds
Date: September 4, 2025